UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2017

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Government Cash Management Fund* seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results. There is no guarantee that a Fund’s investment objective will be achieved.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

* Effective October 3, 2016, the Cash Management Fund changed its name to the Government Cash Management Fund.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended March 31, 2017.

Market and Economic Overview

One of the largest impacts on the markets during the review period was the U.S. presidential election. The beginning of the period was dominated by risk-off sentiment ahead of the election. Donald Trump’s unexpected win resulted in a strong rally in U.S. equity markets, dollar appreciation, and a substantial rise in interest rates. In this rally, investors turned to investments that would benefit from Trump’s pro-growth agenda, such as tax reform, increased public spending and regulatory reforms. Toward the end of the review period, the post-election optimism paused as markets started to question the new administration’s ability to deliver on its agenda.

Another dominant factor that influenced markets was both the anticipation and actual timing of the Federal Reserve’s (“the Fed’s”) interest rate hikes. The Fed increased its target rate in December 2016 and March 2017, following the December 2015 hike when it started its path toward interest rate normalization. Reflecting increased optimism regarding the U.S. economy, the Fed is considering two additional hikes this year. The Labor Market Conditions Index, which tracks changes in the labor market, has been on the rise and the unemployment rate has fallen below 5%, both of which are signs of an improving economy. Inflation has been climbing steadily since July of 2016, and has moved towards the Fed’s target of 2%.

There have been additional signs of an improving U.S. and global economic outlook. The U.S. economy grew at an annualized rate of 2.1% during the fourth quarter of 2016, stronger than the previous estimate of 1.9%. U.S. consumers and businesses are significantly more positive regarding their outlook than they were at this time last year. U.S. consumer confidence is at a 17-year high. In Europe, business surveys have risen to their highest levels in over five years and consumer confidence has also recovered. There are also signs of improvement in emerging market growth.

Bond Markets

Most of the fixed income markets had negative performances during the review period. The U.S. bond market (measured by the BofA Merrill Lynch U.S. Broad Market Index) lost 2.23%. The market lost 3.08% in the fourth quarter, which was the worst quarterly loss in more than 20 years, as interest rates moved sharply higher in reaction to Trump’s victory.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Treasury yields rose across all maturities during the review period. The 2-year Treasury yield, which is very sensitive to changes in Fed policy, rose 50 basis points from 0.76% to 1.26%. The benchmark 10-year Treasury yield rose 79 basis points from 1.60% to 2.39%. The Fed increased interest rates twice during this period, in mid-December and mid-March. Yields moved up ahead of these widely anticipated interest rate hikes, only to fall slightly later.

Despite recovering in the first quarter, Treasuries (measured by the BofA ML US Treasury Index) were the weakest domestic fixed income market during the review period, down 3.30%. Trump’s victory resulted in a massive sell-off of government bonds as investors reassessed the impact of the new administration on inflation and economic growth. Longer-dated Treasuries (15+ Years) had the worst performance at –10.45% while shorter-dated Treasuries (1–5 Year) held up better at –0.72%.

Investment grade corporate bonds (measured by the BofA ML Corporate Master Index) held up better than Treasuries, down 1.50% for the period under review, as tighter spreads offset some of the negative impact of rising interest rates. The sector continued to benefit from strong foreign demand due to its relatively attractive yields.

High yield bonds (measured by the BofA ML HY Cash Pay Constrained Index) and leveraged loans (measured by the Credit Suisse Leveraged Loan Index) were the best performing bond market sectors, gaining 4.61% and 3.48%, respectively. High yield bonds benefited from investors searching for income and the generally positive performance of riskier assets. The lowest quality bonds (CCC-rated) within high yield continued to outperform, returning 11.04%. Leveraged loans benefited from investors looking for bond investments that would perform well in a rising interest rate environment.

Many international fixed income markets underperformed U.S. fixed income markets, experiencing additional stress due to an appreciating U.S. dollar. Non-U.S. sovereign bonds (measured by the Citigroup World Government Bond ex-U.S., USD) lost 9.03%. Emerging market bonds (measured by the BofA ML Global Emerging Markets Sovereign, USD) performed better with a return of 0.35%. Emerging markets bond funds recovered during the first quarter, receiving about $20 billion of net flows as initial fears about U.S. post-election protectionism subsided. Money market rates increased 0.5% as a result of the Fed’s two interest rate increases during the review period.

2

Equity Markets

U.S. equities posted double-digit returns for the review period. The S&P 500 Index and the Dow Jones Industrial Average (DJIA) gained 10.12% and 14.30%, respectively. Many equity indices reached new record heights. For example, the DJIA hit three major psychological milestones of 19,000 (on November 22nd), 20,000 (on January 25th) and 21,000 (on March 1st).

Equity market volatility was very low for most of this time period with the only spike occurring after the U.S. election. The VIX Index, which measures equity market volatility, posted its second lowest quarterly average on record during the first quarter.

Equities began October with losses as investors became risk averse ahead of the U.S. presidential election in November, and in anticipation of potential tighter monetary policy around the globe. The Trump victory resulted in a rally of risky assets. The equity rally continued through February. However, there was a rotation of market leaders during the first quarter of 2017 as the rally was driven primarily by an improving economic outlook while the “Trump” trade faded. Small-caps, Financials, Industrials and Value stocks had the best performance during the post-election rally, while Technology and Growth stocks came into favor during the first quarter.

Overall, mid-cap stocks (measured by the S&P Midcap 400 Index) and small-cap stocks (measured by the Russell 2000 Index) posted similar returns to large-cap stocks, returning 11.65% and 11.52%, respectively, for the period. However, the major drivers of these returns and their trajectories differed. Small-cap stocks were the largest beneficiaries of the post-election rally, returning 11.15% in November, while large-cap stocks lagged at 3.70%. However, in the first quarter of 2017, large-cap stocks had the best return of 6.07% while small-cap stocks gained only 1.06%, on the belief that any new trade restrictions would not be as harsh as previously thought.

Ten of the S&P 500 Index’s 11 sectors were positive. Financials, which was one of the biggest beneficiaries of Trump’s victory and higher interest rates, was the strongest sector, returning 24.16% for the period. The majority of this return occurred in the fourth quarter of 2016. Technology, which benefits most from improved economic growth, was the second strongest sector, returning 13.92%. The majority of this return happened in the first quarter of 2017. Real Estate was the weakest sector, down 1.02%, despite having strong performances in December and February. Real estate investor sentiment oscillated between optimism regarding Trump’s proposed economic policies and pessimism due to the interest rate increases.

3

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

International equities were positive as well, but most of the regions lagged behind U.S. equities. Developed markets outside the U.S. and Canada (measured by the MSCI EAFE Index) finished the review period up 6.66% as their U.S. dollar-denominated returns were hurt by an appreciating dollar. Europe (measured by the MSCI EURO Index) was one of the strongest regions, returning 10.80%. It benefited from a pick-up in growth throughout Europe and fading concerns that the anti-Euro candidate, Marine Le Pen, would prevail in the upcoming French presidential election.

Overall, emerging markets (MSCI EM Index) had similar returns as developed markets, gaining 6.93% for the period. However, they had larger quarter-over-quarter swings. They lost 4.08% during the fourth quarter, negatively influenced by Trump’s victory. However, those same markets were up 11.49% during the first quarter, rebounding off of post-election lows, led by Latin America.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all fund’s, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet a portfolio manager’s

4

expectations. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond funds, including liquidity risk and prepayment and extension risk. To the extent a fund uses derivatives, it will have risks associated with such use. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

5

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2016, and held for the entire six-month period ended March 31, 2017. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares of a Fund, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads) or account fees that are charged to certain types of accounts, such as an annual custodial fee of $15 for certain IRA accounts and certain other retirement accounts or an annual custodial fee of $30 for 403(b) custodial accounts (subject to exceptions and certain waivers as described in the Funds’ Statement of Additional Information). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

6

Fund Expenses (unaudited)
BALANCED INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.15%
Actual		$1,000.00	$1,013.87	$5.77
Hypothetical**		$1,000.00	$1,019.20	$5.79
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,014.39	$4.12
Hypothetical**		$1,000.00	$1,020.84	$4.13
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,015.92	$3.47
Hypothetical**		$1,000.00	$1,021.49	$3.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

7

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—40.1%
	Aerospace/Defense—.5%
$ 200M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	$ 201,535
	Automotive—.7%
300M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	299,518
	Chemicals—1.1%
200M	Agrium, Inc., 3.375%, 3/15/2025	197,722
300M	Dow Chemical Co., 3.5%, 10/1/2024	305,410
		503,132
	Consumer Non-Durables—.9%
400M	Newell Brands, Inc., 4.2%, 4/1/2026	416,754
	Energy—2.9%
500M	BP Capital Markets, PLC, 3.216%, 11/28/2023	503,001
300M	Magellan Midstream Partners, LP, 5%, 3/1/2026	330,827
465M	Marathon Oil Corp., 3.85%, 6/1/2025	457,953
		1,291,781
	Financial Services—6.5%
500M	American Express Co., 1.6401%, 5/22/2018 †	501,980
300M	American International Group, Inc., 3.75%, 7/10/2025	298,853
200M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	215,552
200M	ERAC USA Finance Co., 7%, 10/15/2037 (a)	253,534
	Ford Motor Credit Co., LLC:
500M	2.875%, 10/1/2018	506,101
300M	1.9496%, 3/12/2019 †	301,338
	General Electric Capital Corp.:
200M	3.1%, 1/9/2023	205,729
100M	6.75%, 3/15/2032	135,045
250M	Key Bank NA, 3.4%, 5/20/2026	243,594
200M	State Street Corp., 3.55%, 8/18/2025	205,757
		2,867,483
	Financials—8.3%
400M	Bank of America Corp., 5.875%, 2/7/2042	482,756
400M	Capital One Financial Corp., 3.75%, 4/24/2024	407,419
500M	Citigroup, Inc., 3.7%, 1/12/2026	501,395
200M	Deutsche Bank AG, 3.7%, 5/30/2024	196,892
300M	General Motors Financial Co., 5.25%, 3/1/2026	322,887

8

Principal
Amount	Security	Value
$ 200M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	$ 205,295
	JPMorgan Chase & Co.:
300M	3.625%, 12/1/2027	291,688
100M	6.4%, 5/15/2038	129,408
100M	Morgan Stanley, 5.5%, 7/28/2021	111,003
	U.S. Bancorp:
200M	3.6%, 9/11/2024	206,159
200M	3.1%, 4/27/2026	196,860
300M	Visa, Inc., 3.15%, 12/14/2025	301,370
	Wells Fargo & Co.:
100M	5.606%, 1/15/2044	114,811
200M	3.9%, 5/1/2045	191,971
		3,659,914
	Food/Beverage/Tobacco—1.0%
	Anheuser-Busch InBev Finance, Inc.:
100M	3.65%, 2/1/2026	101,305
200M	4.7%, 2/1/2036	212,249
100M	4.9%, 2/1/2046	108,499
		422,053
	Food/Drug—.9%
400M	CVS Health Corp., 3.875%, 7/20/2025	412,849
	Information Technology—2.1%
200M	Apple, Inc., 2.5%, 2/9/2025	193,693
300M	Microsoft Corp., 3.7%, 8/8/2046	282,349
	Oracle Corp.:
100M	2.95%, 5/15/2025	98,813
350M	2.65%, 7/15/2026	333,679
		908,534
	Media-Broadcasting—.7%
300M	Comcast Corp., 4.25%, 1/15/2033	309,406
	Media-Diversified—.5%
200M	Time Warner, Inc., 3.6%, 7/15/2025	198,103
	Real Estate—6.4%
500M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	499,700
300M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	303,834
450M	Boston Properties, LP, 2.75%, 10/1/2026	415,044

9

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2017

Principal
Amount
or Shares		Security	Value
		Real Estate (continued)
$ 200M		ERP Operating, LP, 3.375%, 6/1/2025	$ 198,450
300M		Prologis, LP, 3.75%, 11/1/2025	307,118
500M		Realty Income Corp., 3.25%, 10/15/2022	505,437
200M		Simon Property Group, LP, 3.375%, 10/1/2024	201,793
400M		Welltower, Inc., 4%, 6/1/2025	406,121
			2,837,497
		Retail-General Merchandise—1.9%
200M		Amazon.com, Inc., 4.8%, 12/5/2034	222,125
500M		Home Depot, Inc., 5.875%, 12/16/2036	633,763
			855,888
		Telecommunications—1.6%
200M		AT&T, Inc., 5.15%, 3/15/2042	199,123
		Verizon Communications, Inc.:
400M		3.65%, 9/14/2018	410,984
100M		4.272%, 1/15/2036	92,892
			702,999
		Transportation—2.2%
400M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	457,424
200M		Cummins, Inc., 4.875%, 10/1/2043	222,966
300M		Southwest Airlines Co., 3%, 11/15/2026	283,799
			964,189
		Utilities—1.9%
200M		Dominion Resources, Inc., 3.9%, 10/1/2025	203,997
200M		Duke Energy Progress, Inc., 4.15%, 12/1/2044	203,592
100M		Entergy Arkansas, Inc., 4.95%, 12/15/2044	102,245
100M		Oklahoma Gas & Electric Co., 4%, 12/15/2044	96,226
200M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041	225,343
			831,403
Total Value of Corporate Bonds (cost $18,023,517)			17,683,038
		COMMON STOCKS—37.6%
		Consumer Discretionary—4.6%
100	*	Acushnet Holdings Corporation	1,728
341		Adient, PLC	24,780
4,300		American Eagle Outfitters, Inc.	60,329

10

Shares	Security	Value
	Consumer Discretionary (continued)
2,600	Coach, Inc.	$ 107,458
6,900	DSW, Inc. – Class “A”	142,692
8,100	Ford Motor Company	94,284
2,400	HSN, Inc.	89,040
4,964	Johnson Controls International, PLC	209,084
3,500	L Brands, Inc.	164,850
4,600	Newell Brands, Inc.	216,982
3,600	Nordstrom, Inc.	167,652
4,600	Regal Entertainment Group – Class “A”	103,868
3,800	Tupperware Brands Corporation	238,336
650	Whirlpool Corporation	111,365
2,100	Williams-Sonoma, Inc.	112,602
2,000	Wyndham Worldwide Corporation	168,580
		2,013,630
	Consumer Staples—5.8%
6,600	Altria Group, Inc.	471,372
5,400	B&G Foods, Inc.	217,350
4,200	Coca-Cola Company	178,248
7,500	Koninklijke Ahold Delhaize NV (ADR)	160,800
2,400	Nu Skin Enterprises, Inc. – Class “A”	133,296
3,100	PepsiCo, Inc.	346,766
4,600	Philip Morris International, Inc.	519,340
1,600	Procter & Gamble Company	143,760
3,300	Sysco Corporation	171,336
2,900	Wal-Mart Stores, Inc.	209,032
		2,551,300
	Energy—1.7%
700	Chevron Corporation	75,159
1,400	ExxonMobil Corporation	114,814
2,900	Marathon Petroleum Corporation	146,566
750	Occidental Petroleum Corporation	47,520
3,600	PBF Energy, Inc. – Class “A”	79,812
700	Phillips 66	55,454
2,000	Royal Dutch Shell, PLC – Class “A” (ADR)	105,460
650	Schlumberger, Ltd.	50,765
3,200	Suncor Energy, Inc.	98,400
		773,950

11

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2017

Shares		Security	Value
		Financials—4.3%
2,000		Ameriprise Financial, Inc.	$ 259,360
3,100		Berkshire Hills Bancorp, Inc.	111,755
1,100		Chubb, Ltd.	149,875
3,600		Discover Financial Services	246,204
100	*	Hamilton Lane, Inc. – Class “A”	1,867
3,000		JPMorgan Chase & Company	263,520
3,600		MetLife, Inc.	190,152
1,600		PNC Financial Services Group, Inc.	192,384
4,100		U.S. Bancorp	211,150
8,600		Waddell & Reed Financial, Inc. – Class “A”	146,200
2,500		Wells Fargo & Company	139,150
			1,911,617
		Health Care—4.3%
5,500		Abbott Laboratories	244,255
5,100		AbbVie, Inc.	332,316
6,600		GlaxoSmithKline, PLC (ADR)	278,256
3,100		Johnson & Johnson	386,105
3,900		Merck & Company, Inc.	247,806
11,400		Pfizer, Inc.	389,994
			1,878,732
		Industrials—4.5%
2,000		3M Company	382,660
6,800		General Electric Company	202,640
2,000		Honeywell International, Inc.	249,740
5,900		Koninklijke Philips NV (ADR)	189,449
1,400		Lockheed Martin Corporation	374,640
4,000		Mobile Mini, Inc.	122,000
1,700		Textainer Group Holdings, Ltd.	26,010
11,100		Triton International, Ltd.	286,269
1,200		United Technologies Corporation	134,652
			1,968,060
		Information Technology—5.8%
3,300		Apple, Inc.	474,078
9,100		Cisco Systems, Inc.	307,580
4,600		Intel Corporation	165,922
1,200		International Business Machines Corporation	208,968
5,800		Maxim Integrated Products, Inc.	260,768
6,800		Microsoft Corporation	447,848

12

Shares	Security	Value
	Information Technology (continued)
4,600	QUALCOMM, Inc.	$ 263,764
2,400	Symantec Corporation	73,632
8,000	Travelport Worldwide, Ltd.	94,160
3,200	Western Digital Corporation	264,096
		2,560,816
	Materials—.9%
3,100	International Paper Company	157,418
1,150	Praxair, Inc.	136,390
1,950	RPM International, Inc.	107,308
		401,116
	Real Estate—1.8%
10,000	Brixmor Property Group, Inc. (REIT)	214,600
4,400	Chesapeake Lodging Trust (REIT)	105,424
14,400	FelCor Lodging Trust, Inc. (REIT)	108,144
5,600	Sunstone Hotel Investors, Inc. (REIT)	85,848
6,200	Tanger Factory Outlet Centers, Inc. (REIT)	203,174
4,500	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	92,520
		809,710
	Telecommunication Services—1.4%
8,300	AT&T, Inc.	344,865
5,500	Verizon Communications, Inc.	268,125
		612,990
	Utilities—2.5%
3,000	Black Hills Corporation	199,410
3,400	Duke Energy Corporation	278,834
4,200	Exelon Corporation	151,116
5,800	NiSource, Inc.	137,982
3,000	SCANA Corporation	196,050
2,400	WEC Energy Group, Inc.	145,512
		1,108,904
Total Value of Common Stocks (cost $15,137,252)		16,590,825

13

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2017

Principal
Amount
or Shares	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—7.3%
	Fannie Mae:
$ 663M	3%, 4/1/2046 – 6/1/2046	$ 658,188
1,027M	3.5%, 9/1/2045 – 11/1/2046	1,052,203
1,053M	4%, 11/1/2045 – 7/1/2046	1,107,564
297M	4.5%, 1/1/2047	319,038
72M	5%, 8/1/2039	79,306
Total Value of Residential Mortgage-Backed Securities (cost $3,261,805)		3,216,299
	U.S. GOVERNMENT OBLIGATIONS—3.6%
	U.S. Treasury Notes:
700M	0.9515%, 10/31/2018 †	701,120
875M	1.0535%, 1/31/2018 †	877,042
Total Value of U.S. Government Obligations (cost $1,577,119)		1,578,162
	VARIABLE AND FLOATING RATE NOTES—2.7%
	Municipal Bonds
1,200M	Illinois St. Fin. Auth. Rev., 0.9%, 7/1/2038 (cost $1,199,798) †	1,200,000
	EXCHANGE TRADED FUNDS—1.9%
9,500	ishares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $794,601)	833,910
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—5.1%
	Federal Home Loan Bank:
$ 750M	0.71%, 4/21/2017	749,745
1,500M	0.74%, 4/26/2017	1,499,349
Total Value of Short-Term U.S. Government
Agency Obligations (cost $2,248,933)		2,249,094
Total Value of Investments (cost $42,243,025)	98.3%	43,351,328
Other Assets, Less Liabilities	1.7	759,905
Net Assets	100.0%	$44,111,233

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017

14

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

Futures contracts outstanding at March 31, 2017:

				Value at
Number of			Value at	March 31,	Unrealized
Contracts	Type	Expiration	Trade Date	2017	Appreciation
5	5 Year U.S.	Jun. 2017	$ 588,984	$ 589,272	$ 288
	Treasury Note
19	10 Year U.S.	Jun. 2017	2,367,133	2,367,336	203
	Treasury Note
7	U.S. Treasury	Jun. 2017	1,059,516	1,063,036	3,520
	Long Bond
(Premium received $396)					$4,011

15

Portfolio of Investments (continued)
BALANCED INCOME FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,683,038	$—	$17,683,038
Common Stocks	16,590,825	—	—	16,590,825
Residential Mortgage-Backed
Securities	—	3,216,299	—	3,216,299
U.S. Government Obligations	—	1,578,162	—	1,578,162
Variable and Floating Rate Notes	—	1,200,000	—	1,200,000
Exchange Traded Funds	833,910	—	—	833,910
Short-Term U.S. Government
Agency Obligations	—	2,249,094	—	2,249,094
Total Investments in Securities*	$17,424,735	$25,926,593	$—	$43,351,328
Other Assets
Futures Contracts	$4,407	$—	$—	$4,407

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, common stocks and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

16	See notes to financial statements

Fund Expenses (unaudited)
FLOATING RATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.10%
Actual		$1,000.00	$1,018.63	$5.54
Hypothetical**		$1,000.00	$1,019.45	$5.54
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,019.57	$4.53
Hypothetical**		$1,000.00	$1,020.44	$4.53
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,020.54	$3.53
Hypothetical**		$1,000.00	$1,021.44	$3.53

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

17

Portfolio of Investments
FLOATING RATE FUND
March 31, 2017

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS†—87.8%
	Aerospace/Defense—1.9%
$ 1,164M	B/E Aerospace, Inc., 4.0333%, 12/16/2021	$ 1,167,609
	TransDigm, Inc.:
348M	4.0367%, 5/14/2022	347,516
1,356M	4.1169%, 2/28/2020	1,357,912
		2,873,037
	Automotive—4.2%
775M	Cooper-Standard Automotive, Inc., 3.89678%, 11/2/2023	783,527
1,095M	Federal-Mogul Holdings, LLC, 4%, 4/15/2018	1,095,196
1,468M	Hertz Corp., 3.73222%, 6/30/2023	1,471,654
977M	KAR Auction Services, Inc., 4.1875%, 3/11/2021	985,913
836M	Key Safety Systems, Inc., 5.54%, 8/29/2021	846,901
623M	Tectum Holdings, Inc., 5.8226%, 8/24/2023	631,620
665M	TI Group Automotive Systems, LLC, 3.73222%, 6/30/2022	668,199
		6,483,010
	Building Materials—.9%
934M	Builders FirstSource, Inc., 4%, 2/29/2024	934,301
484M	Headwaters, Inc., 4%, 3/24/2022	485,856
		1,420,157
	Chemicals—2.6%
868M	A. Schulman, Inc., 4.0556%, 6/1/2022	871,470
969M	Chemours Co., 6%, 5/12/2022	971,034
495M	Huntsman International, LLC, 3.98222%, 4/1/2023	500,224
663M	Methanol Holdings Trinidad, Ltd., 4.48222%, 6/30/2022	663,188
915M	Univar USA, Inc., 3.73222%, 7/1/2022	923,825
		3,929,741
	Consumer Non-Durables—2.0%
896M	Revlon Consumer Products Corp., 4.48222%, 9/7/2023	897,515
1,233M	Reynolds Group Holdings, Inc., 3.98222%, 2/5/2023	1,239,102
945M	Spectrum Brands Canada, Inc., 3.3989%, 6/23/2022	951,874
		3,088,491

18

Principal
Amount	Security	Value
	Energy—2.1%
$ 881M	Granite Acquisition, Inc., 5.14678%, 12/17/2021	$ 889,272
925M	Jonah Energy, LLC, 7.5%, 5/12/2021	878,750
775M	MEG Energy Corp., 4.54%, 12/31/2023	775,161
625M	Summit Midstream Partners Holdings, LLC, 7.02167%, 5/13/2022	636,719
		3,179,902
	Financial Services—1.6%
1,728M	Delos Finance Sarl, 3.39678%, 10/6/2023	1,751,221
644M	Ineos U.S. Finance, LLC, 3.73222%, 3/31/2022 (b)	647,942
		2,399,163
	Financials—1.4%
800M	Avolon TLB Borrower 1 U.S., LLC, 3.745%, 3/21/2022 (b)	809,000
250M	Helix Generation Funding, LLC, 3.75%, 3/9/2024 (b)	253,750
1,024M	Lightstone Holding Co., LLC, 5.539%, 1/30/2024	1,030,999
		2,093,749
	Food/Beverage/Tobacco—2.0%
533M	B&G Foods, Inc., 3.81056%, 11/2/2022	536,425
1,073M	Chobani, LLC, 5.25%, 10/9/2023 (b)	1,084,629
1,471M	Pinnacle Foods Finance, LLC, 2.81056%, 2/2/2024	1,479,274
		3,100,328
	Forest Products/Containers—2.1%
1,207M	Berry Plastics Corp., 3.5009%, 10/1/2022	1,216,083
650M	BWay Holding Co., 3.25%, 4/3/2024 (b)	650,203
713M	BWay Intermediate Co., Inc., 4.75%, 8/14/2020	714,404
706M	Exopack Holdings SA, 4.64678%, 5/8/2019	707,910
		3,288,600
	Gaming/Leisure—4.9%
	AMC Entertainment Holdings, Inc.:
876M	3.6622%, 12/15/2022	884,734
375M	3.73278%, 12/15/2023	378,574
300M	Delta 2 Lux Sarl, 4.245%, 2/1/2024 (b)	300,141
1,237M	Hilton Worldwide Finance, LLC, 2.9817%, 10/25/2023	1,246,592
1,316M	La Quinta Intermediate Holdings, LLC, 3.77178%, 4/14/2021	1,325,994
840M	Lions Gate Entertainment Corp., 3.98222%, 12/8/2023	846,038

19

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2017

Principal
Amount	Security	Value
	Gaming/Leisure (continued)
$ 1,469M	Live Nation Entertainment, Inc., 3.5%, 10/31/2023	$ 1,485,144
230M	Pinnacle Entertainment, Inc., 3.99%, 4/28/2023	233,060
871M	Seminole Hard Rock Entertainment, Inc., 3.89678%, 5/14/2020	877,397
		7,577,674
	Health Care—7.9%
	CHS/Community Health Systems, Inc.:
219M	3.7976%, 12/31/2019	217,917
739M	4.0477%, 1/27/2021	730,717
523M	Cotiviti Corp., 3.9%, 9/28/2023	527,575
565M	DaVita, Inc., 3.73222%, 6/24/2021	571,808
1,075M	Envision Healthcare Corp., 4.15%, 12/1/2023	1,085,303
444M	ExamWorks Group, Inc., 3.5%, 7/27/2023	447,217
566M	Kindred Healthcare, Inc., 4.5625%, 4/9/2021	565,584
531M	Mallinckrodt International Finance SA, 3.89678%, 9/24/2024	532,030
506M	MPH Acquisition Holdings, LLC, 4.89678%, 6/7/2023	513,020
1,146M	Nature’s Bounty Co., 4.64678%, 5/5/2023	1,154,233
388M	Onex Carestream Finance, LP, 5.14678%, 6/7/2019	376,101
300M	Prestige Brands Holdings, Inc., 3.7322%, 1/26/2024	303,375
716M	Quintiles IMS, Inc., 2.9746%, 3/7/2024	721,567
	RPI Finance Trust:
60M	3.15289%, 3/23/2023 (b)	60,337
1,204M	3.64678%, 10/14/2022	1,210,730
1,500M	Sterigenics-Nordion Holdings, LLC, 3%, 5/15/2022 (b)	1,502,345
1,558M	Valeant Pharma International, Inc., 5.57%, 4/1/2022	1,565,383
		12,085,242
	Industrials—.7%
1,147M	SIG Combibloc Holdings SCA, 4%, 3/11/2022	1,155,844
	Information Technology—7.2%
331M	ARRIS Group, Inc., 3.73222%, 4/17/2020	333,931
1,580M	Avast Holdings BV, 5%, 9/30/2022	1,591,850
875M	Change Heathcare Holdings, 3.75%, 3/1/2024	877,187
878M	Dell International, LLC, 3.49%, 9/7/2023	882,737
225M	Gartner Group, Inc., 2.99875%, 3/15/2024 (b)	226,828
658M	Global Payments, Inc., 3.48222%, 4/21/2023	663,394
	Go Daddy Operating Co., LLC:
809M	3.41222%, 2/15/2024 (b)	810,521
1,067M	3.4975%, 2/15/2024 (b)	1,069,166
678M	Match Group, Inc., 4.09667%, 11/16/2022	680,668

20

Principal
Amount	Security	Value
	Information Technology (continued)
$ 399M	Micron Technology, Inc., 4.74%, 4/26/2022	$ 404,234
403M	Microsemi Corp., 3.22611%, 1/15/2023 (b)	405,708
1,563M	Quest Software U.S., 7%, 10/31/2022	1,588,482
736M	Western Digital Corp., 3.73222%, 4/29/2023	741,362
714M	Zebra Technologies Corp., 3.6%, 10/27/2021	720,096
		10,996,164
	Manufacturing—6.8%
1,870M	Brand Energy & Infrastructure, 4.772%, 11/26/2020 (b)	1,877,455
1,450M	Columbus McKinnon Corp., 4.1468%, 1/31/2024	1,464,500
625M	Douglas Dynamics, LLC, 4.5%, 12/31/2021	628,125
977M	Filtration Group, Inc., 4.304%, 11/23/2020	985,323
1,178M	Gardner Denver, Inc., 4.5588%, 7/30/2020	1,175,247
1,147M	Gates Global, LLC, 4.39678%, 7/6/2021	1,150,122
939M	Husky Injection Molding System, 4.25%, 6/30/2021	944,858
1,045M	RBS Global, Inc., 3.8371%, 8/21/2023	1,050,510
1,204M	U.S. Farathane, LLC, 5.1468%, 12/23/2021	1,220,156
		10,496,296
	Media-Broadcasting—4.5%
2,575M	Altice Financing SA, 3.7475%, 7/28/2025 (b)	2,573,699
1,340M	Altice France SA, 5.289%, 1/15/2024	1,349,226
2,250M	Altice U.S. Finance I, 4.2475%, 7/28/2025 (b)	2,256,750
	CBS Radio, Inc.:
125M	4.495%, 11/1/2023 (b)	125,625
557M	4.5%, 10/17/2023	563,721
		6,869,021
	Media-Cable TV—4.7%
1,361M	Charter Communications, 3.23222%, 1/15/2024	1,369,475
	CSC Holdings, LLC :
500M	3.245%, 7/15/2025 (b)	500,000
1,371M	3.94278%, 10/11/2024	1,380,616
748M	Gray Television, Inc., 3.33444%, 2/7/2024	753,736
823M	Midcontinent Communications, Inc., 3.3344%, 12/31/2023	831,681
102M	Mission Broadcasting, Inc., 3.9428%, 1/17/2024	102,744
1,086M	Nexstar Broadcasting, Inc., 3.94278%, 1/17/2024	1,095,915
614M	Raycom TV Broadcasting, LLC, 3.98222%, 8/4/2021	615,786
600M	Ziggo Secured Finance BV, 3.41222%, 4/15/2025	599,625
		7,249,578

21

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2017

Principal
Amount	Security	Value
	Media-Diversified—.8%
$ 489M	Tribune Media Co., 3.98222%, 1/26/2024	$ 492,169
801M	Virgin Media Bristol, LLC, 3.66222%, 1/31/2025	803,836
		1,296,005
	Metals/Mining—4.1%
1,250M	Arch Coal, Inc., 5%, 3/7/2024	1,250,781
401M	FMG Resources Property, 3.75%, 6/30/2019	404,206
1,300M	Foresight Energy, LLC, 6.735%, 3/28/2022 (b)	1,272,375
1,381M	MRC Global U.S., Inc., 5%, 11/8/2019	1,394,722
225M	Peabody Energy Corp., 5.495%, 2/8/2022 (b)	226,125
882M	TMS International Corp., 4.5565%, 10/16/2020	886,166
845M	Zekelman Industries, Inc., 4.90622%, 6/14/2021	856,120
		6,290,495
	Real Estate—.4%
579M	Realogy Group, LLC, 3.23167%, 7/20/2022	581,594
	Retail-General Merchandise—8.8%
	1011778 B.C. Unlimited:
250M	3.25%, 2/16/2024 (b)	251,094
1,079M	3.3093%, 2/16/2024	1,088,229
950M	84 Lumber Co., 6.75%, 10/25/2023	961,875
1,375M	Bass Pro Group, LLC, 5.97039%, 12/15/2023	1,323,437
1,300M	BJ’s Wholesale Club, Inc., 4.75%, 2/3/2024	1,271,292
916M	CNT Holdings III Corp., 4.28%, 1/22/2023	922,636
521M	General Nutrition Centers, Inc., 3.49%, 3/4/2019	445,705
750M	Hanesbrands, Inc., 3.4822%, 4/29/2022	756,578
1,542M	Harbor Freight Tools USA, Inc., 4.23222%, 8/18/2023	1,542,250
1,020M	KFC Holding Co., 2.9761%, 6/16/2023	1,028,587
1,125M	Landry’s, Inc., 4.0410%, 10/4/2023	1,136,250
871M	Neiman Marcus Group, Inc., 4.25%, 10/25/2020	701,190
1,050M	Party City Holdings, Inc., 3.8718%, 8/19/2022	1,049,333
995M	Planet Fitness Holdings, LLC, 4.5269%, 3/31/2021	996,244
		13,474,700

22

Principal
Amount	Security	Value
	Services—3.8%
$ 500M	Aramark Services, Inc., 2.98287%, 3/28/2024 (b)	$ 503,750
1,437M	Brickman Group, Ltd., LLC, 4.0008%, 12/18/2020	1,444,410
790M	Doosan Bobcat, Inc., 4.5%, 5/28/2021	799,465
948M	Monitronics International, Inc., 6.6468%, 9/30/2022	960,569
1,546M	Safway Group Holding, LLC, 5.75%, 8/21/2023	1,565,452
525M	TKC Holdings, Inc., 4.75%, 2/1/2023	529,266
		5,802,912
	Telecommunications—3.3%
1,009M	CommScope, Inc., 3.48222%, 12/29/2022	1,018,005
1,081M	GCI Holdings, Inc., 3.98222%, 2/2/2022	1,091,897
1,200M	Level 3 Financing, Inc., 3.2272%, 2/22/2024	1,202,626
1,250M	Telenet International Finance Sarl, 3.91222%, 1/31/2025	1,250,000
435M	Zayo Group, LLC, 3.5%, 1/19/2024	437,719
		5,000,247
	Transportation—.3%
454M	XPO Logistics, Inc., 3.1078%, 11/1/2021	455,835
	Utilities—4.3%
961M	Calpine Corp., 3.9%, 1/15/2024	966,398
425M	Dayton Power & Light Co., 4.24%, 8/24/2022	429,250
475M	Dynegy, Inc., 4.25%, 6/27/2023	476,979
	HD Supply, Inc.:
750M	3.73222%, 8/13/2021	756,551
549M	3.73222%, 10/17/2023	553,254
995M	NRG Energy, Inc., 3.23222%, 6/30/2023	1,000,182
1,075M	Talen Energy Supply, LLC, 6.06%, 12/6/2023	1,091,125
1,272M	Vistra Operations Co., LLC, 3.7222%, 8/4/2023	1,270,550
		6,544,289
	Waste Management—1.4%
950M	Advanced Disposal Services, 3.69778%, 11/10/2023	957,139
1,119M	GFL Environmental, Inc., 3.89678%, 9/29/2023	1,126,022
		2,083,161

23

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2017

Principal
Amount	Security	Value
	Wireless Communications—3.1%
$ 1,600M	Intelsat Jackson Holdings SA, 3.88733%, 6/30/2019	$ 1,571,501
1,450M	Sprint Communications, Inc., 3.5%, 2/2/2024	1,451,812
1,747M	Telesat Canada, 4.15%, 11/17/2023	1,770,899
		4,794,212
Total Value of Loan Participations (cost $133,769,384)		134,609,447
	CORPORATE BONDS—7.5%
	Aerospace/Defense—.2%
325M	Bombardier, Inc., 8.75%, 12/1/2021 (a)	356,687
	Building Materials—.5%
750M	Griffon Corp., 5.25%, 3/1/2022	752,813
	Energy—2.0%
750M	Murphy Oil USA, Inc., 6%, 8/15/2023	789,375
400M	Precision Drilling Corp., 6.5%, 12/15/2021	401,088
1,000M	Targa Resources Partners, LP, 4.125%, 11/15/2019	1,021,250
800M	Tesoro Logistics, LP, 6.25%, 10/15/2022	849,000
		3,060,713
	Financials—.4%
626M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (a)	633,825
	Forest Products/Container—.5%
700M	Ardagh Holdings USA, Inc., 4.289%, 5/15/2021 (a)	718,375
	Health Care—.9%
800M	Centene Corp., 5.625%, 2/15/2021	839,280
150M	Endo Finance, LLC, 7.25%, 1/15/2022 (a)	142,500
450M	Molina Healthcare, Inc., 5.375%, 11/15/2022	468,842
		1,450,622
	Manufacturing—.5%
700M	H&E Equipment Services, Inc., 7%, 9/1/2022	737,625
	Media-Cable TV—.4%
500M	DISH DBS Corp., 7.875%, 9/1/2019	552,500

24

Principal
Amount	Security	Value
	Metals/Mining—.9%
$ 275M	Aleris International, Inc., 9.5%, 4/1/2021 (a)	$ 297,000
650M	Barminco Holdings Property, Ltd., 9%, 6/1/2018 (a)	685,750
325M	Teck Resources, Ltd., 8.5%, 6/1/2024 (a)	375,781
		1,358,531
	Services—.3%
450M	Cimpress NV, 7%, 4/1/2022 (a)	468,000
	Telecommunications—.1%
225M	Wind Acquisition Finance SA, 4.75%, 7/15/2020 (a)	229,781
	Utilities—.6%
430M	Calpine Corp., 6%, 1/15/2022 (a)	449,887
500M	Dynegy, Inc., 6.75%, 11/1/2019	516,250
		966,137
	Wireless Communications—.2%
250M	T-Mobile USA, Inc., 6.125%, 1/15/2022	264,688
Total Value of Corporate Bonds (cost $11,412,514)		11,550,297
	VARIABLE AND FLOATING RATE NOTES—.1%
	Utilities
219M	AES Corp., 4.05456%, 6/1/2019 (cost $214,827) †	219,548
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—6.5%
10,000M	Federal Home Loan Bank, 0.7%, 4/11/2017 (cost $9,998,055)	9,998,490
Total Value of Investments (cost $155,394,780)	101.9%	156,377,782
Excess of Liabilities Over Other Assets	(1.9)	(2,850,398)
Net Assets	100.0%	$153,527,384

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017.

25

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$134,609,447	$—	$134,609,447
Corporate Bonds	—	11,550,297	—	11,550,297
Variable & Floating Rate Notes	—	219,548	—	219,548
Short-Term U.S. Government
Agency Obligations	—	9,998,490	—	9,998,490
Total Investments in Securities*	$—	$156,377,782	$—	$156,377,782

*	The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

26	See notes to financial statements

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.21%
Actual		$1,000.00	$1,028.59	$6.12
Hypothetical**		$1,000.00	$1,018.90	$6.04
Class B Shares	1.96%
Actual		$1,000.00	$1,023.65	$9.89
Hypothetical**		$1,000.00	$1,015.16	$9.80
Advisor Class Shares	0.94%
Actual		$1,000.00	$1,029.86	$4.76
Hypothetical**		$1,000.00	$1,020.24	$4.73
Institutional Class Shares	0.79%
Actual		$1,000.00	$1,031.00	$4.00
Hypothetical**		$1,000.00	$1,020.99	$3.93

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

27

Portfolio of Investments
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—91.7%
	Aerospace/Defense—1.3%
	Bombardier, Inc.:
$2,600M	8.75%, 12/1/2021 (a)	$ 2,853,500
1,675M	7.5%, 3/15/2025 (a)	1,721,062
	Meccanica Holdings USA, Inc.:
1,871M	7.375%, 7/15/2039 (a)	2,132,940
750M	6.25%, 1/15/2040 (a)	796,875
1,725M	Transdigm, Inc., 6.375%, 6/15/2026	1,730,330
		9,234,707
	Automotive—4.9%
	American Axle & Manufacturing, Inc.:
125M	6.625%, 10/15/2022	129,375
1,475M	6.25%, 4/1/2025 (a)	1,480,531
1,175M	6.5%, 4/1/2027 (a)	1,174,260
1,725M	Asbury Automotive Group, Inc., 6%, 12/15/2024	1,789,687
1,700M	Avis Budget Car Rental, 6.375%, 4/1/2024 (a)	1,710,625
1,900M	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	1,904,750
	Dana Holding Corp.:
2,000M	6%, 9/15/2023	2,095,000
700M	5.5%, 12/15/2024	712,250
2,350M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023	2,428,725
	Group 1 Automotive, Inc.:
2,375M	5%, 6/1/2022	2,404,687
1,425M	5.25%, 12/15/2023 (a)	1,446,375
1,975M	Hertz Corp., 5.5%, 10/15/2024 (a)	1,725,656
	IHO Verwaltungs GmbH:
1,075M	4.125%, 9/15/2021 (a)	1,083,063
550M	4.5%, 9/15/2023 (a)	545,188
3,650M	LKQ Corp., 4.75%, 5/15/2023	3,650,000
3,725M	Meritor, Inc., 6.25%, 2/15/2024	3,836,750
3,050M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023 (a)	3,250,782
2,550M	ZF North America Capital, Inc., 4.75%, 4/29/2025 (a)	2,648,813
		34,016,517
	Building Materials—1.0%
2,600M	Building Materials Corp., 5.375%, 11/15/2024 (a)	2,647,112
4,200M	Griffon Corp., 5.25%, 3/1/2022	4,215,750
		6,862,862

28

Principal
Amount	Security	Value
	Chemicals—4.4%
$2,000M	A. Schulman, Inc., 6.875%, 6/1/2023	$ 2,085,000
2,700M	Blue Cube Spinco, Inc., 10%, 10/15/2025	3,273,750
1,900M	Koppers, Inc., 6%, 2/15/2025 (a)	1,966,500
3,100M	Platform Specialty Products Corp., 10.375%, 5/1/2021 (a)	3,456,500
3,425M	PolyOne Corp., 5.25%, 3/15/2023	3,467,813
	Rain CII Carbon, LLC:
3,225M	8.25%, 1/15/2021 (a)	3,341,906
6,725M	7.25%, 4/1/2025 (a)	6,674,563
1,350M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	1,221,750
1,350M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	1,235,520
	Tronox Finance, LLC:
2,200M	6.375%, 8/15/2020	2,219,250
1,000M	7.5%, 3/15/2022 (a)	1,040,000
525M	W.R. Grace & Co., 5.625%, 10/1/2024 (a)	555,187
		30,537,739
	Consumer Non-Durables—.9%
	Reynolds Group Issuer, Inc.:
1,800M	5.75%, 10/15/2020	1,854,018
850M	5.125%, 7/15/2023 (a)	874,438
1,375M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	1,409,375
2,275M	Wolverine World Wide, Inc., 5%, 9/1/2026 (a)	2,144,188
		6,282,019
	Energy—11.3%
1,425M	Alta Mesa Holdings, LP, 7.875%, 12/15/2024 (a)	1,492,687
	Antero Resources Corp.:
950M	5.375%, 11/1/2021	979,298
475M	5.125%, 12/1/2022	483,609
400M	5%, 3/1/2025 (a)	394,248
1,725M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	1,565,437
1,375M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	1,399,062
425M	Callon Petroleum Co., 6.125%, 10/1/2024 (a)	444,125
1,600M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,612,000
1,425M	Cheniere Corpus Christi Holdings, 7%, 6/30/2024 (a)	1,576,406
	Continental Resources, Inc.:
1,150M	4.5%, 4/15/2023	1,124,838
3,575M	3.8%, 6/1/2024	3,342,625
475M	4.9%, 6/1/2044	410,875

29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Energy (continued)
	Crestwood Midstream Partners, LP:
$2,175M	6.25%, 4/1/2023	$ 2,267,437
1,375M	5.75%, 4/1/2025 (a)	1,407,656
500M	Diamondback Energy, Inc., 4.75%, 11/1/2024 (a)	505,450
2,767M	Exterran Partners, LP, 6%, 10/1/2022	2,739,330
1,950M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	1,930,500
	Genesis Energy, LP:
1,400M	6.75%, 8/1/2022	1,450,400
225M	6%, 5/15/2023	227,250
500M	5.625%, 6/15/2024	491,250
1,150M	Gulfport Energy Corp., 6.375%, 5/15/2025 (a)	1,134,187
2,125M	Hilcorp Energy I, 5.75%, 10/1/2025 (a)	2,061,250
2,600M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	2,606,500
1,400M	Matador Resources Co., 6.875%, 4/15/2023	1,470,000
1,900M	MEG Energy Corp., 6.5%, 1/15/2025 (a)	1,907,125
	Murphy Oil Corp.:
1,425M	4.7%, 12/1/2022	1,389,375
1,225M	6.875%, 8/15/2024	1,301,563
3,300M	Newfield Exploration Co., 5.375%, 1/1/2026	3,463,020
325M	NuStar Logistics, LP, 4.8%, 9/1/2020	330,493
1,750M	Oasis Petroleum, Inc., 6.5%, 11/1/2021	1,763,125
425M	Parsley Energy, LLC, 6.25%, 6/1/2024 (a)	452,625
1,400M	Pattern Energy Group, Inc., 5.875%, 2/1/2024 (a)	1,424,500
575M	PDC Energy, Inc., 6.125%, 9/15/2024 (a)	592,250
1,700M	Precision Drilling Corp., 6.5%, 12/15/2021	1,704,624
2,075M	QEP Resources, Inc., 6.875%, 3/1/2021	2,215,063
1,651M	Range Resources Corp., 5%, 8/15/2022 (a)	1,642,745
1,650M	Rice Energy, Inc., 6.25%, 5/1/2022	1,707,750
1,250M	Rowan Companies, Inc., 4.875%, 6/1/2022	1,200,000
700M	RSP Permian, Inc., 5.25%, 1/15/2025 (a)	708,750
	Sabine Pass Liquefaction, LLC:
1,600M	6.25%, 3/15/2022	1,777,467
925M	5.625%, 4/15/2023	1,004,778
2,625M	5.75%, 5/15/2024	2,864,807
650M	5.875%, 6/30/2026 (a)	717,920
425M	5%, 3/15/2027 (a)	445,139
	Southwestern Energy Co.:
775M	5.8%, 1/23/2020	786,141
1,025M	6.7%, 1/23/2025	1,014,750
700M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	693,000

30

Principal
Amount	Security	Value
	Energy (continued)
	Sunoco, LP:
$1,100M	6.25%, 4/15/2021	$ 1,124,750
900M	6.375%, 4/1/2023	918,000
	Targa Resources Partners, LP:
900M	5.25%, 5/1/2023	924,750
2,800M	4.25%, 11/15/2023	2,751,000
1,150M	5.125%, 2/1/2025 (a)	1,188,813
	Tesoro Logistics, LP:
1,650M	6.25%, 10/15/2022	1,751,063
825M	6.375%, 5/1/2024	897,188
1,550M	Unit Corp., 6.625%, 5/15/2021	1,534,500
	Weatherford Bermuda, PLC:
600M	4.5%, 4/15/2022	577,500
625M	6.5%, 8/1/2036	593,750
1,725M	WPX Energy, Inc., 6%, 1/15/2022	1,763,813
		78,248,557
	Financials—3.9%
	Ally Financials, Inc.:
1,300M	8%, 12/31/2018	1,407,250
3,100M	8%, 3/15/2020	3,487,500
4,250M	8%, 11/1/2031	5,068,125
1,875M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	1,785,937
1,200M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	1,302,000
525M	CDW, LLC, 5%, 9/1/2025	538,125
3,466M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (a)	3,509,325
1,700M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	1,751,000
1,000M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026 (a)	1,045,000
	Icahn Enterprises, LP:
250M	6%, 8/1/2020	260,000
1,325M	6.25%, 2/1/2022 (a)	1,348,187
2,700M	6.75%, 2/1/2024 (a)	2,791,125
1,350M	Ladder Capital Finance Holdings, 5.25%, 3/15/2022 (a)	1,363,500
	Park Aerospace Holdings, Ltd.:
600M	5.25%, 8/15/2022 (a)	626,250
725M	5.5%, 2/15/2024 (a)	755,813
		27,039,137

31

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—1.2%
$1,225M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	$ 1,318,411
	Lamb Weston Holdings, Inc.:
875M	4.625%, 11/1/2024 (a)	894,687
625M	4.875%, 11/1/2026 (a)	639,062
	Post Holdings, Inc.:
1,575M	7.75%, 3/15/2024 (a)	1,744,643
1,725M	5.5%, 3/1/2025 (a)	1,742,250
1,700M	Vector Group, Ltd., 6.125%, 2/1/2025 (a)	1,740,375
		8,079,428
	Food/Drug—.6%
1,000M	AdvancePierre Foods Holdings, 5.5%, 12/15/2024 (a)	1,013,750
1,350M	Albertson Cos., LLC, 5.75%, 3/15/2025 (a)	1,312,875
2,025M	Rite Aid Corp., 6.125%, 4/1/2023 (a)	2,014,875
		4,341,500
	Forest Products/Containers—2.5%
	Ardagh Packaging Finance, PLC:
2,175M	6%, 6/30/2021 (a)	2,248,406
525M	4.625%, 5/15/2023 (a)	530,906
1,850M	Berry Plastics Group, 5.125%, 7/15/2023	1,903,187
425M	Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (a)	434,977
775M	Louisiana-Pacific Corp., 4.875%, 9/15/2024	780,813
	Mercer International, Inc.:
1,400M	7.75%, 12/1/2022	1,505,420
1,175M	6.5%, 2/1/2024 (a)	1,180,875
	Owens-Brockway Glass Container, Inc.:
450M	5%, 1/15/2022 (a)	464,625
625M	5.875%, 8/15/2023 (a)	662,500
1,875M	5.375%, 1/15/2025 (a)	1,910,156
450M	6.375%, 8/15/2025 (a)	481,781
	Sealed Air Corp.:
875M	4.875%, 12/1/2022 (a)	914,918
2,025M	5.25%, 4/1/2023 (a)	2,136,375
2,175M	6.875%, 7/15/2033 (a)	2,376,188
		17,531,127

32

Principal
Amount	Security	Value
	Gaming/Leisure—2.6%
$ 775M	GLP Capital, LP, 5.375%, 4/15/2026	$ 802,125
	International Game Technology, PLC:
225M	5.625%, 2/15/2020 (a)	236,250
900M	6.25%, 2/15/2022 (a)	965,250
1,350M	6.5%, 2/15/2025 (a)	1,444,500
525M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (a)	547,313
1,800M	NCL Corp., Ltd., 4.625%, 11/15/2020 (a)	1,847,250
1,775M	Regal Entertainment Group, 5.75%, 3/15/2022	1,857,094
1,900M	Scientific Games International, Inc., 7%, 1/1/2022 (a)	2,033,000
1,125M	Silversea Cruise Finance Ltd., 7.25%, 2/1/2025 (a)	1,186,875
4,125M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	4,242,356
2,900M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	2,784,000
		17,946,013
	Health Care—8.2%
1,775M	Centene Corp., 6.125%, 2/15/2024	1,910,344
	CHS/Community Health Systems, Inc.:
1,125M	7.125%, 7/15/2020	1,035,000
950M	5.125%, 8/1/2021	942,875
2,450M	6.25%, 3/31/2023	2,502,062
	DaVita HealthCare Partners, Inc.:
1,875M	5.75%, 8/15/2022	1,947,656
1,775M	5.125%, 7/15/2024	1,796,078
	Endo Finance, LLC:
1,350M	7.25%, 1/15/2022 (a)	1,282,500
1,575M	6%, 7/15/2023 (a)	1,386,000
375M	6%, 2/1/2025 (a)	321,562
	Fresenius Medical Care U.S. Finance II, Inc.:
1,150M	5.625%, 7/31/2019 (a)	1,220,437
675M	4.75%, 10/15/2024 (a)	688,500
	HCA, Inc.:
3,025M	6.5%, 2/15/2020	3,318,062
3,300M	6.25%, 2/15/2021	3,570,188
175M	7.5%, 2/15/2022	200,594
2,425M	5.875%, 5/1/2023	2,625,062
375M	5.375%, 2/1/2025	391,875
2,400M	5.875%, 2/15/2026	2,538,000
	HealthSouth Corp.:
1,150M	5.125%, 3/15/2023	1,155,750
1,325M	5.75%, 11/1/2024	1,341,562
1,225M	Kindred Healthcare, Inc., 8.75%, 1/15/2023	1,232,656

33

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Health Care (continued)
	LifePoint Health, Inc.:
$2,900M	5.875%, 12/1/2023	$ 2,994,250
1,175M	5.375%, 5/1/2024 (a)	1,197,913
	Mallinckrodt Finance SB:
1,125M	5.75%, 8/1/2022 (a)	1,114,313
1,025M	5.5%, 4/15/2025 (a)	948,125
2,925M	Molina Healthcare, Inc., 5.375%, 11/15/2022	3,047,470
775M	MPH Acquisition Holdings, 7.125%, 6/1/2024 (a)	835,159
700M	RegionalCare Hospital Partners, 8.25%, 5/1/2023 (a)	750,400
2,275M	Tenet Healthcare Corp., 6%, 10/1/2020	2,411,500
575M	Universal Health Services, Inc., 5%, 6/1/2026 (a)	593,688
675M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	675,000
	Valeant Pharmaceuticals International, Inc.:
5,200M	6.375%, 10/15/2020 (a)	4,732,000
1,100M	5.625%, 12/1/2021 (a)	891,000
400M	6.5%, 3/15/2022 (a)	412,500
1,125M	7%, 3/15/2024 (a)	1,157,344
4,600M	6.125%, 4/15/2025 (a)	3,559,250
		56,726,675
	Information Technology—4.4%
1,350M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	1,366,875
2,892M	Belden, Inc., 5.5%, 9/1/2022 (a)	2,964,300
975M	CEB, Inc., 5.625%, 6/15/2023 (a)	1,061,531
2,200M	CommScope Technologies Finance, LLC, 6%, 6/15/2025 (a)	2,315,500
2,625M	Equinix, Inc., 5.875%, 1/15/2026	2,798,906
2,414M	IAC/InterActiveCorp, 4.875%, 11/30/2018	2,448,399
	Match Group, Inc.:
350M	6.75%, 12/15/2022	367,938
825M	6.375%, 6/1/2024	895,637
1,850M	Micron Technology, Inc., 7.5%, 9/15/2023 (a)	2,069,688
1,050M	Microsemi Corp., 9.125%, 4/15/2023 (a)	1,211,438
1,250M	MSCI, Inc., 5.75%, 8/15/2025 (a)	1,334,375
1,375M	Nuance Communications, Inc., 6%, 7/1/2024 (a)	1,426,563
	NXP BV:
675M	4.125%, 6/1/2021 (a)	702,000
2,650M	3.875%, 9/1/2022 (a)	2,716,250
1,300M	Open Text Corp., 5.625%, 1/15/2023 (a)	1,358,500

34

Principal
Amount	Security	Value
	Information Technology (continued)
$1,800M	Radiate Holdco, LLC, 6.625%, 2/15/2025 (a)	$ 1,780,875
1,225M	Sensata Technologies BV, 6.25%, 2/15/2026 (a)	1,304,625
2,075M	Western Digital Corp., 10.5%, 4/1/2024	2,451,094
		30,574,494
	Manufacturing—3.7%
1,225M	American Greetings Corp., 7.875%, 2/15/2025 (a)	1,292,375
2,300M	Amkor Technology, Inc., 6.375%, 10/1/2022	2,383,375
2,450M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	2,566,375
700M	Boise Cascade Co., 5.625%, 9/1/2024 (a)	714,000
2,775M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	2,934,562
1,575M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	1,685,250
2,550M	Gates Global, LLC, 6%, 7/15/2022 (a)	2,607,375
2,775M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	2,920,687
3,075M	H&E Equipment Services, Inc., 7%, 9/1/2022	3,240,281
	United Rentals, Inc.:
1,675M	5.875%, 9/15/2026	1,752,469
1,475M	5.5%, 5/15/2027	1,493,438
2,050M	Zekelman Industries, Inc., 9.875%, 6/15/2023 (a)	2,296,000
		25,886,187
	Media-Broadcasting—2.3%
	Belo Corp.:
725M	7.75%, 6/1/2027	788,437
150M	7.25%, 9/15/2027	159,750
2,225M	LIN Television Corp., 5.875%, 11/15/2022	2,314,000
3,250M	Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (a)	3,396,250
1,350M	Nexstar Escrow Corp., 5.625%, 8/1/2024 (a)	1,373,625
	Sinclair Television Group, Inc.:
4,075M	5.375%, 4/1/2021	4,176,875
1,575M	5.125%, 2/15/2027 (a)	1,527,750
	Sirius XM Radio, Inc.:
1,425M	5.75%, 8/1/2021 (a)	1,482,369
625M	6%, 7/15/2024 (a)	671,094
		15,890,150

35

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Media-Cable TV—9.4%
	Altice Financing SA:
$2,525M	6.625%, 2/15/2023 (a)	$ 2,634,837
2,300M	5.375%, 7/15/2023 (a)	2,380,500
970M	8.125%, 1/15/2024 (a)	1,042,750
900M	7.625%, 2/15/2025 (a)	928,125
1,000M	5.5%, 5/15/2026 (a)	1,030,000
1,150M	7.5%, 5/15/2026 (a)	1,224,750
1,250M	Block Communications, Inc., 6.875%, 2/15/2025 (a)	1,328,125
1,625M	Cable One, Inc., 5.75%, 6/15/2022 (a)	1,694,062
	CCO Holdings, LLC:
2,950M	5.125%, 2/15/2023	3,038,500
3,675M	5.875%, 4/1/2024 (a)	3,886,312
1,350M	5.125%, 5/1/2027 (a)(b)	1,360,125
2,250M	5.875%, 5/1/2027 (a)	2,368,125
	Cequel Communications Holdings I, LLC:
4,525M	6.375%, 9/15/2020 (a)	4,672,062
1,700M	7.75%, 7/15/2025 (a)	1,888,062
	Clear Channel Worldwide Holdings, Inc. (Class “A”):
200M	7.625%, 3/15/2020	199,500
750M	6.5%, 11/15/2022	765,000
	Clear Channel Worldwide Holdings, Inc. (Class “B”):
2,250M	7.625%, 3/15/2020	2,275,312
2,375M	6.5%, 11/15/2022	2,481,875
	CSC Holdings, LLC:
1,525M	6.75%, 11/15/2021	1,657,484
4,950M	10.125%, 1/15/2023 (a)	5,754,375
1,250M	6.625%, 10/15/2025 (a)	1,362,500
650M	10.875%, 10/15/2025 (a)	783,250
	DISH DBS Corp.:
4,125M	7.875%, 9/1/2019	4,558,125
950M	5%, 3/15/2023	957,125
1,750M	5.875%, 11/15/2024	1,844,500
725M	7.75%, 7/1/2026	844,625
2,400M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	2,448,000
2,375M	Lynx II Corp., 6.375%, 4/15/2023 (a)	2,487,813
	Midcontinent Communications & Finance Corp.:
1,000M	6.25%, 8/1/2021 (a)	1,045,000
2,775M	6.875%, 8/15/2023 (a)	2,965,781

36

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	Numericable Group SA:
$1,575M	6%, 5/15/2022 (a)	$ 1,638,000
1,800M	6.25%, 5/15/2024 (a)	1,818,000
		65,362,600
	Media-Diversified—1.4%
1,675M	CBS Outdoor Americas Capital, 5.875%, 3/15/2025	1,760,844
1,700M	Clearwater Paper Corp., 4.5%, 2/1/2023	1,657,500
1,700M	Gannett Co., Inc., 5.125%, 7/15/2020	1,759,500
625M	Lamar Media Corp., 5.75%, 2/1/2026	671,094
975M	LSC Communication, Inc., 8.75%, 10/15/2023 (a)	1,004,250
2,775M	Tribune Co., 5.875%, 7/15/2022	2,906,813
		9,760,001
	Metals/Mining—5.7%
2,025M	AK Steel Corp., 7%, 3/15/2027	2,026,255
	Aleris International, Inc.:
1,840M	7.875%, 11/1/2020	1,826,200
1,325M	9.5%, 4/1/2021 (a)	1,431,000
	ArcelorMittal:
1,431M	10.6%, 6/1/2019	1,688,723
1,875M	6.125%, 6/1/2025	2,090,625
1,125M	7.75%, 10/15/2039	1,282,500
325M	7.5%, 3/1/2041	365,365
	Arconic, Inc.:
1,600M	6.15%, 8/15/2020	1,736,000
1,675M	5.125%, 10/1/2024	1,738,650
1,025M	5.95%, 2/1/2037	1,027,562
1,450M	Barminco Holdings Property, Ltd., 9%, 6/1/2018 (a)	1,529,750
3,400M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025 (a)	3,315,000
1,725M	Commercial Metals Co., 4.875%, 5/15/2023	1,768,125
2,275M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022 (a)	2,357,469
	Freeport-McMoRan, Inc.:
1,800M	3.1%, 3/15/2020	1,777,320
1,400M	5.45%, 3/15/2043	1,191,750
	HudBay Minerals, Inc.:
200M	7.25%, 1/15/2023 (a)	213,000
450M	7.625%, 1/15/2025 (a)	490,500
1,250M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	1,409,375

37

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Novelis, Inc.:
$2,750M	6.25%, 8/15/2024 (a)	$ 2,873,750
2,625M	5.875%, 9/30/2026 (a)	2,687,344
	Peabody Energy Corp.:
325M	6%, 3/31/2022 (a)	324,391
975M	6.375%, 3/31/2025 (a)	973,781
	Teck Resources, Ltd.:
850M	8.5%, 6/1/2024 (a)	982,813
2,150M	6%, 8/15/2040	2,176,875
		39,284,123
	Real Estate—2.5%
1,500M	Care Capital Properties, LP, 5.125%, 8/15/2026	1,486,520
1,950M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023	2,032,875
	Geo Group, Inc.:
400M	5.125%, 4/1/2023	399,000
1,575M	6%, 4/15/2026	1,602,914
	Iron Mountain, Inc.:
2,600M	6%, 8/15/2023	2,749,500
2,875M	5.75%, 8/15/2024	2,946,875
	Lennar Corp.:
1,075M	4.75%, 4/1/2021	1,126,062
1,350M	4.875%, 12/15/2023	1,387,125
	MPT Operating Partnership, LP:
375M	6.375%, 3/1/2024	405,000
875M	5.25%, 8/1/2026	866,250
1,100M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021 (a)	1,149,500
1,325M	Starwood Property Trust, Inc., 5%, 12/15/2021 (a)	1,378,000
		17,529,621
	Retail-General Merchandise—2.9%
	AmeriGas Partners, LP:
775M	5.625%, 5/20/2024	782,750
2,400M	5.5%, 5/20/2025	2,409,002
1,825M	5.875%, 8/20/2026	1,825,000
750M	5.75%, 5/20/2027	744,187
	KFC Holding Co.:
1,075M	5%, 6/1/2024 (a)	1,100,531
1,975M	5.25%, 6/1/2026 (a)	2,014,500

38

Principal
Amount	Security	Value
	Retail-General Merchandise (continued)
	L Brands, Inc.:
$1,700M	6.875%, 11/1/2035	$ 1,649,000
3,125M	6.75%, 7/1/2036	2,993,125
3,100M	Landry’s, Inc., 6.75%, 10/15/2024 (a)	3,224,000
1,200M	Netflix, Inc., 5.5%, 2/15/2022	1,281,000
2,075M	ServiceMaster Global Holdings, Inc., 5.125%, 11/15/2024 (a)	2,132,063
		20,155,158
	Services—2.6%
	ADT Corp.:
1,900M	3.5%, 7/15/2022	1,828,750
1,800M	4.125%, 6/15/2023	1,728,000
	AECOM:
1,975M	5.75%, 10/15/2022	2,081,156
2,025M	5.875%, 10/15/2024	2,161,687
1,475M	5.125%, 3/15/2027 (a)	1,482,375
1,475M	Aramark Services, Inc., 5.125%, 1/15/2024	1,550,594
1,270M	Cimpress NV, 7%, 4/1/2022 (a)	1,320,800
1,725M	Monitronics International, Inc., 9.125%, 4/1/2020	1,676,493
1,700M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	1,867,875
1,850M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	1,979,500
		17,677,230
	Telecommunications—4.0%
	CenturyLink, Inc.:
3,800M	5.8%, 3/15/2022	3,933,000
1,250M	6.75%, 12/1/2023	1,307,812
1,400M	Citizens Communications Co., 9%, 8/15/2031	1,211,000
	Frontier Communications Corp.:
525M	7.125%, 1/15/2023	463,150
3,225M	11%, 9/15/2025	3,152,437
2,623M	GCI, Inc., 6.75%, 6/1/2021	2,701,690
1,575M	Qwest Corp., 7.25%, 9/15/2025	1,724,245
2,300M	Telesat Canada, LLC, 8.875%, 11/15/2024 (a)	2,524,250
	Wind Acquisition Finance SA:
2,000M	4.75%, 7/15/2020 (a)	2,042,500
4,975M	7.375%, 4/23/2021 (a)	5,186,438
1,825M	Windstream Services, LLC, 7.5%, 6/1/2022	1,788,500
1,450M	Zayo Group, LLC, 5.75%, 1/15/2027 (a)	1,533,085
		27,568,107

39

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Transportation—.8%
	Fly Leasing, Ltd.:
$1,675M	6.75%, 12/15/2020	$ 1,760,844
200M	6.375%, 10/15/2021	206,500
1,750M	Mobile Mini, Inc., 5.875%, 7/1/2024	1,811,250
1,450M	XPO Logistics, Inc., 6.125%, 9/1/2023 (a)	1,513,438
		5,292,032
	Utilities—4.3%
	AES Corp.:
2,525M	7.375%, 7/1/2021	2,865,875
1,225M	5.5%, 3/15/2024	1,249,500
1,075M	6%, 5/15/2026	1,118,000
	Calpine Corp.:
1,100M	5.375%, 1/15/2023	1,115,180
600M	5.75%, 1/15/2025	599,250
2,325M	5.25%, 6/1/2026 (a)	2,371,500
	Dynegy, Inc.:
1,450M	6.75%, 11/1/2019	1,497,125
2,100M	7.375%, 11/1/2022	2,084,250
1,392M	FirstLight Hydro Generating, 8.812%, 10/15/2026	1,485,089
416M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	449,467
975M	InterGen NV, 7%, 6/30/2023 (a)	877,500
	NGL Energy Partners, LP:
850M	7.5%, 11/1/2023 (a)	881,875
1,650M	6.125%, 3/1/2025 (a)	1,608,750
	NRG Energy, Inc.:
525M	6.25%, 7/15/2022	539,438
1,800M	7.25%, 5/15/2026	1,863,000
2,825M	6.625%, 1/15/2027 (a)	2,832,063
1,350M	NRG Yield, Inc., 5%, 9/15/2026 (a)	1,319,625
2,584M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	2,790,371
2,075M	Talen Energy Supply, LLC, 4.625%, 7/15/2019 (a)	2,126,875
		29,674,733
	Wireless Communications—4.9%
	Hughes Satellite Systems Corp.:
625M	5.25%, 8/1/2026 (a)	625,000
950M	6.625%, 8/1/2026 (a)	973,750
	Inmarsat Finance, PLC:
775M	4.875%, 5/15/2022 (a)	771,125
1,225M	6.5%, 10/1/2024 (a)	1,272,469

40

Principal
Amount	Security	Value
	Wireless Communications (continued)
	Intelsat Jackson Holdings SA:
$2,050M	5.5%, 8/1/2023	$ 1,701,500
2,300M	8%, 2/15/2024 (a)	2,443,750
	Level 3 Financing, Inc.:
1,138M	6.125%, 1/15/2021	1,179,252
575M	5.125%, 5/1/2023	589,375
675M	5.25%, 3/15/2026	680,062
1,200M	SBA Communications Corp., 4.875%, 9/1/2024 (a)	1,187,760
	Sprint Communications, Inc.:
1,450M	9%, 11/15/2018 (a)	1,582,313
1,225M	7%, 3/1/2020 (a)	1,338,313
4,200M	7%, 8/15/2020	4,520,250
4,350M	6%, 11/15/2022	4,458,750
2,675M	Sprint Corp., 7.875%, 9/15/2023	2,969,250
	T-Mobile USA, Inc.:
625M	6.125%, 1/15/2022	661,719
2,475M	6%, 3/1/2023	2,648,993
2,725M	6.625%, 4/1/2023	2,914,878
300M	6.5%, 1/15/2024	324,750
1,075M	6%, 4/15/2024	1,148,906
		33,992,165
Total Value of Corporate Bonds (cost $618,076,237)		635,492,882
	LOAN PARTICIPATIONS†—4.9%
	Building Materials—.3%
2,177M	Builders FirstSource, Inc., 4%, 2/29/2024	2,176,911
	Energy—.3%
2,225M	Jonah Energy, LLC, 7.5%, 5/12/2021	2,113,750
	Financials—.4%
2,477M	Lightstone Generation, LLC, 5.539%, 1/30/2024	2,494,013
	Health Care—.4%
	CHS/Community Health Systems, Inc.:
578M	3.7976%, 12/31/2019	575,724
1,064M	4.0477%, 1/27/2021	1,051,674
1,433M	ExamWorks Group, Inc., 4.25%, 7/27/2023	1,443,555
		3,070,953

41

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2017

Principal
Amount	Security	Value
	Information Technology—1.2%
$1,990M	Dell International, LLC, 3.49%, 9/7/2023	$ 2,001,206
1,678M	Global Payments, Inc., 3.4822%, 4/21/2023	1,691,016
3,322M	Quest Software U.S., 7% 10/31/2022	3,375,523
1,650M	Telenet Financing USD, LLC, 3.77%, 1/31/2025	1,650,000
		8,717,745
	Manufacturing—.1%
486M	Columbus McKinnon Corp., 4.1468%, 1/31/2024	490,815
	Media-CableTV—.3%
2,297M	CSC Holdings, LLC, 3.9428%, 10/11/2024	2,313,144
	Media-Diversified—.4%
2,504M	Tribune Media Co., 3.9822%, 12/27/2020	2,523,063
	Metals/Mining—.1%
775M	Peabody Energy Corp., 5.5%, 2/8/2022 (b)	778,875
	Retail-General Merchandise—1.0%
3,450M	Bass Pro Group, LLC, 5.97039%, 12/15/2023	3,320,625
3,383M	Harbor Freight Tools USA, Inc., 4.2322%, 8/18/2023	3,383,000
		6,703,625
	Services—.1%
590M	Brickman Group, Ltd., LLC, 4.0008%, 12/18/2020	593,169
	Wireless Communications—.3%
1,850M	Intelsat Jackson Holdings, Ltd., 3.8873%, 6/30/2019	1,817,048
Total Value of Loan Participations (cost $33,563,820)		33,793,111
	PASS-THROUGH CERTIFICATES—.6%
	Transportation
3,911M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022
	(cost $3,974,081) (a)	4,047,931
Total Value of Investments (cost $655,614,138)	97.2%	673,333,924
Other Assets, Less Liabilities	2.8	19,651,796
Net Assets	100.0%	$692,985,720

42

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017

Summary of Abbreviations:
	PTT	Pass-Through Trust
	USD	United States Dollar

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$635,492,882	$—	$635,492,882
Loan Participations	—	33,793,111	—	33,793,111
Pass-Through Certificates	—	4,047,931	—	4,047,931
Total Investments in Securities*	$—	$673,333,924	$—	$673,333,924

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	43

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.10%
Actual		$1,000.00	$ 969.83	$5.40
Hypothetical**		$1,000.00	$1,019.45	$5.54
Class B Shares	1.91%
Actual		$1,000.00	$ 965.92	$9.36
Hypothetical**		$1,000.00	$1,015.41	$9.60
Advisor Class Shares	0.82%
Actual		$1,000.00	$ 971.55	$4.03
Hypothetical**		$1,000.00	$1,020.84	$4.13
Institutional Class Shares	0.68%
Actual		$1,000.00	$ 975.21	$3.35
Hypothetical**		$1,000.00	$1,021.54	$3.43

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

44

Portfolio of Investments
GOVERNMENT FUND
March 31, 2017

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—50.3%
	Fannie Mae—35.5%
$ 4,600M	2.5%, 4/19/2032 (a)	$ 4,602,516
34,693M	3%, 12/1/2028 – 6/1/2046	34,876,776
28,026M	3.5%, 4/1/2033 – 4/1/2046	28,875,274
31,831M	4%, 8/1/2026 – 11/1/2045 (a)	33,580,963
6,653M	4.5%, 11/1/2040 – 1/1/2042	7,235,118
2,144M	5%, 8/1/2039 – 11/1/2039	2,361,767
1,906M	5.5%, 7/1/2033 – 10/1/2039	2,148,659
		113,681,073
	Freddie Mac—2.1%
342M	3%, 6/1/2021	351,517
5,043M	3.5%, 9/1/2032 – 2/1/2046	5,194,277
1,197M	5%, 8/1/2039	1,334,401
		6,880,195
	Government National Mortgage Association I
	Program—12.7%
1,393M	4%, 11/15/2025 – 6/15/2042	1,493,057
7,550M	4.5%, 9/15/2033 – 6/15/2040	8,169,292
8,604M	5%, 6/15/2033 – 4/15/2040	9,569,535
8,491M	5.5%, 3/15/2033 – 10/15/2039	9,663,125
8,707M	6%, 2/15/2032 – 4/15/2040	10,105,475
1,443M	7%, 6/15/2023 – 4/15/2034	1,558,259
		40,558,743
Total Value of Residential Mortgage-Backed Securities (cost $159,885,572)		161,120,011
	U.S. GOVERNMENT OBLIGATIONS—16.9%
	U.S. Treasury Bonds:
4,530M	2.5%, 5/15/2046	4,057,181
6,800M	3%, 2/15/2047	6,777,023

45

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2017

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS (continued)
	U.S. Treasury Notes:
$ 5,000M	0.125%, 4/15/2021 (TIPS)	$ 5,179,234
6,000M	0.375%, 1/15/2027 (TIPS)	6,009,090
2,000M	1.125%, 8/31/2021	1,937,852
13,230M	1.375%, 10/31/2020	13,087,103
5,100M	1.5%, 3/31/2023	4,924,790
5,050M	1.625%, 2/15/2026	4,748,874
7,310M	1.875%, 8/31/2022	7,255,175
Total Value of U.S. Government Obligations (cost $54,777,624)		53,976,322
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—13.6%
	Fannie Mae—10.3%
2,767M	2.27%, 1/1/2023	2,743,019
5,500M	2.369%, 7/25/2026	5,247,913
4,800M	2.49935%, 9/25/2026	4,597,027
1,300M	2.96%, 11/1/2018	1,322,684
4,367M	2.996%, 11/1/2022	4,471,029
6,900M	3.34%, 2/1/2027	7,195,568
2,805M	3.76%, 4/1/2018	2,841,564
4,500M	3.84%, 5/1/2018	4,575,438
		32,994,242
	Federal Home Loan Mortgage Corporation—3.3%
	Multi-Family Structured Pass-Through:
1,830M	2.454%, 8/25/2023	1,826,131
4,330M	2.849%, 3/25/2026	4,297,131
4,700M	3.08%, 1/25/2031	4,610,329
		10,733,591
Total Value of Commercial Mortgage-Backed Securities (cost $45,599,570)		43,727,833

46

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—6.3%
	Fannie Mae:
$ 4,600M	1.125%, 7/20/2018	$ 4,597,695
1,700M	1.375%, 2/26/2021	1,671,015
4,300M	1.875%, 9/18/2018	4,342,484
4,750M	1.875%, 9/24/2026	4,421,139
5,000M	Freddie Mac, 3.75%, 3/27/2019	5,236,355
Total Value of U.S. Government Agency Obligations (cost $20,807,456)		20,268,688
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—4.6%
	Fannie Mae:
6,425M	3%, 10/25/2042	6,578,855
5,861M	4%, 2/25/2025	6,224,894
1,816M	Freddie Mac, 3%, 8/15/2039	1,856,789
Total Value of Collateralized Mortgage Obligations (cost $15,013,032)		14,660,538
	TAXABLE MUNICIPAL BONDS—2.7%
4,000M	Ford Foundation, 3.859%, 6/1/2047	4,045,672
4,500M	New York State Urban Dev. Corp., 3.27%, 3/15/2027	4,526,865
Total Value of Taxable Municipal Bonds (cost $8,532,415)		8,572,537
	COVERED BONDS—1.8%
	Financial Services
5,700M	Toronto-Dominion Bank, 2.5%, 1/18/2022 (cost $5,687,183) (b)	5,713,845
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—5.5%
	Federal Home Loan Bank:
7,500M	0.7%, 4/11/2017	7,498,868
10,000M	0.75%, 4/25/2017	9,995,840
Total Value of Short-Term U.S. Government
Agency Obligations (cost $17,493,541)		17,494,708
Total Value of Investments (cost $327,796,393)	101.7%	325,534,482
Excess of Liabilities Over Other Assets	(1.7)	(5,470,999)
Net Assets	100.0%	$320,063,483

47

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2017

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
	TIPS	Treasury Inflation-Protected Securities

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$161,120,011	$—	$161,120,011
U.S. Government Obligations	—	53,976,322	—	53,976,322
Commercial Mortgage-Backed
Securities	—	43,727,833	—	43,727,833
U.S. Government Agency
Obligations	—	20,268,688	—	20,268,688
Collateralized Mortgage
Obligations	—	14,660,538	—	14,660,538
Taxable Municipal Bonds	—	8,572,537	—	8,572,537
Covered Bonds	—	5,713,845	—	5,713,845
Short-Term U.S. Government
Agency Obligations	—	17,494,708	—	17,494,708
Total Investments in Securities	$—	$325,534,482	$—	$325,534,482

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

48	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	0.47%
Actual		$1,000.00	$1,000.00	$2.34
Hypothetical**		$1,000.00	$1,022.59	$2.37
Class B Shares	0.47%
Actual		$1,000.00	$1,000.00	$2.34
Hypothetical**		$1,000.00	$1,022.59	$2.37
Institutional Class Shares	0.47%
Actual		$1,000.00	$1,000.00	$2.34
Hypothetical**		$1,000.00	$1,022.59	$2.37

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

49

Portfolio of Investments
GOVERNMENT CASH MANAGEMENT FUND
March 31, 2017

Principal			Interest
Amount	Security		Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—24.9%
	Federal Home Loan Bank:
$ 5,000M	4/6/2017		0.53%		$ 4,999,632
7,000M	4/10/2017		0.05		6,999,089
6,800M	4/12/2017		0.53		6,798,898
8,000M	4/18/2017		0.53		7,997,997
6,740M	5/19/2017		0.55		6,735,055
Total Value of U.S. Government Agency Obligations (cost $33,530,671)					33,530,671
	VARIABLE AND FLOATING RATE NOTES—18.2%
	Federal Farm Credit Bank:
3,450M	4/17/2017		0.99		3,450,281
5,500M	4/20/2017		1.03		5,500,058
	Federal Home Loan Bank:
7,000M	7/17/2017		0.73		7,000,135
3,500M	9/5/2017		0.87		3,500,993
5,000M	10/20/2017		0.66		5,000,000
Total Value of Variable and Floating Rate Notes (cost $24,451,467)					24,451,467
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—56.8%
	U.S. Treasury Bills:
8,000M	4/20/2017		0.55		7,997,698
4,000M	4/27/2017		0.62		3,998,205
6,000M	4/27/2017		0.75		5,996,749
8,500M	5/4/2017		0.53		8,495,853
3,000M	5/11/2017		0.52		2,998,282
6,500M	5/25/2017		0.50		6,495,128
7,000M	5/25/2017		0.58		6,993,863
7,000M	5/25/2017		0.70		6,992,636
4,000M	6/8/2017		0.53		3,996,010
3,000M	7/13/2017		0.75		2,993,569
4,500M	7/20/2017		0.76		4,489,546
7,000M	8/17/2017		0.69		6,981,465
8,000M	8/17/2017		0.80		7,975,618
Total Value of Short-Term U.S. Government Obligations (cost $76,404,622)					76,404,622
Total Value of Investments (cost $134,386,760)**		99.9%			134,386,760
Other Assets, Less Liabilities		.1			140,573
Net Assets		100.0%			$134,527,333

50

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2017.
**	Aggregate cost for federal income tax purposes is the same.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$33,530,671	$—	$33,530,671
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	24,451,467	—	24,451,467
Short-Term U.S. Government
Obligations	—	76,404,622	—	76,404,622
Total Investments in Securities	$—	$134,386,760	$—	$134,386,760

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	51

Fund Expenses (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.43%
Actual		$1,000.00	$ 977.20	$7.05
Hypothetical**		$1,000.00	$1,017.80	$7.19
Advisor Class Shares	1.14%
Actual		$1,000.00	$ 978.38	$5.62
Hypothetical**		$1,000.00	$1,019.25	$5.74
Institutional Class Shares	0.95%
Actual		$1,000.00	$ 979.55	$4.69
Hypothetical**		$1,000.00	$1,020.19	$4.78

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

52

Portfolio of Investments
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2017

Principal
Amount	Security	Value
	SOVEREIGN BONDS—59.1%
	Mexico—13.3%
	United Mexican States:
288M MXN	7.75%, 11/23/2034	$ 1,593,685
1,180M MXN	7.75%, 11/13/2042	6,526,469
724M MXN	8.5%, 5/31/2029	4,275,456
760M MXN	8.5%, 11/18/2038	4,522,654
		16,918,264
	Australia—8.3%
3,765M AUD	New South Wales Treasury Corp., 5%, 8/20/2024	3,322,134
	Queensland Treasury Corp.:
3,535M AUD	3.25%, 7/21/2026	2,733,169
3,240M AUD	4.75%, 7/21/2025	2,801,111
1,905M AUD	6%, 7/21/2022	1,704,312
		10,560,726
	Poland—5.9%
	Republic of Poland:
19,495M PLN	3.25%, 7/25/2025	4,906,809
9,720M PLN	4%, 10/25/2023	2,586,926
		7,493,735
	Brazil—5.4%
	Nota Do Tesouro Nacional:
10M BRL	10%, 1/1/2025	3,324,471
11M BRL	10%, 1/1/2027	3,539,532
		6,864,003
	Malaysia—5.2%
	Federation of Malaysia:
14,190M MYR	3.48%, 3/15/2023	3,120,739
1,750M MYR	3.62%, 11/30/2021	391,309
7,020M MYR	3.659%, 10/15/2020	1,582,542
6,540M MYR	4.048%, 9/30/2021	1,491,218
		6,585,808

53

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2017

Principal
Amount	Security	Value
	South Africa—5.1%
	Republic of South Africa:
46,785M ZAR	6.5%, 2/28/2041	$ 2,465,443
14,655M ZAR	6.75%, 3/31/2021	1,051,189
43,490M ZAR	8.75%, 2/28/2048	2,936,071
		6,452,703
	United Kingdom—4.4%
4,430M GBP	United Kingdom Gilt, 1.25%, 7/22/2018	5,632,647
	Indonesia—4.3%
	Republic of Indonesia:
52,000,000M IDR	8.375%, 3/15/2034	4,144,235
15,300,000M IDR	9%, 3/15/2029	1,275,843
		5,420,078
	Portugal—3.8%
	Obrigacoes Do Tesouro:
1,185M EUR	2.875%, 10/15/2025	1,218,093
2,750M EUR	4.10%, 4/15/2037	2,796,799
645M EUR	4.95%, 10/25/2023	771,355
		4,786,247
	Spain—1.3%
1,090M EUR	Bonos Y Obligaciones Del Estado, 5.15%, 10/31/2044	1,676,199
	New Zealand—1.2%
1,800M NZD	New Zealand Government Bonds, 5.5%, 4/15/2023	1,451,129
285,000M HUF	Hungary Government Bond, 6%, 11/24/2023	1,193,779
Total Value of Sovereign Bonds (cost $86,391,009)		75,035,318
	U.S. GOVERNMENT OBLIGATIONS—16.9%
	United States
6,195M USD	U.S. Treasury Bonds, 2.875%, 11/15/2046	6,012,055
	U.S. Treasury Notes:
10,063M USD	0.9215%, 1/31/2019 (a)	10,072,248
3,450M USD	0.9515%, 10/31/2018 (a)	3,455,517
1,895M USD	0.9555%, 7/31/2018 (a)	1,898,449
Total Value of U.S. Government Obligations (cost $21,385,943)		21,438,269

54

Principal
Amount	Security	Value
	CORPORATE BONDS—10.6%
	United States—8.8%
	Apple, Inc.:
930M USD	4.5%, 2/23/2036	$ 1,006,681
2,140M USD	4.65%, 2/23/2046	2,301,793
1,650M USD	Citigroup, Inc., 1.8001%, 1/10/2020	1,656,183
2,055M USD	Ford Motor Credit Co., LLC, 2.0093%, 1/9/2020	2,077,796
1,505M USD	HP Enterprise Co., 6.35%, 10/15/2045	1,554,921
735M USD	JP Morgan Chase Bank NA, 1.6018%, 9/21/2018 (a)	737,416
1,760M USD	Wells Fargo & Co., 2.0568%, 7/26/2021 (a)	1,782,223
		11,117,013
	Australia—.8%
1,030M USD	Macquarie Group, Ltd., 1.6618%, 10/27/2017 (a)(b)	1,033,143
	New Zealand—.4%
470M USD	ANZ New Zealand International, Ltd. of London, 1.5573%,
	4/27/2017 (a)(b)	470,149
	Netherlands—.3%
420M USD	Shell International Finance BV, 4.55%, 8/12/2043	437,053
	United Kingdom—.3%
380M USD	BP Capital Markets, PLC, 3.506%, 3/17/2025	382,745
Total Value of Corporate Bonds (cost $13,132,468)		13,440,103
	GOVERNMENT REGIONAL AGENCY—3.1%
	Norway—1.5%
1,872M USD	Kommunalbanken AS, 1.4673%, 6/16/2020 (a)(b)	1,887,068
	South Korea—.8%
1,010M USD	Export-Import Bank of Korea, 1.6612%, 8/14/2017 (a)(b)	1,009,478
	Netherlands—.8%
974M USD	Bank Nederlandse Gemeenteen, 1.0932%, 7/14/2017 (a)(b)	974,075
Total Value of Government Regional Agency (cost $3,866,595)		3,870,621

55

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2017

Principal
Amount	Security	Value
	SUPRANATIONALS—1.2%
	Venezuela—.8%
1,075M USD	Corp. Andina De Fomento, 2%, 5/10/2019	$ 1,073,653
	Luxembourg—.4%
515M USD	European Investment Bank, 1.125%, 9/15/2017	515,020
Total Value of Supranational (cost $1,589,720)		1,588,673
	GOVERNMENT GUARANTEED
	PROGRAM—1.1%
	France
1,400M USD	Dexia Credit Local SA NY, 1.3%, 6/5/2018
	(cost $1,400,000) (a)(b)	1,396,923
Total Value of Investments (cost $127,765,735)	92.0%	116,769,907
Other Assets, Less Liabilities	8.0	10,121,997
Net Assets	100.0%	$126,891,904

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
	AUD	Australian Dollar
	BRL	Brazillian Real
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	INR	Indian Rupee
	JPY	Japanese Yen
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	SEK	Swedish Krona
	USD	United States Dollar
	ZAR	South African Rand

56

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$—	$16,918,264	$—	$16,918,264
Australia	—	10,560,726	—	10,560,726
Poland	—	7,493,735	—	7,493,735
Brazil	—	6,864,003	—	6,864,003
Malaysia	—	6,585,808	—	6,585,808
South Africa	—	6,452,703	—	6,452,703
United Kingdom	—	5,632,647	—	5,632,647
Indonesia	—	5,420,078	—	5,420,078
Portugal	—	4,786,247	—	4,786,247
Spain	—	1,676,199	—	1,676,199
New Zealand	—	1,451,129	—	1,451,129
Hungary	—	1,193,779	—	1,193,779

57

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2017

	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$21,438,269	$—	$21,438,269
Corporate Bonds
United States	—	11,117,013	—	11,117,013
Australia	—	1,033,143	—	1,033,143
New Zealand	—	470,149	—	470,149
Netherlands	—	437,053	—	437,053
United Kingdom	—	382,745	—	382,745
Government Regional Agency
Norway	—	1,887,068	—	1,887,068
South Korea	—	1,009,478	—	1,009,478
Netherlands	—	974,075	—	974,075
Supranational
Venezuela	—	1,073,653	—	1,073,653
Luxembourg	—	515,020	—	515,020
Government Guaranteed Program
France	—	1,396,923	—	1,396,923
Total Investments in Securities	$—	$116,769,907	$—	$116,769,907
Other Financial Instruments*	$—	$653,314	$—	$653,314

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

During the period ended March 31, 2017, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

58	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.05%
Actual		$1,000.00	$ 981.34	$5.19
Hypothetical**		$1,000.00	$1,019.69	$5.29
Class B Shares	1.90%
Actual		$1,000.00	$ 976.99	$9.36
Hypothetical**		$1,000.00	$1,015.46	$9.55
Advisor Class Shares	0.74%
Actual		$1,000.00	$ 983.67	$3.66
Hypothetical**		$1,000.00	$1,021.24	$3.73
Institutional Class Shares	0.64%
Actual		$1,000.00	$ 983.50	$3.16
Hypothetical**		$1,000.00	$1,021.74	$3.23

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

59

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—97.2%
	Aerospace/Defense—.7%
$ 4,000M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	$ 4,030,696
	Automotive—.4%
2,700M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	2,695,661
	Chemicals—2.3%
4,000M	Agrium, Inc., 3.375%, 3/15/2025	3,954,440
4,020M	Dow Chemical Co., 3.5%, 10/1/2024	4,092,489
5,000M	LyondellBasell Industries NV, 6%, 11/15/2021	5,666,155
		13,713,084
	Consumer Non-Durables—.3%
1,800M	Newell Brands, Inc., 4.2%, 4/1/2026	1,875,391
	Energy—10.7%
8,600M	BP Capital Markets, PLC, 3.216%, 11/28/2023	8,651,617
5,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	5,495,955
5,000M	Continental Resources, Inc., 5%, 9/15/2022	5,068,750
3,000M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	3,000,000
2,700M	Enable Midstream Partners, LP, 4.4%, 3/15/2027	2,685,193
5,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	5,191,730
	Kinder Morgan Energy Partners, LP:
3,000M	3.5%, 3/1/2021	3,051,444
5,000M	3.45%, 2/15/2023	4,941,190
4,000M	Magellan Midstream Partners, LP, 5%, 3/1/2026	4,411,032
	Marathon Oil Corp.:
2,700M	6%, 10/1/2017	2,759,314
1,800M	3.85%, 6/1/2025	1,772,723
4,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	4,008,456
5,800M	Spectra Energy, LLC, 6.2%, 4/15/2018	6,050,914
	Valero Energy Corp.:
4,000M	9.375%, 3/15/2019	4,550,108
900M	3.4%, 9/15/2026	861,479
		62,499,905
	Financial Services—14.5%
2,000M	American Express Co., 7%, 3/19/2018	2,100,652
	American International Group, Inc.:
3,700M	3.75%, 7/10/2025	3,685,851
2,000M	4.7%, 7/10/2035	2,030,184
4,500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	4,890,883

60

Principal
Amount	Security	Value
	Financial Services (continued)
$ 5,400M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	$ 5,819,904
4,300M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	4,500,918
2,400M	Compass Bank, 6.4%, 10/1/2017	2,450,090
	ERAC USA Finance, LLC:
3,750M	4.5%, 8/16/2021 (a)	3,997,800
3,000M	7%, 10/15/2037 (a)	3,803,010
6,200M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	7,129,597
	General Electric Capital Corp.:
6,400M	4.65%, 10/17/2021	7,029,402
3,400M	6.75%, 3/15/2032	4,591,533
2,700M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019 (a)	2,718,203
1,800M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	1,905,158
4,500M	International Lease Finance Corp., 8.25%, 12/15/2020	5,322,168
2,700M	Key Bank NA, 3.4%, 5/20/2026	2,630,813
4,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,350,876
3,000M	National City Corp., 6.875%, 5/15/2019	3,296,472
4,550M	Protective Life Corp., 7.375%, 10/15/2019	5,116,120
3,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	3,346,464
4,000M	State Street Corp., 3.55%, 8/18/2025	4,115,148
		84,831,246
	Financials—25.0%
	Bank of America Corp.:
5,925M	5%, 5/13/2021	6,439,207
3,250M	4.1%, 7/24/2023	3,409,003
4,625M	5.875%, 2/7/2042	5,581,866
	Barclays Bank, PLC:
2,000M	5.125%, 1/8/2020	2,135,540
3,800M	3.75%, 5/15/2024	3,917,477
3,200M	Capital One Financial Corp., 3.75%, 4/24/2024	3,259,354
	Citigroup, Inc.:
2,250M	8.5%, 5/22/2019	2,545,488
6,200M	4.5%, 1/14/2022	6,642,203
5,000M	3.7%, 1/12/2026	5,013,950
	Deutsche Bank AG:
2,700M	3.375%, 5/12/2021	2,718,970
3,000M	3.7%, 5/30/2024	2,953,374
4,000M	General Motors Financial Co., 5.25%, 3/1/2026	4,305,160

61

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2017

Principal
Amount	Security	Value
	Financials (continued)
	Goldman Sachs Group, Inc.:
$ 1,800M	2.35%, 11/15/2021	$ 1,764,801
5,900M	5.75%, 1/24/2022	6,643,831
3,000M	3.625%, 1/22/2023	3,079,419
4,700M	3.5%, 11/16/2026	4,604,087
4,550M	6.125%, 2/15/2033	5,507,902
	JPMorgan Chase & Co.:
6,200M	6%, 1/15/2018	6,410,025
5,000M	4.5%, 1/24/2022	5,391,985
5,850M	3.625%, 12/1/2027	5,687,908
3,000M	6.4%, 5/15/2038	3,882,252
	Morgan Stanley:
11,500M	5.5%, 7/28/2021	12,765,288
3,600M	3.625%, 1/20/2027	3,581,017
4,000M	SunTrust Banks, Inc., 6%, 9/11/2017	4,079,472
	U.S. Bancorp:
4,000M	3.6%, 9/11/2024	4,123,172
2,700M	3.1%, 4/27/2026	2,657,615
4,000M	UBS AG, 4.875%, 8/4/2020	4,309,176
5,000M	Visa, Inc., 3.15%, 12/14/2025	5,022,830
	Wells Fargo & Co.:
8,600M	3.45%, 2/13/2023	8,685,372
2,000M	4.4%, 6/14/2046	1,941,646
4,500M	4.75%, 12/7/2046	4,608,324
2,350M	Wells Fargo Bank NA, 5.85%, 2/1/2037	2,834,260
		146,501,974
	Food/Beverage/Tobacco—5.0%
	Anheuser-Busch InBev Finance, Inc.:
4,000M	3.75%, 1/15/2022	4,196,756
4,000M	3.65%, 2/1/2026	4,052,204
3,000M	4.9%, 2/1/2046	3,254,976
5,225M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	5,929,920
6,000M	Ingredion, Inc., 4.625%, 11/1/2020	6,448,932
4,000M	Mondelez International Holdings, Inc., 2%, 10/28/2021 (a)	3,852,972
1,800M	PepsiCo, Inc., 3.45%, 10/6/2046	1,632,940
		29,368,700
	Food/Drug—.7%
4,000M	CVS Health Corp., 3.875%, 7/20/2025	4,128,492

62

Principal
Amount	Security	Value
	Forest Products/Containers—.5%
$ 2,500M	Rock-Tenn Co., 4.9%, 3/1/2022	$ 2,710,095
	Health Care—2.0%
3,100M	Biogen, Inc., 6.875%, 3/1/2018	3,246,072
4,050M	Express Scripts Holding Co., 4.75%, 11/15/2021	4,353,633
4,000M	Laboratory Corp. of America, 3.75%, 8/23/2022	4,100,568
		11,700,273
	Information Technology—3.2%
2,500M	Apple, Inc., 2.5%, 2/9/2025	2,421,160
8,550M	Diamond 1 Finance Corp., 3.48%, 6/1/2019 (a)	8,765,828
4,000M	HP Enterprise Co., 2.85%, 10/5/2018	4,049,680
3,500M	Oracle Corp., 2.4%, 9/15/2023	3,409,959
		18,646,627
	Manufacturing—2.6%
5,000M	CRH America, Inc., 8.125%, 7/15/2018	5,394,230
4,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	4,273,800
5,000M	Johnson Controls International, PLC, 5%, 3/30/2020	5,371,715
		15,039,745
	Media-Broadcasting—2.1%
1,800M	ABC, Inc., 8.75%, 8/15/2021	2,221,382
3,950M	British Sky Broadcasting, PLC, 9.5%, 11/15/2018 (a)	4,407,130
5,800M	Comcast Corp., 4.25%, 1/15/2033	5,981,842
		12,610,354
	Media-Diversified—.7%
4,000M	Time Warner, Inc., 3.6%, 7/15/2025	3,962,060
	Metals/Mining—4.0%
5,000M	Alcoa, Inc., 6.15%, 8/15/2020	5,425,000
4,000M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	4,299,640
4,200M	Newmont Mining Corp., 5.125%, 10/1/2019	4,493,441
5,000M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	5,247,890
4,000M	Vale Overseas, Ltd., 5.625%, 9/15/2019	4,255,000
		23,720,971

63

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2017

Principal
Amount	Security	Value
	Real Estate—9.1%
$ 4,000M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	$ 3,997,600
	AvalonBay Communities, Inc.:
3,500M	4.2%, 12/15/2023	3,706,154
3,500M	3.5%, 11/15/2024	3,544,730
4,000M	Boston Properties, LP, 5.875%, 10/15/2019	4,331,256
	Digital Realty Trust, LP:
2,700M	5.25%, 3/15/2021	2,932,006
2,700M	4.75%, 10/1/2025	2,854,459
4,000M	ERP Operating, LP, 3.375%, 6/1/2025	3,969,000
2,200M	HCP, Inc., 4.25%, 11/15/2023	2,276,604
	Prologis, LP:
2,000M	3.35%, 2/1/2021	2,061,096
1,125M	3.75%, 11/1/2025	1,151,693
	Realty Income Corp.:
5,528M	3.25%, 10/15/2022	5,588,111
1,800M	4.125%, 10/15/2026	1,858,554
3,000M	Simon Property Group, LP, 3.375%, 10/1/2024	3,026,889
	Ventas Realty, LP:
4,000M	4.75%, 6/1/2021	4,285,836
1,500M	3.5%, 2/1/2025	1,470,693
6,500M	Welltower, Inc., 4%, 6/1/2025	6,599,470
		53,654,151
	Retail-General Merchandise—1.9%
4,000M	Amazon.com, Inc., 4.8%, 12/5/2034	4,442,504
5,200M	Home Depot, Inc., 5.875%, 12/16/2036	6,591,135
		11,033,639
	Telecommunications—1.4%
4,500M	AT&T, Inc., 4.25%, 3/1/2027	4,558,815
4,100M	Verizon Communications, Inc., 4.272%, 1/15/2036	3,808,556
		8,367,371

64

Principal
Amount	Security	Value
	Transportation—2.3%
$ 4,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	$ 4,574,244
3,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	3,242,313
5,800M	Southwest Airlines Co., 3%, 11/15/2026	5,486,788
		13,303,345
	Utilities—7.8%
3,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	3,053,877
3,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	3,125,484
3,000M	Electricite de France SA, 3.625%, 10/13/2025 (a)	3,021,693
3,000M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	3,067,356
4,000M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	4,281,704
	Great River Energy Co.:
173M	5.829%, 7/1/2017 (a)	173,865
6,504M	4.478%, 7/1/2030 (a)	6,564,466
3,000M	MidAmerican Energy, Co., 3.95%, 8/1/2047	3,003,990
3,850M	Ohio Power Co., 5.375%, 10/1/2021	4,291,791
4,550M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	4,378,278
1,929M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	1,905,930
4,000M	Sempra Energy, 9.8%, 2/15/2019	4,564,356
4,000M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	4,506,868
		45,939,658
Total Value of Corporate Bonds (cost $559,911,905)		570,333,438
	TAXABLE MUNICIPAL BONDS—.5%
3,000M	Ford Foundation, 3.859%, 6/1/2047 (cost $3,000,750)	3,034,253
Total Value of Investments (cost $562,912,655)	97.7%	573,367,691
Other Assets, Less Liabilities	2.3	13,277,326
Net Assets	100.0%	$586,645,017

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

65

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$570,333,438	$—	$570,333,438
Taxable Municipal Bonds	—	3,034,253	—	3,034,253
Total Investments in Securities*	$—	$573,367,691	$—	$573,367,691

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

66	See notes to financial statements

Fund Expenses (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.05%
Actual		$1,000.00	$ 992.56	$5.22
Hypothetical**		$1,000.00	$1,019.69	$5.29
Advisor Class Shares	0.75%
Actual		$1,000.00	$ 994.13	$3.73
Hypothetical**		$1,000.00	$1,021.19	$3.78
Institutional Class Shares	0.60%
Actual		$1,000.00	$ 994.77	$2.98
Hypothetical**		$1,000.00	$1,021.94	$3.02

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

67

Portfolio of Investments
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—65.5%
	Aerospace/Defense—.7%
$ 1,000M	Honeywell International, Inc., 1.85%, 11/1/2021	$ 981,119
	Automotive—2.8%
900M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021 (a)	871,985
	Daimler Finance NA, LLC:
1,000M	2.25%, 7/31/2019 (a)	1,005,092
1,000M	2.45%, 5/18/2020 (a)	1,001,708
1,000M	Toyota Motor Credit Corp., 2.6%, 1/11/2022	1,005,566
		3,884,351
	Chemicals—1.6%
1,000M	Dow Chemical Co., 4.25%, 11/15/2020	1,061,548
1,000M	Lubrizol Corp., 8.875%, 2/1/2019	1,125,987
		2,187,535
	Consumer Durables—.4%
500M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018	505,410
	Energy—2.2%
650M	ConocoPhillips Co., 1.05%, 12/15/2017	647,665
1,000M	Shell International Finance BV, 1.375%, 5/10/2019	991,437
450M	Suncor Energy, Inc., 6.1%, 6/1/2018	473,780
900M	TransCanada Pipelines, Ltd., 1.625%, 11/9/2017	900,129
		3,013,011
	Financial Services—11.3%
	American Express Co.:
500M	6.15%, 8/28/2017	509,081
500M	7%, 3/19/2018	525,163
1,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,086,863
1,000M	BlackRock, Inc., 5%, 12/10/2019	1,084,856
1,000M	Capital One NA, 2.25%, 9/13/2021	979,469
1,850M	Citizens Bank, 2.25%, 3/2/2020	1,848,637
500M	ERAC USA Finance, LLC, 6.375%, 10/15/2017 (a)	511,917
1,825M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	1,886,054
1,250M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	1,323,026
1,500M	Protective Life Corp., 7.375%, 10/15/2019	1,686,633
700M	Prudential Financial, Inc., 7.375%, 6/15/2019	780,842

68

Principal
Amount	Security	Value
	Financial Services (continued)
	Siemens Financieringsmaatschappij NV:
$ 750M	1.45%, 5/25/2018 (a)	$ 749,418
1,000M	1.7%, 9/15/2021 (a)	964,726
1,025M	State Street Bank & Trust, 5.25%, 10/15/2018	1,076,482
500M	UnitedHealth Group, Inc., 2.7%, 7/15/2020	510,291
		15,523,458
	Financials—23.2%
1,400M	Bank of America Corp., 5.65%, 5/1/2018	1,456,966
900M	Bank of Montreal, 1.9%, 8/27/2021	877,206
900M	Bank of New York Mellon Corp., 2.05%, 5/3/2021	888,650
700M	Barclays Bank, PLC, 6.75%, 5/22/2019	766,349
2,000M	Capital One Financial Corp., 3.05%, 3/9/2022	2,001,070
	Citigroup, Inc.:
500M	6.125%, 11/21/2017	514,267
250M	8.5%, 5/22/2019	282,832
1,000M	2.65%, 10/26/2020	1,007,327
	Danske Bank A/S:
1,000M	2%, 9/8/2021 (a)	971,800
800M	2.7%, 3/2/2022 (a)	797,478
1,000M	DNB Bank ASA, 2.375%, 6/2/2021 (a)	989,019
1,500M	Fifth Third Bank, 1.625%, 9/27/2019	1,482,192
	Goldman Sachs Group, Inc.:
1,000M	6.15%, 4/1/2018	1,042,032
1,000M	5.375%, 3/15/2020	1,084,819
1,000M	2.6%, 12/17/2020	1,000,810
1,000M	ING Groep NV, 3.15%, 3/29/2022	1,003,480
	JPMorgan Chase & Co.:
750M	6%, 1/15/2018	775,406
2,000M	4.5%, 1/24/2022	2,156,794
800M	Lloyds Banking Group, PLC, 3%, 1/11/2022	796,305
3,300M	Morgan Stanley, 5.5%, 7/28/2021	3,663,083
1,000M	Northern Trust Co., 6.5%, 8/15/2018	1,065,453
1,340M	Santander U.K., PLC, 2%, 8/24/2018	1,343,087
800M	U.S. Bank NA, 2.125%, 10/28/2019	804,069
	UBS AG:
600M	5.875%, 12/20/2017	618,248
1,000M	1.8%, 3/26/2018	1,000,855

69

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2017

Principal
Amount	Security	Value
	Financials (continued)
$ 1,000M	UBS Group Funding Switzerland, 3.491%, 3/23/2023 (a)	$ 1,007,629
900M	Wachovia Corp., 5.75%, 2/1/2018	928,395
1,500M	Wells Fargo & Co., 4.60%, 4/1/2021	1,613,492
		31,939,113
	Food/Beverage/Tobacco—4.3%
900M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019	901,707
1,500M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	1,702,369
1,000M	Ingredion, Inc., 4.625%, 11/1/2020	1,074,822
900M	Mead Johnson Nutrition Co., 3%, 11/15/2020	918,181
800M	Mondelez International Holdings, Inc., 2%, 10/28/2021 (a)	770,594
500M	Philip Morris International, Inc., 5.65%, 5/16/2018	522,882
		5,890,555
	Forest Products/Containers—.7%
900M	Georgia Pacific, LLC, 3.163%, 11/15/2021 (a)	915,654
	Health Care—1.5%
1,000M	Gilead Sciences, Inc., 2.55%, 9/1/2020	1,011,261
250M	Quest Diagnostics, Inc., 2.7%, 4/1/2019	253,590
900M	Teva Pharmaceutical NE, 2.2%, 7/21/2021	869,435
		2,134,286
	Information Technology—3.7%
	Apple, Inc.:
1,000M	1.55%, 8/4/2021	970,780
900M	2.5%, 2/9/2022	904,596
	Diamond 1 Finance Corp.:
750M	3.48%, 6/1/2019 (a)	768,932
900M	4.42%, 6/15/2021 (a)	942,053
500M	HP Enterprise Co., 2.85%, 10/5/2018	506,210
1,000M	Oracle Corp., 1.9%, 9/15/2021	983,244
		5,075,815
	Manufacturing—.6%
250M	CRH America, Inc., 8.125%, 7/15/2018	269,711
500M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	534,225
		803,936

70

Principal
Amount	Security	Value
	Real Estate—3.5%
$ 1,000M	Boston Properties, LP, 5.875%, 10/15/2019	$ 1,082,814
1,000M	Realty Income Corp., 3.25%, 10/15/2022	1,010,874
650M	Ventas Realty, LP, 4%, 4/30/2019	672,581
1,000M	Wea Finance, LLC, 3.15%, 4/5/2022 (a)(b)	1,000,695
1,000M	Welltower, Inc., 6.125%, 4/15/2020	1,106,848
		4,873,812
	Telecommunications—2.0%
	AT&T, Inc.:
500M	5.875%, 10/1/2019	544,663
500M	2.45%, 6/30/2020	500,351
	Verizon Communications, Inc.:
800M	3.65%, 9/14/2018	821,968
900M	1.75%, 8/15/2021	862,490
		2,729,472
	Transportation—.7%
1,000M	Southwest Airlines Co., 2.65%, 11/5/2020	1,012,141
	Utilities—6.3%
500M	Arizona Public Service Co., 8.75%, 3/1/2019	563,548
500M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018	543,720
500M	Entergy Gulf States Louisiana, LLC, 6%, 5/1/2018	522,574
	Exelon Generation Co., LLC:
1,000M	6.2%, 10/1/2017	1,021,920
1,000M	3.4%, 3/15/2022	1,009,269
86M	Great River Energy Co., 5.829%, 7/1/2017 (a)	86,932
1,000M	Ohio Power Co., 6.05%, 5/1/2018	1,044,588
500M	Public Service Electric & Gas Co., 1.8%, 6/1/2019	500,041
557M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	550,602
500M	Sempra Energy, 9.8%, 2/15/2019	570,545
1,557M	Southern Power Co., 1.85%, 12/1/2017	1,558,786
700M	Wisconsin Public Service Corp., 1.65%, 12/4/2018	697,658
		8,670,183
Total Value of Corporate Bonds (cost $90,477,504)		90,139,851

71

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2017

Principal
Amount	Security	Value
	ASSET BACKED SECURITIES—12.1%
	Fixed Autos—9.7%
$ 2,300M	AmeriCredit Auto Receivable Trust, 1.83%, 12/8/2021	$ 2,277,890
1,200M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%,
	2/20/2020 (a)	1,219,194
1,300M	CarMax Auto Owner Trust, 1.92%, 7/15/2022	1,281,068
1,500M	Chrysler Capital Auto Receivables Trust, 2.22%, 5/16/2022 (a)	1,474,668
620M	GM Financial Auto Leasing Trust, 1.76%, 3/20/2020	619,273
900M	Hertz Vehicle Financing, LLC, 2.65%, 7/25/2022 (a)	883,186
480M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020	480,207
900M	Hyundai Auto Lease Trust, 2.39%, 5/17/2021 (a)	898,490
950M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021	946,787
1,700M	Hyundai Capital America Trust, 2.19%, 11/15/2022	1,688,114
900M	Toyota Auto Receivables Owner Trust, 1.42%, 1/15/2022	887,719
758M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017	758,155
		13,414,751
	Fixed Communications—1.7%
	Verizon Owner Trust:
1,100M	2.15%, 5/20/2021 (a)	1,096,425
1,200M	2.65%, 9/20/2021 (a)	1,203,230
		2,299,655
	Fixed Equipment—.7%
900M	Kubota Credit Owner Trust, 1.71%, 10/15/2022 (a)	891,554
Total Value of Asset Backed Securities (cost $16,702,658)		16,605,960
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—9.2%
	Fannie Mae—7.7%
3,370M	2.5%, 5/1/2030 – 8/1/2031	3,382,144
3,380M	3%, 8/1/2026 – 4/1/2031	3,472,849
3,631M	3.5%, 12/1/2025 – 12/1/2029	3,800,613
		10,655,606
	Freddie Mac—1.5%
1,583M	3%, 8/1/2027 – 8/1/2030	1,622,088
428M	3.5%, 12/1/2025	447,779
		2,069,867
Total Value of Residential Mortgage-Backed Securities (cost $12,865,485)		12,725,473

72

Principal
Amount	Security	Value
	COVERED BONDS—5.6%
	Financial Services—2.0%
$ 2,750M	Stadshypotek AB, 1.875%, 10/2/2019 (a)	$ 2,742,556
	Financials—3.6%
2,500M	Royal Bank of Canada, 2.2%, 9/23/2019	2,513,995
2,500M	Toronto-Dominion Bank, 1.95%, 4/2/2020 (a)	2,489,617
		5,003,612
Total Value of Covered Bonds (cost $7,793,797)		7,746,168
	U.S. GOVERNMENT OBLIGATIONS—4.0%
	U.S. Treasury Notes:
1,680M	1%, 3/15/2019	1,671,666
2,000M	1.125%, 7/31/2021	1,939,960
1,920M	1.375%, 4/30/2020	1,910,137
Total Value of U.S. Government Obligations (cost $5,591,893)		5,521,763
Total Value of Investments (cost $133,431,337)	96.4%	132,739,215
Other Assets, Less Liabilities	3.6	4,992,628
Net Assets	100.0%	$137,731,843

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

73

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$90,139,851	$—	$90,139,851
Asset Backed Securities	—	16,605,960	—	16,605,960
Residential Mortgage-Backed
Securities	—	12,725,473	—	12,725,473
Covered Bonds	—	7,746,168	—	7,746,168
U.S. Government Obligations	—	5,521,763	—	5,521,763
Total Investments in Securities*	$—	$132,739,215	$—	$132,739,215

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

74	See notes to financial statements

Fund Expenses (unaudited)
STRATEGIC INCOME FUND

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	0.57%
Actual*		$1,000.00	$1,009.89	$2.86
Hypothetical**		$1,000.00	$1,022.09	$2.87
Advisor Class Shares	0.15%
Actual*		$1,000.00	$1,012.16	$0.75
Hypothetical**		$1,000.00	$1,024.18	$0.76

*	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the inception period).
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

75

Portfolio of Investments
STRATEGIC INCOME FUND
March 31, 2017

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS—94.5%
		First Investors Income Funds—91.4%
2,015,191		Floating Rate Fund – Institutional Class Shares	$ 19,466,743
23,523,039		Fund For Income – Institutional Class Shares	58,807,597
758,025		Government Fund – Institutional Class Shares	7,966,838
881,169	*	International Opportunities Bond Fund – Institutional Class Shares	8,018,634
2,905,889		Investment Grade Fund – Institutional Class Shares	27,809,357
2,431,935		Limited Duration High Quality Bond Fund – Institutional
		Class Shares	23,152,019
			145,221,188
		First Investors Equity Funds—3.1%
444,718		Covered Call Strategy Fund – Institutional Class Shares	4,838,535
Total Value of Common Stocks (cost $154,426,480)			150,059,723
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—4.7%
		Federal Home Loan Bank:
$1,500M		0.57%, 4/5/2017	1,499,943
1,000M		0.56%, 4/7/2017	999,924
2,000M		0.75%, 4/25/2017	1,999,168
3,000M		1.032%, 8/25/2017 †	3,004,140
Total Value of Short-Term U.S. Government
Agency Obligations (cost $7,503,562)			7,503,175
Total Value of Investments (cost $161,930,042)		99.2%	157,562,898
Other Assets, Less Liabilities		.8	1,313,118
Net Assets		100.0%	$158,876,016

*	Non-income producing
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017.

76

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$145,221,188	$—	$—	$145,221,188
First Investors Equity Funds	4,838,535	—	—	4,838,535
Short-Term U.S. Government
Agency Obligations	—	7,503,175	—	7,503,175
Total Investments in Securities	$150,059,723	$7,503,175	$—	$157,562,898

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	77

Fund Expenses (unaudited)
COVERED CALL STRATEGY FUND

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.30%
Actual		$1,000.00	$1,058.19	$6.67
Hypothetical***		$1,000.00	$1,018.45	$6.54
Advisor Class Shares	0.97%
Actual		$1,000.00	$1,060.39	$4.98
Hypothetical***		$1,000.00	$1,020.09	$4.89
Institutional Class Shares	0.84%
Actual		$1,000.00	$1,061.02	$4.32
Hypothetical***		$1,000.00	$1,020.74	$4.23

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

78

Portfolio of Investments
COVERED CALL STRATEGY FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—99.2%
		Consumer Discretionary—8.7%
5,200	*	AutoZone, Inc.	$ 3,759,860
64,500		CBS Corporation – Class “B”	4,473,720
35,700		Walt Disney Company	4,048,023
28,100		Whirlpool Corporation	4,814,373
			17,095,976
		Consumer Staples—4.0%
66,300		General Mills, Inc.	3,912,363
95,100		Mondelez International, Inc.	4,096,908
			8,009,271
		Energy—11.0%
51,000		Chevron Corporation	5,475,870
47,500		ExxonMobil Corporation	3,895,475
123,200		Halliburton Company	6,062,672
95,900		Valero Energy Corporation	6,357,211
			21,791,228
		Financials—19.8%
61,900		American Express Company	4,896,909
285,100		Bank of America Corporation	6,725,509
15,900		BlackRock, Inc.	6,097,809
34,300		Goldman Sachs Group, Inc.	7,879,396
96,800		JPMorgan Chase & Company	8,502,912
95,800		U.S. Bancorp	4,933,700
			39,036,235
		Health Care—15.9%
34,700		Allergan, PLC	8,290,524
22,500		Amgen, Inc.	3,691,575
73,400		Bristol-Myers Squibb Company	3,991,492
21,700	*	Express Scripts Holding Company	1,430,247
88,100		Medtronic, PLC	7,097,336
202,700		Pfizer, Inc.	6,934,367
			31,435,541

79

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
March 31, 2017

Shares	Security		Value
	Industrials—14.9%
199,200	General Electric Company		$ 5,936,160
64,000	Honeywell International, Inc.		7,991,680
15,600	Lockheed Martin Corporation		4,174,560
49,400	Raytheon Company		7,533,500
35,600	United Parcel Service, Inc. – Class “B”		3,819,880
			29,455,780
	Information Technology—18.1%
69,100	Apple, Inc.		9,926,906
219,200	Cisco Systems, Inc.		7,408,960
167,700	Intel Corporation		6,048,939
149,000	Oracle Corporation		6,646,890
98,500	QUALCOMM, Inc.		5,647,990
			35,679,685
	Materials—5.0%
154,900	Dow Chemical Company		9,842,346
	Telecommunication Services—1.8%
74,200	Verizon Communications, Inc.		3,617,250
Total Value of Common Stocks (cost $184,035,609)		99.2%	195,963,312
Other Assets, Less Liabilities		.8	1,590,551
Net Assets		100.0%	$197,553,863

*	Non-income producing

80

	Expiration	Exercise
CALL OPTIONS WRITTEN—1.4%	Date	Price	Contracts	Value
Allergan, PLC	4/21/17	$245.00	347	$ 71,482
American Express Company	4/21/17	80.00	619	73,661
Amgen, Inc.	4/21/17	165.00	225	46,125
Apple, Inc.	4/21/17	142.00	34	10,064
Apple, Inc.	5/19/17	145.00	657	233,235
AutoZone, Inc.	4/21/17	740.00	52	31,096
Bank of America Corporation	4/21/17	23.50	2,437	158,405
Bank of America Corporation	5/5/17	24.50	414	18,630
BlackRock, Inc.	4/21/17	400.00	16	2,624
BlackRock, Inc.	4/21/17	410.00	135	10,800
BlackRock, Inc.	6/16/17	390.00	8	7,544
Bristol-Myers Squibb Company	9/15/17	60.00	734	110,100
CBS Corporation	5/19/17	67.50	645	214,785
Chevron Corporation.	4/21/17	110.00	481	20,683
Chevron Corporation.	4/21/17	115.00	29	116
Cisco Systems, Inc.	4/21/17	34.00	124	2,232
Cisco Systems, Inc.	5/19/17	34.00	2,068	136,488
Dow Chemical Company	4/21/17	64.00	75	6,000
Dow Chemical Company	4/21/17	65.00	1,474	57,486
Express Scripts Holding Company	4/21/17	65.00	186	37,200
Express Scripts Holding Company	6/16/17	70.00	31	3,782
ExxonMobil Corporation	1/19/18	85.00	23	6,532
ExxonMobil Corporation	1/19/18	87.50	452	87,688
General Electric Company	4/21/17	30.00	1,269	43,146
General Electric Company	4/21/17	31.00	723	5,784
General Mills, Inc.	7/21/17	60.00	32	5,120
General Mills, Inc.	7/21/17	62.50	631	50,480
Goldman Sachs Group, Inc.	4/21/17	235.00	42	11,634
Goldman Sachs Group, Inc.	4/21/17	250.00	269	9,415
Goldman Sachs Group, Inc.	4/28/17	235.00	15	5,625
Goldman Sachs Group, Inc.	4/28/17	250.00	17	1,105
Halliburton Company	4/21/17	50.00	129	9,675
Halliburton Company	4/28/17	54.00	1,103	26,472
Honeywell International, Inc.	4/21/17	125.00	31	6,107
Honeywell International, Inc.	6/16/17	130.00	609	123,018
Intel Corporation	4/21/17	35.00	1,016	122,936
Intel Corporation	4/21/17	35.50	661	56,846
JPMorgan Chase & Company	4/21/17	87.50	968	151,976

81

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
March 31, 2017

	Expiration	Exercise
CALL OPTIONS WRITTEN (continued)	Date	Price	Contracts	Value
Lockheed Martin Corporation	4/21/17	$270.00	139	$ 36,140
Lockheed Martin Corporation	4/28/17	270.00	17	6,885
Medtronic, PLC	4/21/17	82.00	407	17,908
Medtronic, PLC	4/21/17	82.50	474	12,798
Mondelez International, Inc.	4/7/17	44.50	905	7,240
Mondelez International, Inc.	4/21/17	44.00	46	2,300
Oracle Corporation	4/21/17	45.00	72	1,872
Oracle Corporation	7/21/17	47.00	1,418	97,842
Pfizer, Inc.	4/21/17	34.00	2,027	109,458
QUALCOMM, Inc	4/21/17	60.00	985	113,275
Raytheon Company	4/21/17	155.00	470	39,010
Raytheon Company	5/19/17	155.00	24	5,688
U.S. Bancorp	4/21/17	53.00	46	1,656
U.S. Bancorp	4/21/17	54.00	912	18,240
United Parcel Service, Inc	4/28/17	108.00	356	64,080
Valero Energy Corporation	4/13/17	68.50	913	25,564
Valero Energy Corporation	4/21/17	67.50	46	3,220
Verizon Communications, Inc	4/21/17	50.00	76	1,064
Verizon Communications, Inc	6/16/17	50.00	36	2,412
Verizon Communications, Inc	6/16/17	52.50	630	10,710
Walt Disney Company	4/21/17	113.00	17	2,533
Walt Disney Company	5/19/17	115.00	340	63,240
Whirlpool Corporation	5/19/17	175.00	265	113,950
Whirlpool Corporation	6/16/17	185.00	16	3,280
Total Value of Call Options Written (premium received $4,044,841)				$2,736,462

82

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$195,963,312	$—	$—	$195,963,312
Liabilities
Call Options Written	$(2,736,462)	$—	$—	$(2,736,462)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	83

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.21%
Actual		$1,000.00	$1,081.30	$ 6.28
Hypothetical**		$1,000.00	$1,018.90	$ 6.09
Class B Shares	2.03%
Actual		$1,000.00	$1,077.86	$10.52
Hypothetical**		$1,000.00	$1,014.81	$10.20
Advisor Class Shares	0.85%
Actual		$1,000.00	$1,082.89	$ 4.41
Hypothetical**		$1,000.00	$1,020.69	$ 4.28
Institutional Class Shares	0.81%
Actual		$1,000.00	$1,083.49	$ 4.21
Hypothetical**		$1,000.00	$1,020.89	$ 4.08

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

84

Portfolio of Investments
EQUITY INCOME FUND
March 31, 2017

Shares	Security	Value
	COMMON STOCKS—94.2%
	Consumer Discretionary—9.4%
86,000	Acushnet Holdings Corporation	$ 1,486,080
65,000	American Eagle Outfitters, Inc.	911,950
45,568	CBS Corporation – Class “B”	3,160,596
185,400	Comcast Corporation – Special Shares “A”	6,969,186
20,000	Delphi Automotive, PLC	1,609,800
268,500	Ford Motor Company	3,125,340
47,200	Home Depot, Inc.	6,930,376
128,461	Johnson Controls International, PLC	5,410,777
30,000	L Brands, Inc.	1,413,000
36,100	McDonald’s Corporation	4,678,921
88,950	Newell Brands, Inc.	4,195,772
35,000	Oxford Industries, Inc.	2,004,100
122,300	Regal Entertainment Group – Class “A”	2,761,534
57,933	Time Warner, Inc.	5,660,633
33,500	Tupperware Brands Corporation	2,101,120
21,900	Walt Disney Company	2,483,241
6,800	Whirlpool Corporation	1,165,044
29,000	Wyndham Worldwide Corporation	2,444,410
		58,511,880
	Consumer Staples—9.6%
110,100	AdvancePierre Foods Holdings, Inc.	3,431,817
125,000	Altria Group, Inc.	8,927,500
92,200	Coca-Cola Company	3,912,968
61,700	CVS Health Corporation	4,843,450
20,000	Dr. Pepper Snapple Group, Inc.	1,958,400
33,300	Kimberly-Clark Corporation	4,383,279
109,117	Koninklijke Ahold Delhaize NV (ADR)	2,339,468
18,066	Kraft Heinz Company	1,640,573
18,000	Molson Coors Brewing Company	1,722,780
63,500	PepsiCo, Inc.	7,103,110
84,500	Philip Morris International, Inc.	9,540,050
71,400	Procter & Gamble Company	6,415,290
54,400	Wal-Mart Stores, Inc.	3,921,152
		60,139,837
	Energy—7.4%
89,400	Chevron Corporation	9,598,878
81,500	ConocoPhillips	4,064,405
73,000	Devon Energy Corporation	3,045,560

85

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2017

Shares		Security	Value
		Energy (continued)
77,900		ExxonMobil Corporation	$ 6,388,579
44,600		Halliburton Company	2,194,766
75,400		Marathon Petroleum Corporation	3,810,716
82,500		Occidental Petroleum Corporation	5,227,200
82,200		PBF Energy, Inc. – Class “A”	1,822,374
75,500		Royal Dutch Shell, PLC – Class “A” (ADR)	3,981,115
35,000		Schlumberger, Ltd.	2,733,500
106,300		Suncor Energy, Inc.	3,268,725
			46,135,818
		Financials—17.5%
151,800		AllianceBernstein Holding, LP (MLP)	3,468,630
53,000		American Express Company	4,192,830
55,000		American International Group, Inc.	3,433,650
21,300		Ameriprise Financial, Inc.	2,762,184
115,000		Bank of New York Mellon Corporation	5,431,450
113,400		Berkshire Hills Bancorp, Inc.	4,088,070
70,010		Chubb, Ltd.	9,538,863
117,000		Citizens Financial Group, Inc.	4,042,350
75,000		Discover Financial Services	5,129,250
150,000		Financial Select Sector SPDR Fund (ETF)	3,559,500
1,600	*	Hamilton Lane, Inc. – Class “A”	29,872
41,300		IBERIABANK Corporation	3,266,830
72,100		Invesco, Ltd.	2,208,423
95,000		iShares S&P U.S. Preferred Stock Index Fund (ETF)	3,676,500
132,800		JPMorgan Chase & Company	11,665,152
120,000		MetLife, Inc.	6,338,400
47,900		PNC Financial Services Group, Inc.	5,759,496
30,000		Prosperity Bancshares, Inc.	2,091,300
49,000		SPDR S&P Regional Banking (ETF)	2,675,890
134,300		Sterling Bancorp	3,182,910
27,800		Travelers Companies, Inc.	3,351,012
108,300		U.S. Bancorp	5,577,450
90,000		Waddell & Reed Financial, Inc. – Class “A”	1,530,000
215,500		Wells Fargo & Company	11,994,730
			108,994,742
		Health Care—10.5%
96,100		Abbott Laboratories	4,267,801
81,100		AbbVie, Inc.	5,284,476
43,468		Baxter International, Inc.	2,254,251

86

Shares	Security	Value
	Health Care (continued)
45,500	Gilead Sciences, Inc.	$ 3,090,360
52,400	GlaxoSmithKline, PLC (ADR)	2,209,184
101,900	Johnson & Johnson	12,691,645
55,094	Medtronic, PLC	4,438,373
170,211	Merck & Company, Inc.	10,815,207
384,124	Pfizer, Inc.	13,140,882
85,000	Phibro Animal Health Corporation – Class “A”	2,388,500
15,500	Thermo Fisher Scientific, Inc.	2,380,800
44,452	Zoetis, Inc.	2,372,403
		65,333,882
	Industrials—10.7%
28,600	3M Company	5,472,038
25,400	A.O. Smith Corporation	1,299,464
65,000	Eaton Corporation, PLC	4,819,750
16,800	General Dynamics Corporation	3,144,960
341,400	General Electric Company	10,173,720
61,900	Honeywell International, Inc.	7,729,453
70,000	Industrial Select Sector SPDR Fund (ETF)	4,554,200
51,100	Ingersoll-Rand, PLC	4,155,452
31,450	ITT, Inc.	1,290,079
100,000	Koninklijke Philips NV (ADR)	3,211,000
19,000	Lockheed Martin Corporation	5,084,400
40,000	Nielsen Holdings, PLC	1,652,400
28,000	Snap-On, Inc.	4,722,760
43,700	United Parcel Service, Inc. – Class “B”	4,689,010
42,500	United Technologies Corporation	4,768,925
		66,767,611
	Information Technology—14.5%
44,900	Apple, Inc.	6,450,334
120,000	Applied Materials, Inc.	4,668,000
28,600	Automatic Data Processing, Inc.	2,928,354
17,000	Broadcom, Ltd.	3,722,320
342,100	Cisco Systems, Inc.	11,562,980
75,000	HP Enterprise Company	1,777,500
140,000	HP, Inc.	2,503,200
174,700	Intel Corporation	6,301,429
60,000	Juniper Networks, Inc.	1,669,800
24,600	Lam Research Corporation	3,157,656
57,600	Microchip Technology, Inc.	4,249,728

87

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2017

Shares		Security	Value
		Information Technology (continued)
225,000		Microsoft Corporation	$ 14,818,500
25,000	*	NXP Semiconductors NV	2,587,500
100,300		QUALCOMM, Inc.	5,751,202
90,000		Silicon Motion Technology Corporation (ADR)	4,207,500
118,300		Symantec Corporation	3,629,444
39,200		TE Connectivity, Ltd.	2,922,360
57,000		Technology Select Sector SPDR Fund (ETF)	3,038,670
50,000		Western Digital Corporation	4,126,500
			90,072,977
		Materials—4.5%
86,900		Dow Chemical Company	5,521,626
57,600		DuPont (E.I.) de Nemours & Company	4,627,008
132,300	*	Ferro Corporation	2,009,637
50,500		International Paper Company	2,564,390
50,000	*	Louisiana-Pacific Corporation	1,241,000
41,700		LyondellBasell Industries NV – Class “A”	3,802,623
28,000		Praxair, Inc.	3,320,800
53,600		Sealed Air Corporation	2,335,888
20,000		Steel Dynamics, Inc.	695,200
32,500		WestRock Company	1,690,975
			27,809,147
		Real Estate—2.9%
146,400		Brixmor Property Group, Inc. (REIT)	3,141,744
88,000		Chesapeake Lodging Trust (REIT)	2,108,480
14,200		Federal Realty Investment Trust (REIT)	1,895,700
46,000		iShares U.S. Real Estate ETF (ETF)	3,610,540
95,000		Sunstone Hotel Investors, Inc. (REIT)	1,456,350
80,500		Tanger Factory Outlet Centers, Inc. (REIT)	2,637,985
151,800		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	3,121,008
			17,971,807
		Telecommunication Services—3.5%
260,730		AT&T, Inc.	10,833,332
222,800		Verizon Communications, Inc.	10,861,500
			21,694,832

88

Shares or
Principal
Amount	Security	Value
	Utilities—3.7%
36,500	American Electric Power Company, Inc.	$ 2,450,245
100,000	CenterPoint Energy, Inc.	2,757,000
35,000	Dominion Resources, Inc.	2,714,950
35,000	Duke Energy Corporation	2,870,350
113,000	Exelon Corporation	4,065,740
17,100	NextEra Energy, Inc.	2,195,127
105,000	PPL Corporation	3,925,950
41,200	Vectren Corporation	2,414,732
		23,394,094
Total Value of Common Stocks (cost $402,941,262)		586,826,627
	PREFERRED STOCKS—1.5%
	Financials—.6%
800	Citizens Financial Group, Inc., Series A, 5.5%, 2049	824,000
102,800	JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,726,256
		3,550,256
	Health Care—.3%
2,600	Allergan, PLC, Series A, 5.5%, 2018	2,209,428
	Real Estate—.6%
50,500	Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	1,280,175
46,000	Urstadt Biddle Properties, Inc., Series F (REIT), 7.125%, 2049	1,187,490
49,000	Urstadt Biddle Properties, Inc., Series G (REIT), 6.75%, 2049	1,261,750
		3,729,415
Total Value of Preferred Stocks (cost $9,629,279)		9,489,099
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.3%
	Federal Home Loan Bank:
$7,000M	0.56%, 4/7/2017	6,999,468
2,500M	0.57%, 4/5/2017	2,499,905
5,000M	0.7%, 4/11/2017	4,999,245
2,000M	0.75%, 4/17/2017	1,999,472
3,000M	0.75%, 4/21/2017	2,998,980
1,000M	0.75%, 4/25/2017	999,584
Total Value of Short-Term U.S. Government
Agency Obligations (cost $20,495,798)		20,496,654

89

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2017

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.9%
	U.S. Treasury Bills:
$4,000M	0.447%, 4/13/2017		$ 3,999,208
2,000M	0.721%, 4/27/2017		1,999,034
Total Value of Short-Term U.S. Government Obligations (cost $5,998,362)			5,998,242
Total Value of Investments (cost $439,064,701)		99.9%	622,810,622
Other Assets, Less Liabilities		.1	397,477
Net Assets		100.0%	$623,208,099

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

	Expiration	Exercise
CALL OPTIONS WRITTEN—0.0%	Date	Price	Contracts	Value
Altria Group, Inc.
(premium received $2,860)	4/13/17	$73.50	50	$350

90

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$586,826,627	$—	$—	$586,826,627
Preferred Stocks	9,489,099	—	—	9,489,099
Short-Term U.S. Government
Agency Obligations	—	20,496,654	—	20,496,654
Short-Term U.S. Government
Obligations	—	5,998,242	—	5,998,242
Total Investments in Securities*	$596,315,726	$26,494,896	$—	$622,810,622

Liabilities
Call Options Written	$(350)	$—	$—	$(350)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	91

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.46%
Actual		$1,000.00	$1,081.10	$ 7.58
Hypothetical**		$1,000.00	$1,017.65	$ 7.34
Class B Shares	2.25%
Actual		$1,000.00	$1,075.58	$11.64
Hypothetical**		$1,000.00	$1,013.71	$11.30
Advisor Class Shares	1.05%
Actual		$1,000.00	$1,082.04	$ 5.45
Hypothetical**		$1,000.00	$1,019.69	$ 5.29
Institutional Class Shares	1.01%
Actual		$1,000.00	$1,081.79	$ 5.24
Hypothetical**		$1,000.00	$1,019.89	$ 5.09

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

92

Portfolio of Investments
GLOBAL FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—97.6%
		United States—53.5%
40,710		Accenture, PLC – Class “A”	$ 4,880,315
95,090		Air Lease Corporation	3,684,738
35,654		Allergan, PLC	8,518,454
35,208		Alliance Data Systems Corporation	8,766,792
7,509	*	Alphabet, Inc. – Class “C”	6,229,166
5,757	*	Amazon.com, Inc.	5,103,811
59,324		Apple, Inc.	8,522,486
43,500	*	Atlassian Corporation, PLC – Class “A”	1,302,825
50,882		Baker Hughes, Inc.	3,043,761
118,864		Bank of America Corporation	2,804,002
14,273	*	Biogen, Inc.	3,902,524
17,754		BlackRock, Inc.	6,808,836
147,690		Bristol-Myers Squibb Company	8,031,382
55,717		Broadcom, Ltd.	12,199,794
54,157		Citigroup, Inc.	3,239,672
67,643	*	Cognizant Technology Solutions Corporation – Class “A”	4,026,111
190,793		Coty, Inc. – Class “A”	3,459,077
125,244		Delphi Automotive, PLC	10,080,890
25,349	*	Electronic Arts, Inc.	2,269,242
59,425		EOG Resources, Inc.	5,796,909
18,612		Equifax, Inc.	2,545,005
130,819		Estee Lauder Companies, Inc. – Class “A”	11,092,143
38,646		Expedia, Inc.	4,875,966
59,672	*	Facebook, Inc. – Class “A”	8,476,408
6,970		FedEx Corporation	1,360,195
26,715		Fortive Corporation	1,608,777
77,200		Fortune Brands Home & Security, Inc.	4,697,620
131,729	*	Freeport-McMoRan, Inc.	1,759,899
17,925		General Dynamics Corporation	3,355,560
54,935		Global Payments, Inc.	4,432,156
56,230	*	Guidewire Software, Inc.	3,167,436
34,686		Hilton Worldwide Holdings, Inc.	2,027,744
45,413		Honeywell International, Inc.	5,670,721
85,740	*	IHS Markit, Ltd.	3,596,793
10,590	*	Incyte Corporation	1,415,565
212,845		Intel Corporation	7,677,319
114,516		IntercontinentalExchange, Inc.	6,856,073
413,765		Kinder Morgan, Inc.	8,995,251
22,211		L Brands, Inc.	1,046,138
43,833		Marriott International, Inc.	4,128,192
105,697		MetLife, Inc.	5,582,916

93

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2017

Shares		Security	Value
		United States (continued)
38,320	*	Netflix, Inc.	$ 5,664,079
132,440		NIKE, Inc.	7,380,881
21,990		Northern Trust Corporation	1,903,894
16,590		Pioneer Natural Resources Company	3,089,556
4,500	*	Priceline Group, Inc.	8,009,865
20,851		Public Storage (REIT)	4,564,492
9,818	*	Regeneron Pharmaceuticals, Inc.	3,804,573
91,109	*	Salesforce.com, Inc.	7,515,581
74,079	*	ServiceNow, Inc.	6,479,690
41,760	*	Splunk, Inc.	2,601,230
9,439	*	Tesaro, Inc.	1,452,379
6,800	*	Ultimate Software Group, Inc.	1,327,428
32,822		UnitedHealth Group, Inc.	5,383,136
61,081		VF Corporation	3,357,623
95,275		Viacom, Inc. – Class “B”	4,441,720
67,107		Visa, Inc. – Class “A”	5,963,799
231,050		Wells Fargo & Company	12,860,243
202,828		WisdomTree Investments, Inc.	1,841,678
42,095	*	Workday, Inc. – Class “A”	3,505,672
193,658	*	WPX Energy, Inc.	2,593,081
			300,779,264
		United Kingdom—5.4%
658,291		Aviva, PLC	4,387,782
461,661		Barclays, PLC	1,302,010
51,752		British American Tobacco, PLC	3,436,517
1,934,617		BT Group, PLC	7,712,775
1,921,083	*	Glencore, PLC	7,537,269
270,608		WPP, PLC	5,940,052
			30,316,405
		France—5.3%
120,431		Airbus Group SE	9,164,206
336,712		AXA SA	8,712,528
76,460		BNP Paribas SA	5,092,276
82,805		Compagnie de Saint Gobain	4,252,084
21,444		Essilor International SA	2,605,637
			29,826,731

94

Shares		Security	Value
		Japan—4.8%
16,100		Fanuc, Ltd.	$ 3,300,117
193,540		Itochu Corporation	2,746,728
116,430		Seven & I Holdings Company, Ltd.	4,561,822
62,000		SoftBank Group Corporation	4,378,371
106,980		Sony Financial Holdings, Inc.	1,719,098
183,730		Sumitomo Mitsui Financial Group, Inc.	6,675,540
89,300		Tokio Marine Holdings, Inc.	3,766,755
			27,148,431
		Switzerland—3.7%
130,995	*	ABB, Ltd.	3,064,157
127,741	*	Credit Suisse Group AG	1,900,206
165,766	*	LafargeHolcim, Ltd.	9,797,182
83,743		Novartis AG- Registered	6,216,036
			20,977,581
		Germany—3.7%
67,295		Beiersdorf AG	6,369,973
46,420		Brenntag AG	2,602,329
210,762	*	Deutsche Bank AG – Registered	3,631,191
235,401		Vonovia SE	8,294,710
			20,898,203
		China—3.2%
75,221	*	Alibaba Group Holding, Ltd. (ADR)	8,111,080
4,364,000		China Construction Bank Corporation	3,509,618
224,210		Tencent Holdings, Ltd.	6,427,844
			18,048,542
		Spain—3.2%
1,938,211		Banco Santander SA	11,878,878
856,079		Iberdrola SA	6,123,461
			18,002,339
		Netherlands—3.1%
105,515	*	AerCap Holdings NV	4,850,525
43,962		Akzo Nobel NV	3,645,444
211,443		Koninklijke Ahold Delhaize	4,524,896
109,715	*	Mylan NV	4,277,788
			17,298,653

95

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2017

Shares		Security	Value
		Italy—2.9%
285,530		Assicurazioni Generali SpA	$ 4,538,604
94,403		Banca Generali SpA	2,467,381
306,236	*	FinecoBank Banca Fineco SpA	2,084,305
469,969		UniCredit SpA	7,244,716
			16,335,006
		South Korea—1.7%
5,207		Samsung Electronics Company, Ltd.	9,591,720
		Taiwan—1.5%
259,085		Taiwan Semiconductor Manufacturing Company, Ltd.	8,508,351
		Belgium—1.5%
75,592		Anheuser-Busch InBev SA/NV	8,298,040
		Mexico—1.2%
331,290		America Movil SAB de CV (ADR)	4,694,379
888,320		Wal-Mart de Mexico	2,049,723
			6,744,102
		Ireland—.9%
68,332		Eaton Corporation, PLC	5,066,818
		India—.8%
1,037,417		ICICI Bank, Ltd.	4,423,021
		Canada—.6%
75,600		Magna International, Inc.	3,262,536
		Hong Kong—.3%
76,218		Hong Kong Exchanges & Clearing, Ltd.	1,918,322
		Brazil—.2%
139,152		Petroleo Brasileiro SA (ADR)	1,348,383
		Turkey—.1%
242,893		Turkiye Garanti Bankasi AS	592,120
Total Value of Common Stocks (cost $483,943,155)			549,384,568

96

Shares or
Principal
Amount		Security	Value
		RIGHTS—.1%
		Germany
194,379	*	Deutsche Bank AG (Expires 4/6/2017) (cost $408,827)	$ 464,496
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.1%
		United States
		Federal Home Loan Bank:
$2,500M		0.56%, 4/7/2017	2,499,810
2,000M		0.7%, 4/24/2017	1,999,206
1,500M		0.74%, 4/26/2017	1,499,349
Total Value of Short-Term U.S. Government
Agency Obligations (cost $5,998,101)			5,998,365
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.2%
		United States
1,000M		U.S. Treasury Bills, 0.721%, 4/27/2017 (cost $999,479)	999,517
Total Value of Investments (cost $491,349,562)		99.0%	556,846,946
Other Assets, Less Liabilities		1.0	5,711,732
Net Assets		100.0%	$562,558,678

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

97

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2017

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$300,779,264	$—	$—	$300,779,264
United Kingdom	30,316,405	—	—	30,316,405
France	29,826,731	—	—	29,826,731
Japan	27,148,431	—	—	27,148,431
Switzerland	20,977,581	—	—	20,977,581
Germany	20,898,203	—	—	20,898,203
China	18,048,542	—	—	18,048,542
Spain	18,002,339	—	—	18,002,339
Netherlands	17,298,653	—	—	17,298,653
Italy	16,335,006	—	—	16,335,006
South Korea	9,591,720	—	—	9,591,720
Taiwan	8,508,351	—	—	8,508,351
Belgium	8,298,040	—	—	8,298,040
Mexico	6,744,102	—	—	6,744,102
Ireland	5,066,818	—	—	5,066,818
India	4,423,021	—	—	4,423,021
Canada	3,262,536	—	—	3,262,536
Hong Kong	1,918,322	—	—	1,918,322
Brazil	1,348,383	—	—	1,348,383
Turkey	592,120	—	—	592,120
Rights
Germany	464,496	—	—	464,496
Short-Term U.S. Government
Agency Obligations	—	5,998,365	—	5,998,365
Short-Term U.S. Government
Obligations	—	999,517	—	999,517
Total Investments in Securities	$549,849,064	$6,997,882	$—	$556,846,946

During the period ended March 31, 2017, there were no transfers between Level 1 investments and
Level 2 investments that had a material inpact to the Fund. This does not include transfers between
Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pric-
ing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

98	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.15%
Actual		$1,000.00	$1,073.95	$5.95
Hypothetical**		$1,000.00	$1,019.20	$5.79
Class B Shares	1.93%
Actual		$1,000.00	$1,070.21	$9.96
Hypothetical**		$1,000.00	$1,015.31	$9.70
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,075.89	$4.09
Hypothetical**		$1,000.00	$1,020.99	$3.98
Institutional Class Shares	0.75%
Actual		$1,000.00	$1,076.41	$3.88
Hypothetical**		$1,000.00	$1,021.19	$3.78

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

99

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—97.9%
		Consumer Discretionary—17.9%
370,400		Acushnet Holdings Corporation	$ 6,400,512
40,053		Adient, PLC	2,910,652
359,100		American Eagle Outfitters, Inc.	5,038,173
180,000		ARAMARK Holdings Corporation	6,636,600
250,000		Big Lots, Inc.	12,170,000
281,500		BorgWarner, Inc.	11,763,885
425,000		CBS Corporation – Class “B”	29,478,000
128,800		Coach, Inc.	5,323,304
125,000		Delphi Automotive, PLC	10,061,250
450,000		DSW, Inc. – Class “A”	9,306,000
90,000		Foot Locker, Inc.	6,732,900
675,000		Ford Motor Company	7,857,000
180,000		Home Depot, Inc.	26,429,400
90,300		HSN, Inc.	3,350,130
505,530		Johnson Controls International, PLC	21,292,924
255,000		L Brands, Inc.	12,010,500
60,000		Lear Corporation	8,494,800
230,000		Magna International, Inc.	9,926,800
300,000	*	Michaels Companies, Inc.	6,717,000
924,450		Newell Brands, Inc.	43,606,306
190,000		Oxford Industries, Inc.	10,879,400
124,000		Penske Automotive Group, Inc.	5,804,440
275,000	*	Select Comfort Corporation	6,817,250
300,000		Tupperware Brands Corporation	18,816,000
160,000		Walt Disney Company	18,142,400
65,000		Whirlpool Corporation	11,136,450
100,000		Wyndham Worldwide Corporation	8,429,000
			325,531,076
		Consumer Staples—10.0%
155,000		AdvancePierre Foods Holdings, Inc.	4,831,350
480,000		Altria Group, Inc.	34,281,600
275,000		B&G Foods, Inc.	11,068,750
360,000		Coca-Cola Company	15,278,400
290,000		CVS Health Corporation	22,765,000
560,404		Koninklijke Ahold Delhaize NV (ADR)	12,015,062
161,800		Nu Skin Enterprises, Inc. – Class “A”	8,986,372
165,000		PepsiCo, Inc.	18,456,900

100

Shares		Security	Value
		Consumer Staples (continued)
295,000		Philip Morris International, Inc.	$ 33,305,500
105,000		Procter & Gamble Company	9,434,250
160,000		Wal-Mart Stores, Inc.	11,532,800
			181,955,984
		Energy—5.9%
138,000		Anadarko Petroleum Corporation	8,556,000
35,000		Chevron Corporation	3,757,950
230,000		ConocoPhillips	11,470,100
175,000		Devon Energy Corporation	7,301,000
200,000		ExxonMobil Corporation	16,402,000
100,000		Hess Corporation	4,821,000
300,000		Marathon Oil Corporation	4,740,000
355,000		Marathon Petroleum Corporation	17,941,700
100,000		Occidental Petroleum Corporation	6,336,000
100,000		PBF Energy, Inc. – Class “A”	2,217,000
115,000		Phillips 66	9,110,300
48,300		Schlumberger, Ltd.	3,772,230
350,200		Suncor Energy, Inc.	10,768,650
			107,193,930
		Financials—14.4%
250,000		American Express Company	19,777,500
170,000		American International Group, Inc.	10,613,100
157,300		Ameriprise Financial, Inc.	20,398,664
130,000		Chubb, Ltd.	17,712,500
515,000		Citizens Financial Group, Inc.	17,793,250
325,000		Discover Financial Services	22,226,750
550,000		Financial Select Sector SPDR Fund (ETF)	13,051,500
8,200	*	Hamilton Lane, Inc. – Class “A”	153,094
135,000		IBERIABANK Corporation	10,678,500
55,000		iShares Russell 2000 ETF (ETF)	7,561,400
396,730		JPMorgan Chase & Company	34,848,763
240,000		MetLife, Inc.	12,676,800
56,300		Morgan Stanley	2,411,892
150,000		PNC Financial Services Group, Inc.	18,036,000
250,000		SPDR S&P Regional Banking (ETF)	13,652,500

101

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2017

Shares		Security	Value
		Financials (continued)
200,000		Sterling Bancorp	$ 4,740,000
355,000		U.S. Bancorp	18,282,500
287,050		Wells Fargo & Company	15,977,203
			260,591,916
		Health Care—14.8%
425,000		Abbott Laboratories	18,874,250
335,000		AbbVie, Inc.	21,828,600
20,000		Allergan, PLC	4,778,400
240,000	*	AMN Healthcare Services, Inc.	9,744,000
168,669		Baxter International, Inc.	8,747,174
96,000	*	Centene Corporation	6,840,960
320,000		Gilead Sciences, Inc.	21,734,400
91,300		Hill-Rom Holdings, Inc.	6,445,780
270,625		Johnson & Johnson	33,706,344
9,375	*	Mallinckrodt, PLC	417,844
125,000		Medtronic, PLC	10,070,000
325,000		Merck & Company, Inc.	20,650,500
120,000	*	Mylan NV (ADR)	4,678,800
869,301		Pfizer, Inc.	29,738,787
298,100		Phibro Animal Health Corporation – Class “A”	8,376,610
64,162		Shire, PLC (ADR)	11,178,945
200,000		Thermo Fisher Scientific, Inc.	30,720,000
230,000	*	VWR Corporation	6,486,000
260,000		Zoetis, Inc.	13,876,200
			268,893,594
		Industrials—8.2%
140,000		3M Company	26,786,200
360,000		General Electric Company	10,728,000
209,700		Honeywell International, Inc.	26,185,239
55,000		Ingersoll-Rand, PLC	4,472,600
200,000		Koninklijke Philips NV (ADR)	6,422,000
20,000		Lockheed Martin Corporation	5,352,000
100,000		ManpowerGroup, Inc.	10,257,000
130,500		Snap-On, Inc.	22,011,435
45,000		Stanley Black & Decker, Inc.	5,979,150
110,400		Textainer Group Holdings, Ltd.	1,689,120
456,500		Triton International, Ltd.	11,773,135
150,000		United Technologies Corporation	16,831,500
			148,487,379

102

Shares		Security	Value
		Information Technology—18.0%
310,000		Apple, Inc.	$ 44,534,600
350,000		Applied Materials, Inc.	13,615,000
500,000	*	ARRIS International, PLC	13,225,000
80,000		Broadcom, Ltd.	17,516,800
900,000		Cisco Systems, Inc.	30,420,000
105,887	*	Dell Technologies, Inc. – Class “V”	6,785,239
250,000	*	eBay, Inc.	8,392,500
425,000		HP Enterprise Company	10,072,500
583,775		Intel Corporation	21,056,764
75,000		International Business Machines Corporation	13,060,500
75,000		Methode Electronics, Inc.	3,420,000
625,000		Microsoft Corporation	41,162,500
125,000	*	NXP Semiconductors NV	12,937,500
350,000		Oracle Corporation	15,613,500
320,000		QUALCOMM, Inc.	18,348,800
280,000		Sabre Corporation	5,933,200
617,200		Symantec Corporation	18,935,696
85,400		TE Connectivity, Ltd.	6,366,570
73,300		Tech Data Corporation	6,882,870
280,000		Travelport Worldwide, Ltd.	3,295,600
185,000		Western Digital Corporation	15,268,050
			326,843,189
		Materials—3.0%
210,000		International Paper Company	10,663,800
425,000	*	Louisiana-Pacific Corporation	10,548,500
60,000		Praxair, Inc.	7,116,000
135,000		RPM International, Inc.	7,429,050
290,000		Sealed Air Corporation	12,638,200
90,000		Trinseo SA	6,039,000
			54,434,550
		Real Estate—2.3%
720,100		Brixmor Property Group, Inc. (REIT)	15,453,346
76,530		Real Estate Select Sector SPDR Fund (ETF)	2,418,348
445,267		Sunstone Hotel Investors, Inc. (REIT)	6,825,943
287,500		Tanger Factory Outlet Centers, Inc. (REIT)	9,421,375
373,500		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	7,679,160
			41,798,172

103

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2017

Shares or
Principal
Amount	Security	Value
	Telecommunication Services—2.4%
530,000	AT&T, Inc.	$ 22,021,500
425,000	Verizon Communications, Inc.	20,718,750
		42,740,250
	Utilities—1.0%
450,000	Exelon Corporation	16,191,000
81,200	NiSource, Inc.	1,931,748
		18,122,748
Total Value of Common Stocks (cost $1,096,921,145)		1,776,592,788
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.5%
	Federal Home Loan Bank:
$ 5,500M	0.7%, 4/24/2017	5,497,817
7,500M	0.74%, 4/26/2017	7,496,745
14,500M	0.75%, 4/17/2017	14,496,172
Total Value of Short-Term U.S. Government
Agency Obligations (cost $27,488,850)		27,490,734
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.2%
3,000M	U.S. Treasury Bills, 0.721%, 4/27/2017 (cost $2,998,438)	2,998,551
Total Value of Investments (cost $1,127,408,433)	99.6%	1,807,082,073
Other Assets, Less Liabilities	.4	7,553,055
Net Assets	100.0%	$1,814,635,128

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

104

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,776,592,788	$—	$—	$1,776,592,788
Short-Term U.S. Government
Agency Obligations	—	27,490,734	—	27,490,734
Short-Term U.S. Government
Obligations	—	2,998,551	—	2,998,551
Total Investments in Securities*	$1,776,592,788	$30,489,285	$—	$1,807,082,073

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	105

Fund Expenses (unaudited)
HEDGED U.S. EQUITY OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.75%
Actual		$1,000.00	$1,044.40	$8.92
Hypothetical**		$1,000.00	$1,016.20	$8.80
Advisor Class Shares	1.42%
Actual		$1,000.00	$1,046.65	$7.25
Hypothetical**		$1,000.00	$1,017.85	$7.14
Institutional Class Shares	1.31%
Actual		$1,000.00	$1,047.64	$6.69
Hypothetical**		$1,000.00	$1,018.45	$6.59

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

106

Portfolio of Investments
HEDGED U.S. EQUITY OPPORTUNITIES FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—94.5%
		Consumer Discretionary—13.6%
2,352		Advance Auto Parts, Inc.	$ 348,708
605	*	Amazon.com, Inc.	536,357
4,386	*	CarMax, Inc.	259,739
3,698		Choice Hotels International, Inc.	231,495
3,894		Comcast Corporation – Special Shares “A”	146,375
6,226		D.R. Horton, Inc.	207,388
1,189		Delphi Automotive, PLC	95,703
2,131		Expedia, Inc.	268,868
2,976		General Motors Corporation	105,231
408,339	*	Global Brands Group Holding, Ltd. (Hong Kong)	43,611
4,862		Goodyear Tire & Rubber Company	175,032
3,053		Harley-Davidson, Inc.	184,707
6,916		Hilton, Inc.	404,309
1,977		Home Depot, Inc.	290,283
2,072		John Wiley & Sons, Inc. – Class “A”	111,474
31,360	*	Just Eat, PLC (United Kingdom)	222,386
2,348		Las Vegas Sands Corporation	134,000
3,719		Lowe’s Companies, Inc.	305,739
4,523		McDonald’s Corporation	586,226
4,767	*	Netflix, Inc.	704,610
10,221		NIKE, Inc. – Class “B”	569,616
3,271	*	Norwegian Cruise Line Holdings, Ltd.	165,938
238		NVR, Inc.	501,437
1,185	*	Panera Bread Company	310,316
346	*	Priceline Group, Inc.	615,870
7,743		Sanwa Holdings Corporation (Japan)	72,471
6,307		SES SA (Luxembourg)	146,711
473		Sherwin-Williams Company	146,720
6,578		TJX Companies, Inc.	520,188
7,977	*	Toll Brothers, Inc.	288,049
2,659		VF Corporation	146,165
5,715		Viacom, Inc.	266,433
2,539		Walt Disney Company	287,897
			9,400,052

107

Portfolio of Investments (continued)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
March 31, 2017

Shares		Security	Value
		Consumer Staples—7.1%
3,661		Altria Group, Inc.	$ 261,469
3,174		British American Tobacco, PLC (United Kingdom)	210,765
864		Clorox Company	116,493
15,431		Coca-Cola Company	654,892
7,592		Colgate-Palmolive Company	555,659
3,900		Costco Wholesale Corporation	653,991
6,280		Coty, Inc. – Class “A”	113,856
1,272		Dr. Pepper Snapple Group, Inc.	124,554
1,361		Hershey Company	148,689
986		Kimberly-Clark Corporation	129,787
1,964		McCormick & Company, Inc.	191,588
13,117	*	Monster Beverage Corporation	605,612
2,903		PepsiCo, Inc.	324,730
2,312		Philip Morris International, Inc.	261,025
3,819		Procter & Gamble Company	343,137
3,286		Wal-Mart Stores, Inc.	236,855
			4,933,102
		Energy—3.8%
2,235		Anadarko Petroleum Corporation	138,570
5,536		Baker Hughes, Inc.	331,164
4,408		Cabot Oil & Gas Corporation	105,395
2,915		Canadian Natural Resources, Ltd.	95,583
1,470	*	Centennial Resource Development, Inc. (PIPE) (a)	23,249
2,358	*	Cobalt International Energy, Inc.	1,258
3,449	*	Continental Resources, Inc.	156,654
3,453	*	Diamondback Energy, Inc.	358,128
1,166		ExxonMobil Corporation	95,624
3,114		Halliburton Company	153,240
770		Helmerich & Payne, Inc.	51,259
1,020		Hess Corporation	49,174
3,458		HollyFrontier Corporation	98,000
2,851		Marathon Oil Corporation	45,046
13,292	*	Newfield Exploration Company	490,608
1,347		Pioneer Natural Resources Company	250,852
1,917	*	QEP Resources, Inc.	24,365
4,955	*	Southwestern Energy Company	40,482
9,944	*	Trican Well Service, Ltd. (Canada)	30,284
2,916		World Fuel Services Corporation	105,705
			2,644,640

108

Shares		Security	Value
		Financials—17.2%
281	*	Alleghany Corporation	$ 172,719
1,317		Allstate Corporation	107,322
5,578		American Express Company	441,276
2,880		American International Group, Inc.	179,798
909		Aon, PLC	107,889
3,513		Arthur J. Gallagher & Company	198,625
29,063		Bank of America Corporation	685,596
2,274	*	Berkshire Hathaway, Inc. – Class “B”	379,030
793		BlackRock, Inc.	304,123
6,608		Capital One Financial Corporation	572,649
4,752		Chubb, Ltd.	647,460
6,264		Citigroup, Inc.	374,713
11,042		CNO Financial Group, Inc.	226,361
5,561		Comerica, Inc.	381,373
173	*	Credit Acceptance Corporation	34,498
1,101		FactSet Research Systems, Inc.	181,566
351		Fairfax Financial Holdings, Ltd. (Canada)	159,736
224		First Citizens Bancshares, Inc.	75,123
1,750		First Republic Bank	164,168
3,832	*	Hostess Brands, Inc.	60,814
2,939		IBERIABANK Corporation	232,475
3,819		M & T Bank Corporation	590,914
550	*	Markel Corporation	536,723
6,571		Marsh & McLennan Companies, Inc.	485,531
6,862		MetLife, Inc.	362,451
562		Moody’s Corporation	62,967
4,496	*	Ocelot Partners, Ltd.	44,376
11,518		PNC Financial Services Group, Inc.	1,384,924
1,751		Principal Financial Group	110,506
2,339		Progressive Corporation	91,642
1,409		Raymond James Financial, Inc.	107,450
1,776		Reinsurance Group of America, Inc.	225,516
10,003		Synchrony Financial	343,103
929		TD Ameritrade Holding Corporation	36,101
929		Travelers Companies, Inc.	111,982
6,971		Unum Group	326,870
6,547		Wells Fargo & Company	364,406
165		White Mountains Insurance Group, Ltd.	145,180
13,326		XL Group, Ltd.	531,174
7,897		Zions Bancorporation	331,674
			11,880,804

109

Portfolio of Investments (continued)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
March 31, 2017

Shares		Security	Value
		Health Care—11.5%
2,238	*	ABIOMED, Inc.	$ 280,198
4,090	*	Acadia Healthcare Company, Inc.	178,324
1,565	*	Alder Biopharmaceuticals, Inc.	32,552
3,832	*	Align Technology, Inc.	439,569
3,774	*	Alkermes, PLC (Ireland)	220,779
674		Allergan, PLC	161,032
924		Becton, Dickinson and Company	169,499
351		Biogen, Inc.	95,970
23,452		Bristol-Myers Squibb Company	1,275,320
499		C.R. Bard, Inc.	124,021
4,107		Cardinal Health, Inc.	334,926
4,237	*	Edwards Lifesciences Corporation	398,575
743		Eli Lilly & Company	62,494
5,921	*	Envision Healthcare Corporation	363,076
1,396	*	Incyte Corporation	186,603
1,897	*	Ionis Pharmaceuticals, Inc.	76,259
3,832		Johnson & Johnson	477,276
1,426	*	Laboratory Corporation of America Holdings	204,588
3,432		McKesson Corporation	508,828
9,220		Medtronic, PLC	742,763
3,380		Merck & Company, Inc.	214,765
440		Mettler-Toledo International	210,720
4,581	*	Mylan NV (Netherlands)	178,613
707		Regeneron Pharmaceutical, Inc.	273,970
1,250		STERIS, PLC	86,825
1,237	*	Tesaro, Inc.	190,337
2,324		Teva Pharmaceutical Industries, Ltd. (Israel)	74,577
1,683		UnitedHealth Group, Inc.	276,029
720	*	Vertex Pharmaceuticals, Inc.	78,732
			7,917,220
		Industrials—12.4%
1,104		3M Company	211,228
2,364		Alaska Air Group, Inc.	218,008
4,920		Allison Transmission Holdings, Inc.	177,415
367		AMERCO	139,897
7,133		Canadian National Railway Company (Canada)	526,507
2,098		Cintas Corporation	265,481
3,043	*	Clean Harbors, Inc.	169,252
6,240		CSX Corporation	290,472
1,798		Danaher Corporation	153,783
1,301		Eaton Corporation, PLC	96,469

110

Shares		Security	Value
		Industrials (continued)
1,495		Equifax, Inc.	$ 204,426
1,103		Expeditors International of Washington, Inc.	62,308
10,982		Fastenal Company	565,573
5,689	*	General Electric Company	169,532
10,058		Genesee & Wyoming, Inc.	682,536
3,090		Herman Miller, Inc.	97,490
1,466		Honeywell International, Inc.	183,059
586		Hubbell, Inc.	70,349
2,513		IDEX Corporation	234,991
946		Illinois Tool Works, Inc.	125,317
952		J.B. Hunt Transport Services, Inc.	87,337
6,812		Knight Transportation, Inc.	213,556
1,948		Lennox International, Inc.	325,900
1,421		Lockheed Martin Corporation	380,260
2,566	*	Middleby Corporation	350,131
1,166	*	Moog, Inc.	78,530
1,135		MSC Industrial Direct Company, Inc. – Class “A”	116,633
390		Northrop Grumman Corporation	92,758
3,112		PACCAR, Inc.	209,126
1,188		Republic Services, Inc.	74,618
2,184		Southwest Airlines Company	117,412
6,203		Steelcase, Inc.	103,900
7,347	*	TransUnion	281,757
878		UniFirst Corporation	124,193
3,636		Union Pacific Corporation	385,125
6,067		United Parcel Service, Inc. – Class “B”	650,989
1,596		United Technologies Corporation	179,087
1,483		Waste Management, Inc.	108,140
			8,523,545
		Information Technology—15.5%
1,570		Acacia Communications, Inc.	92,033
2,742		Accenture, PLC – Class “A”	328,711
1,002		Activision Blizzard, Inc.	49,960
2,991	*	Akamai Technologies, Inc.	178,563
1,562	*	Alibaba Group Holding, Ltd.	168,430
86	*	Alphabet, Inc. – Class “A”	72,911
1,180		Amdocs, Ltd.	71,968
1,264		Amphenol Corporation	89,959
2,439		Analog Devices, Inc.	199,876
1,959		ARRIS International, PLC	51,816

111

Portfolio of Investments (continued)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
March 31, 2017

Shares		Security	Value
		Information Technology (continued)
2,380	*	Arrow Electronics, Inc.	$ 174,716
4,169		Automatic Data Processing, Inc.	426,864
5,859		Booz Allen Hamilton Holdings Corporation	207,350
161		Broadcom, Ltd.	35,253
5,930		Cisco Systems, Inc.	200,434
5,417	*	CommScope Holding Company, Inc.	225,943
1,510	*	CoStar Group, Inc.	312,902
1,484	*	Envestnet, Inc.	47,933
4,284	*	Facebook, Inc. – Class “A”	608,542
849	*	Fiserv, Inc.	97,898
1,195	*	FleetCor Technologies, Inc.	180,959
12,236		Genpact, Ltd.	302,963
2,989		Global Payments, Inc.	241,153
2,415		Harris Corporation	268,717
8,499		IHS Markit, Ltd.	356,533
6,394		Microchip Technology, Inc.	471,749
3,854	*	Microsemi Corporation	198,597
8,743		Microsoft Corporation	575,814
1,608		Motorola Solutions, Inc.	138,642
331		NVIDIA Corporation	36,056
1,337		Paychex, Inc.	78,749
2,987	*	Qorvo, Inc.	204,789
3,580		QUALCOMM, Inc.	205,277
6,962		ServiceNow, Inc.	608,966
5,809		Silicon Motion Technology Corporation (ADR)	271,571
1,944		Skyworks Solutions, Inc.	190,473
5,854		SS&C Technologies Holdings, Inc.	207,232
6,682	*	Trimble, Inc.	213,891
1,397	*	Ultimate Software Group, Inc.	272,708
2,742	*	VeriSign, Inc.	238,856
945	*	Verisk Analytics, Inc.	76,677
3,805		Visa, Inc. – Class “A”	338,150
2,055		Western Digital Corporation	169,599
7,304		Workday, Inc. – Class “A”	608,277
7,927	*	Zillow Group, Inc. – Class “A”	268,012
9,769	*	Zillow Group, Inc. – Class “C”	328,922
			10,695,394

112

Shares		Security	Value
		Materials—3.8%
717		Air Products & Chemicals, Inc.	$ 97,003
1,725		Ball Corporation	128,099
982		Bemis Company, Inc.	47,981
5,434		Celanese Corporation – Series “A”	488,245
2,237	*	Constellium NV – Class “A”	14,541
2,369		CRH, PLC (Ireland)	83,404
7,086		International Paper Company	359,827
4,531		Methanex Corporation	212,504
383		Packaging Corporation of America	35,090
23,095	*	Platform Specialty Products Corporation	300,697
790		PPG Industries, Inc.	83,013
1,888		Praxair, Inc.	223,917
2,215		Reliance Steel & Aluminum Company	177,244
1,962		Silgan Holdings, Inc.	116,464
3,400		Westlake Chemical Corporation	224,570
			2,592,599
		Real Estate—2.6%
2,110		American Tower Corporation (REIT)	256,449
5,813		Annaly Mortgage Management (REIT)	64,582
5,137		Columbia Property Trust, Inc. (REIT)	114,298
7,808		Host Hotels & Resorts, Inc.	145,697
1,967		Public Storage (REIT)	430,596
2,310		PS Buisness Park, Inc. (REIT)	265,096
515		Simon Property Group, Inc. (REIT)	88,595
16,753		STORE Capital Corporation (REIT)	400,062
840		Taubman Centers, Inc. (REIT)	55,457
			1,820,832
		Telecommunication Services—1.1%
7,708		AT&T, Inc.	320,267
2,000		Nippon Telegraph & Telephone Corporation (Japan)	85,368
6,662		Verizon Communications, Inc.	324,773
			730,408

113

Portfolio of Investments (continued)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
March 31, 2017

Shares		Security		Value
		Utilities—5.9%
7,847		Alliant Energy Corporation		$ 310,820
2,398		Ameren Corporation		130,907
2,508		American Electric Power Company, Inc.		168,362
1,381		American Water Works Company, Inc.		107,400
3,130		CMS Energy Corporation		140,036
2,019		Consolidated Edison, Inc.		156,796
1,698		Dominion Resources, Inc.		131,714
2,390		Duke Energy Corporation		196,004
1,871		Edison International		148,950
2,548		Eversource Energy		149,771
5,171		Exelon Corporation		186,053
2,788		Iberdrola SA		79,737
2,035		NextEra Energy, Inc.		261,233
3,869		OGE Energy Corporation		135,338
5,474		PG&E Corporation		363,255
1,510		Pinnacle West Capital Corporation		125,904
3,034		Public Service Enterprise Group, Inc.		134,558
2,319		Sempra Energy		256,250
4,089		Southern Company		203,550
7,661		UGI Corporation		378,453
2,166		WEC Energy Group, Inc.		131,325
3,245		Xcel Energy, Inc.		144,240
				4,040,656
Total Value of Common Stocks (cost $60,574,709)				65,179,252
		WARRANTS—.0%
		Financials
4,496	*	Ocelot Partners, Ltd. (Expires 3/8/2020) (cost $45)		1,799
Total Value of Investments (cost $60,574,754)			94.5%	65,181,051
Other Assets, Less Liabilities			5.5	3,820,506
Net Assets			100.0%	$69,001,557

*	Non-income producing
(a)	Securities valued at fair value (see Note 1A)

Summary of Abbreviations:
	ADR	American Depositary Receipts
	PIPE	Private Investment in Public Equity
	REIT	Real Estate Investment Trust

114

	Expiration	Exercise
PUT OPTIONS PURCHASED—.5%	Date	Price	Contracts	Value
S&P 500 Index	6/16/17	2,100.00	20	$ 13,500
S&P 500 Index	9/15/17	2,025.00	27	43,200
S&P 500 Index	12/15/17	1,975.00	27	66,420
S&P 500 Index	3/16/18	2,175.00	27	197,775
Total Value of Put Options Purchased (premium paid $667,596)				$320,895

	Expiration	Exercise
PUT OPTIONS WRITTEN—.2%	Date	Price	Contracts	Value
S&P 500 Index	6/16/17	1,950.00	20	$ (5,700)
S&P 500 Index	9/15/17	1,800.00	27	(16,227)
S&P 500 Index	12/15/17	1,750.00	27	(30,105)
S&P 500 Index	3/16/18	1,950.00	27	(97,335)
Total Value of Put Options Written (premium received $330,967)				$(149,367)

Futures contracts outstanding at March 31, 2017:

				Value at	Unrealized
Number of			Value at	March 31,	Appreciation
Contracts	Type	Expiration	Trade Date	2017	(Depreciation)
94	S&P 500	June 2017	$ 11,136,655	$ 11,180,874	$ 44,219
	E-mini
55	Russell 2000	June 2017	3,694,288	3,642,970	(51,318)
	Mini
(Premium received $268)					$ (7,099)

115

Portfolio of Investments (continued)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$65,156,003	$23,249	$—	$65,179,252
Warrants	1,799	—	—	1,799
Total Investments in Securities*	$65,157,802	$23,249	$—	$65,181,051
Other Assets
Put Options Purchased	$320,895	$—	$—	$320,895
Liabilities
Put Options Written	$(149,367)	$—	$—	$(149,367)
Futures Contracts	(6,831)	—	—	(6,831)
Total Liabilities	$(156,198)	$—	$—	$(156,198)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

116	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.61%
Actual		$1,000.00	$1,020.89	$ 8.11
Hypothetical**		$1,000.00	$1,016.90	$ 8.10
Class B Shares	2.42%
Actual		$1,000.00	$1,017.21	$12.17
Hypothetical**		$1,000.00	$1,012.86	$12.14
Advisor Class Shares	1.20%
Actual		$1,000.00	$1,022.94	$ 6.05
Hypothetical**		$1,000.00	$1,018.95	$ 6.04
Institutional Class Shares	1.10%
Actual		$1,000.00	$1,022.88	$ 5.55
Hypothetical**		$1,000.00	$1,019.45	$ 5.54

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

117

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—96.6%
		United Kingdom—16.0%
233,556		British American Tobacco, PLC	$ 15,508,949
56,583		DCC, PLC	4,980,211
184,933		Diageo, PLC	5,290,917
934,086		Domino’s Pizza Group, PLC	3,613,929
2,092,703		Lloyds Banking Group, PLC	1,738,872
132,466		Reckitt Benckiser Group, PLC	12,092,304
329,691		RELX NV	6,105,780
			49,330,962
		United States—12.1%
44,972		Accenture, PLC – Class “A”	5,391,243
109,986		MasterCard, Inc. – Class “A”	12,370,125
100,654		Philip Morris International, Inc.	11,363,837
4,591	*	Priceline Group, Inc.	8,171,842
			37,297,047
		India—9.0%
705,630		HDFC Bank, Ltd.	15,675,777
520,021		Housing Development Finance Corporation, Ltd.	12,029,315
			27,705,092
		Switzerland—8.3%
553		Chocoladefabriken Lindt & Spruengli AG	3,135,866
118,458		Nestle SA – Registered	9,088,501
39,308		Roche Holding AG – Genusscheine	10,038,423
214,161		UBS Group AG	3,427,346
			25,690,136
		France—7.8%
195,363		Bureau Veritas SA	4,121,384
32,221		Essilor International SA	3,915,138
6,566		Hermes International SCA	3,110,756
16,235		L’Oreal SA	3,120,117
16,088		LVMH Moet Hennessy Louis Vuitton SE	3,532,948
27,450		Sodexo SA	3,228,533
28,636		Teleperformance SE	3,093,084
			24,121,960

118

Shares		Security	Value
		Canada—5.9%
217,387		Alimentation Couche-Tard, Inc. – Class “B”	$ 9,821,116
113,044		Canadian National Railway Company	8,344,098
			18,165,214
		Spain—4.6%
54,223		Aena SA	8,578,454
227,397		Grifols SA – Class “A”	5,577,095
			14,155,549
		Japan—4.4%
28,810		Daito Trust Construction Company, Ltd.	3,958,043
34,500		Shimano, Inc.	5,035,705
189,200		Unicharm Corporation	4,533,288
			13,527,036
		Netherlands—4.4%
271,817		Unilever NV-CVA	13,504,147
		Germany—3.4%
106,648		SAP SE	10,464,788
		Hong Kong—3.2%
421,343		Link REIT (REIT)	2,952,085
240,012		Tencent Holdings, Ltd.	6,880,869
			9,832,954
		Belgium—2.9%
81,995		Anheuser-Busch InBev SA/NV	9,000,923
		Ireland—2.4%
70,001		Paddy Power Betfair, PLC	7,505,068
		Australia—2.4%
31,590		CSL, Ltd.	3,024,811
81,039		Ramsay Health Care, Ltd.	4,327,157
			7,351,968
		China—2.2%
62,796	*	Alibaba Group Holding, Ltd. (ADR)	6,771,293

119

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2017

Shares or
Principal
Amount	Security	Value
	South Africa—2.0%
35,976	Naspers, Ltd. – Class “N”	$ 6,207,729
	Taiwan—2.0%
183,171	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,015,336
	Mexico—1.4%
48,348	Fomento Economico Mexicano SAB de CV (ADR)	4,279,765
	Brazil—1.2%
668,577	Ambev SA (ADR)	3,851,003
	Denmark—1.0%
40,604	Coloplast A/S – Class “B”	3,170,368
Total Value of Common Stocks (cost $226,242,447)		297,948,338
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.1%
	United States
	Federal Home Loan Bank:
$4,000M	0.57%, 4/5/2017	3,999,848
2,500M	0.71%, 4/21/2017	2,499,150
1,000M	0.75%, 4/17/2017	999,736
2,000M	0.75%, 4/21/2017	1,999,320
Total Value of Short-Term U.S. Government
Agency Obligations (cost $9,497,593)		9,498,054
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.3%
	United States
1,000M	U.S. Treasury Bills, 0.447%, 4/13/2017 (cost $999,851)	999,802
Total Value of Investments (cost $236,739,891)	100.0%	308,446,194
Excess of Liabilities Over Other Assets	.0	(42,561)
Net Assets	100.0%	$308,403,633

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

120

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$49,330,962	$—	$—	$49,330,962
United States	37,297,047	—	—	37,297,047
India	27,705,092	—	—	27,705,092
Switzerland	25,690,136	—	—	25,690,136
France	24,121,960	—	—	24,121,960
Canada	18,165,214	—	—	18,165,214
Spain	14,155,549	—	—	14,155,549
Japan	13,527,036	—	—	13,527,036
Netherlands	13,504,147	—	—	13,504,147
Germany	10,464,788	—	—	10,464,788
Hong Kong	9,832,954	—	—	9,832,954
Belgium	9,000,923	—	—	9,000,923
Ireland	7,505,068	—	—	7,505,068
Australia	7,351,968	—	—	7,351,968
China	6,771,293	—	—	6,771,293
South Africa	6,207,729	—	—	6,207,729
Taiwan	6,015,336	—	—	6,015,336
Mexico	4,279,765	—	—	4,279,765
Brazil	3,851,003	—	—	3,851,003
Denmark	3,170,368	—	—	3,170,368

121

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2017

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government
Agency Obligations	$—	$9,498,054	$—	$9,498,054
Short-Term U.S. Government
Obligations	—	999,802	—	999,802
Total Investments in Securities	$297,948,338	$10,497,856	$—	$308,446,194

During the period ended March 31, 2017, there were no transfers between Level 1 investments and
Level 2 investments that had a material inpact to the Fund. This does not include transfers between
Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pric-
ing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

122	See notes to financial statements

Fund Expenses (unaudited)
LONG SHORT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(12/1/16)*	(3/31/17)	(12/1/16–3/31/17)**
Class A Shares	3.38%
Actual		$1,000.00	$1,028.00	$11.36
Hypothetical***		$1,000.00	$1,005.38	$11.24
Advisor Class Shares	2.79%
Actual		$1,000.00	$1,030.00	$ 9.39
Hypothetical***		$1,000.00	$1,007.33	$ 9.28
Institutional Class Shares	2.66%
Actual		$1,000.00	$1,030.00	$ 8.95
Hypothetical***		$1,000.00	$1,007.76	$ 8.85

*	Commencement of operations.
**	Actual expenses reflect only from the commencment of operations to the end of the period covered
(December 1, 2016 through March 31, 2017). Therefore expenses shown are lower than would be expected for a six-month period. Actual expenses for the six-month period will be reflected in future reports. Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 121/365 (to reflect the inception period). Expenses paid during the period are net of expenses waived and/or assumed.
***	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

123

Portfolio of Investments
LONG SHORT FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—87.0%
		Consumer Discretionary—14.3%
1,001	*	AutoZone, Inc. (a)	$ 723,773
16,431		Comcast Corporation – Class “A”	617,641
7,212		JELD-WEN Holding, Inc.	236,914
6,341		Lowe’s Companies, Inc. (a)	521,294
			2,099,622
		Consumer Staples—6.6%
5,575		Molson Coors Brewing Company (a)	533,583
5,180		Walgreens Boots Alliance, Inc. (a)	430,199
			963,782
		Energy—2.4%
4,204		Halliburton Company	206,879
1,861		Schlumberger, Ltd.	145,344
			352,223
		Financials—17.0%
1,720		Aon, PLC (a)	204,147
22,230		Bank of America Corporation (a)	524,406
8,936		Charles Schwab Corporation (a)	364,678
5,794		Comerica, Inc. (a)	397,353
12,176		Intercontinental Exchange, Inc. (a)	728,977
16,165		TCF Financial Corporation (a)	275,128
			2,494,689
		Health Care—11.4%
695		Allergan, PLC (a)	166,049
826	*	BioMarin Pharmaceutical, Inc. (a)	72,506
1,280	*	Celgene Corporation (a)	159,270
2,173		Humana, Inc. (a)	447,942
2,791		INC Research Inc.	127,967
486	*	Incyte Corporation (a)	64,964
2,948		Medtronic, PLC	237,491
4,624		Pfizer, Inc.	158,187
1,552		Thermo Fisher Scientific, Inc. (a)	238,387
			1,672,763

124

Shares		Security	Value
		Industrials—13.5%
3,250		Dover Corporation (a)	$ 261,138
2,006		Eaton Corporation, PLC	148,745
2,170		Honeywell International, Inc. (a)	270,968
10,240		Johnson Controls International, PLC (a)	431,309
1,991		Parker Hannifin Corporation (a)	319,197
2,532		Rockwell Automation, Inc. (a)	394,258
1,401		United Parcel Service, Inc. – Class “B”	150,327
			1,975,942
		Information Technology—19.4%
550	*	Alphabet, Inc. – Class “C” (a)	456,258
8,107		Applied Materials, Inc. (a)	315,362
10,023		Cisco Systems, Inc. (a)	338,777
10,159		Cypress Semiconductor, Inc. (a)	139,788
10,333	*	eBay, Inc. (a)	346,879
910	*	Facebook, Inc. – Class “A” (a)	129,266
5,523		Motorola Solutions, Inc. (a)	476,193
2,962	*	Red Hat, Inc. (a)	256,213
2,232		Skyworks Solutions, Inc. (a)	218,691
1,992		Visa, Inc. – Class “A” (a)	177,029
			2,854,456
		Telecommunication Services—2.4%
8,651		AT&T, Inc. (a)	359,449
Total Value of Common Stocks (cost $12,122,994)			12,772,926
		SECURITIES SOLD SHORT—(57.5)%
		Consumer Discretionary—(6.4)%
(2,289)		CalAtlantic Group, Inc.	(85,723)
(967)		Dollar Tree, Inc.	(75,871)
(689)		Expedia, Inc.	(86,931)
(3,322)		GameStop Corporation	(74,911)
(2,916)		Gap, Inc.	(70,830)
(1,246)		McDonald’s Corporation	(161,494)
(1,148)		Murphy USA, Inc.	(84,286)
(1,486)		Newell Brands, Inc.	(70,095)
(859)		Polaris Industries Inc.	(71,984)
(1,450)		Starbucks Corporation	(84,665)
(1,312)		Target Corporation	(72,409)
			(939,199)

125

Portfolio of Investments (continued)
LONG SHORT FUND
March 31, 2017

Shares	Security	Value
	Consumer Staples—(3.9)%
(628)	Casey’s General Stores, Inc.	$ (70,493)
(2,737)	Snyders-Lance, Inc.	(110,328)
(5,439)	Wal-Mart Stores, Inc.	(392,043)
		(572,864)
	Energy—(1.4)%
(2,489)	Range Resources Corporation	(72,430)
(16,890)	Southwestern Energy Company	(137,991)
		(210,421)
	Financials—(13.7)%
(2,213)	Aflac, Inc.	(160,265)
(4,192)	Federated Investors, Inc. – Class “B”	(110,417)
(5,800)	Fifth Third Bancorp	(147,320)
(3,115)	Franklin Resources, Inc.	(131,266)
(2,114)	Glacier Bancorp, Inc.	(71,728)
(14,812)	LendingClub Corporation	(81,318)
(14,906)	New York Community Bancorp, Inc.	(208,237)
(11,385)	People’s United Financial, Inc.	(207,207)
(2,549)	Progressive Corporation	(99,870)
(2,090)	T. Rowe Price Group, Inc.	(142,433)
(1,986)	Travelers Companies, Inc.	(239,392)
(10,330)	Umpqua Holdings Corporation	(183,254)
(3,480)	Voya Financial, Inc.	(132,101)
(5,783)	Waddell & Reed Financial, Inc. – Class “A”	(98,311)
		(2,013,119)
	Health Care—(12.0)%
(798)	Amgen, Inc.	(130,928)
(658)	athenahealth, Inc.	(74,150)
(1,714)	Baxter International, Inc.	(88,888)
(7,559)	Community Health Systems, Inc.	(67,048)
(1,522)	Express Scripts Holding Company	(100,315)
(3,588)	Fresenius Medical Care AG	(151,162)
(2,006)	Gilead Sciences, Inc.	(136,248)
(1,401)	Ligand Pharmaceuticals, Inc.	(148,282)
(3,889)	Owens & Minor	(134,559)
(2,755)	PAREXEL International Corporation	(173,868)
(306)	Regeneron Pharmaceutical, Inc.	(118,578)

126

Shares	Security	Value
	Health Care (continued)
(5,703)	Sanofi (ADR)	$ (258,061)
(2,066)	Teva Pharmaceutical Industries, Ltd. (ADR)	(66,298)
(954)	Zimmer Biomet Holdings, Inc.	(116,493)
		(1,764,878)
	Industrials—(3.6)%
(1,293)	Boeing Company	(228,680)
(1,148)	Carlisle Companies, Inc.	(122,159)
(2,465)	Gentherm, Inc.	(96,751)
(326)	Lockheed Martin Corporation	(87,238)
		(534,828)
	Information Technology—(13.0)%
(512)	Alliance Data Systems Corporation	(127,488)
(1,353)	Ambarella, Inc.	(74,023)
(4,138)	Amdocs, Ltd.	(252,377)
(3,412)	Genpact, Ltd.	(84,481)
(4,040)	Intel Corporation	(145,723)
(2,043)	International Business Machines Corporation	(355,768)
(745)	Intuit, Inc.	(86,413)
(4,132)	Oracle Corporation	(184,329)
(1,281)	Paychex, Inc.	(75,451)
(3,371)	PayPal Holdings, Inc.	(145,020)
(4,833)	Snap, Inc.	(108,887)
(8,518)	Teradata Corporation	(265,080)
		(1,905,040)
	Materials—(1.5)%
(1,474)	Bemis Company, Inc.	(72,020)
(1,401)	International Paper Company	(71,143)
(1,426)	WestRock Company	(74,195)
		(217,358)

127

Portfolio of Investments (continued)
LONG SHORT FUND
March 31, 2017

Shares	Security		Value
	Real Estate—(2.0)%
(15,247)	CBL & Associates Properties, Inc.		$ (145,456)
(1,129)	Macerich Company		(72,708)
(1,109)	Taubman Centers, Inc.		(73,216)
			(291,380)
Total Value of Securities Sold Short (proceeds $8,316,045)			(8,449,087)
Total Value of Investments
(cost and short proceeds $3,086,949)		29.5%	4,323,839
Other Assets, Less Liabilities		70.5	10,357,658
Net Assets		100.0%	$14,681,497

*	Non-income producing
(a)	A portion or all of the security has been pledged to cover collateral requirements on securities sold short.

Summary of Abbreviations:
ADR American Depositary Receipts

128

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,772,926	$—	$—	$12,772,926
Liabilities
Securities Sold Short*	$(8,449,087)	$—	$—	$(8,449,087)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and securities sold short.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	129

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.20%
Actual		$1,000.00	$1,081.27	$ 6.23
Hypothetical**		$1,000.00	$1,018.95	$ 6.04
Class B Shares	1.96%
Actual		$1,000.00	$1,077.23	$10.15
Hypothetical**		$1,000.00	$1,015.16	$ 9.85
Advisor Class Shares	0.91%
Actual		$1,000.00	$1,082.99	$ 4.73
Hypothetical**		$1,000.00	$1,020.39	$ 4.58
Institutional Class Shares	0.78%
Actual		$1,000.00	$1,083.88	$ 4.05
Hypothetical**		$1,000.00	$1,021.04	$ 3.93

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

130

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—22.5%
320,300		Acushnet Holdings Corporation	$ 5,534,784
313,600		American Eagle Outfitters, Inc.	4,399,808
150,000		ARAMARK Holdings Corporation	5,530,500
175,000	*	Belmond, Ltd. – Class “A”	2,117,500
160,000		Big Lots, Inc.	7,788,800
181,500		BorgWarner, Inc.	7,584,885
57,700		Caleres, Inc.	1,524,434
124,100		Coach, Inc.	5,129,053
85,000		Delphi Automotive, PLC	6,841,650
366,000		DSW, Inc. – Class “A”	7,568,880
80,000		Foot Locker, Inc.	5,984,800
230,200	*	Fox Factory Holding Corporation	6,606,740
120,000	*	Helen of Troy, Ltd.	11,304,000
95,100		HSN, Inc.	3,528,210
145,000		L Brands, Inc.	6,829,500
50,000		Lear Corporation	7,079,000
152,800	*	LKQ Corporation	4,472,456
165,000		Magna International, Inc.	7,121,400
360,000	*	Michaels Companies, Inc.	8,060,400
658,770		Newell Brands, Inc.	31,074,181
95,000		Nordstrom, Inc.	4,424,150
140,000		Oxford Industries, Inc.	8,016,400
129,000		Penske Automotive Group, Inc.	6,038,490
25,000		Ralph Lauren Corporation	2,040,500
245,100		Ruth’s Hospitality Group, Inc.	4,914,255
255,000	*	Select Comfort Corporation	6,321,450
308,000	*	ServiceMaster Global Holdings, Inc.	12,859,000
420,000	*	TRI Pointe Group, Inc.	5,266,800
215,000		Tupperware Brands Corporation	13,484,800
45,500		Whirlpool Corporation	7,795,515
475,000	*	William Lyon Homes – Class “A”	9,794,500
70,000		Wyndham Worldwide Corporation	5,900,300
			232,937,141
		Consumer Staples—6.7%
181,900		AdvancePierre Foods Holdings, Inc.	5,669,823
205,000		B&G Foods, Inc.	8,251,250
90,000	*	Herbalife, Ltd.	5,232,600
440,625		Koninklijke Ahold Delhaize NV (ADR)	9,447,000
20,800		McCormick & Company, Inc.	2,029,040
116,800		Nu Skin Enterprises, Inc. – Class “A”	6,487,072

131

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2017

Shares		Security	Value
		Consumer Staples (continued)
260,000	*	Performance Food Group Company	$ 6,188,000
250,000		Pinnacle Foods, Inc.	14,467,500
101,661		Tootsie Roll Industries, Inc.	3,797,038
285,100	*	U.S. Foods Holding Corporation	7,977,098
			69,546,421
		Energy—2.5%
30,100	*	Dril-Quip, Inc.	1,641,955
80,000		EOG Resources, Inc.	7,804,000
90,000		EQT Corporation	5,499,000
85,000		Hess Corporation	4,097,850
80,000		National Oilwell Varco, Inc.	3,207,200
180,000		PBF Energy, Inc. – Class “A”	3,990,600
			26,240,605
		Financials—15.0%
74,200		Ameriprise Financial, Inc.	9,622,256
220,000		Berkshire Hills Bancorp, Inc.	7,931,000
500,000		Citizens Financial Group, Inc.	17,275,000
230,000		Discover Financial Services	15,729,700
400,000		Financial Select Sector SPDR Fund (ETF)	9,492,000
150,500		First Republic Bank	14,118,405
91,250		Great Western Bancorp, Inc.	3,869,912
95,000		IBERIABANK Corporation	7,514,500
110,000		iShares Core S&P Mid-Cap ETF (ETF)	18,834,200
135,000		iShares Russell 2000 ETF (ETF)	18,559,800
120,000		NASDAQ, Inc.	8,334,000
225,000		SPDR S&P Regional Banking (ETF)	12,287,250
315,000		Sterling Bancorp	7,465,500
225,000		Waddell & Reed Financial, Inc. – Class “A”	3,825,000
			154,858,523
		Health Care—12.0%
35,000		Allergan, PLC	8,362,200
135,000	*	AMN Healthcare Services, Inc.	5,481,000
225,000	*	Centene Corporation	16,033,500
100,000	*	Charles River Laboratories International, Inc.	8,995,000
75,000		Dentsply Sirona, Inc.	4,683,000
140,000		Gilead Sciences, Inc.	9,508,800
151,200		Hill-Rom Holdings, Inc.	10,674,720

132

Shares		Security	Value
		Health Care (continued)
15,000		McKesson Corporation	$ 2,223,900
350,500		Phibro Animal Health Corporation – Class “A”	9,849,050
230,000	*	Prestige Brands Holdings, Inc.	12,778,800
75,000		Quest Diagnostics, Inc.	7,364,250
105,000		Thermo Fisher Scientific, Inc.	16,128,000
50,000	*	VCA, Inc.	4,575,000
255,000	*	VWR Corporation	7,191,000
			123,848,220
		Industrials—10.7%
260,000		A.O. Smith Corporation	13,301,600
103,600		Apogee Enterprises, Inc.	6,175,596
240,000	*	Atkore International Group, Inc.	6,307,200
160,300		ESCO Technologies, Inc.	9,313,430
65,000		Ingersoll-Rand, PLC	5,285,800
82,500		J.B. Hunt Transport Services, Inc.	7,568,550
247,200		Korn/Ferry International	7,784,328
95,000		ManpowerGroup, Inc.	9,744,150
200,000		Masco Corporation	6,798,000
16,200		Regal Beloit Corporation	1,225,530
29,000		Roper Technologies, Inc.	5,988,210
97,700		Snap-On, Inc.	16,479,059
50,000		Stanley Black & Decker, Inc.	6,643,500
301,000		Triton International, Ltd.	7,762,790
			110,377,743
		Information Technology—13.1%
410,000	*	ARRIS International, PLC	10,844,500
60,000		Broadcom, Ltd.	13,137,600
90,000	*	Fiserv, Inc.	10,377,900
50,000		Juniper Networks, Inc.	1,391,500
75,000		Lam Research Corporation	9,627,000
15,000		Methode Electronics, Inc.	684,000
104,200	*	NETGEAR, Inc.	5,163,110
270,000		Sabre Corporation	5,721,300
190,000		Silicon Motion Technology Corporation (ADR)	8,882,500
445,500		Symantec Corporation	13,667,940
50,000	*	Synchronoss Technologies, Inc.	1,220,000
36,900		TE Connectivity, Ltd.	2,750,895
58,200	*	Tech Data Corporation	5,464,980

133

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2017

Shares		Security	Value
		Information Technology (continued)
275,000		Technology Select Sector SPDR Fund (ETF)	$ 14,660,250
628,000		Travelport Worldwide, Ltd.	7,391,560
185,000		Western Digital Corporation	15,268,050
100,000	*	Zebra Technologies Corporation – Class “A”	9,125,000
			135,378,085
		Materials—6.7%
200,000	*	Berry Plastics Group, Inc.	9,714,000
185,600	*	Ferro Corporation	2,819,264
132,500		FMC Corporation	9,220,675
425,000	*	Louisiana-Pacific Corporation	10,548,500
40,000		Praxair, Inc.	4,744,000
225,000		Sealed Air Corporation	9,805,500
470,580	*	Summit Materials, Inc. – Class “A”	11,628,032
165,000		Trinseo SA	11,071,500
			69,551,471
		Real Estate—4.5%
536,100		Brixmor Property Group, Inc. (REIT)	11,504,706
150,000		Douglas Emmett, Inc. (REIT)	5,760,000
45,000		Federal Realty Investment Trust (REIT)	6,007,500
850,000		FelCor Lodging Trust, Inc. (REIT)	6,383,500
55,658		Real Estate Select Sector SPDR Fund (ETF)	1,758,793
410,644		Sunstone Hotel Investors, Inc. (REIT)	6,295,173
261,800		Tanger Factory Outlet Centers, Inc. (REIT)	8,579,186
			46,288,858
		Utilities—2.8%
4,100		Black Hills Corporation	272,527
69,000		NiSource, Inc.	1,641,510
144,800		Portland General Electric Company	6,432,016
135,000		SCANA Corporation	8,822,250
200,000		WEC Energy Group, Inc.	12,126,000
			29,294,303
Total Value of Common Stocks (cost $699,971,109)			998,321,370

134

Principal
Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.2%
	Federal Home Loan Bank:
$ 5,000M	0.56%, 4/7/2017	$ 4,999,620
1,500M	0.71%, 4/21/2017	1,499,490
10,000M	0.74%, 4/26/2017	9,995,660
3,000M	0.75%, 4/25/2017	2,998,752
2,500M	0.75%, 4/19/2017	2,499,245
11,000M	0.75%, 4/17/2017	10,997,096
Total Value of Short-Term U.S. Government
Agency Obligations (cost $32,987,696)		32,989,863

	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.2%
2,500M	U.S. Treasury Bills, 0.721%, 4/27/2017 (cost $2,498,698)	2,498,792
Total Value of Investments (cost $735,457,503)	99.9%	1,033,810,025
Other Assets, Less Liabilities	.1	1,414,427
Net Assets	100.0%	$1,035,224,452

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

135

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$998,321,370	$—	$—	$998,321,370
Short-Term U.S. Government
Agency Obligations	—	32,989,863	—	32,989,863
Short-Term U.S. Government
Obligations	—	2,498,792	—	2,498,792
Total Investments in Securities*	$998,321,370	$35,488,655	$—	$1,033,810,025

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

136	See notes to financial statements

Fund Expenses (unaudited)
REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.45%
Actual		$1,000.00	$ 978.24	$7.15
Hypothetical**		$1,000.00	$1,017.70	$7.29
Advisor Class Shares	1.12%
Actual		$1,000.00	$ 978.99	$5.53
Hypothetical**		$1,000.00	$1,019.35	$5.64
Institutional Class Shares	1.02%
Actual		$1,000.00	$ 979.48	$5.03
Hypothetical**		$1,000.00	$1,019.84	$5.14

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

137

Portfolio of Investments
REAL ESTATE FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—98.0%
		Apartments REITs—13.7%
18,517		Apartment Investment & Management Company – Class “A”	$ 821,229
21,917		AvalonBay Communities, Inc.	4,023,961
8,927		Camden Property Trust	718,266
62,581		Equity Residential	3,893,790
9,141		Essex Property Trust, Inc.	2,116,416
19,696		Mid-America Apartment Communities	2,003,871
8,351		UDR, Inc.	302,807
			13,880,340
		Diversified REITs—7.5%
3,672		American Tower Corporation	446,295
19,564		CoreCivic, Inc.	614,701
3,048		CorEnergy Infrastructure Trust, Inc.	102,961
1,457		Digital Realty Trust, Inc.	155,010
30,516		Duke Realty Corporation	801,655
2,487		DuPont Fabros Technology, Inc.	123,330
35,370		Forest City Realty Trust, Inc.	770,359
2,737		Liberty Property Trust	105,511
73,611		Uniti Group, Inc.	1,902,844
25,058		Vornado Realty Trust	2,513,568
2,840		Whitestone REIT	39,306
			7,575,540
		Health Care REITs—13.8%
98,106		Care Capital Properties, Inc.	2,636,108
78,341		HCP, Inc.	2,450,506
1,630		Healthcare Realty Trust, Inc.	52,975
3,260		Healthcare Trust of America, Inc.	102,560
3,528		LTC Properties, Inc.	168,991
10,230		Omega Heathcare Investors, Inc.	337,488
19,176	*	Quality Care Properties	361,659
43,379		Senior Housing Properties Trust	878,425
50,604		Ventas, Inc.	3,291,284
51,651		Welltower, Inc.	3,657,924
			13,937,920

138

Shares		Security	Value
		Hotels REITs—2.6%
16,612		Hospitality Properties Trust	$ 523,776
81,104		Host Hotels & Resorts, Inc.	1,513,401
17,324		LaSalle Hotel Properties	501,530
7,948		Sunstone Hotel Investors, Inc.	121,843
			2,660,550
		Manufactured Homes REITs—2.4%
20,759		Equity LifeStyle Properties, Inc.	1,599,689
10,371		Sun Communities, Inc.	833,102
			2,432,791
		Mortgage REITs—.1%
5,269		AGNC Investment Corporation	104,800
		Office Property REITs—9.1%
9,051		Alexandria Real Estate Equities, Inc.	1,000,317
22,794		Boston Properties, Inc.	3,018,154
5,700		Brandywine Realty Trust	92,511
14,800		City Office REIT, Inc.	179,820
17,825		Corporate Office Properties Trust	590,008
5,120		Douglas Emmett, Inc.	196,608
7,040		Empire State Realty Trust, Inc. – Class “A”	145,306
20,515	*	Equity Commonwealth	640,478
424		Franklin Street Properties Corporation	5,147
10,665		Mack-Cali Realty Corporation	287,315
43,470		New York REIT, Inc.	421,224
60,467		Paramount Group, Inc.	980,170
12,680		Piedmont Office Realty Trust, Inc. – Class “A”	271,098
5,912		SL Green Realty Corporation	630,337
44,965		Tier REIT, Inc.	780,592
			9,239,085
		Real Estate Services—2.5%
101,631	*	Marcus & Millichap, Inc.	2,498,090
		Regional Malls REITs—21.3%
60,894		CBL & Associates Properties, Inc.	580,929
189,990		GGP, Inc.	4,403,968
22,612		Macerich Company	1,456,213
7,720		Pennsylvania Real Estate Investment Trust	116,881
52,215		Simon Property Group, Inc.	8,982,546

139

Portfolio of Investments (continued)
REAL ESTATE FUND
March 31, 2017

Shares	Security	Value
	Regional Malls REITs (continued)
111,853	Tanger Factory Outlet Centers, Inc.	$ 3,665,423
28,635	Taubman Centers, Inc.	1,890,483
56,320	Washington Prime Group, Inc.	489,421
		21,585,864
	Shopping Centers REITs—4.8%
1,282	Acadia Realty Trust	38,537
25,400	Brixmor Property Group, Inc.	545,084
5,800	Cedar Realty Trust, Inc.	29,116
68,076	DDR Corporation	852,992
9,913	Federal Realty Investment Trust	1,323,386
16,971	Kimco Realty Corporation	374,889
7,090	Kite Realty Group Trust	152,435
2,580	Ramco-Gershenson Properties Trust	36,172
5,202	Regency Centers Corporation	345,361
57,523	Retail Properties of America, Inc. – Class “A”	829,482
10,995	Weingarten Realty Investors	367,123
		4,894,577
	Single Tenant REITs—3.2%
91,362	Select Income REIT	2,356,226
45,566	Spirit Realty Capital, Inc.	461,584
13,922	STORE Capital Corporation	332,457
8,000	VEREIT, Inc.	67,920
		3,218,187
	Storage REITs—15.5%
42,646	CubeSmart	1,107,090
47,961	Extra Space Storage, Inc.	3,567,819
1,459	Iron Mountain, Inc.	52,043
44,282	Life Storage, Inc.	3,636,438
33,442	Public Storage	7,320,788
		15,684,178
	Student Housing REITs—.4%
7,292	American Campus Communities, Inc.	347,026

140

Shares	Security		Value
	Warehouse/Industrial REITs—1.1%
1,260	DCT Industrial Trust, Inc.		$ 60,631
684	EastGroup Properties, Inc.		50,295
3,320	First Industrial Realty Trust, Inc.		88,412
17,840	Prologis, Inc.		925,539
			1,124,877
Total Value of Common Stocks (cost $97,899,398)		98.0%	99,183,825
Other Assets, Less Liabilities		2.0	1,990,358
Net Assets		100.0%	$101,174,183

*	Non-income producing

Summary of Abbreviations:
REITs Real Estate Investment Trusts

141

Portfolio of Investments (continued)
REAL ESTATE FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$99,183,825	$—	$—	$99,183,825

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

142	See notes to financial statements

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.26%
Actual		$1,000.00	$1,099.32	$ 6.59
Hypothetical**		$1,000.00	$1,018.65	$ 6.34
Class B Shares	2.00%
Actual		$1,000.00	$1,094.62	$10.44
Hypothetical**		$1,000.00	$1,014.96	$10.05
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,101.38	$ 4.40
Hypothetical**		$1,000.00	$1,020.74	$ 4.23
Institutional Class Shares	0.82%
Actual		$1,000.00	$1,102.09	$ 4.30
Hypothetical**		$1,000.00	$1,020.84	$ 4.13

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

143

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—99.2%
		Consumer Discretionary—13.7%
122,700		Dick’s Sporting Goods, Inc.	$ 5,970,582
612,100		Gentex Corporation	13,056,093
113,000		Home Depot, Inc.	16,591,790
77,800		Lear Corporation	11,014,924
211,900		Nordstrom, Inc.	9,868,183
122,500		Wyndham Worldwide Corporation	10,325,525
			66,827,097
		Consumer Staples—8.2%
115,500		Clorox Company	15,572,865
264,000		Sysco Corporation	13,706,880
147,600		Wal-Mart Stores, Inc.	10,639,008
			39,918,753
		Energy—3.8%
44,200		Chevron Corporation	4,745,754
47,800		ExxonMobil Corporation	3,920,078
72,700		Helmerich & Payne, Inc.	4,839,639
196,800		SM Energy Company	4,727,136
			18,232,607
		Financials—11.4%
243,900		Bank of New York Mellon Corporation	11,519,397
128,800		Discover Financial Services	8,808,632
187,800		SunTrust Banks, Inc.	10,385,340
55,400		Travelers Companies, Inc.	6,677,916
215,800		U.S. Bancorp	11,113,700
187,900		Voya Financial, Inc.	7,132,684
			55,637,669
		Health Care—16.1%
229,300		Baxter International, Inc.	11,891,498
64,400		C.R. Bard, Inc.	16,005,976
99,300	*	Celgene Corporation	12,355,899
186,400	*	Centene Corporation	13,282,864
330,300	*	Hologic, Inc.	14,054,265
173,300		Merck & Company, Inc.	11,011,482
			78,601,984

144

Shares or
Principal
Amount		Security		Value
		Industrials—14.0%
125,600		Cintas Corporation		$ 15,893,424
191,600		Emerson Electric Company		11,469,176
78,500		General Dynamics Corporation		14,695,200
55,000		Huntington Ingalls Industries, Inc.		11,013,200
93,200		Parker Hannifin Corporation		14,941,824
				68,012,824
		Information Technology—29.5%
148,000	*	Adobe Systems, Inc.		19,259,240
13,600	*	Alphabet, Inc. – Class “A”		11,530,080
164,300	*	Arista Networks, Inc.		21,731,961
568,600	*	Cadence Design Systems, Inc.		17,854,040
152,300	*	Citrix Systems, Inc.		12,700,297
120,000	*	Facebook, Inc. – Class “A”		17,046,000
65,200	*	FleetCor Technologies, Inc.		9,873,236
312,800		NetApp, Inc.		13,090,680
349,000	*	Take-Two Interactive Software		20,685,230
				143,770,764
		Materials—2.5%
131,300		Celanese Corporation – Series “A”		11,797,305
Total Value of Common Stocks (cost $391,334,349)				482,799,003
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.6%
		Federal Home Loan Bank:
$1,500M		0.57%, 4/5/2017		1,499,943
500M		0.74%, 4/26/2017		499,783
1,000M		0.75%, 4/21/2017		999,660
Total Value of Short-Term U.S. Government
Agency Obligations (cost $2,999,231)				2,999,386
Total Value of Investments (cost $394,333,580)			99.8%	485,798,389
Other Assets, Less Liabilities			.2	1,152,507
Net Assets			100.0%	$486,950,896

*	Non-income producing

145

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$482,799,003	$—	$—	$482,799,003
Short-Term U.S. Government
Agency Obligations	—	2,999,386	—	2,999,386
Total Investments in Securities*	$482,799,003	$2,999,386	$—	$485,798,389

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

146	See notes to financial statements

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.32%
Actual		$1,000.00	$1,106.22	$ 6.93
Hypothetical**		$1,000.00	$1,018.35	$ 6.64
Class B Shares	2.11%
Actual		$1,000.00	$1,101.93	$11.06
Hypothetical**		$1,000.00	$1,014.41	$10.60
Advisor Class Shares	1.02%
Actual		$1,000.00	$1,107.68	$ 5.36
Hypothetical**		$1,000.00	$1,019.84	$ 5.14
Institutional Class Shares	0.88%
Actual		$1,000.00	$1,108.54	$ 4.63
Hypothetical**		$1,000.00	$1,020.54	$ 4.43

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

147

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—97.3%
		Consumer Discretionary—17.4%
277,500	*	1-800-FLOWERS.COM, Inc. – Class “A”	$ 2,830,500
140,000		Acushnet Holdings Corporation	2,419,200
176,500		American Eagle Outfitters, Inc.	2,476,295
197,000	*	Belmond, Ltd. – Class “A”	2,383,700
85,500		Caleres, Inc.	2,258,910
294,500	*	Century Communities, Inc.	7,480,300
157,000		DSW, Inc. – Class “A”	3,246,760
280,000		Entravision Communications Corporation – Class “A”	1,736,000
358,500	*	Fox Factory Holding Corporation	10,288,950
32,500	*	Helen of Troy, Ltd.	3,061,500
191,000	*	Live Nation Entertainment, Inc.	5,800,670
83,000	*	LKQ Corporation	2,429,410
17,400	*	Malibu Boats, Inc.	390,630
105,000	*	Michaels Companies, Inc.	2,350,950
100,000	*	Motorcar Parts of America, Inc.	3,073,000
165,000		Newell Brands, Inc.	7,783,050
78,000		Oxford Industries, Inc.	4,466,280
76,500		Penske Automotive Group, Inc.	3,580,965
213,000		Regal Entertainment Group – Class “A”	4,809,540
253,000		Ruth’s Hospitality Group, Inc.	5,072,650
196,000	*	ServiceMaster Global Holdings, Inc.	8,183,000
340,000	*	TRI Pointe Group, Inc.	4,263,600
63,500		Tupperware Brands Corporation	3,982,720
49,500	*	Visteon Corporation	4,848,525
192,000	*	William Lyon Homes – Class “A”	3,959,040
			103,176,145
		Consumer Staples—4.2%
82,000		AdvancePierre Foods Holdings, Inc.	2,555,940
92,000		B&G Foods, Inc.	3,703,000
135,500	*	Performance Food Group Company	3,224,900
123,500		Pinnacle Foods, Inc.	7,146,945
94,000		Tootsie Roll Industries, Inc.	3,510,900
163,500	*	U.S. Foods Holding Corporation	4,574,730
			24,716,415

148

Shares		Security	Value
		Energy—1.9%
43,000		Delek US Holdings, Inc.	$ 1,043,610
51,000	*	Dril-Quip, Inc.	2,782,050
144,200	*	Jagged Peak Energy, Inc.	1,880,368
93,500		PBF Energy, Inc. – Class “A”	2,072,895
102,500		Western Refining, Inc.	3,594,675
			11,373,598
		Financials—20.3%
146,500		AllianceBernstein Holding, LP (MLP)	3,347,525
149,500		American Financial Group, Inc.	14,265,290
100,000		Aspen Insurance Holdings, Ltd.	5,205,000
177,500	*	Atlas Financial Holdings, Inc.	2,422,875
211,500		Berkshire Hills Bancorp, Inc.	7,624,575
145,500		Brown & Brown, Inc.	6,070,260
72,500	*	Capstar Financial Holdings, Inc.	1,382,575
153,000		Citizens Financial Group, Inc.	5,286,150
14,500	*	FB Financial Corporation	512,720
100,000	*	FCB Financial Holdings, Inc. – Class “A”	4,955,000
306,500		Financial Select Sector SPDR Fund (ETF)	7,273,245
114,000		Great Western Bancorp, Inc.	4,834,740
180,500	*	Green Bancorp, Inc.	3,212,900
87,000		Guaranty Bancorp	2,118,450
37,500		IBERIABANK Corporation	2,966,250
22,000		iShares Russell 2000 ETF (ETF)	3,024,560
196,000		OceanFirst Financial Corporation	5,522,300
92,000		Prosperity Bancshares, Inc.	6,413,320
31,100		QCR Holdings, Inc.	1,317,085
113,500	*	Seacoast Banking Corporation	2,721,730
84,500		Simmons First National Corporation – Class “A”	4,660,175
141,000		SPDR S&P Regional Banking (ETF)	7,700,010
465,000		Sterling Bancorp	11,020,500
351,500		TCF Financial Corporation	5,982,530
50,500		Waddell & Reed Financial, Inc. – Class “A”	858,500
			120,698,265
		Health Care—10.3%
63,500	*	ANI Pharmaceuticals, Inc.	3,143,885
59,500	*	Cambrex Corporation	3,275,475
153,000	*	Centene Corporation	10,902,780
40,000	*	Charles River Laboratories International, Inc.	3,598,000
152,000	*	DepoMed, Inc.	1,907,600

149

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2017

Shares		Security	Value
		Health Care (continued)
106,500		Hill-Rom Holdings, Inc.	$ 7,518,900
34,000	*	ICON, PLC	2,710,480
156,000	*	Integra LifeSciences Holdings Corporation	6,572,280
26,000	*	LivaNova, PLC	1,274,260
117,000		PerkinElmer, Inc.	6,793,020
180,500		Phibro Animal Health Corporation – Class “A”	5,072,050
43,000	*	VCA, Inc.	3,934,500
165,000	*	VWR Corporation	4,653,000
			61,356,230
		Industrials—13.0%
181,500		A.O. Smith Corporation	9,285,540
52,000		Apogee Enterprises, Inc.	3,099,720
140,000	*	Atkore International Group, Inc.	3,679,200
29,500		Comfort Systems USA, Inc.	1,081,175
135,000		ESCO Technologies, Inc.	7,843,500
70,500		ITT, Inc.	2,891,910
138,500		Kforce, Inc.	3,289,375
355,500	*	NCI Building Systems, Inc.	6,096,825
114,500		Orbital ATK, Inc.	11,221,000
58,000	*	Patrick Industries, Inc.	4,112,200
38,500		Regal Beloit Corporation	2,912,525
63,500		Snap-On, Inc.	10,710,545
75,500	*	SPX Corporation	1,830,875
44,000		Standex International Corporation	4,406,600
169,000		Triton International, Ltd.	4,358,510
			76,819,500
		Information Technology—12.2%
228,500	*	ARRIS International, PLC	6,043,825
159,700	*	Autobytel, Inc.	2,001,041
161,000	*	CommScope Holding Company, Inc.	6,715,310
62,000		Hackett Group, Inc.	1,208,380
49,500	*	IAC/InterActiveCorp	3,649,140
41,000		Lam Research Corporation	5,262,760
104,000	*	Microsemi Corporation	5,359,120
87,000		MKS Instruments, Inc.	5,981,250
281,500	*	Orbotech, Ltd.	9,078,375
154,500	*	Perficient, Inc.	2,682,120
144,000		Silicon Motion Technology Corporation (ADR)	6,732,000
116,000	*	Synchronoss Technologies, Inc.	2,830,400

150

Shares		Security	Value
		Information Technology (continued)
286,500		Travelport Worldwide, Ltd.	$ 3,372,105
74,000		Western Digital Corporation	6,107,220
58,500	*	Zebra Technologies Corporation – Class “A”	5,338,125
			72,361,171
		Materials—8.7%
111,500		AptarGroup, Inc.	8,584,385
93,500	*	Berry Plastics Group, Inc.	4,541,295
396,000	*	Ferro Corporation	6,015,240
174,000	*	Louisiana-Pacific Corporation	4,318,680
63,500		Sealed Air Corporation	2,767,330
57,000		Sensient Technologies Corporation	4,517,820
248,000	*	Summit Materials, Inc. – Class “A”	6,128,080
159,500		Trinseo SA	10,702,450
75,500		WestRock Company	3,928,265
			51,503,545
		Real Estate—6.3%
244,000		Brixmor Property Group, Inc. (REIT)	5,236,240
183,000		Douglas Emmett, Inc. (REIT)	7,027,200
52,000		Federal Realty Investment Trust (REIT)	6,942,000
434,500		FelCor Lodging Trust, Inc. (REIT)	3,263,095
362,000		Sunstone Hotel Investors, Inc. (REIT)	5,549,460
191,000		Tanger Factory Outlet Centers, Inc. (REIT)	6,259,070
135,000		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,775,600
			37,052,665
		Utilities—3.0%
45,500		Pinnacle West Capital Corporation	3,793,790
110,500		Portland General Electric Company	4,908,410
70,000		SCANA Corporation	4,574,500
79,000		WEC Energy Group, Inc.	4,789,770
			18,066,470
Total Value of Common Stocks (cost $439,806,466)			577,124,004

151

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2017

Principal
Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.6%
	Federal Home Loan Bank:
$2,500M	0.7%, 4/24/2017	$ 2,499,007
5,000M	0.74%, 4/26/2017	4,997,830
2,000M	0.75%, 4/17/2017	1,999,472
Total Value of Short-Term U.S. Government
Agency Obligations (cost $9,495,645)		9,496,309
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.2%
1,500M	U.S. Treasury Bills, 0.721%, 4/27/2017 (cost $1,499,219)	1,499,276
Total Value of Investments (cost $450,801,330)	99.1%	588,119,589
Other Assets, Less Liabilities	.9	5,073,820
Net Assets	100.0%	$593,193,409

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

152

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$577,124,004	$—	$—	$577,124,004
Short-Term U.S. Government
Agency Obligations	—	9,496,309	—	9,496,309
Short-Term U.S. Government
Obligations	—	1,499,276	—	1,499,276
Total Investments in Securities*	$577,124,004	$10,995,585	$—	$588,119,589

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	153

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/16)	(3/31/17)	(10/1/16–3/31/17)*
Class A Shares	1.19%
Actual		$1,000.00	$1,036.48	$6.04
Hypothetical**		$1,000.00	$1,019.00	$5.99
Class B Shares	1.94%
Actual		$1,000.00	$1,032.15	$9.83
Hypothetical**		$1,000.00	$1,015.26	$9.75
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,040.60	$4.02
Hypothetical**		$1,000.00	$1,020.99	$3.98
Institutional Class Shares	0.77%
Actual		$1,000.00	$1,038.33	$3.91
Hypothetical**		$1,000.00	$1,021.09	$3.88

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

154

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2017

Shares		Security	Value
		COMMON STOCKS—59.3%
		Consumer Discretionary—10.9%
110,400		Acushnet Holdings Corporation	$ 1,907,712
12,197		Adient, PLC	886,356
107,900		American Eagle Outfitters, Inc.	1,513,837
53,700		ARAMARK Holdings Corporation	1,979,919
73,500		Big Lots, Inc.	3,577,980
84,130		BorgWarner, Inc.	3,515,793
127,375		CBS Corporation – Class “B”	8,834,730
38,500		Coach, Inc.	1,591,205
38,800		Delphi Automotive, PLC	3,123,012
132,700		DSW, Inc. – Class “A”	2,744,236
27,760		Foot Locker, Inc.	2,076,726
201,950		Ford Motor Company	2,350,698
53,830		Home Depot, Inc.	7,903,859
26,600		HSN, Inc.	986,860
153,073		Johnson Controls International, PLC	6,447,435
77,045		L Brands, Inc.	3,628,819
19,400		Lear Corporation	2,746,652
69,700		Magna International, Inc.	3,008,252
90,900		Michaels Companies, Inc.	2,035,251
284,522		Newell Brands, Inc.	13,420,903
56,000		Oxford Industries, Inc.	3,206,560
38,600		Penske Automotive Group, Inc.	1,806,866
84,300	*	Select Comfort Corporation	2,089,797
91,910		Tupperware Brands Corporation	5,764,595
48,800		Walt Disney Company	5,533,432
19,675		Whirlpool Corporation	3,370,918
31,290		Wyndham Worldwide Corporation	2,637,434
			98,689,837
		Consumer Staples—6.1%
48,700		AdvancePierre Foods Holdings, Inc.	1,517,979
146,350		Altria Group, Inc.	10,452,317
80,400		B&G Foods, Inc.	3,236,100
105,890		Coca-Cola Company	4,493,972
87,960		CVS Health Corporation	6,904,860
168,530		Koninklijke Ahold Delhaize NV (ADR)	3,613,283
49,600		Nu Skin Enterprises, Inc. – Class “A”	2,754,784
49,360		PepsiCo, Inc.	5,521,410

155

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

Shares		Security	Value
		Consumer Staples (continued)
90,310		Philip Morris International, Inc.	$ 10,195,999
31,400		Procter & Gamble Company	2,821,290
46,870		Wal-Mart Stores, Inc.	3,378,390
			54,890,384
		Energy—3.4%
37,375		Anadarko Petroleum Corporation	2,317,250
9,400		Chevron Corporation	1,009,278
61,800		ConocoPhillips	3,081,966
51,575		Devon Energy Corporation	2,151,709
59,902		ExxonMobil Corporation	4,912,563
26,500		Hess Corporation	1,277,565
80,101		Marathon Oil Corporation	1,265,596
106,850		Marathon Petroleum Corporation	5,400,199
26,150		Occidental Petroleum Corporation	1,656,864
31,000		PBF Energy, Inc. – Class “A”	687,270
34,450		Phillips 66	2,729,129
14,700		Schlumberger, Ltd.	1,148,070
105,660		Suncor Energy, Inc.	3,249,045
			30,886,504
		Financials—8.7%
69,170		American Express Company	5,472,039
50,800		American International Group, Inc.	3,171,444
48,125		Ameriprise Financial, Inc.	6,240,850
39,100		Chubb, Ltd.	5,327,375
157,300		Citizens Financial Group, Inc.	5,434,715
97,610		Discover Financial Services	6,675,548
167,600		Financial Select Sector SPDR Fund (ETF)	3,977,148
2,500	*	Hamilton Lane, Inc. – Class “A”	46,675
40,000		IBERIABANK Corporation	3,164,000
16,800		iShares Russell 2000 ETF (ETF)	2,309,664
119,380		JPMorgan Chase & Company	10,486,339
70,400		MetLife, Inc.	3,718,528
15,730		Morgan Stanley	673,873
44,625		PNC Financial Services Group, Inc.	5,365,710
75,900		SPDR S&P Regional Banking (ETF)	4,144,899

156

Shares		Security	Value
		Financials (continued)
59,600		Sterling Bancorp	$ 1,412,520
107,345		U.S. Bancorp	5,528,267
86,120		Wells Fargo & Company	4,793,439
			77,943,033
		Health Care—9.1%
127,360		Abbott Laboratories	5,656,058
99,500		AbbVie, Inc.	6,483,420
6,376		Allergan, PLC	1,523,354
72,500	*	AMN Healthcare Services, Inc.	2,943,500
49,569		Baxter International, Inc.	2,570,648
30,700	*	Centene Corporation	2,187,682
96,680		Gilead Sciences, Inc.	6,566,506
27,300		Hill-Rom Holdings, Inc.	1,927,379
81,400		Johnson & Johnson	10,138,370
2,791	*	Mallinckrodt, PLC	124,395
39,000		Medtronic, PLC	3,141,840
99,745		Merck & Company, Inc.	6,337,797
37,225	*	Mylan NV (ADR)	1,451,403
266,729		Pfizer, Inc.	9,124,799
93,475		Phibro Animal Health Corporation – Class “A”	2,626,647
19,515		Shire, PLC (ADR)	3,400,098
60,295		Thermo Fisher Scientific, Inc.	9,261,312
68,600	*	VWR Corporation	1,934,520
78,215		Zoetis, Inc.	4,174,335
			81,574,063
		Industrials—5.0%
41,585		3M Company	7,956,458
108,350		General Electric Company	3,228,830
63,000		Honeywell International, Inc.	7,866,810
16,000		Ingersoll-Rand, PLC	1,301,120
59,000		Koninklijke Philips NV (ADR)	1,894,490
6,020		Lockheed Martin Corporation	1,610,952
30,200		ManpowerGroup, Inc.	3,097,614
39,930		Snap-On, Inc.	6,734,993
13,400		Stanley Black & Decker, Inc.	1,780,458
33,930		Textainer Group Holdings, Ltd.	519,129
138,400		Triton International, Ltd.	3,569,336
46,030		United Technologies Corporation	5,165,026
			44,725,216

157

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

Shares		Security	Value
		Information Technology—10.9%
93,905		Apple, Inc.	$ 13,490,392
102,800		Applied Materials, Inc.	3,998,920
149,875	*	ARRIS International, PLC	3,964,194
23,625		Broadcom, Ltd.	5,172,930
270,300		Cisco Systems, Inc.	9,136,140
32,568	*	Dell Technologies, Inc. – Class “V”	2,086,957
76,200	*	eBay, Inc.	2,558,034
126,605		HP Enterprise Company	3,000,539
175,675		Intel Corporation	6,336,597
22,800		International Business Machines Corporation	3,970,392
24,080		Methode Electronics, Inc.	1,098,048
190,085		Microsoft Corporation	12,518,998
37,340	*	NXP Semiconductors NV	3,864,690
106,790		Oracle Corporation	4,763,902
96,620		QUALCOMM, Inc.	5,540,191
83,100		Sabre Corporation	1,760,889
183,950		Symantec Corporation	5,643,586
23,610		TE Connectivity, Ltd.	1,760,126
21,700	*	Tech Data Corporation	2,037,630
83,300		Travelport Worldwide, Ltd.	980,441
54,772		Western Digital Corporation	4,520,333
			98,203,929
		Materials—1.8%
62,900		International Paper Company	3,194,062
126,800	*	Louisiana-Pacific Corporation	3,147,176
17,930		Praxair, Inc.	2,126,498
41,310		RPM International, Inc.	2,273,289
85,600		Sealed Air Corporation	3,730,448
25,585		Trinseo SA	1,716,753
			16,188,226
		Real Estate—1.4%
214,625		Brixmor Property Group, Inc. (REIT)	4,605,853
23,320		Real Estate Select Sector SPDR Fund (ETF)	736,912
135,813		Sunstone Hotel Investors, Inc. (REIT)	2,082,013
91,000		Tanger Factory Outlet Centers, Inc. (REIT)	2,982,070
112,430		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,311,561
			12,718,409

158

Shares or
Principal
Amount	Security	Value
	Telecommunication Services—1.4%
158,400	AT&T, Inc.	$ 6,581,520
130,725	Verizon Communications, Inc.	6,372,844
		12,954,364
	Utilities—.6%
133,400	Exelon Corporation	4,799,732
24,445	NiSource, Inc.	581,547
		5,381,279
Total Value of Common Stocks (cost $347,788,641)		534,155,244
	CORPORATE BONDS—20.9%
	Aerospace/Defense—.2%
$ 1,500M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	1,511,511
	Agricultural Products—.1%
1,100M	Cargill, Inc., 6%, 11/27/2017 (a)	1,132,155
	Automotive—.2%
2,000M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	1,996,786
	Chemicals—.7%
2,000M	Agrium, Inc., 3.375%, 3/15/2025	1,977,220
2,000M	Dow Chemical Co., 3.5%, 10/1/2024	2,036,064
2,100M	LyondellBasell Industries NV, 6%, 11/15/2021	2,379,785
		6,393,069
	Consumer Non-Durables—.2%
2,000M	Newell Brands, Inc., 4.2%, 4/1/2026	2,083,768
	Energy—1.8%
3,600M	BP Capital Markets, PLC, 3.216%, 11/28/2023	3,621,607
1,600M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	1,758,706
1,000M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	1,000,000
1,500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	1,557,519
	Kinder Morgan Energy Partners, LP:
1,000M	3.5%, 3/1/2021	1,017,148
1,100M	3.45%, 2/15/2023	1,087,062
1,000M	Magellan Midstream Partners, LP, 5%, 3/1/2026	1,102,758
1,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	1,002,114

159

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

Principal
Amount	Security	Value
	Energy (continued)
$ 1,500M	Spectra Energy, LLC, 6.2%, 4/15/2018	$ 1,564,892
1,000M	Suncor Energy, Inc., 6.1%, 6/1/2018	1,052,845
1,600M	Valero Energy Corp., 9.375%, 3/15/2019	1,820,043
		16,584,694
	Financial Services—2.7%
1,100M	American Express Co., 7%, 3/19/2018	1,155,359
	American International Group, Inc.:
1,000M	3.75%, 7/10/2025	996,176
1,000M	4.7%, 7/10/2035	1,015,092
1,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,086,863
1,000M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	1,077,760
1,100M	BlackRock, Inc., 5%, 12/10/2019	1,193,342
	ERAC USA Finance, LLC:
1,000M	6.375%, 10/15/2017 (a)	1,023,834
1,000M	4.5%, 8/16/2021 (a)	1,066,080
1,000M	3.3%, 10/15/2022 (a)	1,007,754
2,000M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	2,299,870
	General Electric Capital Corp.:
1,000M	4.65%, 10/17/2021	1,098,344
1,500M	6.75%, 3/15/2032	2,025,676
2,100M	Key Bank NA, 3.4%, 5/20/2026	2,046,188
2,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	2,175,438
1,000M	Protective Life Corp., 7.375%, 10/15/2019	1,124,422
2,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	2,230,976
2,000M	State Street Corp., 3.55%, 8/18/2025	2,057,574
		24,680,748
	Financials—5.3%
	Bank of America Corp.:
3,600M	4.1%, 7/24/2023	3,776,126
1,000M	5.875%, 2/7/2042	1,206,890
	Barclays Bank, PLC:
1,100M	6.75%, 5/22/2019	1,204,263
1,000M	5.125%, 1/8/2020	1,067,770
1,000M	Capital One Financial Corp., 3.75%, 4/24/2024	1,018,548
	Citigroup, Inc.:
3,600M	6.125%, 11/21/2017	3,702,722
1,000M	8.5%, 5/22/2019	1,131,328
1,000M	4.5%, 1/14/2022	1,071,323
1,500M	Deutsche Bank AG, 3.7%, 5/30/2024	1,476,687

160

Principal
Amount	Security	Value
	Financials (continued)
$ 2,000M	General Motors Financial Co., 5.25%, 3/1/2026	$ 2,152,580
	Goldman Sachs Group, Inc.:
2,700M	5.375%, 3/15/2020	2,929,011
1,000M	3.625%, 1/22/2023	1,026,473
1,000M	6.125%, 2/15/2033	1,210,528
	JPMorgan Chase & Co.:
3,100M	6%, 1/15/2018	3,205,012
1,000M	4.5%, 1/24/2022	1,078,397
1,000M	3.625%, 12/1/2027	972,292
5,550M	Morgan Stanley, 5.5%, 7/28/2021	6,160,639
1,600M	SunTrust Banks, Inc., 6%, 9/11/2017	1,631,789
	U.S. Bancorp:
1,000M	4.125%, 5/24/2021	1,069,768
1,000M	3.6%, 9/11/2024	1,030,793
1,000M	3.1%, 4/27/2026	984,302
1,500M	UBS AG, 4.875%, 8/4/2020	1,615,941
2,000M	Visa, Inc., 3.15%, 12/14/2025	2,009,132
	Wells Fargo & Co.:
1,600M	4.6%, 4/1/2021	1,721,058
3,500M	3.45%, 2/13/2023	3,534,745
		47,988,117
	Food/Beverage/Tobacco—1.1%
	Anheuser-Busch InBev Finance, Inc.:
1,000M	3.75%, 1/15/2022	1,049,189
1,500M	3.65%, 2/1/2026	1,519,576
1,000M	4.9%, 2/1/2046	1,084,992
1,750M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	1,986,098
1,500M	Diageo Capital, PLC, 5.75%, 10/23/2017	1,535,121
1,000M	Ingredion, Inc., 4.625%, 11/1/2020	1,074,822
2,000M	Mondelez International Holdings, Inc., 2%, 10/28/2021 (a)	1,926,486
		10,176,284
	Food/Drug—.2%
2,000M	CVS Health Corp., 3.875%, 7/20/2025	2,064,246
	Forest Products/Containers—.2%
2,000M	Rock-Tenn Co., 4.9%, 3/1/2022	2,168,076

161

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

Principal
Amount	Security	Value
	Health Care—.6%
$ 1,100M	Biogen, Inc., 6.875%, 3/1/2018	$ 1,151,832
2,100M	Express Scripts Holding Co., 4.75%, 11/15/2021	2,257,439
1,500M	Laboratory Corp. of America, 3.75%, 8/23/2022	1,537,713
		4,946,984
	Higher Education—.2%
1,750M	Yale University, 2.086%, 4/15/2019	1,768,368
	Information Technology—.8%
1,500M	Apple, Inc., 2.5%, 2/9/2025	1,452,696
3,000M	Diamond 1 Finance Corp., 3.48%, 6/1/2019 (a)	3,075,729
1,000M	HP Enterprise Co., 2.85%, 10/5/2018	1,012,420
2,000M	Oracle Corp., 2.4%, 9/15/2023	1,948,548
		7,489,393
	Manufacturing—.4%
1,000M	CRH America, Inc., 8.125%, 7/15/2018	1,078,846
1,100M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	1,175,295
1,100M	Johnson Controls International, PLC, 5%, 3/30/2020	1,181,777
		3,435,918
	Media-Broadcasting—.6%
1,000M	British Sky Broadcasting, PLC, 9.5%, 11/15/2018 (a)	1,115,729
	Comcast Corp.:
1,600M	5.15%, 3/1/2020	1,743,592
2,000M	4.25%, 1/15/2033	2,062,704
		4,922,025
	Media-Diversified—.1%
1,000M	Time Warner, Inc., 3.6%, 7/15/2025	990,515
	Metals/Mining—.7%
1,500M	Alcoa, Inc., 6.15%, 8/15/2020	1,627,500
1,000M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	1,074,910
1,500M	Newmont Mining Corp., 5.125%, 10/1/2019	1,604,801
1,600M	Vale Overseas, Ltd., 5.625%, 9/15/2019	1,702,000
		6,009,211

162

Principal
Amount	Security	Value
	Real Estate—1.9%
$ 2,000M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	$ 1,998,800
1,500M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	1,519,170
1,000M	Boston Properties, LP, 5.875%, 10/15/2019	1,082,814
500M	Digital Realty Trust, LP, 5.25%, 3/15/2021	542,964
1,000M	ERP Operating, LP, 3.375%, 6/1/2025	992,250
1,000M	HCP, Inc., 4.25%, 11/15/2023	1,034,820
1,000M	Prologis, LP, 3.35%, 2/1/2021	1,030,548
2,000M	Realty Income Corp., 3.25%, 10/15/2022	2,021,748
2,000M	Simon Property Group, LP, 3.375%, 10/1/2024	2,017,926
1,600M	Ventas Realty, LP, 4.75%, 6/1/2021	1,714,334
3,000M	Welltower, Inc., 4%, 6/1/2025	3,045,909
		17,001,283
	Retail-General Merchandise—.6%
1,000M	Amazon.com, Inc., 4.8%, 12/5/2034	1,110,626
3,000M	Home Depot, Inc., 5.875%, 12/16/2036	3,802,578
		4,913,204
	Telecommunications—.2%
1,500M	AT&T, Inc., 3.8%, 3/15/2022	1,553,293
	Transportation—.5%
1,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	1,143,561
1,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	1,080,771
	Southwest Airlines Co.:
1,000M	2.65%, 11/5/2020	1,012,141
1,000M	3%, 11/15/2026	945,998
		4,182,471
	Utilities—1.6%
2,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	2,035,918
1,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	1,041,828
1,000M	Electricite de France SA, 3.625%, 10/13/2025 (a)	1,007,231
2,000M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	2,044,904
1,500M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	1,605,639
2,000M	Ohio Power Co., 5.375%, 10/1/2021	2,229,502

163

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

Principal
Amount	Security	Value
	Utilities (continued)
$ 2,000M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	$ 1,924,518
1,100M	Sempra Energy, 9.8%, 2/15/2019	1,255,198
1,000M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	1,126,717
		14,271,455
Total Value of Corporate Bonds (cost $185,948,553)		188,263,574
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—5.8%
	Fannie Mae—4.8%
2,910M	2.5%, 2/1/2030 – 8/1/2031	2,917,736
4,541M	3%, 3/1/2027 – 2/1/2031	4,667,651
6,745M	3.5%, 11/1/2028 – 11/1/2046	6,925,461
19,724M	4%, 12/1/2040 – 8/1/2046	20,751,475
2,498M	4.5%, 9/1/2040 – 1/1/2047	2,689,498
2,225M	5%, 4/1/2040 – 3/1/2042	2,448,530
784M	5.5%, 5/1/2033 – 10/1/2039	879,566
625M	6%, 5/1/2036 – 10/1/2040	706,691
282M	6.5%, 11/1/2033 – 6/1/2036	313,794
562M	7%, 3/1/2032 – 8/1/2032	610,705
		42,911,107
	Freddie Mac—1.0%
1,990M	3.5%, 8/1/2026 – 7/1/2044	2,067,298
998M	4%, 7/1/2044 – 4/1/2045 (b)	1,048,268
4,417M	4.5%, 10/1/2040 – 5/1/2044	4,766,156
1,004M	5.5%, 5/1/2038 – 10/1/2039	1,136,768
		9,018,490
Total Value of Residential Mortgage-Backed Securities (cost $51,864,702)		51,929,597
	U.S. GOVERNMENT OBLIGATIONS—3.2%
5,000M	U.S. Treasury Bonds, 3.125%, 8/15/2044	5,098,535
	U.S. Treasury Note:
13,000M	(TIPS) 0.375%, 1/15/2027	13,019,696
10,500M	0.9215%, 1/31/2019 †	10,509,649
Total Value of U.S. Government Obligations (cost $28,878,591)		28,627,880

164

Principal
Amount	Security	Value
	ASSET BACKED SECURITIES—2.4%
	Fixed Autos—1.8%
$ 1,700M	AmeriCredit Auto Receivable Trust, 1.83%, 12/8/2021	$ 1,683,658
2,000M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%,
	2/20/2020 (a)	2,031,990
1,000M	CarMax Auto Owner Trust, 1.92%, 7/15/2022	985,437
900M	Ford Credit Auto Lease Trust, 1.85%, 7/15/2019	902,594
1,000M	GM Financial Auto Leasing Trust, 1.76%, 3/20/2020	998,828
900M	Hertz Vehicle Financing, LLC, 2.65%, 7/25/2022 (a)	883,186
1,000M	Honda Auto Receivables Trust, 1.33%, 11/18/2022	988,220
2,300M	Hyundai Capital America Trust, 2.19%, 11/15/2022	2,283,918
1,150M	Nissan Auto Lease Trust, 1.65%, 10/15/2021	1,150,696
2,500M	Nissan Auto Receivables Owner Trust, 1.79%, 1/17/2022	2,501,598
650M	Toyota Auto Receivables Owner Trust, 1.32%, 11/15/2021	640,412
1,150M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017	1,150,304
		16,200,841
	Fixed Credit Cards—.4%
1,000M	Capital One Multi-Asset Execution Trust, 1.33%, 6/15/2022	989,777
500M	Chase Issuance Trust, 1.27%, 7/15/2021	494,862
1,665M	Synchrony Credit Card Master Trust, 2.38%, 9/15/2023	1,680,306
		3,164,945
	Fixed Communications—.2%
1,900M	Verizon Owner Trust, 2.65%, 9/20/2021 (a)	1,905,115
Total Value of Asset Backed Securities (cost $21,375,964)		21,270,901
	VARIABLE AND FLOATING RATE NOTES—1.4%
	U.S. Government Agency Obligations—.4%
4,000M	Federal Home Loan Bank, 0.661%, 8/14/2017 †	4,000,136
	Municipal Bonds—1.0%
3,000M	Mass. St. Hlth. & Edl. Facs. Auth., 0.92%, 8/15/2034 †	3,000,000
3,000M	Mississippi Business Fin. Corp., 0.91%, 12/1/2030 †	3,000,000
3,000M	Valdez, AK Marine Term. Rev., 0.86%, 12/1/2033 †	3,000,000
		9,000,000
Total Value of Variable and Floating Rate Notes (cost $13,000,060)		13,000,136
	TAXABLE MUNICIPAL BONDS—.3%
2,850M	Ford Foundation, 3.859%, 6/1/2047 (cost $2,850,696)	2,882,541

165

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS—.2%
$ 1,850M	Fannie Mae, 1.75%, 11/26/2019 (cost $1,845,560)	$ 1,862,695
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.4%
	Federal Home Loan Bank:
5,000M	0.7%, 4/24/2017	4,998,015
10,500M	0.71%, 4/21/2017	10,496,430
12,000M	0.74%, 4/26/2017	11,994,792
8,000M	0.75%, 4/17/2017	7,997,888
4,000M	0.75%, 4/19/2017	3,998,792
Total Value of Short-Term U.S. Government
Agency Obligations (cost $39,483,285)		39,485,917
	SHORT-TERM CORPORATE NOTES—2.1%
	Energy—.0%
425M	Chevron Corp., 0.95%, 7/10/2017 (c)	423,921
	Food/Beverage/Tobacco—.6%
	Coca-Cola Co.:
500M	0.96%, 7/14/2017 (c)	498,593
5,000M	1%, 7/25/2017 (c)	4,983,986
		5,482,579
	Information Technology—.5%
5,000M	Apple, Inc., 0.86%, 7/5/2017 (c)	4,989,213
	Media-Diversified—.4%
3,500M	Walt Disney Co., 0.78%, 4/17/2017 (c)	3,498,664
	Retail-General Merchandise—.6%
5,000M	Wal-Mart Stores, Inc., 0.81%, 4/17/2017 (c)	4,998,163
Total Value of Short-Term Corporate Notes (cost $19,392,144)		19,392,540

166

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.2%
$ 2,000M	U.S. Treasury Bills, 0.721%, 4/27/2017 (cost $1,998,958)		$ 1,999,034
Total Value of Investments (cost $714,427,154)		100.2%	902,870,059
Excess of Liabilities Over Other Assets		(.2)	(1,463,712)
Net Assets		100.0%	$901,406,347

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
(c)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
†	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of March 31, 2017.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

167

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2017

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$534,155,244	$—	$—	$534,155,244
Corporate Bonds	—	188,263,574	—	188,263,574
Residential Mortgage-Backed
Securities	—	51,929,597	—	51,929,597
U.S. Government Obligations	—	28,627,880	—	28,627,880
Asset Backed Securities	—	21,270,901	—	21,270,901
Variable and Floating Rate Notes
U.S. Government Agency
Obligations	—	4,000,136	—	4,000,136
Municipal Bonds	—	9,000,000	—	9,000,000
Taxable Municipal Bonds	—	2,882,541	—	2,882,541
U.S. Government Agency
Obligations	—	1,862,695	—	1,862,695
Short-Term U.S. Government
Agency Obligations	—	39,485,917	—	39,485,917
Short-Term Corporate Notes	—	19,392,540	—	19,392,540
Short-Term U.S. Government
Obligations	—	1,999,034	—	1,999,034
Total Investments in Securities*	$534,155,244	$368,714,815	$—	$902,870,059

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and asset backed securities.

There were no transfers into or from Level 1 or Level 2 by the Fund for the year ended March 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

168	See notes to financial statements

This page left intentionally blank.

169

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2017

					GOVERNMENT
	BALANCED	FLOATING	FUND FOR		CASH
	INCOME	RATE	INCOME	GOVERNMENT	MANAGEMENT
Assets
Investments in securities
At identified cost	$42,243,421	$155,394,780	$655,614,138	$327,796,393	$134,386,760
At value (Note 1A)	$43,355,735	$156,377,782	$673,333,924	$325,534,482	$134,386,760

Cash	507,472	8,283,705	4,361,707	4,244,136	2,003,142
Receivables:
Investment securities sold	4,501	3,394,174	11,435,585	—	—
Deposits at broker for futures contracts	335,472	—	—	—	—
Interest and dividends	227,255	506,559	10,534,540	868,730	14,188
Shares sold	153,586	145,854	380,681	133,422	—
Other assets	2,164	11,355	51,098	24,907	9,094
Total Assets	44,586,185	168,719,429	700,097,535	330,805,677	136,413,184

Liabilities
Payables:
Investment securities purchased	231,809	14,758,835	4,692,348	10,024,656	—
Due to broker-variation margin futures	46,643	—	—	—	—
Shares redeemed	114,781	219,635	1,190,861	435,806	1,801,287
Dividends payable	1,301	61,435	590,718	24,396	—
Accrued advisory fees	9,581	19,982	411,626	146,909	11,374
Accrued shareholder servicing costs	7,805	33,779	118,377	66,245	41,582
Accrued expenses	63,032	98,379	107,885	44,182	31,608
Total Liabilities	474,952	15,192,045	7,111,815	10,742,194	1,885,851

Net Assets	$44,111,233	$153,527,384	$692,985,720	$320,063,483	$134,527,333

Net Assets Consist of:
Capital paid in	$42,804,388	$156,501,881	$856,134,940	$340,124,498	$134,527,333
Undistributed net investment income (deficit)	(88,410)	(25,408)	(3,821,216)	(627,086)	—
Accumulated net realized gain (loss) on investments and futures contracts	282,941	(3,932,091)	(177,047,790)	(17,172,018)	—
Net unrealized appreciation (depreciation) in value on investments and
futures contracts	1,112,314	983,002	17,719,786	(2,261,911)	—
Total	$44,111,233	$153,527,384	$692,985,720	$320,063,483	$134,527,333

170	See notes to financial statements	171

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2017

					GOVERNMENT
	BALANCED	FLOATING	FUND FOR		CASH
	INCOME	RATE	INCOME	GOVERNMENT	MANAGEMENT
Net Assets:
Class A	$43,758,401	$65,660,050	$566,201,251	$240,639,957	$131,430,242
Class B	N/A	N/A	$2,620,224	$1,445,652	$232,824
Advisor Class	$110,559	$67,603,934	$62,283,093	$69,446,838	N/A
Institutional Class	$242,273	$20,263,400	$61,881,152	$8,531,036	$2,864,267

Shares outstanding (Note 7):
Class A	4,083,129	6,791,884	227,591,720	23,062,242	131,430,242
Class B	N/A	N/A	1,052,802	138,833	232,824
Advisor Class	10,284	6,994,305	25,047,014	6,645,223	N/A
Institutional Class	22,524	2,098,315	24,791,640	811,799	2,864,267

Net asset value and redemption price per share — Class A	$10.72	$9.67	$2.49	$10.43	$1.00

Maximum offering price per share — Class A (Net asset value/.9425)*	$11.37	$10.26	$2.64	$11.07	N/A

Net asset value and offering price per share — Class B**	N/A	N/A	$2.49	$10.41	$1.00

Net asset value, offering price and redemption price
per share — Advisor Class	$10.75	$9.67	$2.49	$10.45	N/A

Net asset value, offering price and redemption price
per share — Institutional Class	$10.76	$9.66	$2.50	$10.51	$1.00

#	Also maximum offering price per share.
*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 7).

172	See notes to financial statements	173

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2017

	INTERNATIONAL		LIMITED
	OPPORTUNITIES	INVESTMENT	DURATION HIGH	STRATEGIC
	BOND	GRADE	QUALITY BOND	INCOME
Assets
Investments in securities:
Cost — Unaffiliated issuers	$127,765,735	$562,912,655	$133,431,337	$7,503,562
Cost — Affiliated issuers (Note 2)	—	—	—	154,426,480
Total cost of investments	$127,765,735	$562,912,655	$133,431,337	$161,930,042

Value — Unaffiliated issuers (Note 1A)	$116,769,907	$573,367,691	$132,739,215	$7,503,175
Value — Affiliated issuers (Note 2)	—	—	—	150,059,723
Total value of investments	116,769,907	573,367,691	132,739,215	157,562,898
Cash	3,920,829	7,643,123	3,356,577	984,082
Receivables:
Investment securities sold	6,354,420	1,784,880	1,696,024	—
Dividends and interest	1,333,219	6,673,066	1,042,465	461,722
Shares sold	58,292	295,962	248,246	304,655
Unrealized gain on foreign exchange contracts (Note 5)	775,879	—	—	—
Other assets	8,750	42,512	8,788	10,774
Total Assets	129,221,296	589,807,234	139,091,315	159,324,131

Liabilities
Payables:
Investment securities purchased	1,826,864	1,781,604	998,490	—
Shares redeemed	178,464	790,149	186,048	382,401
Dividends payable	—	175,025	54,960	15,936
Unrealized loss on foreign exchange contracts (Note 5)	122,565	—	—	—
Accrued advisory fees	78,318	272,457	51,687	6,683
Accrued shareholder servicing costs	37,515	91,874	33,327	19,219
Accrued expenses	85,666	51,108	34,960	23,876
Total Liabilities	2,329,392	3,162,217	1,359,472	448,115

Net Assets	$126,891,904	$586,645,017	$137,731,843	$158,876,016

Net Assets Consist of:
Capital paid in	$142,224,993	$595,112,787	$141,949,716	$165,196,432
Undistributed net investment income (deficit)	182,846	(15,451,697)	(2,718,659)	316,656
Accumulated net realized loss on investments, futures contracts
and foreign currency transactions	(5,183,597)	(3,471,109)	(807,092)	(2,269,928)
Net unrealized appreciation (depreciation) in value of investments
and foreign currency transactions	(10,332,338)	10,455,036	(692,122)	(4,367,144)
Total	$126,891,904	$586,645,017	$137,731,843	$158,876,016

174	See notes to financial statements	175

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2017

	INTERNATIONAL		LIMITED
	OPPORTUNITIES	INVESTMENT	DURATION HIGH	STRATEGIC
	BOND	GRADE	QUALITY BOND	INCOME
Net Assets:
Class A	$59,113,125	$462,192,991	$59,188,239	$158,180,329
Class B	N/A	$2,521,388	N/A	N/A
Advisor Class	$59,208,395	$92,380,704	$55,152,025	$695,687
Institutional Class	$8,570,384	$29,549,934	$23,391,579	N/A

Shares outstanding (Note 7):
Class A	6,569,947	48,402,786	6,241,159	16,754,067
Class B	N/A	265,663	N/A	N/A
Advisor Class	6,542,469	9,626,273	5,797,796	73,807
Institutional Class	942,127	3,086,615	2,456,399	N/A

Net asset value and redemption price per share — Class A	$9.00	$9.55	$9.48	$9.44

Maximum offering price per share — Class A (Net asset value/.9425)*	$9.55	$10.13	$10.06	$10.02

Net asset value and offering price per share — Class B**	N/A	$9.49	N/A	N/A

Net asset value, offering price and redemption price
per share — Advisor Class	$9.05	$9.60	$9.51	$9.43

Net asset value, offering price and redemption price
per share — Institutional Class	$9.10	$9.57	$9.52	N/A

*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 7).

176	See notes to financial statements	177

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

							HEDGED U.S.
	COVERED CALL		EQUITY			GROWTH &	EQUITY
	STRATEGY		INCOME		GLOBAL	INCOME	OPPORTUNITIES	INTERNATIONAL
Assets
Investments in securities
At identified cost	$184,035,609		$439,064,701		$491,349,562	$1,127,408,433	$61,242,618	$236,739,891
At value (Note 1A)	$195,963,312		$622,810,622		$556,846,946	$1,807,082,073	$65,495,115	$308,446,194
Cash	3,471,901		2,030,905		2,928,812	8,586,522	2,616,401	210,421
Receivables:
Investment securities sold	—		154,971		4,512,221	2,340,445	20,687	—
Options contracts sold	40,431		—		—	—	—	—
Deposits at broker for futures contracts	—		—		—	—	739,598	—
Dividends and interest	202,187		973,075		876,200	2,383,056	64,333	1,393,571
Shares sold	962,676		365,303		244,848	825,124	335,762	199,772
Unrealized gain on foreign exchange contracts (Note 5)	—		—		224,336	—	—	—
Other assets	7,465		41,560		36,555	123,199	45,578	21,045
Total Assets	200,647,972		626,376,436		565,669,918	1,821,340,419	69,317,474	310,271,003

Liabilities
Options written, at value (Note 5)	2,736,462	(a)	350	(b)	—	—	149,367 (c)	—
Payables:
Investment securities purchased	—		1,224,030		1,540,904	1,398,890	34,662	873,434
Shares redeemed	222,390		1,419,446		895,360	3,872,124	9,330	574,548
Unrealized loss on foreign exchange, options and futures contracts (Note 5)	—		—		22,120	—	1,956	—
Accrued advisory fees	77,790		388,852		427,232	1,051,030	54,198	251,352
Accrued shareholder servicing costs	27,648		84,737		89,280	254,462	21,956	70,720
Accrued expenses	29,819		50,922		136,344	128,785	44,448	97,316
Total Liabilities	3,094,109		3,168,337		3,111,240	6,705,291	315,917	1,867,370

Net Assets	$197,553,863		$623,208,099		$562,558,678	$1,814,635,128	$69,001,557	$308,403,633

Net Assets Consist of:
Capital paid in	$187,894,443		$429,757,415		$491,968,258	$1,094,380,752	$66,273,454	$260,979,166
Undistributed net investment income (deficit)	35,231		1,909,844		916	7,079,982	(11,531)	(118,920)
Accumulated net realized gain (loss) on investments, options and futures
contracts, and foreign currency transactions	(3,611,893)		7,792,409		4,893,054	33,500,754	(1,692,602)	(24,122,486)
Net unrealized appreciation in value of investments, options and futures
contracts, and foreign currency transactions	13,236,082		183,748,431		65,696,450	679,673,640	4,432,236	71,665,873
Total	$197,553,863		$623,208,099		$562,558,678	$1,814,635,128	$69,001,557	$308,403,633

(a) Premiums received from written options $4,044,841
(b) Premiums received from written options $2,860
(c) Premiums received from written options $330,967

178	See notes to financial statements	179

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

					HEDGED U.S.
	COVERED CALL	EQUITY		GROWTH &	EQUITY
	STRATEGY	INCOME	GLOBAL	INCOME	OPPORTUNITIES	INTERNATIONAL
Net Assets:
Class A	$122,681,886	$552,205,032	$354,795,961	$1,632,735,368	$34,618,466	$208,083,946
Class B	N/A	$3,210,756	$2,755,815	$15,525,852	N/A	$1,383,895
Advisor Class	$68,490,519	$65,505,848	$201,553,830	$155,799,925	$34,009,759	$96,310,660
Institutional Class	$6,381,458	$2,286,463	$3,453,072	$10,573,983	$373,332	$2,625,132

Shares outstanding (Note 7):
Class A	11,255,211	53,970,080	45,031,792	73,871,489	3,344,911	14,951,872
Class B	N/A	320,590	438,915	759,322	N/A	106,149
Advisor Class	6,302,435	6,388,371	25,119,934	6,989,903	3,280,332	6,830,162
Institutional Class	586,578	222,028	428,244	476,467	35,980	185,764

Net asset value and redemption price per share — Class A	$10.90	$10.23	$7.88	$22.10	$10.35	$13.92

Maximum offering price per share — Class A (Net asset value/.9425)*	$11.56	$10.85	$8.36	$23.45	$10.98	$14.77

Net asset value and offering price per share — Class B**	N/A	$10.02	$6.28	$20.45	N/A	$13.04

Net asset value, offering price and redemption price
per share — Advisor Class	$10.87	$10.25	$8.02	$22.29	$10.37	$14.10

Net asset value, offering price and redemption price
per share — Institutional Class	$10.88	$10.30	$8.06	$22.19	$10.38	$14.13

*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 7).

180	See notes to financial statements	181

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

			REAL	SELECT	SPECIAL	TOTAL
	LONG SHORT	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS	RETURN
Assets
Investments in securities:
At identified cost	$12,122,994	$735,457,503	$97,899,398	$394,333,580	$450,801,330	$714,427,154
At value (Note 1A)	$12,772,926	$1,033,810,025	$99,183,825	$485,798,389	$588,119,589	$902,870,059
Cash	2,313,598	2,689,019	1,789,812	1,800,797	5,627,594	4,595,136
Cash held at broker for securities sold short	8,100,946	—	—	—	—	—
Receivables:
Investment securities sold	972,568	5,323,795	—	—	111,114	3,904,837
Dividends and interest	6,249	814,253	297,307	246,960	485,037	3,145,564
Shares sold	172,166	678,842	126,670	359,141	473,271	554,277
Other assets	—	68,644	5,917	31,384	38,239	64,947
Total Assets	24,338,453	$1,043,384,578	101,403,531	488,236,671	594,854,844	915,134,820

Liabilities
Securities sold short (at value)	8,449,087 (d)	—	—	—	—	—
Payables:
Investment securities purchased	1,155,249	5,245,517	—	—	222,430	11,151,669
Shares redeemed	449	2,037,978	104,093	883,236	876,352	1,810,232
Accrued advisory fees	14,064	617,939	50,833	305,036	405,857	532,932
Accrued shareholder servicing costs	7,360	188,040	35,315	64,280	103,241	148,027
Accrued expenses	30,747	70,652	39,107	33,223	53,555	85,613
Total Liabilities	9,656,956	8,160,126	229,348	1,285,775	1,661,435	13,728,473

Net Assets	$14,681,497	$1,035,224,452	$101,174,183	$486,950,896	$593,193,409	$901,406,347

Net Assets Consist of:
Capital paid in	$14,344,556	$705,833,350	$99,619,801	$388,203,786	$442,307,574	$711,847,338
Undistributed net investment income (deficit)	(60,149)	1,216,280	827,433	139,322	311,974	(6,207,420)
Accumulated net realized gain (loss) on investments	(119,800)	29,822,300	(557,478)	7,142,979	13,255,602	7,323,524
Net unrealized appreciation in value of investments	516,890	298,352,522	1,284,427	91,464,809	137,318,259	188,442,905
Total	$14,681,497	$1,035,224,452	$101,174,183	$486,950,896	$593,193,409	$901,406,347

(d) Proceeds from securities sold short $ 8,316,045

182	See notes to financial statements	183

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

			REAL	SELECT	SPECIAL	TOTAL
	LONG SHORT	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS	RETURN
Net Assets:
Class A	$4,900,987	$933,355,181	$38,134,015	$398,760,646	$513,007,416	$859,298,525
Class B	N/A	$7,929,836	N/A	$3,200,933	$3,206,767	$7,426,613
Advisor Class	$9,677,503	$88,551,571	$62,459,095	$80,542,080	$69,042,208	$1,066,101
Institutional Class	$103,007	$5,387,864	$581,073	$4,447,237	$7,937,018	$33,615,108

Shares outstanding (Note 7):
Class A	476,537	24,120,924	3,953,438	37,391,512	17,854,167	44,708,887
Class B	N/A	260,903	N/A	353,646	146,946	392,917
Advisor Class	940,001	2,254,693	6,464,203	7,448,063	2,384,693	55,219
Institutional Class	10,001	137,461	60,231	409,284	272,614	1,736,306

Net asset value and redemption price per share — Class A	$10.28	$38.69	$9.65	$10.66	$28.73	$19.22

Maximum offering price per share — Class A (Net asset value/.9425)*	$10.91	$41.05	$10.24	$11.31	$30.48	$20.39

Net asset value and offering price per share — Class B**	N/A	$30.39	N/A	$9.05	$21.82	$18.90

Net asset value, offering price and redemption price
per share — Advisor Class	$10.30	$39.27	$9.66	$10.81	$28.95	$19.31

Net asset value, offering price and redemption price
per share — Institutional Class	$10.30	$39.20	$9.65	$10.87	$29.11	$19.36

*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
(Note 7).

184	See notes to financial statements	185

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2017

					GOVERNMENT
	BALANCED	FLOATING	FUND FOR		CASH
	INCOME	RATE	INCOME	GOVERNMENT	MANAGEMENT
Investment Income
Interest	$287,110	$3,095,980	$20,072,598	$3,937,547	$310,628
Dividends	227,959 (a)	—	—	—	—
Total income	515,069	3,095,980	20,072,598	3,937,547	310,628

Expenses (Notes 1 and 3):
Advisory fees	130,162	430,421	2,513,598	1,044,065	325,777
Distribution plan expenses – Class A	55,287	94,400	843,304	370,845	N/A
Distribution plan expenses – Class B	N/A	N/A	13,838	8,991	964
Shareholder servicing costs – Class A	29,037	51,783	425,678	209,726	233,502
Shareholder servicing costs – Class B	N/A	N/A	2,790	2,524	472
Shareholder servicing costs – Advisor Class	12	54,845	57,050	61,585	N/A
Shareholder servicing costs – Institutional Class	37	2,368	10,875	16	436
Professional fees	15,199	26,126	46,351	24,787	31,000
Custodian fees	3,861	38,011	9,057	10,491	7,242
Registration fees	44,999	40,101	40,000	50,749	37,000
Reports to shareholders	7,527	8,500	18,808	10,279	9,589
Trustees' fees	933	3,944	19,550	9,051	3,652
Other expenses	5,589	39,489	64,541	25,622	15,009

Total expenses	292,643	789,988	4,065,440	1,828,731	664,643
Less: Expenses waived and/or assumed (Note 3)	(78,976)	(95,330)	(81,946)	(173,957)	(352,202)
Expenses paid indirectly (Note 1G)	(418)	(1,495)	(7,856)	(3,521)	(1,813)
Net expenses	213,249	693,163	3,975,638	1,651,253	310,628
Net investment income	301,820	2,402,817	16,096,960	2,286,294	—

Realized and Unrealized Gain (Loss) on Investments and
Futures Contracts (Notes 2 and 5):
Net realized gain (loss) on:
Investments	55,458	267,697	8,139,593	(2,881,618)	—
Futures contracts	224,027	—	—	—	—
Net realized gain (loss) on investments and futures contracts	279,485	267,697	8,139,593	(2,881,618)	—
Net unrealized appreciation (depreciation) on:
Investments	60,783	(54,886)	(4,627,646)	(9,040,452)	—
Futures contracts	(10,200)	—	—	—	—
Net unrealized appreciation (depreciation) on investments and
futures contracts	50,583	(54,886)	(4,627,646)	(9,040,452)	—
Net gain (loss) on investments and futures contracts	330,068	212,811	3,511,947	(11,922,070)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$631,888	$2,615,628	$19,608,907	$(9,635,776)	$—

(a) Net of $546 foreign taxes withheld

186	See notes to financial statements	187

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2017

	INTERNATIONAL		LIMITED
	OPPORTUNITIES	INVESTMENT	DURATION HIGH	STRATEGIC
	BOND	GRADE	QUALITY BOND	INCOME
Investment Income
Interest	$2,164,061 (b)	$11,105,867	$1,191,474	$25,738
Dividends from affiliate (Note 2)	—	—	—	2,834,627
Total income	2,164,061	11,105,867	1,191,474	2,860,365
Expenses (Notes 1 and 3):
Advisory fees	443,019	1,913,039	426,265	38,046
Distribution plan expenses – Class A	89,480	692,624	81,056	227,506
Distribution plan expenses – Class B	N/A	13,545	N/A	N/A
Shareholder servicing costs – Class A	58,572	337,742	36,903	97,578
Shareholder servicing costs – Class B	N/A	4,025	N/A	N/A
Shareholder servicing costs – Advisor Class	54,749	59,004	59,239	41
Shareholder servicing costs – Institutional Class	756	4,836	3,825	N/A
Professional fees	19,050	39,501	15,250	30,250
Custodian fees	27,856	8,779	5,499	5,637
Registration fees	33,000	57,501	27,500	21,750
Reports to shareholders	7,007	13,063	8,456	5,039
Trustees’ fees	3,334	16,337	3,491	4,222
Other expenses	17,071	28,584	14,386	7,826
Total expenses	753,894	3,188,580	681,870	437,895
Less: Expenses waived and/or assumed (Note 3)	—	(311,813)	(131,690)	—
Expenses paid indirectly (Note 1G)	(327)	(2,877)	(1,183)	(1,571)
Net expenses	753,567	2,873,890	548,997	436,324
Net investment income	1,410,494	8,231,977	642,477	2,424,041
Realized and Unrealized Gain (Loss) on Investments, Affiliate,
Futures Contracts and Foreign Currency Transactions (Notes 2 and 5):
Net realized gain (loss) on:
Investments	(971,194)	(127,650)	(98,453)	(493)
Capital gain distribution from affiliate	—	—	—	77,283
Affiliate	—	—	—	(218,162)
Futures contracts	—	—	—	(67,146)
Foreign currency transactions	(723,676)	—	—	—
Net realized loss on investments, affiliate, futures contracts and foreign currency transactions	(1,694,870)	(127,650)	(98,453)	(208,518)
Net unrealized appreciation (depreciation) on:
Investments	(2,659,244)	(19,002,159)	(1,313,892)	(839)
Affiliate	—	—	—	(688,055)
Foreign currency transactions	218,470	—	—	—

Net unrealized depreciation on investments, affiliate
and foreign currency transactions	(2,440,774)	(19,002,159)	(1,313,892)	(688,894)
Net loss on investments, affiliate, futures contracts and
foreign currency transactions	(4,135,644)	(19,129,809)	(1,412,345)	(897,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,725,150)	$(10,897,832)	$(769,868)	$1,526,629

(b) Net of $17,641 foreign taxes withheld.

188	See notes to financial statements	189

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2017

							HEDGED U.S.
	COVERED CALL	EQUITY			GROWTH &		EQUITY
	STRATEGY	INCOME		GLOBAL	INCOME		OPPORTUNITIES	INTERNATIONAL
Investment Income
Dividends	$1,815,837	$8,581,899	(a)	$3,459,818 (b)	$20,372,576	(c)	$413,345 (d)	$2,097,248 (e)
Interest	—	54,921		26,241	32,748		—	14,103

Total income	1,815,837	8,636,820		3,486,059	20,405,324		413,345	2,111,351
Expenses (Notes 1 and 3):
Advisory fees	597,445	2,206,338		2,507,962	5,989,138		311,265	1,383,005
Distribution plan expenses – Class A	121,854	804,994		509,648	2,387,672		34,029	292,185
Distribution plan expenses – Class B	N/A	16,585		13,914	80,077		N/A	6,894
Shareholder servicing costs – Class A	67,631	352,913		309,631	1,104,465		30,438	228,943
Shareholder servicing costs – Class B	N/A	4,326		3,837	17,783		N/A	2,408
Shareholder servicing costs – Advisor Class	38,071	19,976		61,445	51,289		8,096	52,282
Shareholder servicing costs – Institutional Class	759	846		506	1,665		28	375
Professional fees	22,801	30,462		26,925	77,150		15,166	18,900
Custodian fees	7,722	13,246		51,644	21,239		6,000	29,333
Registration fees	60,110	57,350		52,501	49,000		25,000	39,000
Reports to shareholders	3,766	13,073		14,037	44,172		3,803	12,045
Trustees’ fees	3,425	16,905		14,592	49,470		1,182	7,901
Other expenses	69,175	29,118		51,725	76,132		37,438	25,754
Total expenses	992,759	3,566,132		3,618,367	9,949,252		472,445	2,099,025
Less: Expenses waived and/or assumed (Note 3)	(126,546)	—		(131,999)	—		(47,586)	—
Expenses paid indirectly (Note 1G)	(185)	(3,345)		(1,235)	(8,272)		—	(1,083)

Net expenses	866,028	3,562,787		3,485,133	9,940,980		424,859	2,097,942

Net investment income (loss)	949,809	5,074,033		926	10,464,344		(11,514)	13,409
Realized and Unrealized Gain (Loss) on Investments, Options and
Future Contracts and Foreign Currency Transactions (Notes 2 and 5):
Net realized gain (loss) on:
Investments	2,191,115	10,752,224		27,330,454	45,507,384		(141,596)	8,585,183
Options contracts	(5,299,842)	114,605		—	—		(1,540,799)	—
Futures contracts	—	—		—	—		(2,958)	—
Foreign currency transactions	—	—		(44,606)	—		485	(240,142)
Net realized gain (loss) on investments, options and futures contracts, and
foreign currency transactions	(3,108,727)	10,866,829		27,285,848	45,507,384		(1,684,868)	8,345,041
Net unrealized appreciation (depreciation) of:
Investments	10,058,536	31,814,451		14,724,494	70,702,374		4,492,815	(1,451,351)
Options contracts	1,223,480	2,510		—	—		(96,806)	—
Futures contracts	—	—		—	—		67,290	—
Foreign currency transactions	—	—		203,820	—		(1,854)	(15,440)
Net unrealized appreciation (depreciation) on investments, options and futures
contracts, and foreign currency transactions	11,282,016	31,816,961		14,928,314	70,702,374		4,461,445	(1,466,791)
Net gain on investments, options and futures contracts
and foreign currency transactions	8,173,289	42,683,790		42,214,162	116,209,758		2,776,577	6,878,250

Net Increase in Net Assets Resulting from Operations.	$9,123,098	$47,757,823		$42,215,088	$126,674,102		$2,765,063	$6,891,659

(a) Net of $26,085 foreign taxes withheld
(b) Net of $ 115,155 foreign taxes withheld
(c) Net of $31,531 foreign taxes withheld
(d) Net of $3,021 foreign taxes withheld
(e) Net of $ 159,389 foreign taxes withheld

190	See notes to financial statements	191

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2017

				REAL	SELECT	SPECIAL	TOTAL
	LONG SHORT	OPPORTUNITY		ESTATE	GROWTH	SITUATIONS	RETURN
Investment Income
Dividends	$52,304 (f)	$7,596,944	(g)	$2,072,775	$2,965,441	$4,095,015	$6,156,864	(h)
Interest	1,458	73,568		—	10,066	18,574	4,531,638

Total income	53,762	7,670,512		2,072,775	2,975,507	4,113,589	10,688,502

Expenses (Notes 1 and 3):
Advisory fees	54,940	3,500,869		340,224	1,695,152	2,263,630	3,072,221
Distribution plan expenses – Class A	1,879	1,345,969		48,899	568,882	737,470	1,264,015
Distribution plan expenses – Class B	N/A	40,889		N/A	15,960	16,116	37,189
Shareholder servicing costs – Class A	3,997	705,065		38,690	312,465	411,972	631,344
Shareholder servicing costs – Class B	N/A	8,764		N/A	3,400	4,241	7,436
Shareholder servicing costs – Advisor Class	3,997	63,984		45,713	17,717	53,441	295
Shareholder servicing costs – Institutional Class	20	792		130	614	1,154	4,973
Professional fees	8,995	46,936		16,599	24,516	27,389	43,863
Custodian fees	2,500	15,296		5,741	9,258	21,195	20,153
Registration fees	19,986	55,500		42,501	44,500	48,499	54,513
Reports to shareholders	1,000	27,657		10,048	13,818	18,106	21,125
Trustees’ fees	174	27,601		2,449	12,478	15,663	24,827
Divdend expense	46,418	—		—	—	—	—
Other expenses	4,997	45,654		9,694	19,864	26,994	51,840

Total expenses	148,903	5,884,976		560,688	2,738,624	3,645,870	5,233,794
Less: Expenses (waived and/or assumed) repaid to adviser (Note 3)	(34,992)	—		2,328	—	—	—
Expenses paid indirectly (Note 1G)	—	(5,316)		(737)	(1,298)	(3,337)	(5,297)

Net expenses	113,911	5,879,660		562,279	2,737,326	3,642,533	5,228,497

Net investment income (loss)	(60,149)	1,790,852		1,510,496	238,181	471,056	5,460,005

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain (loss) on investments	(119,800)	29,980,322		(338,340)	12,554,154	13,814,795	10,812,736

Net unrealized appreciation (depreciation) of investments	516,890	46,124,183		(2,595,696)	31,369,697	42,805,054	15,503,162

Net gain (loss) on investments	397,090	76,104,505		(2,934,036)	43,923,851	56,619,849	26,315,898

Net Increase (Decrease) in Net Assets Resulting from Operations	$336,941	$77,895,357		$(1,423,540)	$44,162,032	$57,090,905	$31,775,903

(f) Net of $105 foreign taxes withheld
(g) Net of $12,993 foreign taxes withheld
(h) Net of $9,837 foreign taxes withheld

192	See notes to financial statements	193

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

					FUND
	BALANCED INCOME		FLOATING RATE		FOR INCOME		GOVERNMENT
	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016 *	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$301,820	$269,808	$2,402,817	$3,778,705	$16,096,960	$32,248,704	$2,286,294	$4,891,623
Net realized gain (loss) on investments
and futures contracts	279,485	46,865	267,697	(1,259,700)	8,139,593	(26,419,006)	(2,881,618)	1,505,888
Net unrealized appreciation (depreciation) of investments and
futures contracts	50,583	1,061,731	(54,886)	2,509,338	(4,627,646)	52,455,579	(9,040,452)	1,038,417
Net increase (decrease) in net assets resulting
from operations	631,888	1,378,404	2,615,628	5,028,343	19,608,907	58,285,277	(9,635,776)	7,435,928

Distributions to Shareholders
Net investment income – Class A	(409,469)	(252,943)	(1,036,639)	(1,721,284)	(13,685,648)	(28,095,986)	(2,193,714)	(5,098,278)
Net investment income – Class B	N/A	N/A	N/A	N/A	(53,889)	(122,232)	(8,746)	(25,367)
Net investment income – Advisor Class	(1,256)	(1,621)	(1,121,749)	(1,732,407)	(1,574,357)	(2,868,632)	(699,445)	(1,234,888)
Net investment income – Institutional Class	(2,718)	(2,135)	(295,781)	(397,164)	(1,858,037)	(2,837,180)	(14,086)	(345,265)
Net realized gains – Class A	(33,013)	—	—	—	—	—	—	—
Net realized gains – Class B	N/A	N/A	N/A	N/A	—	—	—	—
Net realized gains – Advisor Class	(95)	—	—	—	—	—	—	—
Net realized gains – Institutional Class	(197)	—	—	—	—	—	—	—

Total distributions	(446,748)	(256,699)	(2,454,169)	(3,850,855)	(17,171,931)	(33,924,030)	(2,915,991)	(6,703,798)

Share Transactions
Class A:
Proceeds from shares sold	15,092,751	29,666,925	11,700,271	13,988,494	25,612,123	44,844,582	18,473,688	37,665,852
Reinvestment of distributions	433,748	249,169	991,707	1,656,758	11,829,958	24,326,941	2,081,684	4,827,126
Cost of shares redeemed	(1,627,184)	(1,345,357)	(8,348,598)	(12,013,129)	(44,310,720)	(85,357,155)	(28,562,703)	(50,293,578)

	13,899,315	28,570,737	4,343,380	3,632,123	(6,868,639)	(16,185,632)	(8,007,331)	(7,800,600)

Class B:
Proceeds from shares sold	N/A	N/A	N/A	N/A	66,766	153,274	162,896	229,389
Reinvestment of dividends	N/A	N/A	N/A	N/A	42,919	98,032	8,488	24,407
Cost of shares redeemed	N/A	N/A	N/A	N/A	(425,692)	(808,011)	(708,712)	(712,548)

	N/A	N/A	N/A	N/A	(316,007)	(556,705)	(537,328)	(458,752)

Advisor Class:
Proceeds from shares sold	—	100,010	9,621,515	19,186,634	8,762,376	28,446,083	10,926,873	22,608,318
Reinvestment of distributions	1,351	1,622	1,117,327	1,726,808	1,546,289	2,860,325	697,108	1,230,638
Cost of shares redeemed	—	—	(5,057,389)	(9,702,326)	(16,244,887)	(7,394,038)	(3,993,868)	(9,845,019)

	1,351	101,632	5,681,453	11,211,116	(5,936,222)	23,912,370	7,630,113	13,993,937

Institutional Class:
Proceeds from shares sold	120,750	146,631	8,823,451	4,679,951	18,169,674	19,288,098	8,112,396	4,623,534
Reinvestment of distributions	2,915	2,135	10,596	7,919	83,054	154,245	6,039	13,151
Cost of shares redeemed	(39,680)	(1,398)	(36,847)	(3,845,745)	(19,072,201)	(10,511,393)	(7,515,896)	(10,762,966)

	83,985	147,368	8,797,200	842,125	(819,473)	8,930,950	602,539	(6,126,281)

Net increase (decrease) from share transactions	13,984,651	28,819,737	18,822,033	15,685,364	(13,940,341)	16,100,983	(312,007)	(391,696)

Net increase (decrease) in net assets	14,169,791	29,941,442	18,983,492	16,862,852	(11,503,365)	40,462,230	(12,863,774)	340,434

Net Assets
Beginning of period	29,941,442	—	134,543,892	117,681,040	704,489,085	664,026,855	332,927,257	332,586,823

End of period†	$44,111,233	$29,941,442	$153,527,384	$134,543,892	$692,985,720	$704,489,085	$320,063,483	$332,927,257

†Includes undistributed net investment income (deficit) of	$(88,410)	$23,213	$(25,408)	$25,946	$(3,821,216)	$(2,746,245)	$(627,086)	$2,611

* From October 1, 2015 (commencement of operations) to September 30, 2016.

194	See notes to financial statements	195

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

					FUND
	BALANCED INCOME		FLOATING RATE		FOR INCOME		GOVERNMENT
	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016 *	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Shares Issued and Redeemed
Class A:
Sold	1,422,639	2,877,326	1,208,971	1,468,052	10,348,943	18,679,753	1,752,330	3,482,260
Issued for distributions reinvested	40,865	23,750	102,469	173,895	4,773,626	10,132,558	198,237	446,507
Redeemed	(153,067)	(128,384)	(862,672)	(1,258,018)	(17,909,676)	(35,594,874)	(2,717,931)	(4,653,033)

Net increase (decrease) in Class A shares outstanding	1,310,437	2,772,692	448,768	383,929	(2,787,107)	(6,782,563)	(767,364)	(724,266)

Class B:
Sold	N/A	N/A	N/A	N/A	26,974	64,132	15,256	21,319
Issued for distributions reinvested	N/A	N/A	N/A	N/A	17,322	40,884	810	2,263
Redeemed	N/A	N/A	N/A	N/A	(171,586)	(339,786)	(67,665)	(65,981)

Net decrease in Class B shares outstanding	N/A	N/A	N/A	N/A	(127,290)	(234,770)	(51,599)	(42,399)

Advisor Class:
Sold	—	10,001	994,348	2,011,796	3,543,483	11,961,264	1,036,696	2,086,604
Issued for distributions reinvested	127	156	115,468	181,286	624,757	1,188,864	66,290	113,619
Redeemed	—	—	(522,623)	(1,017,251)	(6,656,690)	(3,075,131)	(379,788)	(908,097)

Net increase (decrease) in Advisor Class shares
outstanding	127	10,157	587,193	1,175,831	(2,488,450)	10,074,997	723,198	1,292,126

Institutional Class:
Sold	11,344	14,537	912,783	496,651	7,372,065	7,917,239	773,663	427,044
Issued for distributions reinvested	274	204	1,096	832	33,420	63,982	571	1,211
Redeemed	(3,704)	(131)	(3,800)	(401,689)	(7,681,270)	(4,457,424)	(692,105)	(988,228)

Net increase (decrease) in Institutional Class shares
outstanding	7,914	14,610	910,079	95,794	(275,785)	3,523,797	82,129	(559,973)

*From October 1, 2015 (commencement of operations) to September 30, 2016.

196	See notes to financial statements	197

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	GOVERNMENT		INTERNATIONAL				LIMITED DURATION
	CASH MANAGEMENT		OPPORTUNITIES BOND		INVESTMENT GRADE		HIGH QUALITY BOND
	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$—	$—	$1,410,494	$3,193,580	$8,231,977	$15,869,016	$642,477	$(38,935)
Net realized gain (loss) on investments and foreign currency
transations	—	—	(1,694,870)	(1,947,020)	(127,650)	1,076,502	(98,453)	1,040,722
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	—	—	(2,440,774)	9,375,479	(19,002,159)	19,080,145	(1,313,892)	554,240
Net increase (decrease) in net assets resulting from
operations	—	—	(2,725,150)	10,622,039	(10,897,832)	36,025,663	(769,868)	1,556,027

Dividends to Shareholders
Net investment income – Class A	—	—	—	(989,781)	(7,959,856)	(17,167,268)	(615,410)	(832,049)
Net investment income – Class B	—	—	N/A	N/A	(32,450)	(89,798)	N/A	N/A
Net investment income – Advisor Class	N/A	N/A	—	(838,724)	(1,601,964)	(2,761,769)	(679,510)	(1,167,608)
Net investment income – Institutional Class	—	—	—	(195,704)	(596,933)	(855,941)	(305,547)	(476,781)
Total dividends	—	—	—	(2,024,209)	(10,191,203)	(20,874,776)	(1,600,467)	(2,476,438)
Share Transactions
Class A:
Proceeds from shares sold	127,261,488	220,000,674	3,258,176	6,401,813	35,857,215	72,485,945	18,365,374	29,155,089
Reinvestment of dividends	—	—	—	949,631	7,449,819	16,052,698	600,828	809,386
Cost of shares redeemed	(117,868,696)	(207,529,163)	(7,959,883)	(15,650,271)	(41,261,751)	(82,482,076)	(7,140,404)	(8,134,265)
	9,392,792	12,471,511	(4,701,707)	(8,298,827)	2,045,283	6,056,567	11,825,798	21,830,210
Class B:
Proceeds from shares sold	212,476	508,240	N/A	N/A	308,248	415,040	N/A	N/A
Reinvestment of dividends	—	—	N/A	N/A	31,159	86,756	N/A	N/A
Cost of shares redeemed	(227,697)	(547,558)	N/A	N/A	(625,335)	(1,299,936)	N/A	N/A
	(15,221)	(39,318)	N/A	N/A	(285,928)	(798,140)	N/A	N/A
Advisor Class:
Proceeds from shares sold	N/A	N/A	11,243,392	20,843,533	15,206,140	31,066,280	8,338,563	17,582,400
Reinvestment of dividends	N/A	N/A	—	836,307	1,597,026	2,752,476	675,755	1,160,847
Cost of shares redeemed	N/A	N/A	(1,941,383)	(25,621,311)	(5,075,527)	(15,965,377)	(3,535,939)	(8,132,877)
	N/A	N/A	9,302,009	(3,941,471)	11,727,639	17,853,379	5,478,379	10,610,370
Institutional Class:
Proceeds from shares sold	622,986	1,575,243	4,498,150	773,078	2,006,951	19,457,559	1,545,204	18,700,486
Reinvestment of dividends	—	—	—	8,650	33,532	69,861	2,726	3,113
Cost of shares redeemed	(602,547)	(997,942)	(3,975,488)	(12,047,796)	(2,764,498)	(3,784,887)	(33,265)	(3,041,711)
	20,439	577,301	522,662	(11,266,068)	(724,015)	15,742,533	1,514,665	15,661,888
Net increase (decrease) from share transactions	9,398,010	13,009,494	5,122,964	(23,506,366)	12,762,979	38,854,339	18,818,842	48,102,468
Net increase (decrease) in net assets	9,398,010	13,009,494	2,397,814	(14,908,536)	(8,326,056)	54,005,226	16,448,507	47,182,057
Net Assets
Beginning of period	125,129,323	112,119,829	124,494,090	139,402,626	594,971,073	540,965,847	121,283,336	74,101,279
End of period†	$134,527,333	$125,129,323	$126,891,904	$124,494,090	$586,645,017	$594,971,073	$137,731,843	$121,283,336

†Includes undistributed net investment income (deficit) of	$—	$—	$182,846	$(1,227,648)	$(15,451,697)	$(13,492,471)	$(2,718,659)	$(1,760,669)

198	See notes to financial statements	199

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	GOVERNMENT		INTERNATIONAL				LIMITED DURATION
	CASH MANAGEMENT		OPPORTUNITIES BOND		INVESTMENT GRADE		HIGH QUALITY BOND
	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Shares Issued and Redeemed
Class A:
Sold	127,261,488	220,000,674	371,632	722,896	3,730,234	7,462,492	1,925,942	3,007,505
Issued for dividends reinvested	—	—	—	110,382	775,832	1,653,812	63,143	83,518
Redeemed	(117,868,696)	(207,529,163)	(906,293)	(1,771,836)	(4,295,651)	(8,501,494)	(750,404)	(838,923)

Net increase (decrease) in Class A shares outstanding	9,392,792	12,471,511	(534,661)	(938,558)	210,415	614,810	1,238,681	2,252,100

Class B:
Sold	212,477	508,240	N/A	N/A	31,976	43,568	N/A	N/A
Issued for dividends reinvested	—	—	N/A	N/A	3,266	9,020	N/A	N/A
Redeemed	(227,697)	(547,558)	N/A	N/A	(65,400)	(135,398)	N/A	N/A

Net decrease in Class B shares outstanding	(15,220)	(39,318)	N/A	N/A	(30,158)	(82,810)	N/A	N/A

Advisor Class:
Sold	N/A	N/A	1,278,409	2,351,297	1,573,879	3,183,454	872,403	1,807,222
Issued for dividends reinvested	N/A	N/A	—	96,941	165,545	282,150	70,783	119,401
Redeemed	N/A	N/A	(220,355)	(2,853,135)	(526,591)	(1,633,088)	(369,920)	(835,583)

Net increase (decrease) in Advisor Class shares
outstanding	N/A	N/A	1,058,054	(404,897)	1,212,833	1,832,516	573,266	1,091,040

Institutional Class:
Sold	622,985	1,575,243	500,314	87,003	208,605	1,984,468	161,688	1,922,294
Issued for dividends reinvested	—	—	—	1,000	3,484	7,178	285	320
Redeemed	(602,547)	(997,942)	(450,320)	(1,397,456)	(288,823)	(383,038)	(3,485)	(312,617)

Net increase (decrease) in Institutional Class shares
outstanding	20,438	577,301	49,994	(1,309,453)	(76,734)	1,608,608	158,488	1,609,997

200	See notes to financial statements	201

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	STRATEGIC INCOME
	10/1/2016to	10/1/2015to
	3/31/2017	9/30/2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,424,041	$4,461,910
Net realized loss on investments, affiliate and
futures contracts (Note 2)	(285,801)	(2,090,537)
Capital gain distributions from affiliate (Note 2)	77,283	245,434
Net unrealized appreciation (depreciation) of investments
and affiliate (Note 2)	(688,894)	5,220,510
Net increase in net assets resulting from operations	1,526,629	7,837,317

Distributions to Shareholders
Net investment income – Class A	(2,145,718)	(4,718,986)
Net investment income – Class B	N/A	N/A
Net investment income – Advisor Class	(8,453)	(13,306)
Net investment income – Institutional Class	N/A	N/A
Net realized gains – Class A	—	(253,425)
Net realized gains – Class B	N/A	N/A
Net realized gains – Advisor Class	—	(571)
Net realized gains – Institutional Class	N/A	N/A
Total distributions	(2,154,171)	(4,986,288)

Share Transactions
Class A:
Proceeds from shares sold	20,630,591	32,016,312
Reinvestment of distributions	2,056,345	4,778,695
Cost of shares redeemed	(13,069,713)	(22,181,166)
	9,617,223	14,613,841
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	380,152	165,581
Reinvestment of distributions	6,827	13,877
Cost of shares redeemed	(105,668)	(78,602)
	281,311	100,856
Institutional Class:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Net increase from share transactions	9,898,534	14,714,697
Net increase in net assets	9,270,992	17,565,726
Net Assets
Beginning of period	149,605,024	132,039,298
End of period†	$158,876,016	$149,605,024
†Includes undistributed net investment income of	$316,656	$46,786

202

	STRATEGIC INCOME
	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016

Shares Issued and Redeemed
Class A:
Sold	2,193,479	3,429,263
Issued for distributions reinvested	218,555	513,348
Redeemed	(1,389,014)	(2,380,044)

Net increase in Class A shares outstanding	1,023,020	1,562,567

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A

Net increase in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	40,551	17,852
Issued for distributions reinvested	727	1,492
Redeemed	(11,272)	(8,463)

Net increase in Advisor Class shares outstanding	30,006	10,881

Institutional Class:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A

Net increase in Institutional Class shares outstanding	N/A	N/A

See notes to financial statements	203

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	COVERED CALL
	STRATEGY		EQUITY INCOME		GLOBAL		GROWTH & INCOME
	10/1/2016 to	4/1/2016 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016 *	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$949,809	$391,730	$5,074,033	$10,005,109	$926	$1,025,873	$10,464,344	$22,490,759
Net realized gain (loss) on investments, options contracts
and foreign currency transactions	(3,108,727)	(265,660)	10,866,829	10,909,617	27,285,848	(22,092,772)	45,507,384	56,987,271
Net unrealized appreciation of investments, options contracts
and foreign currency transactions	11,282,016	1,954,066	31,816,961	54,327,047	14,928,314	50,367,989	70,702,374	110,786,808
Net increase in net assets resulting
from operations	9,123,098	2,080,136	47,757,823	75,241,773	42,215,088	29,301,090	126,674,102	190,264,838

Distributions to Shareholders
Net investment income – Class A	(439,121)	(122,166)	(5,076,328)	(8,682,440)	(511,315)	(128,304)	(15,199,982)	(17,472,549)
Net investment income – Class B	N/A	N/A	(19,057)	(33,687)	(608)	—	(106,278)	(74,135)
Net investment income – Advisor Class	(446,348)	(229,075)	(673,650)	(969,565)	(438,669)	(177,083)	(1,529,286)	(2,011,454)
Net investment income – Institutional Class	(43,240)	(26,358)	(52,232)	(109,638)	(8,341)	(4,497)	(115,972)	(141,364)
Net realized gains – Class A	(139,400)	—	(9,458,693)	(19,115,339)	—	(18,139,773)	(54,318,955)	(68,462,248)
Net realized gains – Class B	N/A	N/A	(60,661)	(145,747)	—	(220,201)	(594,347)	(899,318)
Net realized gains – Advisor Class	(90,537)	—	(1,034,281)	(1,660,873)	—	(6,790,693)	(4,880,138)	(6,915,132)
Net realized gains – Institutional Class	(7,569)	—	(114,200)	(325,937)	—	(159,100)	(354,035)	(430,015)

Total distributions	(1,166,215)	(377,599)	(16,489,102)	(31,043,226)	(958,933)	(25,619,651)	(77,098,993)	(96,406,215)

Share Transactions
Class A:
Proceeds from shares sold	72,815,384	48,782,331	33,045,979	61,467,757	14,852,857	35,052,068	71,213,615	151,969,755
Reinvestment of distributions	571,834	120,752	14,348,740	27,486,375	503,983	18,063,683	68,974,592	85,343,880
Cost of shares redeemed	(3,975,621)	(982,520)	(52,114,880)	(84,852,696)	(26,642,013)	(45,984,668)	(140,519,645)	(231,283,130)
	69,411,597	47,920,563	(4,720,161)	4,101,436	(11,285,173)	7,131,083	(331,438)	6,030,505
Class B:
Proceeds from shares sold	N/A	N/A	227,445	242,709	141,562	239,411	644,305	1,453,400
Reinvestment of distributions	N/A	N/A	79,572	179,411	608	220,201	698,021	971,884
Cost of shares redeemed	N/A	N/A	(711,985)	(1,092,424)	(526,290)	(864,944)	(3,240,369)	(5,559,988)
	N/A	N/A	(404,968)	(670,304)	(384,120)	(405,332)	(1,898,043)	(3,134,704)
Advisor Class:
Proceeds from shares sold	31,230,902	48,595,028	10,896,887	20,703,026	28,705,921	58,533,768	25,567,651	60,847,247
Reinvestment of distributions	513,525	228,031	1,695,022	2,609,004	436,620	6,964,959	6,373,712	8,881,725
Cost of shares redeemed	(5,332,542)	(10,671,187)	(4,714,902)	(10,774,411)	(11,348,725)	(13,225,742)	(12,885,074)	(85,290,088)
	26,411,885	38,151,872	7,877,007	12,537,619	17,793,816	52,272,985	19,056,289	(15,561,116)
Institutional Class:
Proceeds from shares sold	2,072,572	4,081,405	4,686,787	3,761,509	252,627	328,204	536,869	942,301
Reinvestment of distributions	10,808	2,023	69,051	273,351	8,341	163,598	470,007	571,379
Cost of shares redeemed	(167,234)	(1,048)	(5,376,667)	(11,837,447)	(351,957)	(201,119)	(1,326,219)	(882,614)
	1,916,146	4,082,380	(620,829)	(7,802,587)	(90,989)	290,683	(319,343)	631,066

Net increase (decrease) from share transactions	97,739,628	90,154,815	2,131,049	8,166,164	6,033,534	59,289,419	16,507,465	(12,034,249)

Net increase in net assets	105,696,511	91,857,352	33,399,770	52,364,711	47,289,689	62,970,858	66,082,574	81,824,374

Net Assets
Beginning of period	91,857,352	—	589,808,329	537,443,618	515,268,989	452,298,131	1,748,552,554	1,666,728,180
End of period†	$197,553,863	$91,857,352	$623,208,099	$589,808,329	$562,558,678	$515,268,989	$1,814,635,128	$1,748,552,554

†Includes undistributed net investment income of	$35,231	$14,131	$1,909,844	$2,657,078	$916	$958,923	$7,079,982	$13,567,156

* From April 1, 2016 (commencement of operations) to September 30, 2016.

204	See notes to financial statements	205

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	COVERED CALL
	STRATEGY		EQUITY INCOME		GLOBAL		GROWTH & INCOME
	10/1/2016 to	4/1/2016 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016 *	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Shares Issued and Redeemed
Class A:
Sold	6,890,928	4,767,539	3,300,335	6,555,770	1,991,688	4,915,279	3,282,539	7,381,569
Issued for distributions reinvested	53,371	11,707	1,435,897	2,962,868	68,944	2,460,992	3,233,323	4,133,027
Redeemed	(373,092)	(95,242)	(5,229,181)	(9,037,443)	(3,573,953)	(6,463,775)	(6,493,196)	(11,210,394)

Net increase (decrease) in Class A shares outstanding	6,571,207	4,684,004	(492,949)	481,195	(1,513,321)	912,496	22,666	304,202

Class B:
Sold	N/A	N/A	23,240	26,441	23,975	41,598	32,063	76,305
Issued for distributions reinvested	N/A	N/A	8,147	19,752	104	37,322	35,415	50,645
Redeemed	N/A	N/A	(72,660)	(120,318)	(88,474)	(150,696)	(161,707)	(291,680)

Net decrease in Class B shares outstanding	N/A	N/A	(41,273)	(74,125)	(64,395)	(71,776)	(94,229)	(164,730)

Advisor Class
Sold	2,971,207	4,818,883	1,083,666	2,188,222	3,782,173	8,092,269	1,164,785	2,931,409
Issued for distributions reinvested	48,074	22,348	169,159	280,602	58,764	936,150	296,287	427,659
Redeemed	(501,510)	(1,056,567)	(468,801)	(1,138,072)	(1,479,987)	(1,838,151)	(586,206)	(4,145,892)

Net increase (decrease) in Advisor Class shares outstanding	2,517,771	3,784,664	784,024	1,330,752	2,360,950	7,190,268	874,866	(786,824)

Institutional Class:
Sold	194,145	407,074	488,858	391,950	32,610	46,001	24,694	46,308
Issued for distributions reinvested	1,007	196	6,866	29,340	1,117	21,901	21,942	27,620
Redeemed	(15,744)	(100)	(524,052)	(1,251,685)	(45,846)	(27,423)	(61,089)	(42,961)

Net increase (decrease) in Institutional Class shares
outstanding	179,408	407,170	(28,328)	(830,395)	(12,119)	40,479	(14,453)	30,967

*From April 1, 2016 (commencement of operations) to September 30, 2016.

206	See notes to financial statements	207

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	HEDGED U.S. EQUITY
	OPPORTUNITIES		INTERNATIONAL		LONG SHORT	OPPORTUNITY
	10/1/2016 to	8/1/2016 to	10/1/2016 to	10/1/2015 to	12/1/2016 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016 *	3/31/2017	9/30/2016	3/31/2017 **	3/31/2017	9/30/2016
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(11,514)	$6,571	$13,409	$1,529,442	$(60,149)	$1,790,852	$5,121,358
Net realized gain (loss) on investments, options and futures
contracts, and foreign currency transactions	(1,684,868)	(7,443)	8,345,041	(2,746,531)	(119,800)	29,980,322	34,586,627
Net unrealized appreciation (depreciation) of investments,
options and futures contracts, and foreign currency
transactions	4,461,445	(29,209)	(1,466,791)	24,791,949	516,890	46,124,183	26,978,713
Net increase (decrease) in net assets resulting from
operations	2,765,063	(30,081)	6,891,659	23,574,860	336,941	77,895,357	66,686,698

Distributions to Shareholders
Net investment income – Class A	—	—	(1,018,350)	(811,325)	—	(5,116,339)	(932,093)
Net investment income – Class B	N/A	N/A	(5,219)	(4,061)	—	(47,551)	—
Net investment income – Advisor Class	(6,858)	—	(498,093)	(315,211)	—	(497,612)	(93,491)
Net investment income – Institutional Class	(21)	—	(15,915)	(12,370)	—	(34,340)	(9,572)
Net realized gains – Class A	—	—	—	—	—	(31,438,505)	(69,557,929)
Net realized gains – Class B	N/A	N/A	—	—	—	(364,203)	(945,973)
Net realized gains – Advisor Class	—	—	—	—	—	(2,762,934)	(4,434,485)
Net realized gains – Institutional Class	—	—	—	—	—	(178,958)	(363,565)

Total distributions	(6,879)	—	(1,537,577)	(1,142,967)	—	(40,440,442)	(76,337,108)

Share Transactions
Class A:
Proceeds from shares sold	24,951,923	9,273,891	13,728,970	28,098,007	4,875,122	60,734,131	124,866,504
Reinvestment of distributions	—	—	1,009,767	804,813	—	36,264,898	69,999,981
Cost of shares redeemed	(946,773)	(10,686)	(18,794,261)	(31,080,873)	(30,586)	(77,781,480)	(124,056,665)

	24,005,150	9,263,205	(4,055,524)	(2,178,053)	4,844,536	19,217,549	70,809,820
Class B:
Proceeds from shares sold	N/A	N/A	73,100	132,109	N/A	374,102	788,145
Reinvestment of distributions	N/A	N/A	5,219	4,038	N/A	407,984	940,954
Cost of shares redeemed	N/A	N/A	(307,183)	(760,543)	N/A	(1,654,832)	(2,435,194)

	N/A	N/A	(228,864)	(624,396)	N/A	(872,746)	(706,095)
Advisor Class:
Proceeds from shares sold	9,229,930	24,590,674	15,782,740	27,538,775	9,400,010	15,217,273	33,137,811
Reinvestment of distributions	6,857	—	494,244	314,171	—	3,240,840	4,476,994
Cost of shares redeemed	(1,168,137)	(20,518)	(3,873,124)	(9,640,858)	—	(6,572,099)	(12,691,626)

	8,068,650	24,570,156	12,403,860	18,212,088	9,400,010	11,886,014	24,923,179
Institutional Class:
Proceeds from shares sold	266,262	100,010	315,026	368,590	100,010	492,810	1,029,771
Reinvestment of distributions	21	—	15,915	12,370	—	213,296	373,137
Cost of shares redeemed	—	—	(432,640)	(245,254)	—	(498,110)	(645,729)

	266,283	100,010	(101,699)	135,706	100,010	207,996	757,179
Net increase from share transactions	32,340,083	33,933,371	8,017,773	15,545,345	14,344,556	30,438,813	95,784,083
Net increase in net assets	35,098,267	33,903,290	13,371,855	37,977,238	14,681,497	67,893,728	86,133,673

Net Assets
Beginning of period	33,903,290	—	295,031,778	257,054,540	—	967,330,724	881,197,051
End of period†	$69,001,557	$33,903,290	$308,403,633	$295,031,778	$14,681,497	$1,035,224,452	$967,330,724
†Includes undistributed net investment income (deficit) of	$(11,531)	$6,862	$(118,920)	$1,405,248	$(60,149)	$1,216,280	$5,121,270

*  From August 1, 2016 (commencement of operations) to September 30, 2016.
**From December 1, 2016 (commencement of operations) to March 31, 2017.

208	See notes to financial statements	209

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	HEDGED U.S. EQUITY
	OPPORTUNITIES		INTERNATIONAL		LONG SHORT		OPPORTUNITY
	10/1/2016 to	8/1/2016 to	10/1/2016 to	10/1/2015 to	12/1/2016 to		10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016 *	3/31/2017	9/30/2016	3/31/2017	**	3/31/2017	9/30/2016
Shares Issued and Redeemed
Class A:
Sold	2,503,652	936,023	1,060,330	2,127,784	479,524		1,603,117	3,446,512
Issued for distributions reinvested	—	—	81,829	60,467	—		972,249	1,920,966
Redeemed	(93,694)	(1,070)	(1,450,487)	(2,343,185)	(2,987)		(2,061,955)	(3,431,848)

Net increase (decrease) in Class A shares outstanding	2,409,958	934,953	(308,328)	(154,934)	476,537		513,411	1,935,630

Class B:
Sold	N/A	N/A	6,011	10,638	N/A		12,593	27,316
Issued for distributions reinvested	N/A	N/A	451	321	N/A		13,901	32,258
Redeemed	N/A	N/A	(25,097)	(61,282)	N/A		(55,549)	(83,444)

Net decrease in Class B shares outstanding	N/A	N/A	(18,635)	(50,323)	N/A		(29,055)	(23,870)

Advisor Class:
Sold	919,077	2,477,541	1,205,710	2,058,313	940,001		395,315	903,793
Issued for distributions reinvested	687	—	39,571	23,393	—		85,669	121,493
Redeemed	(114,898)	(2,075)	(291,945)	(720,035)	—		(170,589)	(346,735)

Net increase in Advisor Class shares outstanding	804,866	2,475,466	953,336	1,361,671	940,001		310,395	678,551

Institutional Class:
Sold	25,977	10,001	23,594	27,762	10,001		12,859	28,565
Issued for distributions reinvested	2	—	1,272	920	—		5,652	10,159
Redeemed	—	—	(32,915)	(18,468)	—		(12,964)	(17,889)

Net increase (decrease) in Institutional Class shares
outstanding	25,979	10,001	(8,049)	10,214	10,001		5,547	20,835

* From August 1, 2016 (commencement of operations) to September 30, 2016.
**From December 1, 2016 (commencement of operations) to March 31, 2017.

210	See notes to financial statements	211

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	REAL ESTATE		SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,510,496	$1,847,064	$238,181	$1,158,454	$471,056	$3,521,096	$5,460,005	$10,963,683
Net realized gain (loss) on investments	(338,340)	1,257,211	12,554,154	55,974,501	13,814,795	5,047,355	10,812,736	15,428,099
Net unrealized appreciation (depreciation) of investments	(2,595,696)	6,328,298	31,369,697	(29,597,382)	42,805,054	42,543,717	15,503,162	42,876,523

Net increase (decrease) in net assets resulting
from operations	(1,423,540)	9,432,573	44,162,032	27,535,573	57,090,905	51,112,168	31,775,903	69,268,305

Distributions to Shareholders
Net investment income – Class A	(321,677)	(374,698)	(980,941)	(632,707)	(2,826,286)	(320,349)	(7,171,907)	(12,018,647)
Net investment income – Class B	N/A	N/A	(4,818)	(352)	(19,506)	—	(36,565)	(57,057)
Net investment income – Advisor Class	(773,294)	(1,064,535)	(256,691)	(144,240)	(407,772)	(61,500)	(10,598)	(17,508)
Net investment income – Institutional Class	(6,428)	(22,157)	(14,720)	(10,456)	(49,172)	(10,970)	(328,462)	(532,976)
Net realized gains – Class A	(483,384)	(35,427)	(50,530,233)	(34,595,217)	(4,182,726)	(24,838,426)	(13,217,287)	(18,715,227)
Net realized gains – Class B	N/A	N/A	(489,800)	(437,191)	(36,300)	(251,921)	(120,124)	(193,359)
Net realized gains – Advisor Class	(846,808)	(111,064)	(9,424,580)	(4,961,052)	(543,887)	(2,451,492)	(16,705)	(24,883)
Net realized gains – Institutional Class	(6,438)	(2,496)	(515,355)	(349,535)	(63,359)	(334,021)	(511,002)	(709,203)

Total distributions	(2,438,029)	(1,610,377)	(62,217,138)	(41,130,750)	(8,129,008)	(28,268,679)	(21,412,650)	(32,268,860)

Share Transactions
Class A:
Proceeds from shares sold	13,147,444	18,454,657	23,200,277	53,942,655	31,170,022	57,114,576	49,972,435	119,860,031
Reinvestment of distributions	780,950	395,757	51,034,443	34,969,346	6,946,846	24,976,809	20,130,838	30,372,755
Cost of shares redeemed	(2,319,642)	(4,353,175)	(33,577,630)	(56,220,661)	(40,281,064)	(61,105,843)	(66,386,384)	(124,013,108)
	11,608,752	14,497,239	40,657,090	32,691,340	(2,164,196)	20,985,542	3,716,889	26,219,678

Class B:
Proceeds from shares sold	N/A	N/A	113,865	384,843	187,062	340,490	436,468	743,681
Reinvestment of distributions	N/A	N/A	483,108	428,944	55,728	251,791	155,240	249,778
Cost of shares redeemed	N/A	N/A	(581,083)	(1,280,290)	(592,779)	(961,049)	(1,017,652)	(1,817,144)
	N/A	N/A	15,890	(466,503)	(349,989)	(368,768)	(425,944)	(823,685)

Advisor Class:
Proceeds from shares sold	11,432,122	18,737,198	12,279,054	24,704,923	9,566,037	21,179,680	250,367	913,254
Reinvestment of distributions	1,614,575	1,170,197	9,596,890	5,025,297	948,283	2,498,447	24,494	37,391
Cost of shares redeemed	(3,195,388)	(11,348,437)	(5,381,561)	(8,735,085)	(6,233,730)	(6,267,393)	(436,616)	(743,012)

	9,851,309	8,558,958	16,494,383	20,995,135	4,280,590	17,410,734	(161,755)	207,633
Institutional Class
Proceeds from shares sold	239,147	511,240	577,865	632,475	720,958	802,716	240,898	1,087,423
Reinvestment of distributions	12,866	24,653	530,075	359,991	112,531	344,991	839,464	1,242,180
Cost of shares redeemed	(267,869)	(1,019,222)	(445,202)	(594,620)	(462,017)	(472,929)	(404,505)	(1,865,316)
	(15,856)	(483,329)	662,738	397,846	371,472	674,778	675,857	464,287

Net increase from share transactions	21,444,205	22,572,868	57,830,101	53,617,818	2,137,877	38,702,286	3,805,047	26,067,913

Net increase in net assets	17,582,636	30,395,064	39,774,995	40,022,641	51,099,774	61,545,775	14,168,300	63,067,358

Net Assets
Beginning of period	83,591,547	53,196,483	447,175,901	407,153,260	542,093,635	480,547,860	887,238,047	824,170,689
End of period†	$101,174,183	$83,591,547	$486,950,896	$447,175,901	$593,193,409	$542,093,635	$901,406,347	$887,238,047
†Includes undistributed net investment income (deficit) of	$827,433	$418,336	$139,322	$1,158,311	$311,974	$3,143,654	$(6,207,420)	$(4,119,893)

212	See notes to financial statements	213

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	REAL ESTATE		SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to	10/1/2016 to	10/1/2015 to
	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016	3/31/2017	9/30/2016
Shares Issued and Redeemed
Class A:
Sold	1,369,505	1,855,661	2,149,633	4,874,467	1,122,125	2,313,645	2,629,514	6,498,557
Reinvestment of distributions	82,613	39,622	5,154,994	3,125,053	248,457	1,003,488	1,068,523	1,652,437
Redeemed	(241,420)	(426,479)	(3,110,730)	(5,093,990)	(1,462,898)	(2,472,288)	(3,495,037)	(6,721,953)

Net increase (decrease) in Class A shares outstanding	1,210,698	1,468,804	4,193,897	2,905,530	(92,316)	844,845	203,000	1,429,041

Class B:
Sold	N/A	N/A	12,454	38,378	8,947	18,036	23,282	41,142
Reinvestment of distributions	N/A	N/A	57,376	43,725	2,619	13,148	8,391	13,816
Redeemed	N/A	N/A	(62,529)	(132,379)	(28,497)	(50,124)	(54,588)	(100,497)

Net increase (decrease) in Class B shares outstanding	N/A	N/A	7,301	(50,276)	(16,931)	(18,940)	(22,915)	(45,539)

Advisor Class:
Sold	1,185,190	1,916,747	1,128,482	2,202,432	342,317	854,224	12,965	47,824
Reinvestment of distributions	170,417	117,391	957,773	445,505	33,687	99,938	1,294	2,025
Redeemed	(330,457)	(1,140,297)	(494,111)	(782,048)	(222,447)	(251,602)	(22,738)	(39,591)

Net increase (decrease) in Advisor Class shares
outstanding	1,025,150	893,841	1,592,144	1,865,889	153,557	702,560	(8,479)	10,258
Institutional Class:
Sold	24,878	49,689	54,161	57,585	25,467	32,960	12,613	58,841
Reinvestment of distributions	1,360	2,490	52,639	31,802	3,976	13,745	44,256	67,216
Redeemed	(28,512)	(97,131)	(40,398)	(53,039)	(16,280)	(19,072)	(21,001)	(100,652)

Net increase (decrease) in Institutional Class shares
outstanding	(2,274)	(44,952)	66,402	36,348	13,163	27,633	35,868	25,405

214	See notes to financial statements	215

Statement of Cash Flows
LONG SHORT FUND
For the Period December 1, 2016* through March 31, 2017

Increase / decrease in cash
Cash flows from operating activities:
Net increase in assets from operations	$336,941

Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investments securities	(17,000,190)
Proceeds from sale of investment securities	4,957,822
Proceeds from Short sale	(4,677,055)
Closed short transactions	12,792,673
Increase in cash deposited with broker for securities sold short	(8,100,946)
Increase in receivables for securities sold	(972,568)
Increase in dividends receivables	(13,007)
Increase in fund shares sold	(172,166)
Increase in payables for securities purchased	1,155,249
Increase in dividends on securities sold short payable	6,759
Increase in fund shares redeemed	449
Increase in advisory fees	14,064
Increase in accrued expenses	38,107
Net realized (gain) loss on investments	119,800
Net change in unrealized (appreciation) depreciation on securities	(516,890)
Net cash used by operating activities	(12,030,958)

Cash flows from financing activities:
Proceeds from sale of shares	14,375,142
Redemption of shares	(30,586)
Net cash provided by financing activities	14,344,556
Net increase in cash	2,313,598

Cash:
Beginning balance	—
Ending balance	2,313,598

*Commencement of Operations

216	See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

1. Significant Accounting Policies— First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The Income Funds issue shares of beneficial interest in the Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Strategic Income Fund. All of the Income Funds are diversified funds except International Opportunities Bond Fund which is a non-diversified fund. The Equity Funds issue shares of beneficial interest in the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund (commenced operations on December 1, 2016), Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”). All of the Equity Funds are diversified funds, except Long Short Fund and Real Estate Fund which are non-diversified funds. The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2017, is as follows:

Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Floating Rate Fund seeks a high level of current income.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Government Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Limited Duration High Quality Bond Fund seeks current income consistent with low volatility of principal.

Strategic Income Fund seeks a high level of current income.

Covered Call Strategy Fund seeks long-term capital appreciation.

217

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

Equity Income Fund seeks total return.

Global Fund seeks long-term capital growth.

Growth & Income Fund seeks long-term growth of capital and current income.

Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital appreciation.

International Fund primarily seeks long-term capital growth.

Long Short Fund seeks capital appreciation.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The net asset value of the Strategic Income Fund is derived from the net asset values of the underlying Funds in which it invests.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such

218

events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2017, the Hedged U.S. Equity Opportunities Fund held one security that was fair valued at a value of $23,249 representing 0% of the Fund’s net assets.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the fund’s investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar

219

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2017, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2016, capital loss carryovers were as follows:

220

					Capital Loss Carryovers
					Not Subject
		Year Capital Loss Carryforwards Expire			to Expiration
					Long	Short
Fund	Total	2017	2018	2019	Term	Term
Floating Rate	$2,912,006	$—	$—	$—	$2,132,843	$779,163
Fund For Income	155,604,220	23,949,720	110,622,886	—	16,070,123	4,961,491
Government	14,175,335	—	—	40,595	—	14,134,740
International Opportunities Bond	461,028	—	—	—	269,187	191,841
Investment Grade	2,682,018	2,299,840	—	—	382,178	—
Limited Duration
High Quality Bond	505,114	—	—	—	186,747	318,367
Strategic Income	249,919	—	—	—	191,783	58,136
Covered Call Strategy	224,724	—	—	—	—	224,724
Global	2,232,649	—	—	—	—	2,232,649
Hedged U.S.
Equity Opportunities	7,734	—	—	—	1,078	6,656
International	29,410,125	—	19,627,323	2,191,242	2,774,463	4,817,097

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in fiscal year 2010 and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014–2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, and Strategic Income Fund are generally declared daily and paid monthly. The Government Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Prior to March 31, 2016, dividends from

221

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

net investment income of International Opportunities Bond Fund were generally declared daily and paid monthly. Effective April 1, 2016, dividends from net investment income, if any, of International Opportunities Bond Fund are declared and paid quarterly. Dividends from net investment income, if any, of Covered Call Strategy Fund, Equity Income Fund, Growth & Income Fund, Real Estate Fund and Total Return Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of all of the Funds are maintained in U.S. dollars, including those Funds that invest in foreign securities. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of foreign investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

International Opportunities Bond Fund, Global Fund, Hedged U.S. Equity Opportunities Fund and International Fund do not isolate that portion of gains and losses on foreign investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

222

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balance of the Funds. For the six months ended March 31, 2017, the Income Funds and Equity Funds received credits in the amount of $20,952 and $13,172, respectively. Certain of the Income and Equity Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2017, expenses were reduced by a total of $109 for certain of the Income Funds and $16,933 for certain of the Equity Funds under these arrangements.

223

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

2. Security Transactions—For the six months ended March 31, 2017, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Balanced Income	$18,281,507	$6,877,385	$2,904,182	$2,203,821
Floating Rate	64,896,340	48,616,097	—	—
Fund For Income	227,228,424	232,924,430	—	—
Government	58,276,812	61,144,346	23,522,017	38,803,946
International Opportunities
Bond	21,844,985	18,439,805	26,741,138	27,625,942
Investment Grade	148,850,220	124,211,453	—	18,050,652
Limited Duration
High Quality Bond	49,465,914	33,118,351	991,016	—
Strategic Income	36,914,395	27,190,619	—	—
Covered Call Strategy	230,039,729	136,357,963	—	—
Equity Income	45,151,141	57,617,445	—	—
Global	320,194,515	315,196,871	—	—
Growth & Income	150,464,165	223,735,061	—	—
Hedged U.S. Equity
Opportunities	46,467,764	17,608,097	—	—
International	68,605,367	66,062,910	—	—
Long Short	17,000,190	4,957,822	—	—
Opportunity	180,995,797	179,338,402	—	—
Real Estate	27,255,324	6,394,531	—	—
Select Growth	131,660,795	132,450,207	—	—
Special Situations	93,370,026	100,541,372	—	—
Total Return	145,305,112	179,683,065	28,169,103	29,767,197

224

At March 31, 2017, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Balanced Income	$42,282,453	$1,817,353	$748,478	$1,068,875
Floating Rate	155,477,196	1,412,896	512,310	900,586
Fund For Income	658,670,532	19,473,668	4,810,276	14,663,392
Government	327,796,393	3,471,990	5,733,901	(2,261,911)
International Opportunities
Bond	128,563,949	2,324,613	14,118,655	(11,794,042)
Investment Grade	575,788,701	8,384,904	10,805,914	(2,421,010)
Limited Duration
High Quality Bond	135,573,870	136,228	2,970,883	(2,834,655)
Strategic Income	161,936,927	357,514	4,731,543	(4,374,029)
Covered Call Strategy	184,060,111	13,358,841	1,455,640	11,903,201
Equity Income	439,167,330	193,030,690	9,387,398	183,643,292
Global	493,203,263	68,785,817	5,142,134	63,643,683
Growth & Income	1,132,929,952	702,821,395	28,669,274	674,152,121
Hedged U.S. Equity
Opportunities	60,579,890	5,160,074	558,913	4,601,161
International	237,257,277	73,916,820	2,727,903	71,188,917
Long Short	12,122,994	771,564	121,632	649,932
Opportunity	735,615,466	315,423,347	17,228,788	298,194,559
Real Estate	98,036,626	5,127,095	3,979,896	1,147,199
Select Growth	394,335,137	100,994,670	9,531,418	91,463,252
Special Situations	451,309,294	151,403,408	14,593,113	136,810,295
Total Return	720,872,712	195,588,078	13,590,731	181,997,347

The Strategic Income Fund may invest in Institutional Class shares of the Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Covered Call Strategy Fund, Equity Income Fund, Real Estate Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund. During the six months ended March 31, 2017, purchases and sales of shares, dividends, capital gain distributions received and realized gains (losses) recognized by Strategic Income Fund from investments in these Funds were as follows:

225

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

	Balance			Balance				Realized
	of Shares			of Shares				Gain (Loss)
	Held	Purchases/	Sales/	Held	Value	Dividend	Capital Gain	on Security
Fund	9/30/2016	Additions	Reductions	3/31/2017	3/31/2017	Income	Distributions	Transactions
Covered Call
Strategy	363,379	81,339	—	444,718	$ 4,838,535	$ 33,994	$ 6,216	$ —
Floating Rate	1,158,454	856,737	—	2,015,191	19,466,743	285,223	—	—
Fund For Income	23,873,743	1,504,998	(1,855,702)	23,523,039	58,807,597	1,574,588	—	62,197
Government	683,229	764,942	(690,146)	758,025	7,966,838	8,030	—	(55,741)
International
Opportunities Bond	829,735	488,686	(437,252)	881,169	8,018,634	—	—	(537,910)
Investment Grade	2,983,095	195,855	(273,061)	2,905,889	27,809,357	563,473	—	(6,059)
Limited Duration
High Quality Bond	2,280,447	151,488	—	2,431,935	23,152,019	302,858	—	—
Equity Income	—	464,670	(464,670)	—	—	26,314	71,067	335,367
Tax Exempt Income	—	405,515	(405,515)	—	—	40,147	—	(16,016)
	32,172,082	4,914,230	(4,126,346)	32,959,966	$150,059,723	$2,834,627	$77,283	$(218,162)

The Strategic Income Funds operates as a fund of funds – also referred to as a multi-manager investment – an investment strategy in which a fund invests in other types of funds. This strategy invests in a portfolio that contains different underlying assets instead of investing directly in bonds, stocks and other types of securities.

The financial statements of each of the Funds in which Strategic Income had investments during the period ended March 31, 2017 are included in this report except Tax Exempt Income Fund, whose most recent financial statements as of December 31, 2016 is available and can be viewed by visiting our website www.foresters.com, by calling 1-800-423-4026 or by writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005.

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers of the Trusts’ investment adviser, FIMCO, their underwriter, Foresters Financial Services, Inc. (“FFS”) and their transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended March 31, 2017, total trustees fees accrued by the Income Funds and Equity Funds amounted to $64,514 and $176,667, respectively.

226

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Balanced Income Fund—.70% on the first $300 million of the Fund’s average daily net assets, .65% on the next $200 million, .60% on the next $500 million, .55% on the next $1 billion, declining by .05% on each $1 billion thereafter down to .45% on average daily net assets over $3 billion. For the six months ended March 31, 2017, FIMCO has waived, pursuant to an expense limitation agreement, $78,976 in advisory fees to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.15% on Class A shares, .82% on Advisor Class shares and .69% on Institutional Class shares.

Floating Rate Fund—.60% on the first $250 million of the Fund’s average daily net assets, .55% on the next $250 million, .50% on the next $500 million and .45% on the next $1 billion and .40% on average daily net assets over $2 billion. For the six months ended March 31, 2017, FIMCO has waived, pursuant to an expense limitation agreement, $95,330 in advisory fees to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares, .90% on Advisor Class shares and .70% on Institutional Class shares.

Fund For Income and International Opportunities Bond Fund—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2017, FIMCO has voluntarily waived $81,946 in advisory fees on Fund For Income to limit the advisory fee to .70% of its average daily net assets.

Government, Investment Grade, and Limited Duration High Quality Bond—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2017, FIMCO has voluntarily waived $173,957, in advisory fees on Government Fund to limit the advisory fee to .55% of its average daily net assets. For the six months ended March 31, 2017, FIMCO has voluntarily waived $311,813 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of its average daily net assets. For the six months ended March 31, 2017, FIMCO has waived, pursuant to an expense limitation agreement, $131,690 in advisory fees to limit the Limited Duration High Quality Bond Fund’s overall expense ratio (exclusive of certain expenses) to 1.05% on Class A shares, .75% on Advisor Class shares and .60% on Institutional Class shares.

227

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

Government Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2017, FIMCO has voluntarily waived the Fund’s entire advisory fee of $325,777 and assumed $4,091 of other Fund expenses to prevent a negative yield on the Fund’s shares.

Strategic Income Fund—.05% of the Fund’s average daily net assets.

Covered Call Strategy Fund—.80% on the first $300 million of each Fund’s average daily net assets, .75% on the next $200 million, .70% on the next $500 million, declining by .05% on each $1 billion thereafter, down to .55% on average daily net assets of $3 billion. For the six months ended March 31, 2017, FIMCO has waived, pursuant to an expense limitation agreement $126,546 in advisory fees to limit the Covered Call Strategy Fund’s overall expense ratio (exclusive of certain expenses) to 1.30% on Class A shares, .97% on Advisor Class shares and .84% on Institutional Class shares.

Equity Income, Growth & Income, Opportunity, Real Estate and Select Growth Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund—.95% on the first $600 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2017, FIMCO has voluntarily waived $131,999 in advisory fees to limit the advisory fee to .90% of the Fund’s average daily net assets.

Hedged U.S. Equity Opportunities Fund—1.15% on the first $100 million of each Fund’s average daily net assets, 1.10% on the next $400 million, 1.05% on the next $500 million, declining by .05% on each $1 billion thereafter, down to .90% on average daily net assets of $3 billion. For the six months ended March 31, 2017, FIMCO has waived, pursuant to an expense limitation agreement, $47,586 in advisory fees to limit the Hedged U.S. Equity Opportunities Fund’s overall expense ratio (exclusive of certain expenses) to 1.75% on Class A shares, 1.42% on Advisor Class shares and 1.31% on Institutional Class shares.

International Fund— 98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

Long Short Fund—1.40% of the Fund’s average daily net assets. For the period December 1, 2016 to March 31, 2017, FIMCO has waived, pursuant to an expense limitation agreement $34,992 in advisory fees to limit the Long Short Fund’s overall

228

expense ratio (exclusive of certain expenses) to 1.95% on Class A shares, 1.67% on Advisor Class shares and 1.54% on Institutional Class shares.

Special Situations Fund—.90% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million and .64% on average daily net assets over $1.5 billion.

Total Return Fund—.75% on the first $300 million of the Fund’s average daily net assets, .70% on the next $200 million, .65% on the next $500 million, .60% on the next $1 billion, .55% on the next $1 billion, down to .50% on average daily net assets over $3 billion.

For the six months ended March 31, 2017, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $7,264,392 and $23,922,189, respectively, of which $1,199,489 and $341,123, respectively, was waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the Balanced Income Fund (“BIF”) to limit BIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.15% of the average daily net assets on Class A shares, .82% of the average daily net assets on Advisor Class shares and .69% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2018. For the period ended March 31, 2017, FIMCO assumed $78,976, under the terms of the agreement. FIMCO and BIF have agreed that any expenses of BIF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by BIF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of BIF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 1, 2015 (commencement of operations) through March 31, 2017, FIMCO assumed $255,544 under the terms of the agreement of which $176,568 expires on September 30, 2019 and $78,976 expires on September 30, 2020. The expense limitation agreement may be terminated or amended prior to January 31, 2018, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Floating Rate Fund (“FRF”) to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on Class A shares, .90% of the average

229

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

daily net assets on Advisor Class shares and .70% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2018. For the period ended March 31, 2017, FIMCO assumed $95,330, under the terms of the agreement. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 21, 2013 (commencement of operations) through March 31, 2017, FIMCO assumed $678,908 under the terms of the agreement of which $223,534 expires on September 30, 2017, $198,431 expires on September 30, 2018, $161,613 expires on September 30, 2019 and $95,330 expires on September 30, 2020. The expense limitation agreement may be terminated or amended prior to January 31, 2018, with the approval of the Board.

FIMCO had entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares. The agreement expired on January 31, 2016. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. For the period August 20, 2012 (commencement of operations) to January 31, 2016 (expiration of the expense limitation agreement), FIMCO assumed $684,479 under the terms of the agreement of which $278,248 expired on September 30, 2015, $228,243 expired on September 30, 2016, $94,746 expires on September 30, 2017, $62,359 expires on September 30, 2018, and $20,883 expires on September 30, 2019.

FIMCO has entered into an expense limitation agreement with the Limited Duration High Quality Bond Fund (“LDHQ”) to limit LDHQ’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.05% of the average daily net assets on Class A shares, .75% of the average daily net assets on Advisor Class shares and .60% of the average daily net assets on Institutional Class shares. The agreement expires on

230

January 31, 2018. For the period ended March 31, 2017, FIMCO assumed $131,690, under the terms of the agreement. FIMCO and LDHQ have agreed that any expenses of LDHQ assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDHQ within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDHQ’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period May 19, 2014 (commencement of operations) to March 31, 2017, FIMCO assumed $678,253 under the terms of the agreement of which $143,148 expires on September 30, 2017, $179,140 expires on September 30, 2018, $224,275 expires on September 30, 2019 and $131,690 expires on September 30, 2020. The expense limitation agreement may be terminated or amended prior to January 31, 2018, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Covered Call Strategy Fund (“CCS”) to limit CCS’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares, .97% of the average daily net assets on Advisor Class shares and .84% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2018. For the period ended March 31, 2017, FIMCO assumed $126,546 under terms of the agreement. FIMCO and CCS have agreed that any expenses of CCS assumed by FIMCO pursuant to this agreement be repaid to FIMCO by CCS within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of CCS’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period April 1, 2016 (commencement of operations) through March 31, 2017, FIMCO assumed $257,047 under the terms of the agreement of which $130,501 expires on September 30, 2019, and $126,546 expires on September 30, 2020. The expense limitation agreement may be terminated or amended prior to January 31, 2018, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Hedged U.S. Equity Opportunities Fund (“HUSEO”) to limit HUSEO’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.75% of the average daily net assets on Class A

231

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

shares, 1.42% of the average daily net assets on Advisor Class shares and 1.31% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2018. For the period ended March 31, 2017, FIMCO assumed $47,586 under terms of the agreement. FIMCO and HUSEO have agreed that any expenses of HUSEO assumed by FIMCO pursuant to this agreement be repaid to FIMCO by HUSEO within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of HUSEO’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period August 1, 2016 (commencement of operations) through March 31, 2017, FIMCO assumed $106,841 under the terms of the agreement of which $59,255 expires on September 30, 2019 and $47,586 expires on September 30, 2020. The expense limitation agreement may be terminated or amended prior to January 31, 2018, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Long Short Fund (“LSF”) to limit LSF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales including dividend and borrowing expenses, and extraordinary expenses, such as litigation expenses, if any) to 1.95% of the average daily net assets on Class A shares, 1.67% of the average daily net assets on Advisor Class shares and 1.54% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2018. For the period ended March 31, 2017, FIMCO assumed $34,992 under the terms of the agreement. FIMCO and LSF have agreed that any expenses of LSF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LSF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LSF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period December 1, 2016 (commencement of operations) through March 31, 2017, FIMCO assumed $34,992 under the terms of the agreement of which $34,992 expires on September 30, 2020. The expense limitation agreement may be terminated or amended prior to January 31, 2018, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Real Estate Fund (“REIT”) to limit REIT’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if

232

any) to 1.45% of the average daily net assets on Class A shares, 1.12% of the average daily net assets on Advisor Class shares and 1.00% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2018. For the period ended March 31, 2017, REIT repaid FIMCO $2,328, under the terms of the agreement. FIMCO and REIT have agreed that any expenses of REIT assumed by FIMCO pursuant to this agreement be repaid to FIMCO by REIT within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of REIT’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period April 6, 2015 (commencement of operations) through March 31, 2017, FIMCO assumed $164,979 under the terms of the agreement of which $103,949 expires on September 30, 2018 and $61,030 expires on September 30, 2019. The expense limitation agreement may be terminated or amended prior to January 31, 2017, with the approval of the Board.

For the six months ended March 31, 2017, FFS, as underwriter, received from the Income Funds and Equity Funds $3,440,369 and $11,547,815, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $39,365 and $149,907, respectively, to other dealers. For the six months ended March 31, 2017, shareholder servicing costs for the Income Funds and Equity Funds included $1,578,671 and $4,084,574, respectively, in transfer agent fees accrued to FIS, of which FIS voluntarily waived $22,334 on the Government Cash Management Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Government Cash Management Fund, is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Government Cash Management Fund is authorized to pay FFS a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the period ended March 31, 2017, total distribution plan fees accrued to FFS by the Income Funds and Equity Funds amounted to $2,491,840 and $8,345,120, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund. Muzinich & Co., Inc., serves as investment subadviser to Floating Rate Fund and Fund For Income. Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund. Wellington Management Company, LLP serves as investment subadviser to Global Fund and Hedged U.S. Equity Opportunities Fund. Vontobel Asset Management, Inc. serves as

233

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

investment subadviser to International Fund. Effective December 1, 2016 (commencement of operations), Lazard Asset Management, LLC serves as investment subadviser to Long Short Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2017, the Balanced Income Fund held two 144A securities with an aggregate value of $455,069 representing 1.0% of the Fund’s net assets, Floating Rate Fund held ten 144A securities with an aggregate value of $4,357,586 representing 2.8% of the Fund’s net assets, Fund For Income held one hundred ninety-three 144A securities with an aggregate value of $323,433,125 representing 46.7% of the Fund’s net assets, Government Fund held one 144A security with a value of $5,713,845 representing 1.8% of the Fund’s net assets. International Opportunities Bond Fund held six 144A securities with an aggregate value of $6,770,836 representing 5.3% of the Fund’s net assets, Investment Grade Fund held sixteen 144A securities with an aggregate value of $63,755,089 representing 10.9% of the Fund’s net assets, Limited Duration High Quality Bond Fund held twenty-six 144A securities with an aggregate value of $27,577,578 representing 20.0% of the Fund’s net assets and Total Return Fund held seventeen 144A securities with an aggregate value of $24,818,453 representing 2.8% of the Fund’s net assets. These securities are valued as set forth in Note 1A. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, the Section 4(2) securities are deemed to be liquid. At March 31, 2017, Total Return Fund held six Section 4(2) securities with an aggregate value of $19,392,540 representing 2.2% of the Fund’s net assets.

5. Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter

234

market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

235

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended March 31, 2017 was related to the use of written and purchased options.

Options Contracts—Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

236

The premium amount and the number of option contracts written and purchased by the Funds during the six months ended March 31, 2017, were as follows:

	Covered Call Strategy		Equity Income		Hedged U.S. Equity Opportunities
	Number of	Premium	Number of	Premium	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount	Contracts	Amount	Contracts	Amount
Options outstanding at
beginning of period	(13,914)	$(2,150,687)	—	$—	45	$237,357	(34)	$(89,006)
Put options written	—	—	—	—	—	—	(130)	(401,160)
Put options purchased
to cover	—	—	—	—	—	—	45	124,743
Put options expirations	—	—	—	—	—	—	18	34,456
Call options written	(121,164)	(15,925,405)	(2,525)	(246,839)	(23)	(137,270)	—	—
Call options exercised	2,785	428,980	1,440	152,370	—	—	—	—
Call options purchased
to cover	85,974	11,735,798	—	—	108	685,468	—	—
Call options expirations	16,901	1,866,473	1,035	91,609	(29)	(117,959)	—	—
Balance at
March 31, 2017	(29,418)	$(4,044,841)	(50)	$(2,860)	101	$667,596	(101)	$(330,967)

Derivative Investment Holdings Categorized by Risk Exposure —The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of March 31, 2017:

	Asset derivatives		Liability Derivatives

	Statements of Assets		Statements of Assets
Risk exposure category	and Liabilities Location	Value	and Liabilities Location	Value
Equity Contracts:
Covered Call Strategy	N/A	N/A	Written options, at value	$2,736,462
Equity Income	N/A	N/A	Written options, at value	$350
Hedged U.S. Equity
Opportunities	N/A	N/A	Written options, at value	$149,367

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended March 31, 2017:

Risk exposure category	Written options
Equity Contracts:
Covered Call Strategy	$(5,299,842)
Equity Income	$114,605
Hedged U.S. Equity
Opportunities	$(1,540,799)

237

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

The following table sets forth the Funds’ change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the six months ended March 31, 2017:

			Hedged
	Covered Call		U.S. Equity
Risk exposure category	Strategy	Equity Income	Opportunities
Option contracts	$1,223,480	$2,510	$(96,806)

Interest Rate Futures Contracts—The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on

238

a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The amount of realized gains (losses) on futures contracts recognized by the Funds in the accompanying Statement of Operations for the six months March 31, 2017 are summarized in the following table:

Statement of Operations
Realized
Futures Contracts	Gain (Loss)
Balanced Income	$224,027
Strategic Income	$(67,146)
Hedged U.S. Equity
Opportunities	$(2,958)

239

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

The following table summarizes the value of the Funds’ futures contracts held as of March 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities.

Statement of
Operations Location
Unrealized appreciation
(depreciation) in value
Futures Contracts	of investments
Balanced Income	$(10,200)
Hedged U.S. Equity
Opportunities	$67,290

Short Sales—The Long Short Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by the Fund involves certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The use of short sales may also involve counterparty risk and leverage risk. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund designates collateral consisting of cash, U.S. Government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of March 31, 2017 pursuant to short sale arrangements, the Fund has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender, in the event of the lender’s default, against any obligations owed by the lender to the Funds under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and the lender. At March 31, 2017, Long Short Fund had pledged $8,800,651 of securities as collateral under such arrangement.

For the six months ended March 31, 2017, the Long Short Fund received proceeds from securities sold short and paid funds for securities purchased to cover short positions in the amounts of $12,792,673 and $4,677,055, respectively.

240

Foreign Exchange Contracts—The International Opportunities Bond Fund, Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and a Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. A fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

The Funds had the following foreign exchange contracts open at March 31, 2017:

International Opportunities Bond
						Unrealized
	Settlement	Foreign	Receive			Appreciation
Counterparty	Date	Currency	(Deliver)	Asset	Liability	(Depreciation)
HSBC	4/10/17	NOK	46,000,000	$ 5,357,434	$ 5,354,098	$ 3,336
MSD	4/21/17	NZD	(4,080,000)	(2,902,328)	(2,860,087)	42,241
MSD	4/21/17	NZD	2,050,000	1,437,054	1,441,610	(4,556)
HSBC	4/24/17	SEK	19,300,000	2,153,862	2,175,714	(21,852)
JPM	5/2/17	JPY	963,000,000	8,649,960	8,509,698	140,262
NAB	5/2/17	JPY	44,000,000	395,221	397,487	(2,266)
CITI	5/10/17	EUR	(4,650,000)	(4,987,036)	(4,960,635)	26,401
HSBC	5/15/17	NOK	22,900,000	2,667,070	2,751,015	(83,945)
MSD	5/15/17	NOK	3,300,000	384,338	388,607	(4,269)
MSD	5/17/17	AUD	4,730,000	3,613,721	3,603,787	9,934
HSBC	5/17/17	AUD	880,000	672,320	672,566	(246)
CITI	5/17/17	AUD	(500,000)	(380,740)	(382,000)	(1,260)
HSBC	6/5/17	SEK	50,700,000	5,658,072	5,627,300	30,772
JPM	6/5/17	SEK	2,000,000	223,198	227,369	(4,171)
CITI	6/9/17	GBP	14,400,000	18,041,722	17,696,088	345,634
BCI	6/21/17	INR	290,000,000	4,466,004	4,304,491	161,513
BCI	6/21/17	INR	70,000,000	1,078,001	1,062,215	15,786
		Net Unrealized gain on open foreign exchange contracts				$653,314

241

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

Global
						Unrealized
	Settlement	Foreign	Receive			Appreciation
Counterparty	Date	Currency	(Deliver)	Asset	Liability	(Depreciation)
GS	7/14/17	EUR	(31,346,000)	($33,664,350)	($33,440,014)	$224,336
GS	7/14/17	EUR	6,474,000	6,906,484	6,928,604	(22,120)
		Net Unrealized gain on open foreign exchange contracts				$202,216

Hedged U.S. Equity Opportunities

	Settlement	Foreign	Receive			Unrealized
Counterparty	Date	Currency	(Deliver)	Asset	Liability	Depreciation
BNP	6/21/17	JPY	(8,518,000)	($75,042)	($76,511)	$(1,469)
CITI	6/21/17	EUR	(89,000)	(94,458)	(94,945)	(487)
		Net Unrealized loss on open foreign exchange contracts				$(1,956)

A summary of abbreviations for foreign currency appears at the end of the International Opportunities Bond Fund’s portfolio of investments.

A summary of abbreviations for counterparties to foreign exchange contracts are as follows:

BCI	Barclays Capital, Inc.	HSBC	HSBC Bank USA N.A.
BNP	BNP Paribas SA	JPM	J.P. Morgan Securities, Inc.
CITI	Citigroup Global Markets	MSD	Morgan Stanley
GS	Goldman Sachs & Co.	NAB	National Australia Bank

Disclosures about Offsetting Assets and Liabilities —Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer

242

amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Funds’ Statement of Assets and Liabilities (“SOAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SOAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SOAL and net amounts are presented below:

International Opportunities Bond
Description/Financial		Gross Amounts
Instrument/Statement		Presented in
of Assets and Liabilities		Statement of Assets	Financial
Category	Counterparty	and Liabilities	Instruments*	Net Amount
Unrealized gain (loss) on
foreign exchange contracts	BCI	$ 177,299	$ —	$177,299
	CITI	372,035	(1,260)	370,775
	HSBC	34,108	(106,043)	(71,935)
	JPM	140,262	(4,171)	136,091
	MSD	52,175	(8,825)	43,350
	NAB	—	(2,266)	(2,266)
	Total	$775,879	$(122,565)	$653,314
Unrealized loss on foreign
exchange contracts	CITI	$ (1,260)	$ 1,260	$ —
	HSBC	(106,043)	106,043	—
	JPM	(4,171)	4,171	—
	MSD	(8,825)	8,825	—
	NAB	(2,266)	2,266	—
	Total	$(122,565)	$ 122,565	$ —

Global Fund
Description/Financial		Gross Amounts
Instrument/Statement		Presented in
of Assets and Liabilities		Statement of Assets	Financial
Category	Counterparty	and Liabilities	Instruments*	Net Amount
Unrealized gain (loss) on
foreign exchange contracts	GS	$224,336	$(22,120)	$202,216
Unrealized gain (loss) on
foreign exchange contracts	GS	$(22,120)	$ 22,120	$ —

243

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

Hedged U.S. Equity Opportunities
Description/Financial		Gross Amounts
Instrument/Statement		Presented in
of Assets and Liabilities		Statement of Assets	Financial
Category	Counterparty	and Liabilities	Instruments*	Net Amount
Unrealized gain (loss) on
foreign exchange contracts	BNP	$ —	$(1,469)	$(1,469)
	CITI	—	(487)	(487)
	Total	$ —	$(1,956)	$(1,956)
Unrealized loss on foreign
exchange contracts	BNP	$(1,469)	$ 1,469	$ —
	CITI	(487)	487	—
	Total	$(1,956)	$ 1,956	$ —

*	Amounts related to master netting arrangements (for example, ISDA) which have been determined by the
Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

During the six months ended March 31, 2017, the volume of derivative activity for the Funds based on average monthly market values for forward foreign currency contracts (to buy) and for forward foreign currency contracts (to sell) were as follows:

	Forward Foreign Currency Contracts
	(to Buy)	(to Sell)
International Opportunities Bond	$17,406,812	$17,315,641
Global	—	—
Hedged U.S. Equity Opportunities	168,728	165,770

Fair Value of Derivative Instruments—The fair value of derivative instruments held by the Funds as of March 31, 2017, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted
for as hedging instruments	Statements of Assets		Statements of Assets
under ASC 815	and Liabilities Location		and Liabilities Location
	Unrealized appreciation		Unrealized depreciation
	of foreign exchange		of foreign exchange
Foreign exchange contracts:	contracts	Value	contracts	Value
International Opportunities
Bond		$775,879		$(122,565)
Global		$224,336		$(22,120)
Hedged U.S. Equity
Opportunities		$—		$(1,956)

244

The effect of the Funds’ derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain (Loss) Recognized on Derivatives
Derivatives not accounted	Net Realized Gain (Loss)
for as hedging instruments	on Foreign Exchange
under ASC 815	Transactions
Foreign exchange transactions:
International Opportunities Bond	$(723,676)
Global	$(44,606)
Hedged U.S. Equity Opportunities	$485

Amount of Change in Unrealized Appreciation (Depreciation) Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	(Depreciation) on Foreign
under ASC 815	Exchange Transactions
Foreign exchange transactions:
International Opportunities Bond	$218,470
Global	$203,820
Hedged U.S. Equity Opportunities	$(1,854)

6. High Yield Credit Risk—The investments of Floating Rate Fund and Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) except for Government Cash Management Fund which has designated only Class A, Class B and Institutional Class shares, Strategic Income Fund which has designated only Class A and Advisor Class shares and Balanced Income Fund, Floating Rate Fund, International Opportunities Bond Fund, Limited Duration High Quality Bond Fund, Long Short Fund and Real Estate Fund which have designated only Class A, Advisor Class and Institutional Class shares. Advisor Class

245

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

and Institutional Class shares became available for sale to the public in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. Government Cash Management Fund’s Class A, Class B and Institutional Class shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FFS as underwriter of the Trusts. The shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought

246

by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. In September 2016, the Bondholder and Plaintiffs petitioned the U.S. Supreme Court to review the Second Circuit’s decision. The Supreme Court has not yet ruled on that request. On January 9, 2017, the Tribune MDL judge granted the defendants’ motion to dismiss the Committee lawsuit alleging a single claim for intentional fraudulent transfer. An appeal of that decision to the Second Circuit is expected, but has not yet been made. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.24% of its net assets as of March 31, 2017. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.04% of the net assets of Growth & Income Fund as of March 31, 2017. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

247

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2017

9. Subsequent Events—Subsequent events occurring after March 31, 2017 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

248

This page left intentionally blank.

249

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30 unless otherwise indicated.

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		Income		Rate
BALANCED INCOME FUND
Class A
2016(f)	$10.00	$.17	(c)	$.68	$ .85	$.15	$ —	$.15	$10.70	8.55%		$29,676	1.15%		1.15%		1.61%		2.21%		.55%		57%
2017(l)	10.70	.09	(c)	.06	.15	.12	.01	.13	10.72	1.39	††	43,758	1.15	†	1.15	†	1.62	†	1.58	†	1.19	†	27	††
Advisor Class
2016(f)	10.00	.20	(c)	.69	.89	.16	—	.16	10.73	8.97		109.82			.82		1.91		1.98		.75		57
2017(l)	10.73	.11	(c)	.04	.15	.12	.01	.13	10.75	1.44	††	111.82		†	.82	†	1.95	†	1.14	†	1.63	†	27	††
Institutional Class
2016(f)	10.00	.21	(c)	.69	.90	.17	—	.17	10.73	9.08		157.69			.69		2.04		1.93		.80		57
2017(l)	10.73	.12	(c)	.05	.17	.13	.01	.14	10.76	1.59	††	242.69		†	.69	†	2.08	†	1.15	†	1.62	†	27	††
FLOATING RATE FUND
Class A
2014(h)	$10.00	$.21	(c)	$(.10)	$ .11	$.23	—	$.23	$9.88	1.12	%††	$50,361	1.10	%†	1.10	%†	2.21	%†	1.58	%†	1.73	%†	26	%††
2015	9.88	.26	(c)	(.27)	(.01)	.29	—	.29	9.58	(.08)		57,101	1.10		1.10		2.72		1.33		2.49		49
2016	9.58	.27	(c)	.09	.36	.28	—	.28	9.66	3.69		61,243	1.10		1.10		2.86		1.27		2.69		38
2017(l)	9.66	.15	(c)	.02	.17	.16	—	.16	9.67	1.86	††	65,660	1.10	†	1.10	†	3.22	†	1.28	†	3.04	†	35	††
Advisor Class
2014(h)	10.00	.25	(c)	(.11)	.14	.26	—	.26	9.88	1.43	††	34,942.90		†	.90	†	2.63	†	.95	†	2.58	†	26	††
2015	9.88	.28	(c)	(.26)	.02	.32	—	.32	9.58	.18		50,122.90			.90		2.92		1.03		2.79		49
2016	9.58	.29	(c)	.08	.37	.30	—	.30	9.65	3.92		61,844.90			.90		3.06		.98		2.98		38
2017(l)	9.65	.16	(c)	.03	.19	.17	—	.17	9.67	1.96	††	67,604.90		†	.90	†	3.42	†	.99	†	3.33	†	35	††
Institutional Class
2014(h)	10.00	.27	(c)	(.13)	.14	.28	—	.28	9.86	1.36	††	5,329.70		†	.70	†	2.76	†	1.06	†	2.40	†	26	††
2015	9.86	.30	(c)	(.25)	.05	.34	—	.34	9.57	.47		10,458.70			.70		3.17		.90		2.97		49
2016	9.57	.31	(c)	.08	.39	.32	—	.32	9.64	4.14		11,456.70			.70		3.27		.83		3.14		38
2017(l)	9.64	.17	(c)	.03	.20	.18	—	.18	9.66	2.05	††	20,263.70		†	.70	†	3.52	†	.86	†	3.36	†	35	††

250	251

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
																			Assets Before Expenses
						Less Distributions							Ratio to Average						Waived, Assumed
		Investment Operations				from							Net Assets**						or Reimbursed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		Income		Rate
FUND FOR INCOME
Class A
2012	$2.35	$.16		$ .25	$ .41	$.16	—	$.16	$2.60	17.79%		$602,370	1.26%		1.26%		6.01%		1.29%		5.98%		54%
2013	2.60	.15		(.01)	.14	.15	—	.15	2.59	5.55		647,603	1.23		1.23		5.17		1.25		5.15		60
2014	2.59	.12	(c)	.02	.14	.14	—	.14	2.59	5.38		621,618	1.21		1.21		4.67		1.23		4.65		47
2015	2.59	.11	(c)	(.18)	(.07)	.13	—	.13	2.39	(2.85)		567,249	1.21		1.21		4.39		1.23		4.37		47
2016	2.39	.11	(c)	.10	.21	.12	—	.12	2.48	9.07		571,028	1.22		1.22		4.76		1.24		4.74		55
2017(l)	2.48	.06	(c)	.01	.07	.06	—	.06	2.49	2.86	††	566,201	1.21	†	1.21	†	4.57	†	1.23	†	4.55	†	33	††
Class B
2012	2.35	.13		.26	.39	.14	—	.14	2.60	17.01		5,659	1.96		1.96		5.31		1.99		5.28		54
2013	2.60	.13		(.01)	.12	.13	—	.13	2.59	4.84		5,001	1.99		1.99		4.42		2.01		4.40		60
2014	2.59	.10	(c)	.02	.12	.12	—	.12	2.59	4.67		4,690	2.02		2.02		3.86		2.04		3.84		47
2015	2.59	.09	(c)	(.18)	(.09)	.11	—	.11	2.39	(3.65)		3,376	2.01		2.01		3.60		2.03		3.58		47
2016	2.39	.09	(c)	.10	.19	.10	—	.10	2.48	7.99		2,923	2.04		2.05		3.94		2.07		3.92		55
2017(l)	2.48	.05	(c)	.01	.06	.05	—	.05	2.49	2.37	††	2,620	1.96	†	1.96	†	3.82	†	1.98	†	3.80	†	33	††
Advisor Class
2013(j)	2.66	.06		(.05)	.01	.08	—	.08	2.59	.23	††	1	1.03	†	1.03	†	4.59	†	5.13	†	.49	†	60	††
2014	2.59	.12	(c)	.02	.14	.14	—	.14	2.59	5.42		31,132.91			.91		4.83		.93		4.81		47
2015	2.59	.12	(c)	(.18)	(.06)	.14	—	.14	2.39	(2.47)		41,699.93			.93		4.65		.95		4.63		47
2016	2.39	.12	(c)	.10	.22	.13	—	.13	2.48	9.34		68,198.93			.94		5.02		.96		5.00		55
2017(l)	2.48	.06	(c)	.01	.07	.06	—	.06	2.49	2.99	††	62,283.94		†	.94	†	4.83	†	.96	†	4.81	†	33	††
Institutional Class
2013(j)	2.66	.03		(.01)	.02	.08	—	.08	2.60	.66	††	18,575.81		†	.81	†	4.93	†	.83	†	4.91	†	60	††
2014	2.60	.13	(c)	.02	.15	.15	—	.15	2.60	5.59		42,941.78			.78		5.07		.80		5.05		47
2015	2.60	.12	(c)	(.17)	(.05)	.15	—	.15	2.40	(2.28)		51,704.78			.78		4.81		.80		4.79		47
2016	2.40	.12	(c)	.10	.22	.13	—	.13	2.49	9.58		62,340.79			.79		5.19		.81		5.17		55
2017(l)	2.49	.07	(c)	.01	.08	.07	—	.07	2.50	3.10	††	61,881.79		†	.79	†	5.00	†	.81	†	4.98	†	33	††

252	253

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset												Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
Beginning		Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		(Loss)		Rate
GOVERNMENT FUND
Class A
2012	$11.59	$.27		$ .04	$ .31	$.38	—	$.38	$11.52	2.71%		$382,064	1.10%		1.10%		2.28%		1.21%		2.17%		36%
2013	11.52	.17		(.43)	(.26)	.32	—	.32	10.94	(2.29)		355,264	1.10		1.10		1.57		1.21		1.46		101
2014	10.94	.19	(c)	—	.19	.26	—	.26	10.87	1.71		289,928	1.07		1.07		1.76		1.18		1.65		138
2015	10.87	.17	(c)	.04	.21	.25	—	.25	10.83	1.90		265,856	1.08		1.08		1.60		1.19		1.49		82
2016	10.83	.15	(c)	.08	.23	.21	—	.21	10.85	2.16		258,545	1.08		1.08		1.40		1.19		1.29		97
2017(l)	10.85	.07	(c)	(.40)	(.33)	.09	—	.09	10.43	(3.02	)††	240,640	1.10	†	1.10	†	1.39	†	1.21	†	1.28	†	30	†††
Class B
2012	11.57	.17		.07	.24	.30	—	.30	11.51	2.11		6,393	1.80		1.80		1.59		1.91		1.47		36
2013	11.51	.07		(.42)	(.35)	.24	—	.24	10.92	(3.06)		4,717	1.84		1.84		.82		1.95		.71		101
2014	10.92	.10	(c)	(.01)	.09	.17	—	.17	10.84	.86		3,255	1.89		1.89		.94		2.00		.83		138
2015	10.84	.08	(c)	.03	.11	.15	—	.15	10.80	1.04		2,514	1.91		1.91		.78		2.02		.67		82
2016	10.80	.06	(c)	.09	.15	.12	—	.12	10.83	1.38		2,062	1.89		1.90		.59		2.01		.48		97
2017(l)	10.83	.03	(c)	(.40)	(.37)	.05	—	.05	10.41	(3.41	)††	1,446	1.91	†	1.91	†	.57	†	2.02	†	.46	†	30	††
Advisor Class
2013(j)	11.29	.10		(.30)	(.20)	.15	—	.15	10.94	(1.75	)††	1.95		†	.95	†	1.68	†	5.17	†	(2.54	)†	101	††
2014	10.94	.23	(c)	(.04)	.19	.27	—	.27	10.86	1.73		33,699.73			.73		2.06		.84		1.95		138
2015	10.86	.21	(c)	.03	.24	.26	—	.26	10.84	2.21		50,190.78			.78		1.89		.89		1.78		82
2016	10.84	.18	(c)	.09	.27	.24	—	.24	10.87	2.50		64,370.78			.78		1.70		.89		1.59		97
2017(l)	10.87	.09	(c)	(.40)	(.31)	.11	—	.11	10.45	(2.85	)††	69,447.82		†	.82	†	1.67	†	.93	†	1.56	†	30	††
Institutional Class
2013(j)	11.29	.14		(.31)	(.17)	.16	—	.16	10.96	(1.54	)††	4,656.68		†	.68	†	2.14	†	.81	†	2.01	†	101	††
2014	10.96	.24	(c)	(.01)	.23	.29	—	.29	10.90	2.08		10,753.65			.65		2.17		.76		2.06		138
2015	10.90	.22	(c)	.04	.26	.28	—	.28	10.88	2.38		14,027.65			.65		2.03		.76		1.92		82
2016	10.88	.20	(c)	.08	.28	.26	—	.26	10.90	2.62		7,951.65			.65		1.85		.76		1.74		97
2017(l)	10.90	.11	(c)	(.38)	(.27)	.12	—	.12	10.51	(2.48	)††	8,531.68		†	.68	†	2.02	†	.79	†	1.91	†	30	††

254	255

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset								Net				Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment	Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income	Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		(Loss)		Expenses***		(Loss)	Rate
GOVERNMENT CASH MANAGEMENT FUND(e)
Class A
2012	$ 1.00	—		—	—	—	—	—	$ 1.00	0.00%		$135,028.12%			.12%		.00%		1.02%		(.90)%	N/A
2013	1.00	—		—	—	—	—	—	1.00	0.00		130,272.11			.11		.00		.97		(.86)	N/A
2014	1.00	—		—	—	—	—	—	1.00	0.00		108,088.08			.08		.00		1.02		(.94)	N/A
2015	1.00	—		—	—	—	—	—	1.00	0.00		109,566.10			.10		.00		1.08		(.98)	N/A
2016	1.00	—		—	—	—	—	—	1.00	0.00		122,037.33			.33		.00		1.05		(.72)	N/A
2017(l)	1.00	—		—	—	—	—	—	1.00	0.00	††	131,430.47		†	.47	†	.00	†	1.01	†	(.54 )†	N/A
Class B
2012	1.00	—		—	—	—	—	—	1.00	0.00		896.12			.12		.00		1.77		(1.65)	N/A
2013	1.00	—		—	—	—	—	—	1.00	0.00		571.12			.12		.00		1.72		(1.60)	N/A
2014	1.00	—		—	—	—	—	—	1.00	0.00		404.08			.08		.00		1.64		(1.56)	N/A
2015	1.00	—		—	—	—	—	—	1.00	0.00		287.10			.10		.00		1.72		(1.62)	N/A
2016	1.00	—		—	—	—	—	—	1.00	0.00		248.33			.33		.00		1.77		(1.44)	N/A
2017(l)	1.00	—		—	—	—	—	—	1.00	0.00	††	233.47		†	.47	†	.00	†	1.76	†	(1.29)†	N/A
Institutional Class
2013(j)	1.00	—		—	—	—	—	—	1.00	0.00	††	1.15		†	.15	†	.00	†	2.60	†	(2.45)†	N/A
2014	1.00	—		—	—	—	—	—	1.00	0.00		2,595.08			.08		.00		.66		(.58)	N/A
2015	1.00	—		—	—	—	—	—	1.00	0.00		2,267.10			.10		.00		.67		(.57)	N/A
2016	1.00	—		—	—	—	—	—	1.00	0.00		2,844.33			.33		.00		.68		(.35)	N/A
2017(l)	1.00	—		—	—	—	—	—	1.00	0.00	††	2,864.47		†	.47	†	.00	†	.68	†	(.21 )†	N/A
INTERNATIONAL OPPORTUNITIES BOND FUND
Class A
2012(k)	$10.00	$.01		$ .23	$ .24	$.02	$ —	$.02	$10.22	2.35	%††	$19,563	1.30	%†	1.30	%†	1.10	%†	9.76	%†	(6.12)%†	5	%††
2013	10.22	.25		(.32)	(.07)	.30	.01	.31	9.84	(.72)		99,161	1.30		1.30		.68		1.83		.15	53
2014	9.84	.21	(c)	.07	.28	.27	—	.27	9.85	2.84		80,197	1.30		1.30		2.06		1.41		1.95	76
2015	9.85	.12	(c)	(1.06)	(.94)	.28	—	.28	8.63	(9.72)		69,394	1.30		1.30		1.29		1.38		1.21	61
2016	8.63	.20	(c)	.51	.71	.13	—	.13	9.21	8.30		65,456	1.38		1.38		2.29		1.41		2.26	72
2017(l)	9.21	.09	(c)	(.30)	(.21)	—	—	—	9.00	(2.28	)††	59,113	1.43	†	1.43	†	2.23	†	N/A		N/A	41	††
Advisor Class
2013(j)	10.23	.08		(.31)	(.23)	.15	—	.15	9.85	(2.26	)††	1	1.07	†	1.07	†	(1.43	)†	5.23	†	(5.59)†	53	††
2014	9.85	.24	(c)	.04	.28	.28	—	.28	9.85	2.81		33,851	1.10		1.10		2.21		N/A		N/A	76
2015	9.85	.14	(c)	(1.06)	(.92)	.29	—	.29	8.64	(9.51)		50,912	1.04		1.04		1.56		N/A		N/A	61
2016	8.64	.23	(c)	.51	.74	.13	—	.13	9.25	8.70		50,749	1.08		1.08		2.60		N/A		N/A	72
2017(l)	9.25	.11	(c)	(.31)	(.20)	—	—	—	9.05	(2.16	)††	59,208	1.14	†	1.14	†	2.53	†	N/A		N/A	41	††
Institutional Class
2013(j)	10.23	.12		(.35)	(.23)	.15	—	.15	9.85	(2.26	)††	6,998.96		†	.96	†	(1.31	)†	N/A		N/A	53	††
2014	9.85	.25	(c)	.06	.31	.28	—	.28	9.88	3.19		16,014.93			.93		2.43		N/A		N/A	76
2015	9.88	.17	(c)	(1.08)	(.91)	.30	—	.30	8.67	(9.36)		19,097.90			.90		1.69		N/A		N/A	61
2016	8.67	.24	(c)	.52	.76	.14	—	.14	9.29	8.85		8,289.93			.93		2.75		N/A		N/A	72
2017(l)	9.29	.12	(c)	(.31)	(.19)	—	—	—	9.10	(2.05	)††	8,570.95		†	.95	†	2.67	†	N/A		N/A	41	††

256	257

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset												Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		(Loss)		Rate
INVESTMENT GRADE FUND
Class A
2012	$ 9.62	$ .38		$ .68	$1.06	$.41	—	$.41	$10.27	11.22%		$531,896	1.08%		1.08%		3.54%		1.19%		3.43%		40%
2013	10.27	.35		(.46)	(.11)	.38	—	.38	9.78	(1.10)		543,955	1.07		1.07		3.20		1.18		3.09		33
2014	9.78	.31	(c)	.22	.53	.39	—	.39	9.92	5.50		475,090	1.05		1.05		3.11		1.16		3.00		49
2015	9.92	.28	(c)	(.17)	.11	.39	—	.39	9.64	1.12		458,704	1.04		1.04		2.85		1.15		2.74		36
2016	9.64	.27	(c)	.35	.62	.36	—	.36	9.90	6.55		477,010	1.04		1.05		2.78		1.15		2.68		37
2017(l)	9.90	.13	(c)	(.31)	(.18)	.17	—	.17	9.55	(1.87	)††	462,193	1.05	†	1.05	†	2.76	†	1.16	†	2.65	†	25	††
Class B
2012	9.62	.32		.66	.98	.34	—	.34	10.26	10.41		8,036	1.78		1.78		2.84		1.89		2.74		40
2013	10.26	.27		(.45)	(.18)	.32	—	.32	9.76	(1.82)		6,161	1.84		1.84		2.42		1.94		2.32		33
2014	9.76	.22	(c)	.22	.44	.33	—	.33	9.87	4.53		4,727	1.92		1.92		2.24		2.03		2.13		49
2015	9.87	.20	(c)	(.17)	.03	.33	—	.33	9.57	.27		3,623	1.92		1.92		1.98		2.03		1.87		36
2016	9.57	.19	(c)	.34	.53	.27	—	.27	9.83	5.61		2,907	1.92		1.92		1.91		2.03		1.80		37
2017(l)	9.83	.09	(c)	(.32)	(.23)	.11	—	.11	9.49	(2.30	)††	2,521	1.90	†	1.90	†	1.90	†	2.01	†	1.79	†	25	††
Advisor Class
2013(j)	10.23	.08		(.34)	(.26)	.19	—	.19	9.78	(2.53	)††	1.95		†	.95	†	2.64	†	5.17	†	(1.58	)†	33	††
2014	9.78	.34	(c)	.20	.54	.40	—	.40	9.92	5.61		44,351.69			.69		3.38		.80		3.27		49
2015	9.92	.31	(c)	(.16)	.15	.40	—	.40	9.67	1.53		63,614.73			.73		3.17		.84		3.06		36
2016	9.67	.30	(c)	.34	.64	.37	—	.37	9.94	6.78		83,659.74			.74		3.08		.85		2.97		37
2017(l)	9.94	.14	(c)	(.30)	(.16)	.18	—	.18	9.60	(1.63	)††	92,381.74		†	.74	†	3.07	†	.85	†	2.96	†	25	††
Institutional Class
2013(j)	10.23	.14		(.38)	(.24)	.20	—	.20	9.79	(2.37	)††	9,326.66		†	.66	†	3.06	†	.77	†	2.95	†	33	††
2014	9.79	.35	(c)	.23	.58	.43	—	.43	9.94	5.98		22,269.63			.63		3.51		.74		3.40		49
2015	9.94	.32	(c)	(.17)	.15	.43	—	.43	9.66	1.48		15,025.63			.63		3.26		.74		3.15		36
2016	9.66	.31	(c)	.35	.66	.40	—	.40	9.92	6.97		31,395.63			.63		3.17		.74		3.06		37
2017(l)	9.92	.15	(c)	(.31)	(.16)	.19	—	.19	9.57	(1.65	)††	29,550.64		†	.64	†	3.17	†	.75	†	3.06	†	25	††

258	259

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

				PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized						Net Asset								Net				Net
	Value,	Investment		and Unrealized	Total from	Net	Net			Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized		Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gain		Distributions	Period	Return*		(in thousands)	Credits		Credits***		(Loss)		Expenses***		(Loss)		Rate
LIMITED DURATION HIGH QUALITY BOND FUND
Class A
2014(g)	$10.00	$ —	(c)	$ (.05)	$ (.05)	$.06	—		$.06	$9.89	(.50	)%††	$ 8,911	1.05	%†	1.05	%†	.15	%†	3.37	%†	(2.17	)%†	19	%††
2015	9.89	.03	(c)	.04	.07	.20	—		.20	9.76	.67		26,852	1.05		1.05		.37		1.32		.10		57
2016	9.76	(.03	)(c)	.15	.12	.22	—		.22	9.66	1.21		48,342	1.05		1.05		(.25)		1.23		(.43)		54
2017(l)	9.66	.04	(c)	(.11)	(.07)	.11	—		.11	9.48	(.74	)††	59,188	1.05	†	1.05	†	.79	†	1.21	†	.63	†	27	††
Advisor Class
2014(g)	10.00	.02	(c)	(.05)	(.03)	.06	—		.06	9.91	(.28	)††	25,649.75		†	.75	†	.46	†	1.02	†	.19	†	19	††
2015	9.91	.06	(c)	.05	.11	.22	—		.22	9.80	1.08		40,502.75			.75		.66		1.09		.32		57
2016	9.80	—	(c)	.14	.14	.25	—		.25	9.69	1.47		50,645.75			.75		.04		1.01		(.22)		54
2017(l)	9.69	.05	(c)	(.11)	(.06)	.12	—		.12	9.51	(.59	)††	55,152.75		†	.75	†	1.09	†	1.00	†	.84	†	27	††
Institutional Class
2014(g)	10.00	.02	(c)	(.03)	(.01)	.07	—		.07	9.92	(.14	)††	5,125.60		†	.60	†	.53	†	3.32	†	(2.19	)†	19	††
2015	9.92	.08	(c)	.04	.12	.23	—		.23	9.81	1.21		6,747.60			.60		.81		.92		.49		57
2016	9.81	.02	(c)	.14	.16	.27	—		.27	9.70	1.64		22,296.60			.60		.20		.82		(.02)		54
2017(l)	9.70	.06	(c)	(.11)	(.05)	.13	—		.13	9.52	(.52	)††	23,392.60		†	.60	†	1.24	†	.81	†	1.03	†	27	††
STRATEGIC INCOME FUND
Class A
2013(i)	$10.00	$ .14	(a)	$(.23)	$(.09)	$.13	$ —		$.13	$9.78	(.87	)%††	$ 47,344	1.30	%†(b)	1.30	%†(b)	2.88	%†(a)	2.10		2.08	%†(a)	19	%††
2014	9.78	.32	(a)(c)	.12	.44	.28	.00	(d)	.28	9.94	4.55		101,540.80		(b)	.80	(b)	3.18	(a)	.68	(b)	3.30	(a)	20
2015	9.94	.34	(a)(c)	(.57)	(.23)	.34	.07		.41	9.30	(2.37)		131,734.59		(b)	.59	(b)	3.55	(a)	N/A		N/A		40
2016	9.30	.30	(a)(c)	.22	.52	.32	.02		.34	9.48	5.64		149,190.58		(b)	.58	(b)	3.19	(a)	N/A		N/A		49
2017(l)	9.48	.15	(a)(c)	(.06)	.09	.13	—		.13	9.44	.99	††	158,180.57		(b)†	.58	(b)†	3.18	(a)†	N/A		N/A		19	††
Advisor Class
2013(i)	10.00	.14	(a)	(.22)	(.08)	.15	—		.15	9.77	(.79	)††	1	1.00	†(b)	1.00	†(b)	2.89	†(a)	14.79	†(b)	(10.90)	†(a)	19	††
2014	9.77	.36	(a)(c)	.11	.47	.32	.00	(d)	.32	9.92	4.82		323.36		(b)	.36	(b)	3.62	(a)	.29	(b)	3.69	(a)	20
2015	9.92	.38	(a)(c)	(.56)	(.18)	.38	.07		.45	9.29	(1.93)		306.19		(b)	.19	(b)	3.95	(a)	N/A		N/A		40
2016	9.29	.33	(a)(c)	.23	.56	.36	.02		.38	9.47	6.14		415.17		(b)	.17	(b)	3.59	(a)	N/A		N/A		49
2017(l)	9.47	.17	(a)(c)	(.06)	.11	.15	—		.15	9.43	1.22	††	696.15		(b)†	.16	(b)†	3.59	(a)†	N/A		N/A		19	††

260	See notes to financial statements	261

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Based on average shares during the period.
(d)	Due to rounding, amount is less than .005 per share.
(e)	Prior to October 3, 2016, known as Cash Management Fund.
(f)	For the period October 1, 2015 (commencement of operations) to September 30, 2016.
(g)	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
(h)	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
(i)	For the period April 3, 2013 (commencement of operations) to September 30, 2013.
(j)	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(k)	For the period August 20, 2012 (commencement of operations) to September 30, 2012.
(l)	For the period October 1, 2016 to March 31, 2017.

This page left intentionally blank.

262	263

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset												Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		(Loss)		Rate
COVERED CALL STRATEGY FUND
Class A
2016(e)	$10.00	$.06	(a)	$ .33	$ .39	$.03	$ —	$.03	$10.36	3.94	%††	$ 48,514	1.30	%†	1.30	%†	1.19	%†	1.73	%†	.76	%†	83	%††
2017(i)	10.36	.06	(a)	.55	.61	.05	.02	.07	10.90	5.82	††	122,682	1.30	†	1.30	†	1.13	†	1.45	†	.98	†	93	††
Advisor Class
2016(e)	10.00	.08	(a)	.32	.40	.06	—	.06	10.34	4.05	††	39,129.97		†	.97	†	1.64	†	1.50	†	1.11	†	83	††
2017(i)	10.34	.08	(a)	.55	.63	.08	.02	.10	10.87	6.04	††	68,491.97		†	.97	†	1.46	†	1.16	†	1.27	†	93	††
Institutional Class
2016(e)	10.00	.09	(a)	.33	.42	.07	—	.07	10.35	4.18	††	4,214.84		†	.84	†	1.76	†	1.25	†	1.35	†	83	††
2017(i)	10.35	.09	(a)	.54	.63	.08	.02	.10	10.88	6.10	††	6,381.84		†	.84	†	1.63	†	1.06	†	1.41	†	93	††
EQUITY INCOME FUND(h)
Class A
2012	$ 6.20	$.13		$1.44	$1.57	$.10	$ —	$.10	$ 7.67	25.36%		$ 392,001	1.33%		1.33%		1.75%		N/A		N/A		38%
2013	7.67	.14		1.32	1.46	.14	—	.14	8.99	19.14		475,422	1.28		1.28		1.66		N/A		N/A		32
2014	8.99	.13	(a)	1.16	1.29	.14	.15	.29	9.99	14.48		510,981	1.21		1.22		1.33		N/A		N/A		27
2015	9.99	.15	(a)	(.54)	(.39)	.15	.46	.61	8.99	(4.31)		485,342	1.21		1.21		1.52		N/A		N/A		23
2016	8.99	.16	(a)	1.08	1.24	.16	.35	.51	9.72	14.16		529,327	1.22		1.22		1.72		N/A		N/A		22
2017(i)	9.72	.08	(a)	.71	.79	.10	.18	.28	10.23	8.13	††	552,205	1.21	†	1.21	†	1.64	†	N/A		N/A		8	††
Class B
2012	6.10	.08		1.42	1.50	.05	—	.05	7.55	24.56		6,939	2.03		2.03		1.02		N/A		N/A		38
2013	7.55	.09		1.28	1.37	.08	—	.08	8.84	18.21		6,337	2.05		2.05		.90		N/A		N/A		32
2014	8.84	.05	(a)	1.13	1.18	.05	.15	.20	9.82	13.49		5,721	2.06		2.06		.49		N/A		N/A		27
2015	9.82	.06	(a)	(.53)	(.47)	.07	.46	.53	8.82	(5.16)		3,847	2.06		2.06		.67		N/A		N/A		23
2016	8.82	.08	(a)	1.06	1.14	.09	.35	.44	9.52	13.20		3,446	2.07		2.07		.87		N/A		N/A		22
2017(i)	9.52	.04	(a)	.70	.74	.06	.18	.24	10.02	7.79	††	3,211	2.03	†	2.03	†	.82	†	N/A		N/A		8	††
Advisor Class
2013(g)	8.40	.08		.58	.66	.07	—	.07	8.99	7.87	††	1	1.01	†	1.01	†	1.78	†	4.68	%†	(1.89	)%†	32	††
2014	8.99	.17	(a)	1.13	1.30	.15	.15	.30	9.99	14.57		32,160.81			.81		1.71		N/A		N/A		27
2015	9.99	.19	(a)	(.55)	(.36)	.17	.46	.63	9.00	(3.96)		38,482.84			.84		1.90		N/A		N/A		23
2016	9.00	.20	(a)	1.08	1.28	.19	.35	.54	9.74	14.63		54,576.85			.85		2.08		N/A		N/A		22
2017(i)	9.74	.10	(a)	.70	.80	.11	.18	.29	10.25	8.29	††	65,506.85		†	.85	†	2.00	†	N/A		N/A		8	††
Institutional Class
2013(g)	8.40	.04		.63	.67	.05	—	.05	9.02	7.95	††	4,717.86		†	.86	†	1.74	†	.86	†	1.74	†	32	††
2014	9.02	.17	(a)	1.16	1.33	.17	.15	.32	10.03	14.88		7,399.80			.80		1.76		N/A		N/A		27
2015	10.03	.19	(a)	(.55)	(.36)	.17	.46	.63	9.04	(3.97)		9,773.81			.81		1.93		N/A		N/A		23
2016	9.04	.20	(a)	1.09	1.29	.20	.35	.55	9.78	14.67		2,448.78			.78		2.08		N/A		N/A		22
2017(i)	9.78	.11	(a)	.70	.81	.11	.18	.29	10.30	8.35	††	2,286.81		†	.81	†	2.10	†	N/A		N/A		8	††

264	265

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions								Ratio to Average					Assets Before Expenses
		Investment Operations				from								Net Assets**					Waived or Assumed
	Net Asset	Net		Net Realized						Net Asset								Net			Net
	Value,	Investment		and Unrealized	Total from	Net		Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment			Investment	Portfolio
	Beginning	Income		Gain on	Investment	Investment		Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income			Income	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		(Loss)	Expenses***		(Loss)	Rate
GLOBAL FUND
Class A
2012	$5.54	$ .03		$1.24	$1.27	$.02		$ —	$ .02	$6.79	22.88%		$283,328	1.68%		1.69%		.44%	1.70%		.42%	94%
2013	6.79	.05		1.20	1.25	.03		—	.03	8.01	18.56		317,329	1.60		1.61		.66	1.62		.65	92
2014	8.01	—	(a)	.80	.80	.04		.11	.15	8.66	10.00		332,416	1.49		1.49		.03	1.54		(.02)	154
2015	8.66	—	(a)	.11	.11	—		1.51	1.51	7.26	.87		331,382	1.47		1.47		(.01)	1.52		(.06)	97
2016	7.26	.01	(a)	.43	.44	.00	(b)	.40	.40	7.30	6.03		339,956	1.47		1.47		.09	1.52		.04	94
2017(i)	7.30	(.01	)(a)	.60	.59	.01		—	.01	7.88	8.11	††	354,796	1.46	†	1.46	†	(.14 )†	1.51	†	(.19 )†	61	††
Class B
2012	4.81	(.09)		1.15	1.06	.01		—	.01	5.86	21.99		4,388	2.38		2.39		(.27)	2.40		(.29)	94
2013	5.86	(.07)		1.09	1.02	.02		—	.02	6.86	17.55		4,419	2.36		2.36		(.10)	2.38		(.12)	92
2014	6.86	(.06	)(a)	.69	.63	—		.11	.11	7.38	9.18		4,023	2.31		2.31		(.79)	2.36		(.84)	154
2015	7.38	(.05	)(a)	.10	.05	—		1.51	1.51	5.92	.09		3,405	2.28		2.28		(.82)	2.33		(.87)	97
2016	5.92	(.04	)(a)	.36	.32	—		.40	.40	5.84	5.29		2,937	2.27		2.27		(.72)	2.32		(.77)	94
2017(i)	5.84	(.03	)(a)	.47	.44	.00	(b)	—	.00	6.28	7.56	††	2,756	2.25	†	2.25	†	(.94 )†	2.30	†	(.99 )†	61	††
Advisor Class
2013(g)	7.28	.06		.67	.73	—		—	—	8.01	10.03	††	1	1.27	†	1.27	†	1.46 †	4.88	†	(2.15)†	92	††
2014	8.01	—	(a)	.82	.82	—		.11	.11	8.72	10.24		66,590	1.06		1.06		.53	1.11		.48	154
2015	8.72	.03	(a)	.12	.15	—		1.51	1.51	7.36	1.37		114,556	1.06		1.06		.43	1.11		.38	97
2016	7.36	.04	(a)	.44	.48	.01		.40	.41	7.43	6.48		169,088	1.05		1.05		.53	1.10		.48	94
2017(i)	7.43	.01	(a)	.60	.61	.02		—	.02	8.02	8.20	††	201,554	1.05	†	1.05	†	.27 †	1.10	†	.22 †	61	††
Institutional Class
2013(g)	7.28	.06		.68	.74	—		—	—	8.02	10.17	††	1	1.14	†	1.14	†	1.55 †	4.59	†	(1.90)†	92	††
2014	8.02	—	(a)	.84	.84	—		.11	.11	8.75	10.48		3,001	1.03		1.03		.48	1.08		.43	154
2015	8.75	.04	(a)	.11	.15	—		1.51	1.51	7.39	1.37		2,955	1.02		1.02		.45	1.07		.40	97
2016	7.39	.04	(a)	.45	.49	.01		.40	.41	7.47	6.61		3,288	1.01		1.01		.55	1.06		.50	94
2017(i)	7.47	.01	(a)	.60	.61	.02		—	.02	8.06	8.18	††	3,453	1.01	†	1.01	†	.31 †	1.06	†	.26 †	61	††

266	267

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		Loss		Rate
GROWTH & INCOME FUND
Class A
2012	$12.78	$.21		$ 3.81	$ 4.02	$.14	$ —	$ .14	$16.66	31.60%		$1,225,684	1.29%		1.29%		1.35%		N/A		N/A		22%
2013	16.66	.20		3.90	4.10	.22	—	.22	20.54	24.86		1,538,582	1.22		1.22		1.11		N/A		N/A		20
2014	20.54	.18	(a)	2.92	3.10	.20	.68	.88	22.76	15.26		1,632,920	1.15		1.15		.80		N/A		N/A		22
2015	22.76	.20	(a)	(1.37)	(1.17)	.19	1.05	1.24	20.35	(5.62)		1,496,803	1.15		1.15		.89		N/A		N/A		23
2016	20.35	.26	(a)	2.07	2.33	.24	.93	1.17	21.51	11.72		1,588,423	1.16		1.16		1.28		N/A		N/A		23
2017(i)	21.51	.13	(a)	1.42	1.55	.21	.75	.96	22.10	7.40	††	1,632,735	1.15	†	1.15	†	1.16	†	N/A		N/A		9	††
Class B
2012	12.01	.10		3.58	3.68	.05	—	.05	15.64	30.71		27,306	1.99		1.99		.63		N/A		N/A		22
2013	15.64	.06		3.67	3.73	.11	—	.11	19.26	24.02		27,762	1.96		1.96		.37		N/A		N/A		20
2014	19.26	—	(a)	2.73	2.73	—	.68	.68	21.31	14.32		25,497	1.93		1.93		.02		N/A		N/A		22
2015	21.31	.02	(a)	(1.27)	(1.25)	.04	1.05	1.09	18.97	(6.33)		19,316	1.93		1.93		.11		N/A		N/A		23
2016	18.97	.10	(a)	1.91	2.01	.08	.93	1.01	19.97	10.82		17,047	1.94		1.94		.50		N/A		N/A		23
2017(i)	19.97	.04	(a)	1.32	1.36	.13	.75	.88	20.45	7.02	††	15,526	1.93	†	1.93	†	.38	†	N/A		N/A		9	††
Advisor Class
2013(g)	18.49	.13		2.00	2.13	.08	—	.08	20.54	11.53	††	1.97		†	.97	†	1.31	†	4.60	%†	(2.32)	%†	20	††
2014	20.54	.27	(a)	2.91	3.18	.20	.68	.88	22.84	15.67		123,039.74			.74		1.17		N/A		N/A		22
2015	22.84	.29	(a)	(1.38)	(1.09)	.24	1.05	1.29	20.46	(5.24)		141,229.75			.75		1.29		N/A		N/A		23
2016	20.46	.35	(a)	2.08	2.43	.29	.93	1.22	21.67	12.18		132,486.77			.77		1.68		N/A		N/A		23
2017(i)	21.67	.17	(a)	1.43	1.60	.23	.75	.98	22.29	7.59	††	155,800.79		†	.79	†	1.53	†	N/A		N/A		9	††
Institutional Class
2013(g)	18.49	.15		2.00	2.15	.09	—	.09	20.55	11.64	††	1.78		†	.78	†	1.50	†	4.19	†	(1.91	)†	20	††
2014	20.55	.27	(a)	2.92	3.19	.28	.68	.96	22.78	15.75		9,746.74			.74		1.21		N/A		N/A		22
2015	22.78	.29	(a)	(1.39)	(1.10)	.24	1.05	1.29	20.39	(5.27)		9,380.75			.75		1.29		N/A		N/A		23
2016	20.39	.35	(a)	2.07	2.42	.30	.93	1.23	21.58	12.18		10,596.74			.74		1.70		N/A		N/A		23
2017(i)	21.58	.17	(a)	1.44	1.61	.25	.75	1.00	22.19	7.64	††	10,574.75		†	.75	†	1.57	†	N/A		N/A		9	††

268	269

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
		Investment Operations				from								Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized						Net Asset								Net
	Value,	Investment		and Unrealized	Total from	Net		Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Net		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment		Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Investment		Turnover
	of Period	(Loss)		Investments	Operations	Income		Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		(Loss)		Expenses***		Loss		Rate
HEDGED U.S. EQUITY OPPORTUNITIES FUND
Class A
2016(d)	$10.00	$ —	(a)	$ (.09)	$ (.09)	$ —		—	$ —	$ 9.91	(.90	)%††	$ 9,265	1.75	%†	1.75	%†	(.02	)%†	4.24	%†	(2.51	)%†	7	%††
2017(i)	9.91	(.01	)(a)	.45	.44	—		—	—	10.35	4.44	††	34,618	1.75	†	1.75	†	(.21	)†	1.97	†	(.43	)†	35	††
Advisor Class
2016(d)	10.00	—	(a)	(.09)	(.09)	—		—	—	9.91	(.90	)††	24,539	1.42	†	1.42	†	.26	†	3.37	†	(1.69	)†	7	††
2017(i)	9.91	—	(a)	.46	.46	.00	(b)	—	.00	10.37	4.67	††	34,010	1.42	†	1.42	†	.10	†	1.55	†	(.03	)†	35	††
Institutional Class
2016(d)	10.00	.01	(a)	(.10)	(.09)	—		—	—	9.91	(.90	)††	99	1.31	†	1.31	†	.30	†	3.24	†	(1.63	)†	7	††
2017(i)	9.91	.01	(a)	.46	.47	.00	(b)	—	.00	10.38	4.76	††	373	1.31	†	1.31	†	.22	†	1.47	†	.06	†	35	††
INTERNATIONAL FUND
Class A
2012	$ 9.54	$ .10		$ 2.20	$ 2.30	$ .16		—	$ .16	$11.68	24.34%		$165,797	1.82%		1.82%		.86%		N/A		N/A		41%
2013	11.68	.04		.81	.85	—		—	—	12.53	7.28		215,873	1.71		1.71		.34		N/A		N/A		31
2014	12.53	.05	(a)	.50	.55	.02		—	.02	13.06	4.43		193,174	1.66		1.66		.39		N/A		N/A		34
2015	13.06	.05	(a)	(.41)	(.36)	.05		—	.05	12.65	(2.78)		194,991	1.64		1.64		.40		N/A		N/A		27
2016	12.65	.06	(a)	1.05	1.11	.05		—	.05	13.71	8.80		209,205	1.61		1.61		.45		N/A		N/A		28
2017(i)	13.71	(.01	)(a)	.29	.28	.07		—	.07	13.92	2.09	††	208,084	1.61	†	1.61	†	(.12	)†	N/A		N/A		24	††
Class B
2012	9.24	(.04)		2.19	2.15	.14		—	.14	11.25	23.50		3,328	2.52		2.52		(.02)		N/A		N/A		41
2013	11.25	(.11)		.84	.73	—		—	—	11.98	6.49		3,200	2.46		2.46		(.45)		N/A		N/A		31
2014	11.98	(.05	)(a)	.47	.42	—		—	—	12.40	3.51		2,893	2.49		2.49		(.42)		N/A		N/A		34
2015	12.40	(.06	)(a)	(.38)	(.44)	—		—	—	11.96	(3.55)		2,094	2.47		2.47		(.49)		N/A		N/A		27
2016	11.96	(.06	)(a)	1.00	.94	.03		—	.03	12.87	7.83		1,607	2.45		2.45		(.45)		N/A		N/A		28
2017(i)	12.87	(.06	)(a)	.28	.22	.05		—	.05	13.04	1.72	††	1,384	2.42	†	2.42	†	(.97	)†	N/A		N/A		24	††
Advisor Class
2013(g)	12.79	.06		(.30)	(.24)	—		—	—	12.55	(1.88	)††	1	1.45	†	1.45	†	.97	†	5.30	%†	(2.88	)%†	31	††
2014	12.55	.14	(a)	.44	.58	—		—	—	13.13	4.62		35,249	1.27		1.27		.98		N/A		N/A		34
2015	13.13	.11	(a)	(.43)	(.32)	.05		—	.05	12.76	(2.45)		57,623	1.24		1.24		.83		N/A		N/A		27
2016	12.76	.11	(a)	1.06	1.17	.06		—	.06	13.87	9.22		81,525	1.23		1.24		.85		N/A		N/A		28
2017(i)	13.87	.02	(a)	.29	.31	.08		—	.08	14.10	2.29	††	96,311	1.20	†	1.20	†	.32	†	N/A		N/A		24	††
Institutional Class
2013(g)	12.79	.08		(.31)	(.23)	—		—	—	12.56	(1.80	)††	1	1.19	†	1.19	†	1.23	†	4.84	†	(2.42	)†	31	††
2014	12.56	.12	(a)	.51	.63	—		—	—	13.19	5.02		2,357	1.17		1.17		.93		N/A		N/A		34
2015	13.19	.12	(a)	(.43)	(.31)	.10		—	.10	12.78	(2.33)		2,347	1.14		1.14		.89		N/A		N/A		27
2016	12.78	.13	(a)	1.07	1.20	.07		—	.07	13.91	9.39		2,695	1.12		1.12		.95		N/A		N/A		28
2017(i)	13.91	.03	(a)	.28	.31	.09		—	.09	14.13	2.29	††	2,625	1.10	†	1.10	†	.39	†	N/A		N/A		24	††

270	271

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTA L DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset								Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Net		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Investment		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		(Loss)		Expenses***		Loss		Rate
LONG SHORT FUND
Class A
2017(c)	$10.00	$(.05	)(a)	$ .33	$ .28	—	—	—	$ 10.28	2.80	%††	$ 4,901	3.38	%†	3.38	%†	(1.52	)%†	4.38	%†	(2.52	)%†	45	%††
Advisor Class
2017(c)	10.00	(.08	)(a)	.38	.30	—	—	—	10.30	3.00	††	9,678	2.79	†	2.79	†	(1.54	)†	3.65	†	(2.40	)†	45	††
Institutional Class
2017(c)	10.00	(.07	)(a)	.37	.30	—	—	—	10.30	3.00	††	103	2.66	†	2.66	†	(1.41	)†	3.59	†	(2.34	)†	45	††
OPPORTUNITY FUND
Class A
2012	$24.07	$ .26		$6.10	$6.36	$.17	$ .89	$1.06	$29.37	26.99%		$529,886	1.35%		1.35%		.94%		N/A		N/A		36%
2013	29.37	.18		9.64	9.82	.26	.80	1.06	38.13	34.47		726,942	1.28		1.28		.56		N/A		N/A		40
2014	38.13	.07	(a)	5.29	5.36	.16	2.43	2.59	40.90	14.20		805,113	1.20		1.20		.16		N/A		N/A		34
2015	40.90	.04	(a)	(.39)	(.35)	.06	2.70	2.76	37.79	(1.16)		818,955	1.20		1.20		.11		N/A		N/A		37
2016	37.79	.20	(a)	2.52	2.72	.04	3.18	3.22	37.29	7.39		880,274	1.22		1.22		.54		N/A		N/A		36
2017(i)	37.29	.06	(a)	2.91	2.97	.22	1.35	1.57	38.69	8.13	††	933,355	1.20	†	1.21	†	.34	†	N/A		N/A		19	††
Class B
2012	20.85	.01		5.31	5.32	.13	.89	1.02	25.15	26.12		13,129	2.05		2.05		.15		N/A		N/A		36
2013	25.15	(.12)		8.26	8.14	.22	.80	1.02	32.27	33.49		13,677	2.02		2.02		(.18)		N/A		N/A		40
2014	32.27	(.21	)(a)	4.47	4.26	—	2.43	2.43	34.10	13.32		12,145	1.99		1.99		(.63)		N/A		N/A		34
2015	34.10	(.23	)(a)	(.29)	(.52)	—	2.70	2.70	30.88	(1.94)		9,691	1.97		1.97		(.67)		N/A		N/A		37
2016	30.88	(.07	)(a)	2.05	1.98	—	3.18	3.18	29.68	6.58		8,606	1.99		1.99		(.22)		N/A		N/A		36
2017(i)	29.68	(.06	)(a)	2.30	2.24	.18	1.35	1.53	30.39	7.72	††	7,930	1.96	†	1.96	†	(.42	)†	N/A		N/A		19	††
Advisor Class
2013(g)	33.13	.16		4.89	5.05	—	—	—	38.18	15.24	††	1.98		†	.98	†	.91	†	4.48	%†	(2.59	)%†	40	††
2014	38.18	.23	(a)	5.22	5.45	—	2.43	2.43	41.20	14.43		35,733.90			.90		.51		N/A		N/A		34
2015	41.20	.16	(a)	(.40)	(.24)	.08	2.70	2.78	38.18	(.87)		48,322.91			.91		.40		N/A		N/A		37
2016	38.18	.30	(a)	2.56	2.86	.07	3.18	3.25	37.79	7.69		73,477.93			.93		.83		N/A		N/A		36
2017(i)	37.79	.12	(a)	2.95	3.07	.24	1.35	1.59	39.27	8.30	††	88,552.91		†	.91	†	.64	†	N/A		N/A		19	††
Institutional Class
2013(g)	33.13	.19		4.89	5.08	—	—	—	38.21	15.33	††	1.85		†	.85	†	1.06	†	4.17	†	(2.26	)†	40	††
2014	38.21	.24	(a)	5.30	5.54	.17	2.43	2.60	41.15	14.66		3,838.79			.79		.58		N/A		N/A		34
2015	41.15	.22	(a)	(.40)	(.18)	.20	2.70	2.90	38.07	(.74)		4,228.78			.78		.52		N/A		N/A		37
2016	38.07	.36	(a)	2.54	2.90	.08	3.18	3.26	37.71	7.84		4,975.79			.79		.98		N/A		N/A		36
2017(i)	37.71	.15	(a)	2.95	3.10	.26	1.35	1.61	39.20	8.39	††	5,388.78		†	.78	†	.76	†	N/A		N/A		19	††

272	273

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA										RATIOS / SUPPLEMENTAL DATA
																					Ratio to Average Net
						Less Distributions									Ratio to Average						Assets Before Expenses
		Investment Operations				from									Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized							Net Asset								Net				Net
	Value,	Investment		and Unrealized	Total from	Net		Net			Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment		Realized	Total		End of	Total		End of Period	After Fee		Before Fee		Income				Income		Turnover
	of Period	(Loss)		Investments	Operations	Income		Gain	Distributions		Period	Return*		(in thousands)	Credits		Credits***		(Loss)		Expenses***		(Loss)		Rate
REAL ESTATE FUND
Class A
2015(f)	$10.00	$ .09	(a)	$(1.06)	$(.97)	$.07		$ —	$ .07		$ 8.96	(9.67	%††	$ 11,410	1.45	%†	1.45	%†	1.99	%†	2.31	%†	1.13	%†	18	%††
2016	8.96	.24	(a)	1.11	1.35	.18		.02	.20		10.11	15.19		27,741	1.45		1.45		2.47		1.54		2.38		31
2017(i)	10.11	.15	(a)	(.38)	(.23)	.09		.14	.23		9.65	(2.18	)††	38,134	1.45	†	1.45	†	3.02	†	1.48	†	2.99	†	7	††
Advisor Class
2015(f)	10.00	.11	(a)	(1.06)	(.95)	.07		—	.07		8.98	(9.45	)††	40,824	1.12	†	1.12	†	2.36	†	1.63	†	1.85	†	18	††
2016	8.98	.27	(a)	1.13	1.40	.21		.02	.23		10.15	15.66		55,218	1.12		1.12		2.75		1.21		2.66		31	†
2017(i	10.15	.17	(a)	(.39)	(.22)	.13		.14	.27		9.66	(2.10	)††	62,459	1.12	†	1.12	†	3.49	†	1.10	†	3.51	†	7	††
Institutional Class
2015(f)	10.00	.09	(a)	(1.04)	(.95)	.09		—	.09		8.96	(9.45	)††	963	1.00	†	1.00	†	2.08	†	2.18	†	.90	†	18	††
2016	8.96	.28	(a)	1.13	1.41	.21		.02	.23		10.14	15.89		634	1.00		1.00		2.87		1.06		2.81		31
2017(i)	10.14	.20	(a)	(.42)	(.22)	.13		.14	.27		9.65	(2.05	)††	581	1.02	†	1.02	†	4.20	†	.99	†	4.23	†	7	††
SELECT GROWTH FUND
Class A
2012	$ 6.31	$(.03)		$1.70	$ 1.67	$ —		$ —	$ —		$ 7.98	26.47%		$ 271,019	1.42%		1.42%		(.35)%		N/A		N/A		53%
2013	7.98	.02		1.24	1.26	—		—	—		9.24	15.79		315,833	1.35		1.35		.25		N/A		N/A		71
2014	9.24	—	(a)	1.73	1.73	.00	(b)	—	.00	(b)	10.97	18.77		330,595	1.27		1.27		.03		N/A		N/A		33
2015	10.97	.02	(a)	.65	.67	.00	(b)	—	.00	(b)	11.64	6.12		352,651	1.25		1.25		.16		N/A		N/A		48
2016	11.64	.02	(a)	.73	.75	.02		1.13	1.15		11.24	6.50		373,279	1.27		1.27		.22		N/A		N/A		59
2017(i)	11.24	—	(a)	1.00	1.00	.03		1.55	1.58		10.66	9.93	††	398,761	1.26	†	1.26	†	.04	†	N/A		N/A		29	††
Class B
2012	5.77	(.09)		1.57	1.48	—		—	—		7.25	25.65		5,853	2.12		2.12		(1.07)		N/A		N/A		53
2013	7.25	(.06)		1.15	1.09	—		—	—		8.34	15.03		5,308	2.10		2.10		(.48)		N/A		N/A		71
2014	8.34	(.07	)(a)	1.55	1.48	—		—	—		9.82	17.75		4,868	2.06		2.06		(.76)		N/A		N/A		33
2015	9.82	(.07	)(a)	.59	.52	—		—	—		10.34	5.30		4,101	2.03		2.03		(.63)		N/A		N/A		48
2016	10.34	(.06	)(a)	.65	.59	.00	(b)	1.13	1.13		9.80	5.71		3,393	2.03		2.03		(.56)		N/A		N/A		59
2017(i)	9.80	(.03	)(a)	.85	.82	.02		1.55	1.57		9.05	9.46	††	3,201	2.00	†	2.00	†	(.69	)†	N/A		N/A		29	††
Advisor Class
2013(g)	8.46	.01		.79	.80	—		—	—		9.26	9.46	††	1	1.02	†	1.02	†	.25	†	4.63	%†	(3.36	)%†	71	††
2014	9.26	.06	(a)	1.69	1.75	—		—	—		11.01	18.90		31,902.83			.83		.51		N/A		N/A		33
2015	11.01	.07	(a)	.66	.73	.01		—	.01		11.73	6.61		46,793.84			.84		.57		N/A		N/A		48
2016	11.73	.07	(a)	.73	.80	.03		1.13	1.16		11.37	6.93		66,588.85			.86		.62		N/A		N/A		59
2017(i)	11.37	.02	(a)	1.01	1.03	.04		1.55	1.59		10.81	10.14	††	80,542.84		†	.84	†	.45	†	N/A		N/A		29	††
Institutional Class
2013(g)	8.46	.02		.79	.81	—		—	—		9.27	9.57	††	1.89		†	.89	†	.39	†	4.32	†	(3.04	)†	71	††
2014	9.27	.05	(a)	1.74	1.79	—		—	—		11.06	19.31		3,057.83			.83		.48		N/A		N/A		33
2015	11.06	.07	(a)	.66	.73	.02		—	.02		11.77	6.56		3,608.82			.82		.59		N/A		N/A		48
2016	11.77	.07	(a)	.74	.81	.03		1.13	1.16		11.42	7.00		3,915.83			.83		.66		N/A		N/A		59
2017(i)	11.42	.03	(a)	1.01	1.04	.04		1.55	1.59		10.87	10.21	††	4,447.82		†	.82	†	.47	†	N/A		N/A		29	††

274	275

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset								Net				Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Income		Gain on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		(Loss)		Expenses***		(Loss)		Rate
SPECIAL SITUATIONS FUND
Class A
2012	$21.72	$ .01		$4.46	$4.47	$.03	$1.76	$1.79	$24.40	21.19%		$342,939	1.43%		1.43%		.03%		1.53%		(.07)%		41%
2013	24.40	.11		4.68	4.79	.12	1.00	1.12	28.07	20.47		412,102	1.39		1.39		.42		1.47		.34		110
2014	28.07	.02	(a)	3.16	3.18	—	4.60	4.60	26.65	11.65		425,957	1.33		1.33		.06		1.38		.01		55
2015	26.65	.02	(a)	.07	.09	.04	1.43	1.47	25.27	.12		432,235	1.32		1.32		.07		1.33		.06		43
2016	25.27	.17	(a)	2.36	2.53	.02	1.44	1.46	26.34	10.35		472,720	1.33		1.34		.68		1.34		.68		39
2017(i)	26.34	.02	(a)	2.77	2.79	.16	.24	.40	28.73	10.62	††	513,007	1.32	†	1.32	†	.13	†	1.32	†	.13	†	17	††
Class B
2012	18.74	(.15)		3.84	3.69	—	1.76	1.76	20.67	20.33		5,085	2.13		2.13		(.67)		2.23		(.77)		41
2013	20.67	(.10)		3.96	3.86	.08	1.00	1.08	23.45	19.62		4,932	2.13		2.13		(.29)		2.21		(.37)		110
2014	23.45	(.17	)(a)	2.62	2.45	—	4.60	4.60	21.30	10.71		4,441	2.16		2.16		(.77)		2.21		(.82)		55
2015	21.30	(.16	)(a)	.08	(.08)	—	1.43	1.43	19.79	(.67)		3,618	2.13		2.13		(.74)		2.14		(.75)		43
2016	19.79	(.02	)(a)	1.81	1.79	—	1.44	1.44	20.14	9.43		3,301	2.14		2.14		(.12)		2.15		(.13)		39
2017(i)	20.14	(.07	)(a)	2.12	2.05	.13	.24	.37	21.82	10.19	††	3,207	2.11	†	2.11	†	(.66	)†	2.11	†	(.66	)†	17	††
Advisor Class
2013(g)	25.71	.01		2.37	2.38	—	—	—	28.09	9.26	††	1	1.16	†	1.16	†	.08	†	4.82	†	(3.58	)†	110	††
2014	28.09	.12	(a)	3.10	3.22	—	4.60	4.60	26.71	11.82		26,458	1.01		1.01		.39		1.06		.34		55
2015	26.71	.10	(a)	.08	.18	.08	1.43	1.51	25.38	.46		38,790	1.02		1.03		.37		1.04		.36		43
2016	25.38	.23	(a)	2.39	2.62	.04	1.44	1.48	26.52	10.67		59,159	1.03		1.03		.94		1.04		.93		39
2017(i)	26.52	.06	(a)	2.79	2.85	.18	.24	.42	28.95	10.77	††	69,042	1.02	†	1.02	†	.43	†	1.02	†	.43	†	17	††
Institutional Class
2013(g)	25.71	.06		2.37	2.43	—	—	—	28.14	9.45	††	1.84		†	.84	†	.42	†	4.43	†	(3.17	)†	110	††
2014	28.14	.14	(a)	3.16	3.30	—	4.60	4.60	26.84	12.10		5,750.89			.89		.51		.94		.46		55
2015	26.84	.14	(a)	.08	.22	.16	1.43	1.59	25.47	.60		5,905.88			.88		.51		.89		.50		43
2016	25.47	.28	(a)	2.39	2.67	.05	1.44	1.49	26.65	10.84		6,914.88			.89		1.11		.90		1.10		39
2017(i)	26.65	.08	(a)	2.80	2.88	.18	.24	.42	29.11	10.85	††	7,937.88		†	.88	†	.56	†	.88	†	.56	†	17	††

276	277

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				PER SHARE DATA								RATIOS / SUPPLEMENTAL DATA
																			Ratio to Average Net
						Less Distributions							Ratio to Average						Assets Before Expenses
		Investment Operations				from							Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses***		Loss		Rate
TOTAL RETURN FUND
Class A
2012	$14.10	$.30		$2.71	$3.01	$.30	$ —	$.30	$16.81	21.46%		$532,551	1.32%		1.32%		1.79%		N/A		N/A		32%
2013	16.81	.27		1.99	2.26	.34	.24	.58	18.49	13.77		664,054	1.26		1.26		1.45		N/A		N/A		32
2014	18.49	.22	(a)	1.65	1.87	.31	.42	.73	19.63	10.18		767,354	1.19		1.19		1.14		N/A		N/A		44
2015	19.63	.21	(a)	(.68)	(.47)	.28	.67	.95	18.21	(2.65)		784,281	1.18		1.18		1.05		N/A		N/A		40
2016	18.21	.23	(a)	1.26	1.49	.27	.43	.70	19.00	8.36		845,726	1.19		1.19		1.27		N/A		N/A		63
2017(i)	19.00	.12	(a)	.56	.68	.16	.30	.46	19.22	3.65	††	859,299	1.19	†	1.19	†	1.23	†	N/A		N/A		21	††
Class B
2012	13.88	.18		2.65	2.83	.18	—	.18	16.53	20.49		10,872	2.02		2.02		1.09		N/A		N/A		32
2013	16.53	.15		1.95	2.10	.22	.24	.46	18.17	12.98		10,207	2.01		2.01		.71		N/A		N/A		32
2014	18.17	.07	(a)	1.61	1.68	.16	.42	.58	19.27	9.29		10,016	1.97		1.97		.36		N/A		N/A		44
2015	19.27	.06	(a)	(.68)	(.62)	.06	.67	.73	17.92	(3.44)		8,270	1.96		1.96		.27		N/A		N/A		40
2016	17.92	.09	(a)	1.25	1.34	.13	.43	.56	18.70	7.61		7,774	1.96		1.96		.50		N/A		N/A		63
2017(i)	18.70	.05	(a)	.54	.59	.09	.30	.39	18.90	3.22	††	7,427	1.94	†	1.94	†	.48	†	N/A		N/A		21	††
Advisor Class
2013(g)	17.62	.09		.95	1.04	.17	—	.17	18.49	5.89	††	1	1.01	†	1.01	†	1.40	†	4.76	%†	(2.35	)%†	32	††
2014	18.49	.29	(a)	1.60	1.89	.32	.42	.74	19.64	10.34		2,106.78			.78		1.46		N/A		N/A		44
2015	19.64	.29	(a)	(.69)	(.40)	.31	.67	.98	18.26	(2.24)		976.78			.78		1.44		N/A		N/A		40
2016	18.26	.26	(a)	1.27	1.53	.32	.43	.75	19.04	8.55		1,213.82			.82		1.63		N/A		N/A		63
2017(i)	19.04	.16	(a)	.60	.76	.19	.30	.49	19.31	4.06	††	1,066.79		†	.79	†	1.62	†	N/A		N/A		21	††
Institutional Class
2013(g)	17.62	.10		.95	1.05	.17	—	.17	18.50	5.98	††	1.82		†	.82	†	1.48	†	4.35	†	(2.05	)†	32	††
2014	18.50	.30	(a)	1.63	1.93	.36	.42	.78	19.65	10.55		2,885.78			.78		1.55		N/A		N/A		44
2015	19.65	.29	(a)	(.70)	(.41)	.28	.67	.95	18.29	(2.28)		30,644.77			.77		1.47		N/A		N/A		40
2016	18.29	.31	(a)	1.28	1.59	.32	.43	.75	19.13	8.88		32,525.77			.77		1.68		N/A		N/A		63
2017(i)	19.13	.16	(a)	.56	.72	.19	.30	.49	19.36	3.83	††	33,615.77		†	.77	†	1.65	†	N/A		N/A		21	††

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	Due to rounding, amount is less than .005 per share.
(c)	For the period December 1, 2016 (commencement of operations) to March 31, 2017.
(d)	For the period August 1, 2016 (commencement of operations) to September 30, 2016.
(e)	For the period April 1, 2016 (commencement of operations) to September 30, 2016.
(f)	For the period April 6, 2015 (commencement of operations) to September 30, 2015.
(g)	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(h)	Prior to September 4, 2012, known as Value Fund.
(i)	For the period October 1, 2016 to March 31, 2017.

278	See notes to financial statements	279

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Strategic Income Fund (each a series of First Investors Income Funds), and the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Equity Funds), as of March 31, 2017, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. We have audited the statement of cash flows of the Long Short Fund for the period December 1, 2016 (inception) to March 31, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian, brokers and agent banks. Where brokers and agent banks have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

280

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Strategic Income Fund, and the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund, as of March 31, 2017, and the results of their operations, its cash flows (with respect to Long Short Fund), changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 26, 2017

281

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS EQUITY FUNDS

Consideration of the Investment Advisory Agreement with Foresters Investment Management Company, Inc. and the Sub-Advisory Agreement with Lazard Asset Management LLC with respect to the First Investors Long Short Fund

At the November 17, 2016 meeting (the “November Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Equity Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the new First Investors Long Short Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with Foresters Investment Management Company, Inc. (“FIMCO”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) with Lazard Asset Management LLC (“Lazard,” and together with FIMCO, the “Advisers”).

The Trustees were provided with preliminary materials relating to the New Fund by FIMCO and Lazard initially in connection with a special Board meeting held on August 18, 2016 (the “August Meeting”) and then more detailed materials by the Advisers in advance of and at the November Meeting. The Trustees also met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Advisory Agreement and Sub-Advisory Agreement. In addition, the Trustees met in person with representatives of Lazard at the August Meeting and representatives of Lazard also participated in the November Meeting via teleconference. The material factors and conclusions that formed the basis for the approval of the Advisory Agreement and Sub-Advisory Agreement are discussed below.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, Lazard’s past performance and the Advisers’ personnel that would be serving the New Fund. In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Trustees also reviewed information provided by the Advisers, including the terms of such Agreements and information regarding fee arrangements, including the structure of the advisory fee and sub-advisory fee, the method of computing fees, and the frequency of payment of fees. The Trustees also reviewed information comparing the New Fund’s advisory fee rate and projected total expenses with a peer group of other similar funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, the Trustees reviewed, among other things, information regarding Lazard’s compliance program, financial condition, insurance coverage and brokerage practices.

282

After discussion and consideration among themselves, and with the Advisers, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the November Meeting, the Trustees concluded as follows with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by the Advisers were consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

• The prospects for satisfactory investment performance of the New Fund were reasonable;

• The projected contractual management fee, actual management fee and total expense ratio were within the range of fees charged by other funds in the New Fund’s assumed Broadridge peer group;

• Although the advisory fee and sub-advisory fee schedules included no breakpoints in their respective schedules, the Trustees concluded, based on representations from management, that the flat advisory fee was common for long short equity funds;

• Shareholders of the New Fund may benefit from FIMCO’s agreement that total expenses of the New Fund would be capped under an expense limitation agreement pursuant to which FIMCO or the New Fund’s transfer agent, an af-filiate of FIMCO, will limit total annual operating expenses (subject to certain exceptions) to a certain level for each class of shares of the New Fund;

• The cost of services to be provided by the Advisers to the New Fund and the profits realized by the Advisers and their respective affiliates, if any, from their respective relationship with the New Fund would be assessed after the New Fund has commenced operations when the Trustees first consider the renewal of the Advisory Agreement and Sub-Advisory Agreement; and

• The Advisers may receive certain “fall out” or ancillary benefits by obtaining research and other services from broker-dealers that execute brokerage transactions for the New Fund.

* * *

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Advisory Agreement and Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Agreements.

283

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

284

Shareholder Information

Investment Adviser	Subadviser
Foresters Investment Management	(Long Short Fund)
Company, Inc.	Lazard Asset Management, LLC
40 Wall Street	30 Rockefeller Plaza
New York, NY 10005	New York, NY 10112

Subadviser	Subadviser
(Floating Rate Fund and Fund For Income)	(Select Growth Fund)
Muzinich & Co., Inc.	Smith Asset Management Group, L.P.
450 Park Avenue	100 Crescent Court
New York, NY 10022	Dallas, TX 75201

Subadviser	Underwriter
(International Opportunities Bond Fund)	Foresters Financial Services, Inc.
Brandywine Global Investment	40 Wall Street
Management, LLC	New York, NY 10005
2929 Arch Street
Philadelphia, PA 19104	Custodian
The Bank of New York Mellon
Subadviser	225 Liberty Street
(Covered Call Strategy Fund)	New York, NY 10286
Ziegler Capital Management, LLC
70 W. Madison Street	Transfer Agent
Chicago, IL 60602	Foresters Investor Services, Inc.
Raritan Plaza I – 8th Floor
Subadviser	Edison, NJ 08837-3620
(Global Fund and Hedged U.S. Equity
Opportunities Fund)	Independent Registered Public
Wellington Management Company, LLP	Accounting Firm
280 Congress Street	Tait, Weller & Baker LLP
Boston, MA 02210	1818 Market Street
Philadelphia, PA 19103
Subadviser
(International Fund)	Legal Counsel
Vontobel Asset Management, Inc.	K&L Gates LLP
1540 Broadway	1601 K Street, N.W.
New York, NY 10036	Washington, D.C. 20006

285

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www. sec. gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www. sec. gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www. sec. gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

286

NOTES

287

NOTES

288

NOTES

289

Foresters Financial

Foresters Financial
40 Wall Street
New York, NY 10005

Save Paper
Sign up for e-delivery
foresters.com

IESAR317

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 26, 2017